                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act File Number 811-03942

                     LORD ABBETT TAX-FREE INCOME FUND, INC.
                     --------------------------------------
               (Exact name of Registrant as specified in charter)


                     90 Hudson Street, Jersey City, NJ 07302
                     ---------------------------------------
               (Address of principal executive offices) (zip code)


           Christina T. Simmons, Vice President & Assistant Secretary
                     90 Hudson Street, Jersey City, NJ 07302
                     ---------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 201-6984
                                                           --------------


Date of fiscal year end: 9/30
                         ----

Date of reporting period: 9/30/03
                          -------

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ITEM 1:          Report to Shareholders.

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[LORD ABBETT LOGO]

 2003
  ANNUAL
    REPORT

LORD ABBETT
TAX-FREE INCOME FUND
TAX-FREE INCOME TRUST

             NATIONAL TAX-FREE FUND
             CALIFORNIA TAX-FREE FUND
             CONNECTICUT TAX-FREE FUND
             HAWAII TAX-FREE FUND
             MINNESOTA TAX-FREE FUND
             MISSOURI TAX-FREE FUND
             NEW JERSEY TAX-FREE FUND
             NEW YORK TAX-FREE FUND
             TEXAS TAX-FREE FUND
             WASHINGTON TAX-FREE FUND
             INSURED INTERMEDIATE TAX-FREE FUND
             FLORIDA TAX-FREE TRUST
             GEORGIA TAX-FREE TRUST
             MICHIGAN TAX-FREE TRUST
             PENNSYLVANIA TAX-FREE TRUST

FOR THE YEAR ENDED SEPTEMBER 30, 2003

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--------------------------------------------------------------------------------
LORD ABBETT TAX-FREE INCOME FUND AND LORD ABBETT
TAX-FREE INCOME TRUST ANNUAL REPORT
FOR THE FISCAL YEAR ENDED SEPTEMBER 30, 2003

DEAR SHAREHOLDERS: We are pleased to provide you with this twelve-month overview of the Fund's and Trust's strategies and performance for the fiscal year ended September 30, 2003. On this and the following pages, we discuss the major factors that influenced performance.

    Thank you for investing in Lord Abbett Mutual Funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

BEST REGARDS,
/s/ Robert S. Dow
ROBERT S. DOW
CHAIRMAN
--------------------------------------------------------------------------------

Q. WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A. Both the Fund and the Trust benefited from portfolio structures designed to manage volatility. Contributing to performance were essential service revenue bonds, which outperformed tax-based general obligation bonds, as tax revenues declined in the economic slowdown.

   Insured bonds added to performance. Also adding to performance were pre-refunded bonds,(1) a sector of the municipal bond market that we feel is an important component of a defensive position over the long term.

   As long-term investment managers, our focus is consistent throughout the interest-rate cycle: we remain largely invested in the high-quality end of the municipal bond market. High-quality bonds tend to be less volatile and more liquid than lower-quality bonds.

   The portfolios' concentration in the high-quality market contributed to performance early in the year, as investors sought quality amid geopolitical uncertainty. Later in the year, positions in liquid, high-quality credits also enabled us to make strategic changes to take advantage of the opportunities created by increased market volatility. However, our lack of participation in the low-quality end of the market detracted from performance overall, as investors were attracted to the high yield offered in that segment of the market, boosting prices, especially in the second half of the year.

Q. PLEASE DESCRIBE THE OVERALL MARKET CONDITIONS DURING THE REPORTING PERIOD.

A. Geopolitical uncertainties surrounding the war with Iraq were the key drivers of financial markets in the first half of the fiscal year, generating a flight to quality on the part of investors. Fixed-income markets grew more volatile as the year progressed, reflecting mixed economic data and lack of clarity on the future direction of interest rates.

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--------------------------------------------------------------------------------

   Municipal bond markets also faced a mix of fundamental challenges, including budget shortfalls, as tax revenue fell in the sluggish economic environment. States seeking to take advantage of historically low borrowing costs helped to increase the volume of new issues. New issuances were not without credit-quality concerns in some areas.

   On the demand side, institutional buyers were attracted to the relative value of municipals compared with Treasuries. Retail buyers bought intermittently when yields were attractive but retreated just as quickly when yields fell.


(1) Pre-refunded bonds are older, tax-free bonds that typically pay coupons higher than current market rates and that have been refinanced or "prepaid" by the proceeds of a second bond issue. The proceeds of this second issuance are used to "call" or pay off the original issue at its first call date. Until that time, the monies are held in escrow and are usually invested in U.S. Treasuries. As a result, pre-refunded bonds are generally deemed to have virtually no default risk. Typically, when a bond becomes pre-refunded, it appreciates in value because of its higher credit quality and improved marketability.

IMPORTANT PERFORMANCE AND OTHER INFORMATION

THE VIEWS OF THE FUND'S AND TRUST'S MANAGEMENT AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS REPORT ARE AS OF SEPTEMBER 30, 2003; THESE VIEWS AND HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THIS DATE AND THEY DO NOT GUARANTEE THE FUTURE PERFORMANCE OF THE MARKETS OR THE FUND/TRUST. INFORMATION PROVIDED IN THIS REPORT SHOULD NOT BE CONSIDERED A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

A NOTE ABOUT RISK: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund/Trust, please see the Fund's/Trust's Prospectus.

PERFORMANCE: PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF ONGOING MARKET VOLATILITY, FUND/TRUST PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATION. The investment return and principal value of an investment in the Fund/Trust will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. The Fund/Trust offers additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Prospectus.

The Fund's/Trust's portfolios are actively managed and, therefore, allocations are subject to change.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. For more complete information about this or any Lord Abbett Mutual Fund, including risks, charges and ongoing expenses, please call your Investment Professional or Lord Abbett Distributor LLC at 888-522-2388 for a Prospectus. An investor should read the Prospectus carefully before investing.

NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

INVESTMENT COMPARISON

Below is a comparison of a $10,000 investment in Class A shares to the same investment in Lipper's Average of General Municipal Debt Funds, the Lehman Municipal Bond Index and the Lehman Municipal Long Current Coupon Index, assuming reinvestment of all dividends and distributions.(1) The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

[CHART]

                                   THE FUND
               THE FUND            (CLASS A SHARES)                     LEHMAN MUNICIPAL   LIPPER AVERAGE OF
               (CLASS A SHARES)    AT MAXIMUM         LEHMAN MUNICIPAL  LONG CURRENT       GENERAL MUNICIPAL
               AT NET ASSET VALUE  OFFERING PRICE(2)  BOND INDEX(1)     COUPON INDEX(1)    DEBT FUNDS(3)
1993                     $ 10,000           $  9,675          $ 10,000          $ 10,000            $ 10,000
1994                     $  9,437           $  9,130          $  9,756          $  9,275            $  9,628
1995                     $ 10,366           $ 10,029          $ 10,847          $ 10,040            $ 10,569
1996                     $ 11,020           $ 10,662          $ 11,502          $ 10,730            $ 11,167
1997                     $ 12,044           $ 11,653          $ 12,539          $ 11,694            $ 12,136
1998                     $ 13,200           $ 12,771          $ 13,632          $ 12,879            $ 13,134
1999                     $ 12,691           $ 12,279          $ 13,536          $ 12,436            $ 12,733
2000                     $ 13,328           $ 12,895          $ 14,371          $ 13,051            $ 13,332
2001                     $ 14,749           $ 14,270          $ 15,866          $ 14,338            $ 14,609
2002                     $ 16,013           $ 15,493          $ 17,283          $ 15,605            $ 15,718
2003                     $ 16,410           $ 15,877          $ 17,955          $ 15,970            $ 16,173

                              FISCAL YEAR-END 9/30
               AVERAGE ANNUAL TOTAL RETURNS AT MAXIMUM APPLICABLE
               SALES CHARGE FOR THE YEAR ENDED SEPTEMBER 30, 2003

                     1 YEAR      5 YEARS    10 YEARS    LIFE OF CLASS
         Class A(4)  -0.81%        3.77%       4.73%               --
         Class B(5)  -2.06%        3.66%          --            5.30%
         Class C(6)   1.80%        3.79%          --            5.40%

(1) Performance for each unmanaged index does not reflect any fees or expenses. The performance of the indices is not necessarily representative of the Fund's performance.
(2) Reflects the deduction of the maximum initial sales charge of 3.25%.
(3) Source: Lipper, Inc.
(4) This shows total return which is the percent change in value, after deduction of the maximum initial sales charge of 3.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ended September 30, 2003 using the SEC required uniform method to compute total return.
(5) The Class B shares were first offered on 8/1/96. Performance reflects the deduction of a CDSC of 4% for 1 year, 1% for 5 years and 0% for the life of the Class.
(6) The Class C shares were first offered on 7/15/96. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------

INVESTMENT COMPARISON

Below is a comparison of a $10,000 investment in Class A shares to the same investment in Lipper's Average of California Municipal Debt Funds, the Lehman Municipal Bond Index and the Lehman Municipal Long Current Coupon Index, assuming reinvestment of all dividends and distributions.(1) The performance of the other class will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such class. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

[CHART]

                                   THE FUND                                                LIPPER AVERAGE OF
               THE FUND            (CLASS A SHARES)   LEHMAN            LEHMAN MUNICIPAL   CALIFORNIA
               (CLASS A SHARES)    AT MAXIMUM         MUNICIPAL         LONG CURRENT       MUNICIPAL
               AT NET ASSET VALUE  OFFERING PRICE(2)  BOND INDEX(1)     COUPON INDEX(1)    DEBT FUNDS(3)
1993                    $  10,000          $  9,675       $  10,000            $  10,000           $  10,000
1994                    $   9,342          $   9,038      $   9,756            $   9,275           $   9,613
1995                    $  10,148          $   9,818      $  10,847            $  10,040           $  10,537
1996                    $  10,703          $  10,355      $  11,502            $  10,730           $  11,247
1997                    $  11,601          $  11,224      $  12,539            $  11,694           $  12,256
1998                    $  12,629          $  12,219      $  13,632            $  12,879           $  13,342
1999                    $  12,111          $  11,718      $  13,536            $  12,436           $  12,951
2000                    $  12,913          $  12,494      $  14,371            $  13,051           $  13,762
2001                    $  14,348          $  13,882      $  15,866            $  14,338           $  15,036
2002                    $  15,445          $  14,943      $  17,283            $  15,605           $  16,174
2003                    $  15,591          $  15,084      $  17,955            $  15,970           $  16,433

                              FISCAL YEAR-END 9/30
               AVERAGE ANNUAL TOTAL RETURNS AT MAXIMUM APPLICABLE
               SALES CHARGE FOR THE YEAR ENDED SEPTEMBER 30, 2003

                     1 YEAR      5 YEARS    10 YEARS    LIFE OF CLASS
         Class A(4)  -2.38%        3.62%       4.19%               --
         Class C(5)   0.26%        3.65%          --            5.06%

(1) Performance for each unmanaged index does not reflect any fees or expenses. The performance of the indices is not necessarily representative of the Fund's performance. Each index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.
(2) Reflects the deduction of the maximum initial sales charge of 3.25%.
(3) Source: Lipper, Inc.
(4) This shows total return which is the percent change in value, after deduction of the maximum initial sales charge of 3.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ended September 30, 2003 using the SEC required uniform method to compute total return.
(5) The Class C shares were first offered on 7/15/96. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

CONNECTICUT TAX-FREE FUND
--------------------------------------------------------------------------------

INVESTMENT COMPARISON

Below is a comparison of a $10,000 investment in Class A shares to the same investment in Lipper's Average of Connecticut Municipal Debt Funds, the Lehman Municipal Bond Index and the Lehman Municipal Long Current Coupon Index, assuming reinvestment of all dividends and distributions.(1) The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

[CHART]

                                   THE FUND
               THE FUND            (CLASS A SHARES)   LEHMAN MUNICIPAL  LIPPER AVERAGE OF
               (CLASS A SHARES)    AT MAXIMUM         LEHMAN MUNICIPAL  LONG CURRENT       CONNECTICUT MUNICIPAL
               AT NET ASSET VALUE  OFFERING PRICE(2)  BOND INDEX(1)     COUPON INDEX(1)    DEBT FUNDS(3)
1993                     $ 10,000           $  9,675          $ 10,000           $ 10,000               $ 10,000
1994                     $  9,487           $  9,179          $  9,756           $  9,275               $  9,528
1995                     $ 10,485           $ 10,144          $ 10,847           $ 10,040               $ 10,459
1996                     $ 11,083           $ 10,722          $ 11,502           $ 10,730               $ 11,022
1997                     $ 12,031           $ 11,640          $ 12,539           $ 11,694               $ 11,941
1998                     $ 13,032           $ 12,609          $ 13,632           $ 12,879               $ 12,898
1999                     $ 12,636           $ 12,226          $ 13,536           $ 12,436               $ 12,643
2000                     $ 13,182           $ 12,754          $ 14,371           $ 13,051               $ 13,242
2001                     $ 14,589           $ 14,114          $ 15,866           $ 14,338               $ 14,540
2002                     $ 15,871           $ 15,355          $ 17,283           $ 15,605               $ 15,708
2003                     $ 16,339           $ 15,808          $ 17,955           $ 15,970               $ 16,143

                              FISCAL YEAR-END 9/30
               AVERAGE ANNUAL TOTAL RETURNS AT MAXIMUM APPLICABLE
               SALES CHARGE FOR THE YEAR ENDED SEPTEMBER 30, 2003

                            1 YEAR     5 YEARS     10 YEARS
         Class A(4)         -0.40%       3.94%        4.68%

(1) Performance for each unmanaged index does not reflect any fees or expenses. The performance of the indices is not necessarily representative of the Fund's performance. Each index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.
(2) Reflects the deduction of the maximum initial sales charge of 3.25%.
(3) Source: Lipper, Inc.
(4) This shows total return which is the percent change in value, after deduction of the maximum initial sales charge of 3.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ended September 30, 2003 using the SEC required uniform method to compute total return.

HAWAII TAX-FREE FUND
--------------------------------------------------------------------------------

INVESTMENT COMPARISON

Below is a comparison of a $10,000 investment in Class A shares to the same investment in Lipper's Average of Hawaii Municipal Debt Funds, the Lehman Municipal Bond Index and the Lehman Municipal Long Current Coupon Index, assuming reinvestment of all dividends and distributions.(1) The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

[CHART]

                                   THE FUND
               THE FUND            (CLASS A SHARES)                            LEHMAN MUNICIPAL   LIPPER AVERAGE OF
               (CLASS A SHARES)    AT MAXIMUM OFFERING     LEHMAN MUNICIPAL    LONG CURRENT       HAWAII MUNICIPAL
               AT NET ASSET VALUE  PRICE(2)                BOND INDEX(1)       COUPON INDEX(1)    DEBT FUNDS(3)
1993                     $ 10,000             $  9,675             $ 10,000            $ 10,000            $ 10,000
1994                     $  9,446             $  9,139             $  9,756            $  9,275            $  9,676
1995                     $ 10,418             $ 10,079             $ 10,847            $ 10,040            $ 10,510
1996                     $ 11,036             $ 10,677             $ 11,502            $ 10,730            $ 11,121
1997                     $ 11,965             $ 11,576             $ 12,539            $ 11,694            $ 12,016
1998                     $ 12,993             $ 12,571             $ 13,632            $ 12,879            $ 12,957
1999                     $ 12,563             $ 12,154             $ 13,536            $ 12,436            $ 12,654
2000                     $ 13,183             $ 12,755             $ 14,371            $ 13,051            $ 13,266
2001                     $ 14,357             $ 13,890             $ 15,866            $ 14,338            $ 14,551
2002                     $ 15,617             $ 15,110             $ 17,283            $ 15,605            $ 15,732
2003                     $ 15,908             $ 15,391             $ 17,955            $ 15,970            $ 16,246

                              FISCAL YEAR-END 9/30
               AVERAGE ANNUAL TOTAL RETURNS AT MAXIMUM APPLICABLE
               SALES CHARGE FOR THE YEAR ENDED SEPTEMBER 30, 2003

                            1 YEAR     5 YEARS     10 YEARS
         Class A(4)         -1.37%       3.43%        4.40%

(1) Performance for each unmanaged index does not reflect any fees or expenses. The performance of the indices is not necessarily representative of the Fund's performance. Each index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.
(2) Reflects the deduction of the maximum initial sales charge of 3.25%.
(3) Source: Lipper, Inc.
(4) This shows total return which is the percent change in value, after deduction of the maximum initial sales charge of 3.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ended September 30, 2003 using the SEC required uniform method to compute total return.

MINNESOTA TAX-FREE FUND
--------------------------------------------------------------------------------

INVESTMENT COMPARISON

Below is a comparison of a $10,000 investment in Class A shares to the same investment in Lipper's Average of Minnesota Municipal Debt Funds, the Lehman Municipal Bond Index and the Lehman Municipal Long Current Coupon Index, assuming reinvestment of all dividends and distributions.(1) The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

[CHART]

              THE FUND             THE FUND                                               LEHMAN MUNICIPAL   LIPPER AVERAGE
              (CLASS A SHARES)     (CLASS A SHARES)                 LEHMAN MUNICIPAL      LONG CURRENT       OF MINNESOTA MUNICIPAL
              AT NET ASSET VALUE   AT MAXIMUM OFFERING PRICE(2)     BOND INDEX(1)         COUPON INDEX(1)    DEBT FUNDS(3)
27-Dec-94               $ 10,000                      $  9,675              $ 10,000              $ 10,000                $ 10,000
30-Sep-95               $ 11,023                      $ 10,665              $ 11,280              $ 11,139                $ 11,073
30-Sep-96               $ 11,512                      $ 11,138              $ 11,961              $ 11,905                $ 11,645
30-Sep-97               $ 12,545                      $ 12,137              $ 13,040              $ 12,974                $ 12,563
30-Sep-98               $ 13,564                      $ 13,123              $ 14,176              $ 14,289                $ 13,546
30-Sep-99               $ 13,195                      $ 12,766              $ 14,077              $ 13,798                $ 13,248
30-Sep-00               $ 13,897                      $ 13,445              $ 14,945              $ 14,480                $ 13,796
30-Sep-01               $ 15,367                      $ 14,868              $ 16,500              $ 15,908                $ 15,040
30-Sep-02               $ 16,682                      $ 16,140              $ 17,973              $ 17,314                $ 16,161
30-Sep-03               $ 17,278                      $ 16,717              $ 18,672              $ 17,719                $ 16,701

                              FISCAL YEAR-END 9/30
               AVERAGE ANNUAL TOTAL RETURNS AT MAXIMUM APPLICABLE
               SALES CHARGE FOR THE YEAR ENDED SEPTEMBER 30, 2003

                                  1 YEAR     5 YEARS   LIFE OF FUND
               Class A(4)          0.27%       4.28%          6.04%

(1) Performance for each unmanaged index does not reflect any fees or expenses and is calculated from December 31, 1994. The performance of the indices is not necessarily representative of the Fund's performance. Each index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.
(2) Reflects the deduction of the maximum initial sales charge of 3.25%.
(3) Source: Lipper, Inc. Calculated from December 31, 1994.
(4) This shows total return which is the percent change in value, after deduction of the maximum initial sales charge of 3.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ended September 30, 2003 using the SEC required uniform method to compute total return. The Class A share inception date is 12/27/94.

MISSOURI TAX-FREE FUND
--------------------------------------------------------------------------------

INVESTMENT COMPARISON

Below is a comparison of a $10,000 investment in Class A shares to the same investment in Lipper's Average of Missouri Municipal Debt Funds, the Lehman Municipal Bond Index and the Lehman Municipal Long Current Coupon Index, assuming reinvestment of all dividends and distributions.(1) The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

[CHART]

                 THE FUND             THE FUND                                       LEHMAN MUNICIPAL    LIPPER AVERAGE OF
                 (CLASS A SHARES)     (CLASS A SHARES) AT         LEHMAN MUNICIPAL   LONG CURRENT        MISSOURI MUNICIPAL
                 AT NET ASSET VALUE   MAXIMUM OFFERING PRICE(2)   BOND INDEX(1)      COUPON INDEX(1)     DEBT FUNDS(3)
30-Sep-93                  $ 10,000                    $  9,675           $ 10,000           $ 10,000              $ 10,000
30-Sep-94                  $  9,478                    $  9,170           $  9,756           $  9,275              $  9,578
30-Sep-95                  $ 10,445                    $ 10,105           $ 10,847           $ 10,040              $ 10,565
30-Sep-96                  $ 11,023                    $ 10,665           $ 11,502           $ 10,730              $ 11,162
30-Sep-97                  $ 11,930                    $ 11,542           $ 12,539           $ 11,694              $ 12,087
30-Sep-98                  $ 12,855                    $ 12,437           $ 13,632           $ 12,879              $ 13,039
30-Sep-99                  $ 12,566                    $ 12,158           $ 13,536           $ 12,436              $ 12,716
30-Sep-00                  $ 13,147                    $ 12,719           $ 14,371           $ 13,051              $ 13,305
30-Sep-01                  $ 14,610                    $ 14,135           $ 15,866           $ 14,338              $ 14,634
30-Sep-02                  $ 15,730                    $ 15,219           $ 17,283           $ 15,605              $ 15,777
30-Sep-03                  $ 16,231                    $ 15,703           $ 17,955           $ 15,970              $ 16,247

                              FISCAL YEAR-END 9/30
               AVERAGE ANNUAL TOTAL RETURNS AT MAXIMUM APPLICABLE
               SALES CHARGE FOR THE YEAR ENDED SEPTEMBER 30, 2003

                                  1 YEAR     5 YEARS     10 YEARS
               Class A(4)         -0.15%       4.08%        4.61%

(1) Performance for each unmanaged index does not reflect any fees or expenses. The performance of the indices is not necessarily representative of the Fund's performance. Each index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.
(2) Reflects the deduction of the maximum initial sales charge of 3.25%.
(3) Source: Lipper, Inc.
(4) This shows total return which is the percent change in value, after deduction of the maximum initial sales charge of 3.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ended September 30, 2003 using the SEC required uniform method to compute total return.

NEW JERSEY TAX-FREE FUND
--------------------------------------------------------------------------------

INVESTMENT COMPARISON

Below is a comparison of a $10,000 investment in Class A shares to the same investment in Lipper's Average of New Jersey Municipal Debt Funds, the Lehman Municipal Bond Index and the Lehman Municipal Long Current Coupon Index, assuming reinvestment of all dividends and distributions.(1) The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

[CHART]

                     THE FUND             THE FUND                                       LEHMAN MUNICIPAL    LIPPER AVERAGE OF
                     (CLASS A SHARES)     (CLASS A SHARES) AT         LEHMAN MUNICIPAL   LONG CURRENT        MISSOURI MUNICIPAL
                     AT NET ASSET VALUE   MAXIMUM OFFERING PRICE(2)   BOND INDEX(1)      COUPON INDEX(1)     DEBT FUNDS(3)
September 30,1993              $ 10,000                    $  9,675           $ 10,000           $ 10,000              $ 10,000
September 30,1994              $  9,610                    $  9,298           $  9,756           $  9,275              $  9,582
September 30,1995              $ 10,569                    $ 10,226           $ 10,847           $ 10,040              $ 10,517
September 30,1996              $ 11,234                    $ 10,869           $ 11,502           $ 10,730              $ 11,089
September 30,1997              $ 12,161                    $ 11,765           $ 12,539           $ 11,694              $ 11,998
September 30,1998              $ 13,295                    $ 12,863           $ 13,632           $ 12,879              $ 12,968
September 30,1999              $ 12,799                    $ 12,383           $ 13,536           $ 12,436              $ 12,653
September 30,2000              $ 13,479                    $ 13,041           $ 14,371           $ 13,051              $ 13,216
September 30,2001              $ 14,884                    $ 14,400           $ 15,866           $ 14,338              $ 14,461
September 30,2002              $ 16,068                    $ 15,546           $ 17,283           $ 15,605              $ 15,515
September 30,2003              $ 16,279                    $ 15,750           $ 17,955           $ 15,970              $ 15,970

                              FISCAL YEAR-END 9/30
               AVERAGE ANNUAL TOTAL RETURNS AT MAXIMUM APPLICABLE
               SALES CHARGE FOR THE YEAR ENDED SEPTEMBER 30, 2003

                                  1 YEAR     5 YEARS     10 YEARS
               Class A(4)         -1.97%       3.43%        4.64%

(1) Performance for each unmanaged index does not reflect any fees or expenses. The performance of the indices is not necessarily representative of the Fund's performance. Each index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.
(2) Reflects the deduction of the maximum initial sales charge of 3.25%.
(3) Source: Lipper, Inc.
(4) This shows total return which is the percent change in value, after deduction of the maximum initial sales charge of 3.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ended September 30, 2003 using the SEC required uniform method to compute total return.

NEW YORK TAX-FREE FUND
--------------------------------------------------------------------------------

INVESTMENT COMPARISON

Below is a comparison of a $10,000 investment in Class A shares to the same investment in Lipper's Average of New York Municipal Debt Funds, the Lehman Municipal Bond Index and the Lehman Municipal Long Current Coupon Index, assuming reinvestment of all dividends and distributions.(1) The performance of the other class will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such class. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

[CHART

                        THE FUND             THE FUND                                       LEHMAN MUNICIPAL    LIPPER AVERAGE OF
                        (CLASS A SHARES)     (CLASS A SHARES) AT         LEHMAN MUNICIPAL   LONG CURRENT        MISSOURI MUNICIPAL
                        AT NET ASSET VALUE   MAXIMUM OFFERING PRICE(2)   BOND INDEX(1)      COUPON INDEX(1)     DEBT FUNDS(3)
30-Sep-93                         $ 10,000                    $  9,675           $ 10,000           $ 10,000              $ 10,000
30-Sep-94                         $  9,478                    $  9,170           $  9,756           $  9,275              $  9,578
30-Sep-95                         $ 10,445                    $ 10,105           $ 10,847           $ 10,040              $ 10,565
30-Sep-96                         $ 11,023                    $ 10,665           $ 11,502           $ 10,730              $ 11,162
30-Sep-97                         $ 11,930                    $ 11,542           $ 12,539           $ 11,694              $ 12,087
30-Sep-98                         $ 12,855                    $ 12,437           $ 13,632           $ 12,879              $ 13,039
30-Sep-99                         $ 12,566                    $ 12,158           $ 13,536           $ 12,436              $ 12,716
30-Sep-00                         $ 13,147                    $ 12,719           $ 14,371           $ 13,051              $ 13,305
30-Sep-01                         $ 14,610                    $ 14,135           $ 15,866           $ 14,338              $ 14,634
30-Sep-02                         $ 15,730                    $ 15,219           $ 17,283           $ 15,605              $ 15,777
30-Sep-03                         $ 16,231                    $ 15,703           $ 17,955           $ 15,970              $ 16,247

                              FISCAL YEAR-END 9/30
               AVERAGE ANNUAL TOTAL RETURNS AT MAXIMUM APPLICABLE
               SALES CHARGE FOR THE YEAR ENDED SEPTEMBER 30, 2003

                           1 YEAR      5 YEARS    10 YEARS   LIFE OF CLASS
               Class A(4)  -0.77%        4.35%       4.57%             --
               Class C(5)   1.88%        4.40%         --            5.53%

(1) Performance for each unmanaged index does not reflect any fees or expenses. The performance of the indices is not necessarily representative of the Fund's performance. Each index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.
(2) Reflects the deduction of the maximum initial sales charge of 3.25%.
(3) Source: Lipper, Inc.
(4) This shows total return which is the percent change in value, after deduction of the maximum initial sales charge of 3.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ended September 30, 2003 using the SEC required uniform method to compute total return.
(5) The Class C shares were first offered on 7/15/96. The 1% CDSC for
Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

TEXAS TAX-FREE FUND
--------------------------------------------------------------------------------

INVESTMENT COMPARISON

Below is a comparison of a $10,000 investment in Class A shares to the same investment in Lipper's Average of Texas Municipal Debt Funds, the Lehman Municipal Bond Index and the Lehman Municipal Long Current Coupon Index, assuming reinvestment of all dividends and distributions.(1) The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

[CHART]

                        THE FUND             THE FUND                                       LEHMAN MUNICIPAL    LIPPER AVERAGE OF
                        (CLASS A SHARES)     (CLASS A SHARES) AT         LEHMAN MUNICIPAL   LONG CURRENT        MISSOURI MUNICIPAL
                        AT NET ASSET VALUE   MAXIMUM OFFERING PRICE(2)   BOND INDEX(1)      COUPON INDEX(1)     DEBT FUNDS(3)
30-Sep-93                         $ 10,000                    $  9,675           $ 10,000           $ 10,000              $ 10,000
30-Sep-94                         $  9,541                    $  9,231           $  9,756           $  9,275              $  9,732
30-Sep-95                         $ 10,604                    $ 10,259           $ 10,847           $ 10,040              $ 10,778
30-Sep-96                         $ 11,251                    $ 10,885           $ 11,502           $ 10,730              $ 11,455
30-Sep-97                         $ 12,291                    $ 11,892           $ 12,539           $ 11,694              $ 12,452
30-Sep-98                         $ 13,427                    $ 12,991           $ 13,632           $ 12,879              $ 13,493
30-Sep-99                         $ 12,761                    $ 12,346           $ 13,536           $ 12,436              $ 13,015
30-Sep-00                         $ 13,289                    $ 12,858           $ 14,371           $ 13,051              $ 13,472
30-Sep-01                         $ 14,792                    $ 14,312           $ 15,866           $ 14,338              $ 14,764
30-Sep-02                         $ 16,205                    $ 15,678           $ 17,283           $ 15,605              $ 15,906
30-Sep-03                         $ 16,743                    $ 16,199           $ 17,955           $ 15,970              $ 16,455

                              FISCAL YEAR-END 9/30
               AVERAGE ANNUAL TOTAL RETURNS AT MAXIMUM APPLICABLE
               SALES CHARGE FOR THE YEAR ENDED SEPTEMBER 30, 2003

                                  1 YEAR     5 YEARS     10 YEARS
               Class A(4)         -0.02%       3.83%        4.95%

(1) Performance for each unmanaged index does not reflect any fees or expenses. The performance of the indices is not necessarily representative of the Fund's performance. Each index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.
(2) Reflects the deduction of the maximum initial sales charge of 3.25%
(3) Source: Lipper, Inc.
(4) This shows total return which is the percent change in value, after deduction of the maximum initial sales charge of 3.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ended September 30, 2003 using the SEC required uniform method to compute total return.

WASHINGTON TAX-FREE FUND
--------------------------------------------------------------------------------

INVESTMENT COMPARISON

Below is a comparison of a $10,000 investment in Class A shares to the same investment in Lipper's Average of Other State Municipal Debt Funds, the Lehman Municipal Bond Index and the Lehman Municipal Long Current Coupon Index, assuming reinvestment of all dividends and distributions.(1) The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

[CHART]

                                         THE FUND
                    THE FUND             (CLASS A SHARES) AT                            LEHMAN MUNICIPAL    LIPPER AVERAGE OF
                    (CLASS A SHARES)     MAXIMUM OFFERING      LEHMAN MUNICIPAL BOND    LONG CURRENT        OTHER STATE MUNICIPAL
                    AT NET ASSET VALUE   PRICE(2)              INDEX(1)                 COUPON INDEX(1)     DEBT FUNDS(3)
30-Sep-93                     $ 10,000              $  9,675                $ 10,000            $ 10,000                 $ 10,000
30-Sep-94                     $  9,435              $  9,128                $  9,756            $  9,275                 $  9,694
30-Sep-95                     $ 10,423              $ 10,084                $ 10,847            $ 10,040                 $ 10,561
30-Sep-96                     $ 11,132              $ 10,770                $ 11,502            $ 10,730                 $ 11,169
30-Sep-97                     $ 12,225              $ 11,827                $ 12,539            $ 11,694                 $ 12,061
30-Sep-98                     $ 13,384              $ 12,949                $ 13,632            $ 12,879                 $ 13,000
30-Sep-99                     $ 12,826              $ 12,409                $ 13,536            $ 12,436                 $ 12,702
30-Sep-00                     $ 13,454              $ 13,017                $ 14,371            $ 13,051                 $ 13,288
30-Sep-01                     $ 14,924              $ 14,439                $ 15,866            $ 14,338                 $ 14,503
30-Sep-02                     $ 16,224              $ 15,697                $ 17,283            $ 15,605                 $ 15,566
30-Sep-03                     $ 16,671              $ 16,129                $ 17,955            $ 15,970                 $ 15,939

                              FISCAL YEAR-END 9/30
               AVERAGE ANNUAL TOTAL RETURNS AT MAXIMUM APPLICABLE
               SALES CHARGE FOR THE YEAR ENDED SEPTEMBER 30, 2003

                                  1 YEAR     5 YEARS     10 YEARS
               Class A(4)         -0.61%       3.81%        4.90%

(1) Performance for each unmanaged index does not reflect any fees or expenses. The performance of the indices is not necessarily representative of the Fund's performance. Each index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.
(2) Reflects the deduction of the maximum initial sales charge of 3.25%.
(3) Source: Lipper, Inc.
(4) This shows total return which is the percent change in value, after deduction of the maximum initial sales charge of 3.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ended September 30, 2003 using the SEC required uniform method to compute total return.

INSURED INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------

INVESTMENT COMPARISON

Below is a comparison of a $10,000 investment in Class A shares to the same investment in Lipper's Average of Insured Municipal Debt Funds and the Lehman 3-10 Year Insured Tax-Exempt Bond Index, assuming reinvestment of all dividends and distributions.(1) The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

[CHART]

               THE FUND               THE FUND                                                          LIPPER AVERAGE
               (CLASS A SHARES)       (CLASS A SHARES)              LEHMAN 3-10 YEAR                    OF INSURED
               AT NET ASSET VALUE     AT MAXIMUM OFFERING PRICE(2)  INSURED TAX-EXEMPT BOND INDEX(1)    MUNICIPAL DEBT FUNDS(3)
30-Jun-03                $ 10,000                          $ 9,675                          $ 10,000                   $ 10,000
31-Jul-03                $  9,640                          $ 9,327                          $  9,586                   $  9,696
31-Aug-03                $  9,723                          $ 9,407                          $  9,683                   $  9,774
30-Sep-03                $ 10,017                          $ 9,691                          $  9,978                   $ 10,055

                              FISCAL YEAR-END 9/30
               AVERAGE ANNUAL TOTAL RETURNS AT MAXIMUM APPLICABLE
              SALES CHARGE FOR THE PERIOD ENDED SEPTEMBER 30, 2003

                             LIFE OF CLASS
      Class A(4)                    -3.13%
      Class B(5)                    -4.94%
      Class C(6)                    -1.03%
      Class P(7)                     0.11%

(1) Performance for each unmanaged index does not reflect any fees or expenses. The performance of the indices is not necessarily representative of the Fund's performance.
(2) Reflects the deduction of the maximum initial sales charge of 3.25%.
(3) Source: Lipper, Inc.
(4) This shows total return which is the percent change in value, after deduction of the maximum initial sales charge of 3.25% applicable to Class A shares, with all dividends and distributions reinvested for period shown ended September 30, 2003 using the SEC required uniform method to compute total return.
(5) The Class B shares were first offered on 6/30/03. Performance reflects the deduction of a CDSC of 5% for the life of the Class.
(6) The Class C shares were first offered on 6/30/03. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date.
(7) The Class P shares were first offered on 6/30/03. Performance is at net asset value.

FLORIDA TAX-FREE TRUST
--------------------------------------------------------------------------------

INVESTMENT COMPARISON

Below is a comparison of a $10,000 investment in Class A shares to the same investment in Lipper's Average of Florida Municipal Debt Funds, the Lehman Municipal Bond Index and the Lehman Municipal Long Current Coupon Index, assuming reinvestment of all dividends and distributions.(1) The performance of the other class will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such class. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

[CHART]

                                      THE FUND
               THE FUND               (CLASS A SHARES)                          LEHMAN MUNICIPAL      LIPPER AVERAGE
               (CLASS A SHARES)       AT MAXIMUM          LEHMAN MUNICIPAL      LONG CURRENT          OF FLORIDA MUNICIPAL
               AT NET ASSET VALUE     OFFERING PRICE(2)   BOND INDEX(1)         COUPON INDEX(1)       DEBT FUNDS(3)
1993                     $ 10,000              $  9,675           $ 10,000              $ 10,000                  $ 10,000
1994                     $  9,406              $  9,100           $  9,756              $  9,275                  $  9,549
1995                     $ 10,338              $ 10,002           $ 10,847              $ 10,040                  $ 10,573
1996                     $ 10,851              $ 10,498           $ 11,502              $ 10,730                  $ 11,181
1997                     $ 11,676              $ 11,296           $ 12,539              $ 11,694                  $ 12,085
1998                     $ 12,632              $ 12,221           $ 13,632              $ 12,879                  $ 13,083
1999                     $ 12,172              $ 11,776           $ 13,536              $ 12,436                  $ 12,713
2000                     $ 12,687              $ 12,275           $ 14,371              $ 13,051                  $ 13,314
2001                     $ 14,043              $ 13,587           $ 15,866              $ 14,338                  $ 14,587
2002                     $ 15,181              $ 14,687           $ 17,283              $ 15,605                  $ 15,661
2003                     $ 15,578              $ 15,072           $ 17,955              $ 15,970                  $ 16,095

                              FISCAL YEAR-END 9/30
               AVERAGE ANNUAL TOTAL RETURNS AT MAXIMUM APPLICABLE
               SALES CHARGE FOR THE YEAR ENDED SEPTEMBER 30, 2003

                           1 YEAR      5 YEARS    10 YEARS   LIFE OF CLASS
               Class A(4)  -0.77%        3.59%       4.18%              --
               Class C(5)   1.97%        3.63%         --             4.83%

(1) Performance for each unmanaged index does not reflect any fees or expenses. The performance of the indices is not necessarily representative of the Fund's performance. Each index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.
(2) Reflects the deduction of the maximum initial sales charge of 3.25%.
(3) Source: Lipper, Inc.
(4) This shows total return which is the percent change in value, after deduction of the maximum initial sales charge of 3.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ended September 30, 2003 using the SEC required uniform method to compute total return.
(5) The Class C shares were first offered on 7/15/96. The 1% CDSC for
Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

GEORGIA TAX-FREE TRUST
--------------------------------------------------------------------------------

INVESTMENT COMPARISON

Below is a comparison of a $10,000 investment in Class A shares to the same investment in Lipper's Average of Georgia Municipal Debt Funds, the Lehman Municipal Bond Index and the Lehman Municipal Long Current Coupon Index, assuming reinvestment of all dividends and distributions.(1) The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

[CHART]

                                      THE FUND
               THE FUND               (CLASS A SHARES)                          LEHMAN MUNICIPAL      LIPPER AVERAGE
               (CLASS A SHARES)       AT MAXIMUM          LEHMAN MUNICIPAL      LONG CURRENT          OF GEORGIA
               AT NET ASSET VALUE     OFFERING PRICE(2)   BOND INDEX(1)         COUPON INDEX(1)       MUNICIPAL DEBT FUNDS(3)
27-Dec-94                $ 10,000              $  9,675           $ 10,000              $ 10,000                     $ 10,000
30-Sep-95                $ 11,127              $ 10,765           $ 11,280              $ 11,139                     $ 11,193
30-Sep-96                $ 11,944              $ 11,556           $ 11,961              $ 11,905                     $ 11,858
30-Sep-97                $ 13,107              $ 12,681           $ 13,040              $ 12,974                     $ 12,920
30-Sep-98                $ 14,475              $ 14,005           $ 14,176              $ 14,289                     $ 14,007
30-Sep-99                $ 13,995              $ 13,540           $ 14,077              $ 13,798                     $ 13,567
30-Sep-00                $ 14,932              $ 14,447           $ 14,945              $ 14,480                     $ 14,270
30-Sep-01                $ 16,830              $ 16,283           $ 16,500              $ 15,908                     $ 15,650
30-Sep-02                $ 18,391              $ 17,793           $ 17,973              $ 17,314                     $ 16,896
30-Sep-03                $ 18,981              $ 18,364           $ 18,672              $ 17,719                     $ 17,391

                              FISCAL YEAR-END 9/30
               AVERAGE ANNUAL TOTAL RETURNS AT MAXIMUM APPLICABLE
               SALES CHARGE FOR THE YEAR ENDED SEPTEMBER 30, 2003

                                  1 YEAR     5 YEARS   LIFE OF FUND
               Class A(4)         -0.12%       4.89%          7.18%

(1) Performance for each unmanaged index does not reflect any fees or expenses and is calculated from December 31, 1994. The performance of the indices is not necessarily representative of the Fund's performance. Each index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.
(2) Reflects the deduction of the maximum initial sales charge of 3.25%.
(3) Source: Lipper, Inc. Calculated from December 31, 1994.
(4) This shows total return which is the percent change in value, after deduction of the maximum initial sales charge of 3.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ended September 30, 2003 using the SEC required uniform method to compute total return. The Class A share inception date is 12/27/94.

MICHIGAN TAX-FREE TRUST
--------------------------------------------------------------------------------

INVESTMENT COMPARISON

Below is a comparison of a $10,000 investment in Class A shares to the same investment in Lipper's Average of Michigan Municipal Debt Funds, the Lehman Municipal Bond Index and the Lehman Municipal Long Current Coupon Index, assuming reinvestment of all dividends and distributions.(1) The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

[CHART]

                                      THE FUND
               THE FUND               (CLASS A SHARES)                          LEHMAN MUNICIPAL      LIPPER AVERAGE
               (CLASS A SHARES)       AT MAXIMUM          LEHMAN MUNICIPAL      LONG CURRENT          OF MICHIGAN MUNICIPAL
               AT NET ASSET VALUE     OFFERING PRICE(2)   BOND INDEX(1)         COUPON INDEX(1)       DEBT FUNDS(3)
30-Sep-93                $ 10,000              $  9,675           $ 10,000              $ 10,000                   $ 10,000
30-Sep-94                $  9,497              $  9,188           $  9,756              $  9,275                   $  9,694
30-Sep-95                $ 10,550              $ 10,207           $ 10,847              $ 10,040                   $ 10,661
30-Sep-96                $ 11,157              $ 10,794           $ 11,502              $ 10,730                   $ 11,271
30-Sep-97                $ 12,152              $ 11,757           $ 12,539              $ 11,694                   $ 12,194
30-Sep-98                $ 13,206              $ 12,776           $ 13,632              $ 12,879                   $ 13,180
30-Sep-99                $ 12,823              $ 12,406           $ 13,536              $ 12,436                   $ 12,848
30-Sep-00                $ 13,625              $ 13,183           $ 14,371              $ 13,051                   $ 13,469
30-Sep-01                $ 15,290              $ 14,793           $ 15,866              $ 14,338                   $ 14,769
30-Sep-02                $ 16,754              $ 16,209           $ 17,283              $ 15,605                   $ 15,924
30-Sep-03                $ 17,283              $ 16,721           $ 17,955              $ 15,970                   $ 16,378

                              FISCAL YEAR-END 9/30
               AVERAGE ANNUAL TOTAL RETURNS AT MAXIMUM APPLICABLE
               SALES CHARGE FOR THE YEAR ENDED SEPTEMBER 30, 2003

                                  1 YEAR     5 YEARS     10 YEARS
               Class A(4)         -0.15%       4.82%        5.27%

(1) Performance for each unmanaged index does not reflect any fees or expenses. The performance of the indices is not necessarily representative of the Fund's performance. Each index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.
(2) Reflects the deduction of the maximum initial sales charge of 3.25%.
(3) Source: Lipper, Inc. Calculated from November 30, 1992.
(4) This shows total return which is the percent change in value, after deduction of the maximum initial sales charge of 3.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ended September 30, 2003 using the SEC required uniform method to compute total return.

PENNSYLVANIA TAX-FREE TRUST
--------------------------------------------------------------------------------

INVESTMENT COMPARISON

Below is a comparison of a $10,000 investment in Class A shares to the same investment in Lipper's Average of Pennsylvania Municipal Debt Funds, the Lehman Municipal Bond Index and the Lehman Municipal Long Current Coupon Index, assuming reinvestment of all dividends and distributions.(1) The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

[CHART]

               THE FUND             THE FUND                                         LEHMAN MUNICIPAL   LIPPER AVERAGE OF
               (CLASS A SHARES)     (CLASS A SHARES)              LEHMAN MUNICIPAL   LONG CURRENT       PENNSYLVANIA MUNICIPAL
               AT NET ASSET VALUE   AT MAXIMUM OFFERING PRICE(2)  BOND INDEX(1)      COUPON INDEX(1)    DEBT FUNDS(3)
30-Sep-93                $ 10,000                       $  9,675          $ 10,000           $ 10,000                 $ 10,000
30-Sep-94                $  9,485                       $  9,177          $  9,756           $  9,275                 $  9,636
30-Sep-95                $ 10,487                       $ 10,146          $ 10,847           $ 10,040                 $ 10,568
30-Sep-96                $ 11,105                       $ 10,744          $ 11,502           $ 10,730                 $ 11,187
30-Sep-97                $ 12,087                       $ 11,694          $ 12,539           $ 11,694                 $ 12,119
30-Sep-98                $ 13,198                       $ 12,769          $ 13,632           $ 12,879                 $ 13,069
30-Sep-99                $ 12,816                       $ 12,400          $ 13,536           $ 12,436                 $ 12,702
30-Sep-00                $ 13,473                       $ 13,035          $ 14,371           $ 13,051                 $ 13,258
30-Sep-01                $ 14,964                       $ 14,478          $ 15,866           $ 14,338                 $ 14,522
30-Sep-02                $ 16,246                       $ 15,718          $ 17,283           $ 15,605                 $ 15,640
30-Sep-03                $ 16,656                       $ 16,115          $ 17,955           $ 15,970                 $ 16,114

                              FISCAL YEAR-END 9/30
               AVERAGE ANNUAL TOTAL RETURNS AT MAXIMUM APPLICABLE
               SALES CHARGE FOR THE YEAR ENDED SEPTEMBER 30, 2003

                                  1 YEAR     5 YEARS     10 YEARS
               Class A(4)         -0.81%       4.07%        4.89%

(1) Performance for each unmanaged index does not reflect any fees or expenses. The performance of the indices is not necessarily representative of the Fund's performance. Each index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.
(2) Reflects the deduction of the maximum initial sales charge of 3.25%.
(3) Source: Lipper, Inc.
(4) This shows total return which is the percent change in value, after deduction of the maximum initial sales charge of 3.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ended September 30, 2003 using the SEC required uniform method to compute total return.

SCHEDULE OF INVESTMENTS
NATIONAL TAX-FREE FUND SEPTEMBER 30, 2003

                                                                                     RATING:        PRINCIPAL
                                                 INTEREST          MATURITY           S&P OR           AMOUNT
INVESTMENTS                                          RATE              DATE       MOODY'S(a)            (000)            VALUE
------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS 97.86%

EDUCATION 16.45%

CA Ed Fac Auth Rev Ref
Pepperdine Univ Ser A(10)                            5.00%         9/1/2033              AAA     $     10,000    $  10,085,400

CA Ed Fac Auth Rev USC                               5.00%        10/1/2033              AA+           10,000       10,097,900

Delaware St Econ Dev Auth Rev
DE Tech Pk Univ De Proj(2)                           6.00%         2/1/2021              AAA              900        1,030,590

District of Columbia Rev
James F Oyster Elem Sch Pilot(1)                     6.25%        11/1/2021                A              450          494,802

Forest Hills MI Pub Schs(10)                         5.25%         5/1/2020              Aaa            3,200        3,442,656

Glendale AZ Ind Dev Auth
Midwestern Univ Ser A                                5.75%        5/15/2021             BBB+            1,000        1,074,200

Glendale AZ Ind Dev Auth
Midwestern Univ Ser A                               5.875%        5/15/2031             BBB+            1,000        1,040,700

IA Higher Ed Ln Auth Rev Prv
Clg Fac Central College Pj(16)                       5.45%        10/1/2026               AA              250          258,337

IA Higher Ed Ln Auth Rev
Warthburg College(1)                                 5.50%        10/1/2033                A            1,500        1,564,830

Indiana St Ed Fac Auth Rev                           6.65%         3/1/2019              Aaa           10,740       11,191,510

Louisiana St Univ & Agric &
Mech Clg Hlth Sciences Ctr Pj(15)                   6.375%         5/1/2031              AAA            2,290        2,649,599

MA St Dev Fin Agy Rev Boston
Univ Ser P                                          5.375%        5/15/2039               A3            1,000          999,150

MA St Dev Fin Agy Rev Boston
Univ Ser P                                           6.00%        5/15/2059               A3            1,000        1,092,490

Maricopa Cnty AZ Sch Dist #69
Paradise VY Ref-Second Ser(10)                       5.00%         7/1/2013              AAA            2,150        2,404,797

Massachusetts St Hlth & Ed
Facs Auth Rev Boston College(15)(14)                5.125%         6/1/2033              AAA            3,810        3,886,848

NC Cap Facs Fin Agy Rev
RITES-PA-1149 RIBs                                  9.129%         7/1/2042              AA+            6,950        7,402,584

New York St Dorm Auth Rev
Fashion Inst Tech(11)                                5.50%         7/1/2030              AAA              400          431,792

Ohio St Higher Edl Fac Rev
Commn Oberlin College Proj                           5.00%        10/1/2033               AA            5,000        5,043,050

Oregon St Hlth Hsg Ed & Cul
Fac Auth Reed Clg Pj Ser A                           5.75%         7/1/2032              AA-            3,800        4,159,556

Rhode Island St Hlth & Ed Bldg
Corp Rev Hgh Ed Fac Brown Univ                       6.00%         9/1/2025              AA+            7,070        7,751,972

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONAL TAX-FREE FUND SEPTEMBER 30, 2003

                                                                                     RATING:        PRINCIPAL
                                                 INTEREST          MATURITY           S&P OR           AMOUNT
INVESTMENTS                                          RATE              DATE       MOODY'S(a)            (000)            VALUE
------------------------------------------------------------------------------------------------------------------------------
TN St Sch Brd Auth Higher Ed
Fac Ser A(11)                                       5.125%         5/1/2021              AAA     $        615    $     648,800

TN St Sch Brd Auth Higher Ed
Fac Ser A                                           5.625%         5/1/2030              AA-              150          158,985

Tulsa OK Ind Auth Rev Ser A(15)                     5.375%        10/1/2020              Aaa            3,170        3,407,623

Univ Central AR Rev Hsg Sys(11)                      6.50%         1/1/2031              AAA            2,425        2,832,958

Univ VT & St Agric College Univ VT(2)               5.125%        10/1/2037              AAA            1,150        1,178,727

University NC Sys Pool Rev Ser A(2)                  5.00%         4/1/2027              AAA            1,900        1,941,420

University VA Univ Rev Gen-Ser B                     5.00%         6/1/2033              AAA            5,000        5,095,650

University VA Univ Rev
Residuals Ser 856 RIBs(d)                            8.68%         6/1/2019              Aaa            1,925        2,173,594

University VA Univ Rev
Residuals Ser 856 RIBs(d)                            8.68%         6/1/2020              Aaa            2,022        2,250,759

University VA Univ Rev
Residuals Ser 856 RIBs(d)                            8.68%         6/1/2021              Aaa            2,122        2,327,788

West Virginia Univ Rev Univ
Sys WV Pj Ser A(2)                            Zero Coupon          4/1/2024              AAA            2,880        1,007,712

West Virginia Univ Rev Univ
Sys WV Pj Ser A(2)                            Zero Coupon          4/1/2026              AAA              800          247,184
                                                                                                                 -------------
TOTAL                                                                                                               99,373,963
                                                                                                                 -------------

GENERAL OBLIGATION 17.20%

Akron OH Impt                                        5.80%        11/1/2020              AA-              575          651,699

Athens OH City Sch Dist Fac
Constr & Impt(11)                                    6.00%        12/1/2024              AAA              500          577,975

Bessemer AL School(2)                                5.60%         2/1/2030              Aaa            2,000        2,142,640

Bremerton WA(2)                                      5.25%        12/1/2027              Aaa            1,000        1,032,970

California St Drivers-Ser 352 RIBs                  9.288%         2/1/2030              AAA            2,000        2,086,280

Canton OH Sch Dist Ser A(15)                        5.625%        12/1/2023              AAA            2,900        3,188,869

Cassia & Twin Falls Cntys
Idaho Jt Sch Dist No 151 Ref(10)                     5.50%         8/1/2012              Aaa              950        1,088,158

Chesapeake VA Wtr & Swr-Ser B(10)                    5.00%         6/1/2033              AAA            1,000        1,014,480

Clear Creek CO Sch Dist #
Re I Ref(11)                                         5.00%        12/1/2019              AAA              650          691,717

Dallas TX                                            5.75%        2/15/2020              AAA            1,615        1,800,224

Delaware Valley PA Regl Fin
Auth Loc Govt Rev Ser C(2)                           7.75%         7/1/2027              AAA            1,000        1,383,120

Fairfield OH City Sch Dist
Ref Sch Impt(10)                                    5.375%        12/1/2020              AAA            1,410        1,525,409

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONAL TAX-FREE FUND SEPTEMBER 30, 2003

                                                                                     RATING:        PRINCIPAL
                                                 INTEREST          MATURITY           S&P OR           AMOUNT
INVESTMENTS                                          RATE              DATE       MOODY'S(a)            (000)            VALUE
------------------------------------------------------------------------------------------------------------------------------
Florida St Brd Ed Ref Cap
Outlay Ser A(15)                                     5.00%         6/1/2013              AAA     $      2,500    $   2,789,825

Foothill De Anza CA Cmnty
College Dist Cap Apprec(15)                   Zero Coupon          8/1/2030              AAA            4,505        1,059,080

Georgetown Cnty SC Sch Dist(11)                      5.25%         3/1/2020              AAA            2,485        2,651,247

Hawaii St Ref Ser DB(15)                             5.25%         9/1/2013              AAA            3,400        3,870,118

Jefferson Cnty AL Sch(11)                            5.50%        2/15/2020              AAA            1,000        1,091,740

Lake Orion MI Cmnty Sch Dist
Ser B                                                5.25%         5/1/2025              AAA            4,900        5,107,074

Linn Cnty OR Sch Dist #55
Sweet Home(11)                                       5.50%        6/15/2020              AAA            1,000        1,096,420

Linn Cnty OR Sch Dist #55
Sweet Home(11)                                       5.50%        6/15/2025              AAA            2,245        2,415,283

Los Angeles Calif Uni Sch
Dist Ser A(15)                                       5.00%         1/1/2028              AAA            5,000        5,072,850

Marion OH City Sch Dist Sch
Fac Constr & Impt(11)                               5.625%        12/1/2022              AAA              500          555,215

New Jersey St Var Purp
Ref-Ser J(15)(14)                                    5.00%        7/15/2009              AAA            6,400        7,237,952

New York NY Ser A                                    6.00%        5/15/2030                A            2,175        2,365,573

Omaha NE Ser B                                       5.25%        12/1/2025              AAA           11,900       11,941,769

Oregon St Alternate Energy Pj
Ser A AMT                                            5.00%         1/1/2015               AA            1,415        1,496,348

Oregon St Alternate Energy Pj
Ser A AMT                                            5.05%         1/1/2016               AA            1,795        1,893,689

Oregon St Alternate Energy Pj
Ser A AMT                                            5.10%         1/1/2017               AA              980        1,029,539

Paw Paw MI Pub Sch Dist Sch
Bldg & Site                                          6.00%         5/1/2030              AAA              550          620,164

Philadelphia PA Sch Dist Ser A(11)                   5.75%         2/1/2030              AAA            1,200        1,316,196

Powell Ohio(10)                                      5.50%        12/1/2032              AAA            1,280        1,358,362

Richland Cnty SC                                    5.375%         3/1/2030              Aa1            1,140        1,211,307

Richland Cnty SC                                    5.375%         3/1/2031              Aa1            1,195        1,268,803

Richland Cnty SC                                    5.375%         3/1/2032              Aa1            1,255        1,330,538

Richland Cnty SC                                    5.375%         3/1/2033              Aa1            1,320        1,398,408

Richmond VA(11)                                      5.50%        1/15/2018              AAA              500          559,100

South Wash Cnty MN Indpt Sch
Dist #833 Ser A(15)                                  5.50%         2/1/2018              AAA            5,065        5,586,898

South Wash Cnty MN Indpt Sch
Dist #833 Ser A(15)                                  5.50%         2/1/2019              AAA            2,990        3,280,389

Sunman Dearborn IN Inter Sch
Bldg Corp First Mtg(10)                              5.00%        1/15/2021              AAA            1,105        1,149,753

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONAL TAX-FREE FUND SEPTEMBER 30, 2003

                                                                                     RATING:        PRINCIPAL
                                                 INTEREST          MATURITY           S&P OR           AMOUNT
INVESTMENTS                                          RATE              DATE       MOODY'S(a)            (000)            VALUE
------------------------------------------------------------------------------------------------------------------------------
Teays Valley OH Loc Sch Dist
Sch Fac Constr 2 Impt(10)                           5.375%        12/1/2020              Aaa     $        500    $     536,620

Tennessee St Ser A(11)                               5.00%         8/1/2009              AAA            2,465        2,789,616

Texas St Wtr Dev Brd                                 7.15%         8/1/2035              Aa1            1,915        2,000,696

Washtenaw Cnty MI Multi Lake
San Sew Sys Sylvan Twp Wtr(15)                       4.75%         5/1/2021              AAA              700          715,071

Weber Cnty UT Sch Dist Ser B                         5.00%        6/15/2021              Aaa            1,485        1,539,618

West Virginia St Pub Svc of Pj(15)                   5.75%         6/1/2025              AAA            1,800        1,980,792

West Virginia St Ser D(10)                           6.50%        11/1/2026              AAA            2,000        2,385,720

Weston CT                                            5.00%         8/1/2023              Aaa              420          433,234

Whitehall MI Dist Sch                                5.50%         5/1/2019              AAA            1,400        1,548,778

Wood Cnty OH Pub Libr Impt(15)                      5.875%        12/1/2022              Aaa            1,000        1,140,100

Wyandotte Cnty KS Sch 204
Bonner Springs Ser A(11)                             5.60%         9/1/2020              Aaa              855          944,459
                                                                                                                 -------------
TOTAL                                                                                                              103,951,885
                                                                                                                 -------------

HEALTHCARE 12.75%

Abag Fin Auth for Nonprofit
Corp CA Ctfs Partn Woods Oblig(1)                    6.20%        11/1/2029                A            1,000        1,083,790

AZ Hlth Fac Auth Rev AZ
Hlthcare Pooled Fin-C(10)                            5.50%         6/1/2014              AAA            1,130        1,302,404

Cape Girardeau Cnty MO Ind
Dev Auth Health Care Facs Rev                        5.75%         6/1/2032               A-(c)           500          510,550

Clackamas Cnty OR Hosp Fac
Legacy Hlth Sys(15)(14)                              5.00%        2/15/2015              AAA            1,600        1,739,280

Clackamas Cnty OR Hosp Fac
Legacy Hlth Sys(15)(14)                              5.00%        2/15/2016              AAA            1,000        1,078,210

Colorado Hlth Fac Auth Rev
Catholic Hlth                                        5.25%         9/1/2024               AA            5,065        5,226,776

Colorado Hlth Fac Auth Rev
Portercare Adventis Hlth                            6.625%       11/15/2026                A            2,000        2,179,000

Erie Cnty Ohio Hosp Facs Rev
Firelands Regl Med Ctr Ser A                         5.50%        8/15/2022                A            1,000        1,025,190

Fargo ND Health Sys Rev
Meritcare Obligated Group A(15)                     5.375%         6/1/2027              AAA            1,000        1,030,640

Fargo ND Health Sys Rev
Meritcare Obligated Ser A(2)                        5.125%         6/1/2027              AAA            2,905        2,940,267

Harris Cnty TX Hlth Fac Mem
Hermann Hlthcare Ser A                              6.375%         6/1/2029                A            1,750        1,874,145

Highlands Cnty FL Fac Auth Rev
Hosp Adventist Health Sys D(d)                      5.875%       11/15/2029                A            5,500        5,762,405

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONAL TAX-FREE FUND SEPTEMBER 30, 2003

                                                                                     RATING:        PRINCIPAL
                                                 INTEREST          MATURITY           S&P OR           AMOUNT
INVESTMENTS                                          RATE              DATE       MOODY'S(a)            (000)            VALUE
------------------------------------------------------------------------------------------------------------------------------
Highlands Cnty FL Fac Auth Rev
Hosp Adventist/Sunbelt Ser A                         6.00%       11/15/2031                A     $      2,750    $   2,906,502

Jackson OH Hosp Fac Rev
Cons Hlth Sys Jackson Hosp(16)                      6.125%        10/1/2023               AA              680          746,082

Kentucky Economic Dev Fin
Auth Norton Hlthcare Inc Ser A(15)            Zero Coupon         10/1/2025              AAA            4,300        1,349,211

Knox Cnty TN Health Edl & Hsg
Facs Brd Hosp Facs Rev Ref(11)                Zero Coupon          1/1/2023              AAA            2,735          928,615

KS St Dev-Susan-Ser Z-Ks
Susan B Allen Mem Hosp(16)                          5.125%       12/15/2023               AA            1,025        1,047,171

Lauderdale Cnty & Florence AL
Hlthcare Rev Coffee Hlth Ser A(15)                   6.00%         7/1/2029              AAA            1,000        1,133,080

Louisiana Pub Facs Auth Rev
Ochsner Clinic Ser A(15)                             5.00%        5/15/2022              Aaa            1,000        1,032,320

Lubbock TX Hlth Fac Dev Corp
Rev Sears Plains Pj(12)                              5.70%        1/20/2041              AAA            2,490        2,618,882

MD St Hlth & Higher Ed Fac
Auth Rev North Arundel Hosp                          6.50%         7/1/2026             Baa1            1,000        1,084,880

MD St Hlth & Higher Ed Fac
Catholic Hlth Initiative Ser A                       6.00%        12/1/2024               AA              100          110,686

MD St Hlth & Higher Ed Fac
Johns Hopkins                                        5.00%       11/15/2028              AA-            3,500        3,524,675

MD St Hlth & Higher Ed Fac
Univ Maryland Med Sys                                6.75%         7/1/2030             Baa1            1,950        2,168,946

Mesa AZ Ind Dev Auth
Discovery Hlth Sys Ser A(15)                         5.75%         1/1/2025              AAA              750          814,267

Mississippi Hosp Equip & Fac
Forrest Cnty Auth Gen Hosp Pj(11)                    6.00%         1/1/2030              Aaa              615          694,612

Missouri St Hlth & Ed Fac
Auth BJC Hlth                                        5.25%        5/15/2032               AA            2,000        2,057,700

Missouri St Hlth & Ed Fac
Auth Rites PA-1049 RIBs(2)                         16.885%         6/1/2010              AAA              855        1,063,603

New Hampshire Hlth & Ed Fac
Auth Rev                                             6.00%        10/1/2024               A+              250          263,597

New Hampshire Hlth & Ed Fac
Dartmouth-Hitchcock Oblig Gr(11)                     5.50%         8/1/2027              AAA            3,500        3,736,670

New Hampshire Hlth & Ed Fac
Exeter Pj                                            5.75%        10/1/2031               A+            1,550        1,602,359

New Hampshire St Hlth & Ed
Concord Hosp(11)                                     5.50%        10/1/2021              Aaa              710          773,183

NJ Hlthcare Fac Fin Auth Rev
Robert Wood Johnson Univ Hosp                        5.75%         7/1/2031               A+              700          740,761

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONAL TAX-FREE FUND SEPTEMBER 30, 2003

                                                                                     RATING:        PRINCIPAL
                                                 INTEREST          MATURITY           S&P OR           AMOUNT
INVESTMENTS                                          RATE              DATE       MOODY'S(a)            (000)            VALUE
------------------------------------------------------------------------------------------------------------------------------
NM St Hosp Equip Ln Council
Presbyterian Hlthcare Ser A                          5.50%         8/1/2025               A+     $      2,000    $   2,061,880

North Carolina Med Care Comm                         5.50%         1/1/2020                A              565          587,719

Orange Cnty FL Hlth Fac Auth
Rev Hosp Orlando Regl                                5.75%        12/1/2027               A2            1,000        1,030,780

Oregon St Hlth Hsg Ed &
Cultural Fac Auth Rev(2)                             5.25%       11/15/2019              AAA            2,000        2,171,740

Plymouth MN Hlth Fac Rev West
Hlth Pj Ser A(11)                                   6.125%         6/1/2024              AAA            2,990        3,134,238

Rhode Island St Hlth & Ed
Bldg RI Health                                       6.50%        8/15/2032              BBB            1,000        1,023,550

Rhode Island St Hlth & Ed
Bldg Roger Williams Rlty(8)                          6.50%         8/1/2029              AAA            1,240        1,359,127

South Carolina Jobs Economic
Dev Auth Hosp Facs Rev                              6.375%         8/1/2034              BBB            2,000        2,023,780

St. Cloud MN Hlthcare Rev
Hosp Oblig Group Ser A(11)                           6.25%         5/1/2018              Aaa            3,320        3,908,603

Sullivan Cnty TN Hlth Ed &
Hsg Fac Brd Rev Hosp                                 6.25%         9/1/2022             BBB+            2,000        2,065,480

Tyler TX Hlth Fac Dev Corp
Hosp Rev Mother Frances Hosp                         6.00%         7/1/2027             Baa1            1,500        1,540,890
                                                                                                                 -------------
TOTAL                                                                                                               77,058,246
                                                                                                                 -------------

HOUSING 5.90%

Colorado Hsg Fin Auth Multi
Fam Hsg Ser A AMT                                    6.80%        10/1/2037              AA+            2,325        2,428,765

GA St Hsg & Fin Auth Rev Sing
Fam Mtg Ser A Sub A-2 AMT(8)                         6.40%        12/1/2015              AAA              105          105,250

Idaho Hsg & Fin Assn SF Mtg AMT                      5.25%         7/1/2033              Aaa            1,000        1,020,860

Idaho Hsg Agy
Sing Fam Mtg Ser F AMT(8)                            7.45%         7/1/2015              Aaa              315          325,480

Illinois Hsg Dev Auth Multi
Fam Hsg Lawndale AMT(8)                              6.80%        12/1/2016              AAA            1,000        1,062,600

Illinois Hsg Dev Auth Multi
Fam Hsg Lawndale AMT(8)                              7.10%        12/1/2034              AAA            1,500        1,591,545

Kansas City MO Ind Dev Auth
N Oak Crossing Sr Ser A-1 AMT(2)                     5.30%        12/1/2020              AAA            1,170        1,204,257

Kentucky Hsg Corp Hsg Rev
Ser D AMT                                            5.25%         7/1/2022              AAA              500          517,195

MA St Hsg Fin Agy Hsg Rev
Rental Mtg Ser A AMT(2)(8)                           7.35%         1/1/2035              AAA            1,375        1,435,995

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONAL TAX-FREE FUND SEPTEMBER 30, 2003

                                                                                     RATING:        PRINCIPAL
                                                 INTEREST          MATURITY           S&P OR           AMOUNT
INVESTMENTS                                          RATE              DATE       MOODY'S(a)            (000)            VALUE
------------------------------------------------------------------------------------------------------------------------------
MA St Hsg Fin Agy Hsg Rev
Sing Fam Ser 29 AMT                                  6.75%         6/1/2026               AA     $        685    $     704,536

Maryland St Cmnty Dev Admin
Dept Hsg & Cmnty Dev Ser B AMT                      5.375%         9/1/2022              Aa2            4,160        4,279,392

Maryland St Cmnty Dev Admin
Residential Ser F AMT                                5.50%         9/1/2022              Aa2            2,500        2,588,700

Minneapolis & St. Paul MN Hsg
Redev Auth Hlthcare Sys Pj                           6.90%       10/15/2022             BBB+              700          711,081

Minneapolis St Paul MN Hsg
Fin Rev Sing Fam Mtg Ser AB AMT(13)                  6.25%        11/1/2030              AAA              720          770,357

Minnesota St Hsg Fin Agy
Sing Fam Mtg Ser G-1 AMT                             5.60%         7/1/2022              AA+              470          489,820

MO St Hsg Dev Cmnty Mtg Rev
Sing Fam Hmownr Ln Ser B-1 AMT(13)                   6.25%         3/1/2031              AAA              425          443,632

MO St Hsg Dev Cmnty Mtg Rev
Sing Fam Ser E-1 AMT(13)                      Zero Coupon          3/1/2029              AAA            1,075          258,365

Montana St Brd Hsg Sing Fam
Mtg Ser A-1(8)                                       6.05%        12/1/2037              AA+            4,255        4,433,923

NE Invt Fin Auth Sing Fam
Ser D AMT(13)(7)                                     5.25%         9/1/2022              AAA              725          744,698

New Orleans LA Fin Auth Mtg
Rev Ser B-2 AMT(13)                                  6.00%        12/1/2018              Aaa              410          432,857

North Carolina Hsg Fin Agy
Sing Fam Rev Ser BB AMT                              6.25%         3/1/2012               AA              800          831,080

Oklahoma Hsg Fin Agy Sing Fam
Mtg Ser B-1(13)                                      5.30%         9/1/2026              Aaa              115          119,232

Oklahoma Hsg Fin Agy Sing Fam
Rev Cap Apprec Ser D-1(13)                    Zero Coupon          3/1/2029              Aaa            4,505        1,140,125

Oklahoma Hsg Fin Agy Sing Fam
Rev Mtg Homeowner Ser B-1                     Zero Coupon          3/1/2029              Aaa            2,590          646,309

Oklahoma Hsg Fin Agy Sing Fam
Rev Mtg Homeowner Ser D-2 AMT(13)             Zero Coupon          9/1/2030              Aaa            2,600          496,626

Prince Georges Cnty MD Hsg
Single Fam Ser A AMT(13)(7)                          6.15%         8/1/2019              AAA               60           63,838

Vermont Hsg Fin Agy Sing Fam
Hsg Ser 16A AMT(11)                                  5.50%        11/1/2021              AAA            3,300        3,411,276

Washington St Hsg Fin Cmnty
Sing Fam Prog Ser A-2 AMT(13)(7)                     6.30%        12/1/2027              Aaa              425          443,407

West Virginia St Hsg Dev Fd
Hsg Fin Ser B AMT                                    5.25%        11/1/2018              AAA            2,345        2,403,836

Wyoming Cmnty Dev Auth Hsg
Rev Ser 5                                            5.90%         6/1/2017               AA              500          533,760
                                                                                                                 -------------
TOTAL                                                                                                               35,638,797
                                                                                                                 -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONAL TAX-FREE FUND SEPTEMBER 30, 2003

                                                                                     RATING:        PRINCIPAL
                                                 INTEREST          MATURITY           S&P OR           AMOUNT
INVESTMENTS                                          RATE              DATE       MOODY'S(a)            (000)            VALUE
------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL 1.78%

Clark Cnty NV Ind Dev Rev
Ser C AMT(2)                                         5.95%        12/1/2038              AAA     $      3,320    $   3,613,222

Connecticut St Dev Auth Solid
Wst Dsp Fac Rev Pfizer Inc AMT                       7.00%         7/1/2025              AAA            2,500        2,724,575

Jacksonville FL Swr & Solid
Wst Disp Fac Rev Anheuser AMT                       5.875%         2/1/2036               A+              500          518,765

Moraine OH Solid Waste Disp
General Motors Corp Pj AMT                           5.65%         7/1/2024             Baa1              450          447,782

Rhode Island St Eco Dev
Providence Place Mall(16)                           6.125%         7/1/2020               AA              550          625,911

Texas City TX Ind Dev Corp
Marine Term Rev Arco Pipe Line                      7.375%        10/1/2020              AA+              650          859,248

Wyandotte Cnty KS City KS
Univ Govt Ref GM Grp Pj                              6.00%         6/1/2025             Baa1            1,900        1,970,376
                                                                                                                 -------------
TOTAL                                                                                                               10,759,879
                                                                                                                 -------------

LEASE 5.69%

Arizona ST Ctfs Partn Ser A(15)                      5.00%        11/1/2020              AAA              200          211,270

Bemidji MN Lease Rev MN St
Bureau Criminal Appreh(15)                           5.75%        12/1/2018              Aaa              555          624,902

Bemidji MN Lease Rev MN St
Bureau Criminal Appreh(15)                           5.75%        12/1/2019              Aaa              315          352,762

Boise City ID Lease Rev Urban
Renewal ADA Cnty Courts(2)                           6.25%        8/15/2019              AAA            7,385        8,611,870

Charlotte NC C Partn Govtl
Facs Projs-Ser G                                    5.375%         6/1/2026              AA+            2,250        2,368,485

Grand Rapids MI Pub Sch(15)                          5.00%        11/1/2021              AAA              250          261,307

Greenville Cnty SC Sch Dist
Installment Pur Ref Bldg                             5.50%        12/1/2028              AA-            5,500        5,759,545

Henrico Cnty VA Econ Dev Auth
Pub Fac Lease Rev Jail Pj                           6.125%        11/1/2019              Aa1            1,000        1,178,680

Murray City UT Mun Bldg Auth
Ser A(2)                                             5.30%        12/1/2021              Aaa            2,925        3,105,736

Omaha Convention Hotel Corp.
Convention Ctr - Ser A(2)                           5.125%         4/1/2032              AAA            1,250        1,272,825

Providence RI Redev Agy Rev
Pub Safety & Mun Bldgs Ser A(2)                      5.75%         4/1/2029              Aaa              415          455,890

Spartanburg Cnty SC Sch Dist
McCarthy Teszler Pj(18)                              5.00%         3/1/2022              AAA            1,000        1,039,480

St Paul MN Port Auth Lease
Rev Office Bldg                                      5.00%        12/1/2022              AA+            1,000        1,038,660

                        SEE NOTES TO FINANCIAL STATEMENTS.

NATIONAL TAX-FREE FUND SEPTEMBER 30, 2003

                                                                                     RATING:        PRINCIPAL
                                                 INTEREST          MATURITY           S&P OR           AMOUNT
INVESTMENTS                                          RATE              DATE       MOODY'S(a)            (000)            VALUE
------------------------------------------------------------------------------------------------------------------------------
State Pub Sch Bldg Auth PA
Sch Rev Lease-Philadelphia Sch(11)                   5.00%         6/1/2033              AAA     $      3,000    $   3,034,200

West Vy City Utah Mun Bldg(2)                        5.50%         8/1/2027              AAA            1,000        1,061,640

Wyoming Bldg Corp Rev(2)                             6.00%        10/1/2019              AAA            1,425        1,659,370

Wyoming Bldg Corp Rev(2)                             6.00%        10/1/2021              AAA            2,000        2,308,720
                                                                                                                 -------------
TOTAL                                                                                                               34,345,342
                                                                                                                 -------------

MISCELLANEOUS 10.31%

AZ Tourism & Sports Auth Tax
Multipurpose Stadium(15)                            5.375%         7/1/2022              Aaa            5,000        5,448,800

BI State Dev Agy MO Met Dist
Metrolink Cross Cnty Proj-B(11)                      5.00%        10/1/2032              AAA            5,000        5,070,700

Cache Cnty UT Sales Tax Rev(10)                      5.00%       12/15/2022              AAA            1,470        1,516,952

Chicago IL Spl Transn Rev(2)                         5.25%         1/1/2031              AAA           12,500       12,973,125

CO Ed & Cultural Fac Auth Rev
Colorado Public Radio                               5.625%         7/1/2022              BBB              100          106,047

FL St Dept Environmental
Protn Preservation Rev FL Forever(15)                5.00%         7/1/2012              AAA            2,500        2,788,250

George L Smith II GA World
Congress Ctr Auth Rev AMT(15)                        5.75%         7/1/2015              AAA            1,500        1,670,865

George L Smith II GA World
Congress Ctr Rev AMT(15)                             5.50%         7/1/2020              AAA              700          754,782

Indiana Bd Bk Rev St
Revolving Fund Prog Ser A                            6.75%         2/1/2017              AAA              500          543,125

Larimer Cnty CO Sales & Use
Tax Rev Fairgrounds & Events(15)                     5.00%       12/15/2019              AAA              750          798,292

Louisiana Loc Govt Envir Fac
Pkg Fac Garage Pj Ser A(2)                          5.375%        10/1/2026              AAA            1,500        1,578,045

Memphis-Shelby Cnty TN Sports
Memphis Arena Pj(2)                                  5.25%        11/1/2023              AAA            1,765        1,865,393

MI St Bldg Auth Rev Ref-Facs
Prog-Ser I(11)                                       5.00%       10/15/2009              AAA            5,285        5,995,304

Michigan St Environmental Ref(15)(14)                5.50%        12/1/2013              AAA            1,000        1,162,290

MS Dev Bk Spl Oblig Cap Pjs &
Equip Acquisition(2)                                 5.00%         7/1/2024              AAA            2,000        2,095,120

Omaha Convention Hotel Corp.
Rite-PA 1078 RIBs(2)                                8.859%         4/1/2010              AAA            5,000        5,182,600

Pittsburgh & Allegheny Cnty
PA Auditorium Regl Asset Dist(2)                     5.00%         2/1/2029              AAA            2,500        2,525,750

Regional Transn Dist CO Sales(11)                    5.00%        11/1/2009              AAA            3,335        3,782,224

                        SEE NOTES TO FINANCIAL STATEMENTS.

NATIONAL TAX-FREE FUND SEPTEMBER 30, 2003

                                                                                     RATING:        PRINCIPAL
                                                 INTEREST          MATURITY           S&P OR           AMOUNT
INVESTMENTS                                          RATE              DATE       MOODY'S(a)            (000)            VALUE
------------------------------------------------------------------------------------------------------------------------------
St. Louis MO Ind Dev Auth Rev
Kiel Ctr Multi Purp Arena AMT                       7.875%        12/1/2024               BB(b)  $      3,500    $   3,597,440

UT Tran Auth Sales Tax Rev Ser A(11)                 5.00%        6/15/2025              AAA            1,000        1,013,920

Virginia St Pub Bldg Auth Pub
Fac Rev Ser A                                        5.75%         8/1/2020              AA+              600          675,510

Westminister CO Sales & Use
Tax Ref Rev(2)                                       5.25%        12/1/2022              AAA            1,090        1,168,513
                                                                                                                 -------------
TOTAL                                                                                                               62,313,047
                                                                                                                 -------------

POWER 0.90%

Grant Cnty WA Pub Util
Dist #2 Pr Rap Hydro 2nd Ser B AMT(15)              5.375%         1/1/2018              AAA              300          321,309

HI St Dept Bdg & Fin Spl Purp
Mtg Rev HI Elec Co Ser A AMT(15)                     6.60%         1/1/2025              AAA              135          143,924

Los Angeles CA Wtr & Pwr Rev
Pwr Sys Ser A-A1(11)                                 5.25%         7/1/2020              AAA            2,600        2,775,188

North Carolina Muni Pwr Agy
#1 Catawba Elec Rev(1)(4)                            5.00%         1/1/2015                A            1,125        1,139,726

South Carolina St Pub Svc(11)                        5.25%         1/1/2019              AAA              950        1,035,994
                                                                                                                 -------------
TOTAL                                                                                                                5,416,141
                                                                                                                 -------------

PRE-REFUNDED 12.78%

Baltimore MD Rev Water Pj Ser A(11)                  6.00%         7/1/2018              AAA              285          340,683

Baltimore MD Rev Water Pj Ser A(11)                  6.00%         7/1/2020              AAA              275          328,729

Cobb Cnty GA Kennestone Hosp
Auth Rev Ctfs Ser 86 A ETM(15)                Zero Coupon          8/1/2015              AAA            1,000          521,880

Culpeper Cnty VA Sch(11)                             6.00%        1/15/2021              AAA              690          822,170

Cumberland Cnty NC Ctfs Partn
Civic Ctr Proj Ser A(2)                              6.40%        12/1/2019              AAA            2,800        3,031,140

Dallas TX Indpt Sch Dist
Prerefunded PSF                                      5.50%        2/15/2017              AAA            8,700       10,102,788

Delaware Transn Auth Trans
Sys Rev Sr                                           6.00%         7/1/2020               AA            6,215        7,429,287

Detroit MI Wtr Supply Sys
Prerefunded Sr Lien Ser A(10)                        5.25%         7/1/2033              AAA            6,420        7,377,864

Detroit MI Wtr Supply Sys Sr
Lien Ser A(10)                                       5.75%         7/1/2028              AAA            1,500        1,786,980

Fayette Cnty GA Pub Fac Auth
Criminal Justice Center Pj                           6.00%         6/1/2030               AA            3,500        4,205,215

Glendale AZ Dev Auth Ed Fac
Rev Amer Graduate Sch Intl(5)                       7.125%         7/1/2020              AAA            1,000        1,115,460

                        SEE NOTES TO FINANCIAL STATEMENTS.

NATIONAL TAX-FREE FUND SEPTEMBER 30, 2003

                                                                                     RATING:        PRINCIPAL
                                                 INTEREST          MATURITY           S&P OR           AMOUNT
INVESTMENTS                                          RATE              DATE       MOODY'S(a)            (000)            VALUE
------------------------------------------------------------------------------------------------------------------------------
Houston TX Wtr & Swr Sys Rev
Ser D(15)                                           6.125%        12/1/2029              AAA     $      1,400    $   1,483,440

Indiana St Ed Fac Auth Rev                           6.65%         3/1/2019              Aaa              860          897,376

Iowa Fin Auth Rev ETM                                5.25%        8/15/2021              Aa2              235          248,818

Iowa Fin Auth Rev IA St
Revolving Fd Comb Ser                                6.25%         5/1/2024               A+            3,400        3,537,360

Kilmarnock VA Pub Impt                               6.25%         3/1/2027              BBB            1,430        1,622,235

Lane Cnty OR Sch Dist #052                          5.625%        6/15/2020              Aa3              800          937,160

Lauderdale Cnty & Florence AL
Hlthcare Auth Rev(15)                                5.75%         7/1/2019              AAA            2,000        2,329,900

Linn Cnty OR Cmnty Sch Dist
#9 Lebanon(15)                                      6.125%        6/15/2025              AAA            5,000        6,008,950

Miami-Dade Cnty FL Expwy Auth
Toll Sys Rev(10)                                    6.375%         7/1/2029              AAA            1,000        1,226,560

Missouri St Envr Impt & Enrg
Prerefunded St Revolv FD Ser B                       7.20%         7/1/2016              Aaa            1,965        2,095,653

NJ St Transn Tr Fd Auth
Transn Sys Ser B                                     6.00%        6/15/2019              AA-            2,550        3,045,235

North Providence RI Ser A(15)                       6.125%         7/1/2016              AAA            1,410        1,660,712

Ohio St                                              6.20%         8/1/2013              AA+              750          835,177

Phoenix AZ Civic Impt Corp(10)                       6.00%         7/1/2024              AAA            2,400        2,888,808

Puerto Rico Comwlth Pub Impt RIBs                   10.54%         7/1/2029               A-              750          891,330

Puerto Rico Comwlth Ser A ETM                        5.50%        10/1/2040              AAA            1,000        1,090,640

South Carolina Jobs Economic
Dev Auth Hosp Fac Rev                               7.375%       12/15/2021              BBB            2,000        2,564,880

University NM Tech Dev Corp
Lease Rev Univ Ctr Res Ser A(15)                     6.55%        8/15/2025              AAA            1,410        1,506,585

Virginia St Pub Sch Auth Ser A                       6.20%         8/1/2014              Aa1            1,450        1,542,003

Weber Cnty UT Mun Bldg Auth
Lease Rev(16)                                        7.50%       12/15/2019              Aaa            2,250        2,469,870

White Hsg Util Dist TN
Robertson/Sumner Cntys Wtr/Swr(11)                   6.00%         1/1/2026              Aaa            1,090        1,288,500
                                                                                                                 -------------
TOTAL                                                                                                               77,233,388
                                                                                                                 -------------

RESOURCE RECOVERY 0.38%

Cobb Cnty GA Solid Waste Mgmt
Auth Rev AMT                                         6.40%         1/1/2015              AAA              900          945,180

Missouri St Envr Impt & Enrg
Unrefunded Bal St Revolving B                        7.20%         7/1/2016              Aaa            1,285        1,364,092
                                                                                                                 -------------
TOTAL                                                                                                                2,309,272
                                                                                                                 -------------

                        SEE NOTES TO FINANCIAL STATEMENTS.

NATIONAL TAX-FREE FUND SEPTEMBER 30, 2003

                                                                                     RATING:        PRINCIPAL
                                                 INTEREST          MATURITY           S&P OR           AMOUNT
INVESTMENTS                                          RATE              DATE       MOODY'S(a)            (000)            VALUE
------------------------------------------------------------------------------------------------------------------------------
SPECIAL TAX 1.51%

Ernest N Morial New Orleans
LA Exhibit Hall Auth Spl Tax(2)                      5.00%        7/15/2010              AAA     $      3,675    $   4,122,909

Los Angeles CA Cmnty Facs
Dist Playa Vista(2)                                  4.50%         9/1/2021              AAA            1,825        1,813,831

Portland OR Urb Ren & Redev
Downtown Waterfront Ser A(2)                         5.50%        6/15/2020              Aaa              650          715,377

Portland OR Urb Ren & Redev
Downtown Waterfront Ser A(2)                         5.75%        6/15/2019              Aaa            1,500        1,712,790

Salida CA Area Pub Fac Fin Agy
Cmnty Fac Dist Spl Tax #1998-1(11)                   5.25%         9/1/2028              AAA              355          365,331

San Juan Cnty NM Tax / Motor
Ref & Impt(15)(14)                                   5.25%        5/15/2022              AAA              390          413,548
                                                                                                                 -------------
TOTAL                                                                                                                9,143,786
                                                                                                                 -------------

TRANSPORTATION 6.81%

Billings MT Arpt Rev AMT(15)                         6.10%         7/1/2016              AAA              190          218,842

Billings MT Arpt Rev AMT(15)                         6.20%         7/1/2020              AAA            2,775        3,146,767

Houston TX Arpt Sys Rev Sub
Lien Ser A AMT(10)                                   5.50%         7/1/2012              AAA            1,610        1,784,041

Houston TX Arpt Sys Rev Sub
Lien Ser A AMT(11)                                   5.70%         7/1/2030              AAA            2,615        2,669,523

Metropolitan Trans Auth NY
Rev Ser U(10)(17)                                   5.125%       11/15/2031              AAA            5,000        5,107,450

Metropolitan Washington DC
Arpt Auth Sys Ref Ser A AMT(d)(10)                  5.125%        10/1/2029              AAA            5,700        5,751,015

New Jersey St Tpk Auth Rev Ser A(2)                  5.00%         1/1/2030              AAA           10,000       10,176,900

North TX Thruway Auth Dallas
North Twy Sys Rev Ref Ser C(11)                      3.00%         1/1/2006              AAA              900          933,318

Pennsylvania St Tpk Comm Oil
Franchise Tax Rev Sub-Ser B(15)                      5.00%        12/1/2031              AAA            4,750        4,810,135

Port Kalama WA Rev Ser B AMT                        5.625%        12/1/2015               A3            1,025        1,073,011

Puerto Rico Comwlth Hwy &
Transn Auth Rev PMD Ser B                            6.00%         7/1/2026                A            1,500        1,588,230

Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser PMD RIBs(11)(6)                 10.68%         7/1/2026              Aaa              500          589,650

Rhode Island St Eco Corp
Arpt Rev Ser B(10)                                   6.00%         7/1/2020              AAA            1,210        1,391,173

Rhode Island St Eco Corp Arpt
Rev Ser B(10)                                        6.00%         7/1/2028              AAA            1,200        1,361,928

San Francisco CA City & Cnty
Arpt Lease SFO Fuel Ser A AMT(11)                   6.125%         1/1/2027              AAA              500          550,550
                                                                                                                 -------------
TOTAL                                                                                                               41,152,533
                                                                                                                 -------------

                        SEE NOTES TO FINANCIAL STATEMENTS.

NATIONAL TAX-FREE FUND SEPTEMBER 30, 2003

                                                                                     RATING:        PRINCIPAL
                                                 INTEREST          MATURITY           S&P OR           AMOUNT
INVESTMENTS                                          RATE              DATE       MOODY'S(a)            (000)            VALUE
------------------------------------------------------------------------------------------------------------------------------
WATER/SEWER 5.40%

Brighton Township MI San Sew
Drainage Dist(11)                                    5.25%        10/1/2018              AAA     $      1,615    $   1,745,928

Broad River NC Wtr Auth(15)                         5.375%         6/1/2026              Aaa              400          424,324

Chisholm Creek Util Auth KS
Bel Aire & Park City KS Proj(15)                     5.25%         9/1/2020              Aaa              320          346,234

Chisholm Creek Util Auth KS
Bel Aire & Park City KS Proj(15)                     5.25%         9/1/2021              Aaa            1,025        1,101,916

Detroit MI Disp Rev Ref-Sr
Lien-Ser A(11)                                       5.00%         7/1/2028              AAA            3,680        3,730,747

Gainesville GA Wtr & Sew Rev(11)                    5.375%       11/15/2020              AAA            2,900        3,146,703

Gautier MI Util Dist Util Sys
Rev Ref(10)                                         5.125%         3/1/2019              Aaa              425          451,052

Grand Forks ND Wtr Rev Ser D(15)                    5.375%         9/1/2020              Aaa            1,150        1,235,272

Iowa City IA Swr Rev(11)                            5.375%         7/1/2020              Aaa              620          663,983

Kansas St Dev Fin Auth Rev
Pub Wtr Supply Revolving Ln-2                        4.75%         4/1/2018              Aa3            1,180        1,210,220

Midlothian TX Wtr Dist(11)                    Zero Coupon          9/1/2022              AAA            2,000          763,160

New York City Muni Wtr Fin                          5.125%        6/15/2031               AA            5,000        5,074,250

New York NY City Muni Wtr Fin
Auth Wtr & Swr Sys Rev Ser A                         5.50%        6/15/2023               AA            1,050        1,106,564

Oregon St Brd Bk Rev OR Econ
Cmnty Dev Dept Ser A(15)                             5.50%         1/1/2017              AAA              570          627,502

Paragould AR Wtr Swr & Elec Rev(2)                   5.65%        12/1/2025              AAA              615          675,602

Rockingham NC Ctfs Partn(2)                          5.00%         4/1/2020              AAA            1,205        1,286,651

South Dakota Conservancy Dist(2)                     5.00%         8/1/2022              Aaa            2,700        2,789,883

South Dakota Conservancy Dist
Rev Clean Wtr St Revolving Fd(2)                     5.00%         8/1/2022              Aaa              500          513,985

Utah Wtr Fin Agy Rev Pooled
LN Fin Prog(2)                                      5.125%         7/1/2023              Aaa            1,000        1,031,560

Whittier CA Util Auth Wtr Wtr Rev(15)                5.00%         6/1/2033              AAA            1,000        1,009,860

WV St Wtr Dev Auth Rev Loan
Prog III Ser A AMT(2)                                6.25%         7/1/2030              AAA            1,470        1,652,706

WV Wtr Dev Auth Infrastucture
Rev Ser A(11)                                       5.625%        10/1/2026              AAA            1,555        1,679,291

York Cnty VA Swr Rev                                5.875%         6/1/2024              Aa3              330          364,746
                                                                                                                 -------------
TOTAL                                                                                                               32,632,139
                                                                                                                 -------------
TOTAL MUNICIPAL BONDS (COST $559,381,110)                                                                          591,328,418
                                                                                                                 =============

                        SEE NOTES TO FINANCIAL STATEMENTS.

NATIONAL TAX-FREE FUND SEPTEMBER 30, 2003

                                                                                     RATING:
                                                 INTEREST          MATURITY           S&P OR           SHARES
INVESTMENTS                                          RATE              DATE       MOODY'S(a)            (000)            VALUE
------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS 2.44%

MONEY MARKET MUTUAL FUNDS 2.44%

Dreyfus Municipal Cash Management Plus                                                                 13,254    $  13,254,053

SSgA Tax Free Money Market Fund                                                                         1,500        1,500,000
                                                                                                                 -------------
TOTAL SHORT-TERM INVESTMENTS (Cost $14,754,053)                                                                     14,754,053
                                                                                                                 -------------
TOTAL INVESTMENTS 100.30% (Cost $574,135,163)                                                                    $ 606,082,471
==============================================================================================================================

SCHEDULE OF INVESTMENTS
CALIFORNIA TAX-FREE FUND SEPTEMBER 30, 2003

                                                                                                    PRINCIPAL
                                                                                                       AMOUNT
                                                                                                        (000)
                                                                                                 ------------
MUNICIPAL BONDS 97.62%

EDUCATION 11.15%

Abag Fin Auth For Nonprofit
Corps CA Rev Sch of Mech Arts                        5.25%        10/1/2026               A3     $        500          503,345

CA Ed Fac Auth Rev
Loyola-Marymount Univ(15)                            5.00%        10/1/2024              Aaa              775          786,214

CA Ed Fac Auth Rev Pepperdine Univ                   5.75%        9/15/2030               A1            2,000        2,111,240

CA Ed Fac Auth Rev Res Ctfs
Ser 113 RIBs                                        9.015%        12/1/2027              AAA            2,525        2,622,970

CA Ed Fac Auth Rev Scripps College                   5.25%         8/1/2021               A1              425          439,569

CA Ed Fac Auth Rev Scripps College                   5.25%         8/1/2026               A1            1,145        1,162,530

CA Ed Fac Auth Rev Univ of
Southern CA                                          5.50%        10/1/2027              AA+            1,160        1,215,529

California Ed Fac Auth Rev
Univ of San Diego(2)                                 5.00%        10/1/2028              Aaa            1,250        1,263,950

California Ed Fac Auth Rev
Univ of San Francisco(15)                            6.00%        10/1/2016              AAA               75           84,410

California Ed Fac Auth Rev
Univ of San Francisco(15)                            6.00%        10/1/2026              AAA            2,565        2,846,381

California St Univ Fndtn Rev
Monterey Bay(15)                                     5.30%         6/1/2022              AAA              250          264,985

California St Univ Fndtn Rev
Sacramento Auxiliary Ser A(15)                       5.50%        10/1/2027              AAA              400          427,184

                        SEE NOTES TO FINANCIAL STATEMENTS.

CALIFORNIA TAX-FREE FUND SEPTEMBER 30, 2003

                                                                                     RATING:        PRINCIPAL
                                                 INTEREST          MATURITY           S&P OR           AMOUNT
INVESTMENTS                                          RATE              DATE       MOODY'S(a)            (000)            VALUE
------------------------------------------------------------------------------------------------------------------------------
California St Univ Rev &
Colleges Hsg Sys(10)                                 5.90%        11/1/2021              AAA     $      1,045    $   1,151,653

California Statewide Cmntys
Dev Auth Aux Fndtn CA St Univ(15)                    5.20%         6/1/2024              AAA              525          539,831

Inglewood Calif Uni Sch Dist
1998 Election- Ser C(d)(11)                          4.75%        10/1/2024              AAA              500          500,000

Los Angeles Calif Uni Sch
Dist Ser A(11)                                       5.00%         7/1/2022              AAA            1,500        1,550,160

Los Angeles Calif Uni Sch
Dist Ser D(10)                                      5.375%         7/1/2025              AAA            1,000        1,039,720

Pleasanton CA Uni Sch Dist
Ctfs Partn Fin Proj(2)                               4.75%         5/1/2021              AAA              360          362,416

Sonoma Cnty CA Jr College
Dist Election 2002-Ser A(11)                         5.25%         8/1/2022              AAA            1,140        1,210,030

University CA Rev Multi Purp Ser K                   5.25%         9/1/2024              Aa2            1,545        1,589,990
                                                                                                                 -------------
TOTAL                                                                                                               21,672,107
                                                                                                                 -------------

GENERAL OBLIGATION 25.11%

Anaheim CA Unified High Sch
Dist Ser A(11)                                       5.00%         8/1/2025              AAA              785          797,270

Antelope Valley CA Unified High Sch(15)              5.00%         8/1/2022              AAA            2,180        2,253,422

Barstow CA Unified Sch Dist Ser A(10)                5.00%         8/1/2026              Aaa            2,500        2,533,675

Berryessa CA Unified Sch Dist
Election of 1999 Ser B(11)                           5.25%         8/1/2019              AAA            1,015        1,098,392

Beverly Hills CA Uni Sch Dist Ser A                  5.00%         8/1/2026               AA            1,140        1,151,275

California St(10)                                    5.25%         9/1/2030              AAA              890          913,282

California St Ref(15)                                5.00%         2/1/2022              AAA            2,700        2,766,339

California St Ser B AMT                              5.70%        12/1/2032                A              640          656,442

Capistrano CA Unified Sch
Dist Fac Impt Dist #1 Ser A(10)                      6.00%         8/1/2024              AAA            2,500        2,808,700

Centinela Valley CA High Sch
Election 2000 Ser D(10)                              5.25%         8/1/2024              AAA            1,145        1,198,620

Centralia CA Sch Dist
Election of 2002 Ser A(10)                           5.00%         8/1/2023              AAA            1,070        1,097,510

Centralia CA Sch Dist
Election of 2002 Ser A(10)                           5.00%         8/1/2024              AAA              580          591,246

El Monte CA City Sch Dist Ser A(11)                  6.25%         5/1/2025              AAA            1,230        1,403,467

Escondido CA Un Sch Dist Ser A(11)                   5.25%         8/1/2022              AAA            2,000        2,112,640

Franklin-McKinley CA Sch Dist Ser B(11)              5.00%         8/1/2027              AAA              675          684,376

Fremont CA Unified High Sch
Dist Santa Clara Cnty Ser B(10)                      5.25%         9/1/2025              AAA            1,000        1,033,280

                        SEE NOTES TO FINANCIAL STATEMENTS.

CALIFORNIA TAX-FREE FUND SEPTEMBER 30, 2003

                                                                                     RATING:        PRINCIPAL
                                                 INTEREST          MATURITY           S&P OR           AMOUNT
INVESTMENTS                                          RATE              DATE       MOODY'S(a)            (000)            VALUE
------------------------------------------------------------------------------------------------------------------------------
Lincoln CA Pub Fing Auth Pub
Safety & Corp Yard Proj(15)                          5.00%         8/1/2028              AAA     $      1,000    $   1,010,900

Los Angeles CA Cmnty College
Ser A(15)                                            5.00%         6/1/2026              AAA            2,375        2,407,086

Los Angeles Calif Uni Sch
Dist MBIA-Ser A(11)                                  5.00%         7/1/2024              AAA            1,000        1,020,810

Mojave CA Unified Sch Dist
Sch Fac Impt Dist #001(10)                           5.00%         8/1/2024              AAA            1,060        1,078,857

Mojave CA Unified Sch Dist
Sch Facs Impt Dist No 001(10)                        5.25%         8/1/2022              AAA            1,230        1,299,274

Montebello CA Unified Sch Dist(11)                   5.00%         8/1/2020              AAA              350          367,293

Mount Pleasant CA Elem Sch
Dist 1998 Election Ser C(11)                         5.50%         3/1/2026              AAA              465          495,234

Oxnard CA Unified High Sch
Dist Ref Ser A(15)                                   6.00%         2/1/2020              AAA              650          760,819

Oxnard CA Unified High Sch
Dist Ref Ser A(15)                                   6.20%         8/1/2030              AAA            3,000        3,447,570

Pittsburgh CA Unified Sch Dist
Ser E(11)                                            6.00%         8/1/2024              AAA            1,380        1,535,167

Pittsburgh CA Redev Agy Los
Medanos Cmnty Dev Pj(2)                       Zero Coupon          8/1/2026              AAA            3,500        1,030,190

Pomona CA Unified Sch Dist(15)                       6.15%         8/1/2030              AAA            1,000        1,166,660

Pomona CA Unified Sch Dist
Ser A(15)                                            6.55%         8/1/2029              AAA            1,000        1,267,900

San Gabriel CA Unified Sch
Dist Ser A(11)                                       5.00%         8/1/2024              AAA            2,725        2,773,478

Santa Cruz CA City Elem Sch
Dist Ser B(10)                                       6.00%         8/1/2029              AAA            2,500        2,829,325

South Pasadena CA Uni Sch
Dist Election of 2002-Ser A(10)                     5.125%         5/1/2028              AAA            1,600        1,636,480

Southwestern Cmnty College(2)                       5.375%         8/1/2025              AAA            1,500        1,580,130
                                                                                                                 -------------
TOTAL                                                                                                               48,807,109
                                                                                                                 -------------

HEALTHCARE 2.39%

CA Infrastructure & Econ Dev
Bk Rev Kaiser Hosp Ser A                             5.50%         8/1/2031                A            1,300        1,337,674

CA Infrastructure & Econ Dev
Bk Rev Kaiser Hosp Ser B                             5.55%         8/1/2031                A              650          666,776

CA Infrastructure & Econ
Scripps Research Inst Ser A                          5.75%         7/1/2030              Aa3            1,500        1,593,975

Torrance CA Hosp Rev Torrance
Memorial Med Ctr Ser A                               5.50%         6/1/2031               A+              500          509,965

                        SEE NOTES TO FINANCIAL STATEMENTS.

CALIFORNIA TAX-FREE FUND SEPTEMBER 30, 2003

                                                                                     RATING:        PRINCIPAL
                                                 INTEREST          MATURITY           S&P OR           AMOUNT
INVESTMENTS                                          RATE              DATE       MOODY'S(a)            (000)            VALUE
------------------------------------------------------------------------------------------------------------------------------
Torrance CA Hosp Rev Torrance
Memorial Med Ctr Ser A                               6.00%         6/1/2022               A+     $        500    $     538,525
                                                                                                                 -------------
TOTAL                                                                                                                4,646,915
                                                                                                                 -------------

HOUSING 3.25%

California Hsg Fin Agy Rev
Home Mtg Ser K AMT**(15)(8)                    0.00%/5.70%         2/1/2012              AAA            5,295        3,506,720
                                                                     & 2015
California Hsg Fin Agy Rev
Home Mtg Ser K AMT(15)(8)                     Zero Coupon          2/1/2022              AAA            5,000        1,797,650

Cathedral City CA Pub Fin
Tax Alloc Hsg(15)                                    5.00%         8/1/2026              AAA            1,000        1,011,610
                                                                                                                 -------------
TOTAL                                                                                                                6,315,980
                                                                                                                 -------------

INDUSTRIAL 5.47%

California Poll Ctrl Fin Auth
Rev Southern CA Ser B AMT(2)(17)                     6.40%        12/1/2024              AAA           10,435       10,630,343
                                                                                                                 -------------

LEASE 10.40%

California St Pub Wk Brd
Lease Rev Dept Gen Svcs Teale Data(2)                5.25%         3/1/2020              AAA            1,000        1,057,740

Chula Vista CA Ctfs Partn(15)                        5.00%         8/1/2023              AAA            1,205        1,238,415

Inglewood CA Pub Fin Auth Rev
Ser A(2)                                             5.25%         8/1/2021              AAA              600          640,800

Orange Cnty CA Recovery Ctfs
Partn Residual Ser 128 RIBs(15)                    10.365%         7/1/2019              AAA(c)         2,500        3,092,200

Orange Cnty CA Recovery Ctfs
Partn Ser A(15)                                      6.00%         7/1/2026              AAA              750          833,182

Plumas Cnty CA CTFS Partn Cap
Impt Prog-Ser A(2)                                   5.25%         6/1/2023              AAA            1,365        1,436,662

Sacramento CA City Fin Auth
Rev Cap Impt Ser A(2)                                5.00%        12/1/2020              AAA            2,000        2,087,780

Sacramento CA City Fin Auth
Rev Cap Impt Ser A(2)                                5.00%        12/1/2026              AAA              900          910,791

San Buenaventura CA Ctfs
Partn Ser C(2)                                       5.25%         2/1/2031              AAA            2,575        2,668,962

San Francisco CA City & Cnty
San Bruno Jail No 3(2)                               5.25%        10/1/2033              AAA            5,000        5,156,300

Santa Ana CA Unified Sch Dist
Ctfs Partn Fin Pj(11)                         Zero Coupon          4/1/2019              AAA            2,295        1,097,194
                                                                                                                 -------------
TOTAL                                                                                                               20,220,026
                                                                                                                 -------------

                        SEE NOTES TO FINANCIAL STATEMENTS.

CALIFORNIA TAX-FREE FUND SEPTEMBER 30, 2003

                                                                                     RATING:        PRINCIPAL
                                                 INTEREST          MATURITY           S&P OR           AMOUNT
INVESTMENTS                                          RATE              DATE       MOODY'S(a)            (000)            VALUE
------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS 2.43%

CA Infrastructure & Econ Bk
Rev Asian Museum Fdtn(15)                            5.25%         6/1/2030              AAA     $        115    $     119,246

CA Infrastructure & Econ Bk
Rev YMCA Metropolitan LA Pj(2)                       5.25%         2/1/2026              AAA            2,000        2,087,120

Loma Linda CA Redev Agy Tax
Allocation Ref-Loma Linda(15)                       5.125%         7/1/2030              AAA            1,000        1,024,330

Oakland CA JT Pwrs Fin Auth
Reassmt Rev                                          5.50%         9/2/2024               A-              410          426,785

Puerto Rico Pub Fin Corp
Comwlth Approp Ser E                                 5.50%         8/1/2029             BBB+            1,000        1,054,540
                                                                                                                 -------------
TOTAL                                                                                                                4,712,021
                                                                                                                 -------------

POWER 4.42%

CA St Dept Wtr Res Pwr Supply
Rev Insured Series(18)                              5.375%         5/1/2017              AAA            1,000        1,097,690

Los Angeles CA Wtr & Pwr Rev
Pwr Sys-A-1(15)(14)                                  5.00%         7/1/2024              AAA              850          862,648

Puerto Rico Elec Pwr Auth Pwr
Rev Ser NN(15)                                       5.00%         7/1/2032              AAA            1,500        1,538,295

Puerto Rico Elec Pwr Auth Pwr
Rev Ser NN                                          5.125%         7/1/2029               A-            2,750        2,797,273

Puerto Rico Elec Pwr Auth Rev
Ser II(11)                                          5.125%         7/1/2026              AAA              500          519,995

Sacramento CA Muni Util Dist
Ref-Ser Q(11)                                        5.25%        8/15/2022              AAA            1,000        1,056,530

Shasta CA Jt Pwrs Fin Auth
Cnty Admin Bldg PJ-A(15)                             5.25%         4/1/2023              AAA              675          710,032
                                                                                                                 -------------
TOTAL                                                                                                                8,582,463
                                                                                                                 -------------

PRE-REFUNDED 7.48%

CA Ed Fac Auth Rev Pooled
College/Univ Ser C ETM                               6.50%         6/1/2020             Baa3            3,000        3,585,870

California St Pub Wks Brd
Lease Rev Dept Corrections(2)                        5.80%         1/1/2013              AAA            5,000        5,607,450

M-S-R Pub Pwr Agy CA San Juan
Pj Rev Ser D ETM(15)                                 6.75%         7/1/2020              AAA              980        1,239,808

Sacramento CA Muni Util Dist
Elec Rev Ser M                                       5.25%         7/1/2028                A            1,885        1,963,680

Sacramento CA Muni Util Dist
Ser M(15)(14)                                        5.25%         7/1/2028              AAA              275          286,583

                        SEE NOTES TO FINANCIAL STATEMENTS.

CALIFORNIA TAX-FREE FUND SEPTEMBER 30, 2003

                                                                                     RATING:        PRINCIPAL
                                                 INTEREST          MATURITY           S&P OR           AMOUNT
INVESTMENTS                                          RATE              DATE       MOODY'S(a)            (000)            VALUE
------------------------------------------------------------------------------------------------------------------------------
Sacramento CA Muni Util Dist
Ser M(15)(14)                                        5.25%         7/1/2028              AAA     $        700    $     729,484

Santa Cruz CA City High Sch
Ser B(10)                                            6.00%         8/1/2029              AAA            1,000        1,131,730
                                                                                                                 -------------
TOTAL                                                                                                               14,544,605
                                                                                                                 -------------

RESOURCE RECOVERY 1.37%

California Poll Ctrl Fin Auth
Rev Pacific Gas/Elec Ser A AMT(15)                   5.35%        12/1/2016              AAA            2,000        2,154,200

San Joaquin Cnty CA Rev Ctfs
Partn Solid Waste Sys Facs PJS(15)                   5.00%         4/1/2022              AAA              500          516,410
                                                                                                                 -------------
TOTAL                                                                                                                2,670,610
                                                                                                                 -------------

SPECIAL TAX 6.93%

Concord CA Redev Agy Tax
Alloc Ser 3(3)                                       8.00%         7/1/2018              AAA               35           35,558

CSUCI Fin Auth Rev CA East
Campus Cmnty Ser A(15)                               5.25%         9/1/2026              AAA            5,500        5,727,205

Los Angeles Cnty CA Met Trans
Auth Sales Prop A-1St Sr-Ser A(11)                   5.00%         7/1/2027              AAA              400          405,060

Riverside Cnty CA Redev Agy
Tax Alloc Jupura Valley Proj(2)                      5.25%        10/1/2035              AAA            2,000        2,057,980

Rnr Sch Fin Auth CA Spl Tax
Cmnty Fac Dist #92-1 Ser A(2)                       5.625%         9/1/2030              AAA            3,985        4,307,187

Salida CA Area Pub Fac Fin Agy
Cmnty Fac Dist Spl Tax #1998-1(11)                   5.25%         9/1/2028              AAA              900          926,190
                                                                                                                 -------------
TOTAL                                                                                                               13,459,180
                                                                                                                 -------------

TRANSPORTATION 12.52%

Bay Area Govt Assn CA Rev
Bart SFO Extn-Arpt Premium-A(2)                      5.00%         8/1/2026              AAA            2,000        2,026,940

Fresno CA Arpt Rev Ser A(11)                         5.50%         7/1/2030              AAA            1,500        1,577,025

Port Oakland CA Port Rev Ser J(15)                   5.50%        11/1/2026              AAA            5,000        5,333,300

Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser D                                5.75%         7/1/2041                A            4,000        4,321,840

Puerto Rico Comwlth Hwy &
Transn Auth Ser G(10)                                5.25%         7/1/2021              AAA            1,000        1,084,030

San Francisco CA City & Cnty
Arpt Commn Rev Ser Issue 6 AMT(2)                    6.50%         5/1/2018              AAA            4,500        4,699,800

San Francisco CA City & Cnty
Aprt Commn Ser 2 Issue 15A AMT(11)                   5.00%         5/1/2017              AAA            2,000        2,080,280

                        SEE NOTES TO FINANCIAL STATEMENTS.

CALIFORNIA TAX-FREE FUND SEPTEMBER 30, 2003

                                                                                     RATING:        PRINCIPAL
                                                 INTEREST          MATURITY           S&P OR           AMOUNT
INVESTMENTS                                          RATE              DATE       MOODY'S(a)            (000)            VALUE
------------------------------------------------------------------------------------------------------------------------------
San Francisco CA City & Cnty
Arpt Lease SFO Fuel Ser A AMT(11)                   6.125%         1/1/2027              AAA     $        500    $     550,550

San Francisco CA City & Cnty
Commn Intl Arpt Rev AMT(11)                          5.75%         1/1/2014              AAA              500          556,190

San Francisco CA City & Cnty
Ref Second Ser 28B(15)                               5.25%         5/1/2023              AAA            2,000        2,095,540
                                                                                                                 -------------
TOTAL                                                                                                               24,325,495
                                                                                                                 -------------

WATER/SEWER 4.70%

El Monte CA Wtr Auth Rev(2)                          5.60%         9/1/2029              AAA            2,000        2,153,800

Imperial CA Ctfs Partn Ref Wtr Fac(10)               5.00%       10/15/2020              AAA            3,250        3,414,840

Palo Alto CA Util Rev Ser A                          6.25%         6/1/2020              AA+            1,610        1,688,649
San Luis Opispo Cnty CA Ser A(15)                   5.375%         8/1/2030              AAA            1,800        1,875,474
                                                                                                                 -------------
TOTAL                                                                                                                9,132,763
                                                                                                                 -------------

TOTAL MUNICIPAL BONDS (Cost $181,141,516)                                                                          189,719,617
                                                                                                                 =============

                                                                                                       SHARES
                                                                                                        (000)
                                                                                                 ------------
SHORT-TERM INVESTMENT 1.37%

MONEY MARKET MUTUAL FUND 1.37%

Dreyfus General CA Fund Class A (Cost $2,653,744)                                                       2,654        2,653,744
                                                                                                                 -------------
TOTAL INVESTMENTS 98.99% (Cost $183,795,260)                                                                     $ 192,373,361
==============================================================================================================================

SCHEDULE OF INVESTMENTS
CONNECTICUT TAX-FREE FUND SEPTEMBER 30, 2003

                                                                                                    PRINCIPAL
                                                                                                       AMOUNT
                                                                                                        (000)
                                                                                                 ------------
MUNICIPAL BONDS 98.10%

EDUCATION 19.78%

CT St Hlth & Ed Fac Auth Rev
CT College Ser E(15)                                 5.25%         7/1/2022              AAA     $        400          427,664

CT St Hlth & Ed Fac Auth Rev
Fairfield Univ Ser I(15)                             5.25%         7/1/2019              AAA              600          646,740

CT St Hlth & Ed Fac Auth Rev
Fairfield Univ Ser I(15)                             5.50%         7/1/2029              AAA            1,235        1,319,313

                       SEE NOTES TO FINANCIAL STATEMENTS.

CONNECTICUT TAX-FREE FUND SEPTEMBER 30, 2003

                                                                                     RATING:        PRINCIPAL
                                                 INTEREST          MATURITY           S&P OR           AMOUNT
INVESTMENTS                                          RATE              DATE       MOODY'S(a)            (000)            VALUE
------------------------------------------------------------------------------------------------------------------------------
CT St Hlth & Ed Fac Auth Rev
Gunnery Sch(16)                                      5.35%         7/1/2031               AA     $        695    $     711,298

CT St Hlth & Ed Fac Auth Rev
Loomis Chaffee Sch Ser D                             5.25%         7/1/2031               A2            2,750        2,825,460

CT St Hlth & Ed Fac Auth Rev
Miss Porters Sch Ser A                               5.75%         7/1/2029               A+            3,200        3,424,000

CT St Hlth & Ed Fac Auth Rev
Quinnipiac College Ser E(1)(11)                      4.75%         7/1/2028              AAA              500          501,685

CT St Hlth & Ed Fac Auth Rev
Suffield Academy Ser A(15)                           5.40%         7/1/2027              AAA            1,350        1,424,750

CT St Hlth & Ed Fac Auth Rev
Trinity College Ser E(15)                           5.875%         7/1/2026              AAA            1,000        1,094,690

CT St Hlth & Ed Fac Auth Rev
Trinity College Ser G(2)                             5.00%         7/1/2021              AAA            1,000        1,048,100

CT St Hlth & Ed Fac Auth Rev
Univ CT Fndtn Ser A                                 5.375%         7/1/2029              Aa3              210          216,409

CT St Hlth & Ed Fac Auth Rev
Univ Hartford Ser E(16)                              5.25%         7/1/2032               AA            2,900        2,969,165

CT St Hlth & Ed Fac Auth Rev
Univ New Haven Issue D(1)(4)                         6.70%         7/1/2026                A            1,000        1,061,780

CT St Hlth & Ed Fac Auth Rev
Unrefunded Bal Sacrd Hrt Ser C                       6.50%         7/1/2016             BBB-              275          293,895

University CT Ser A(10)                             5.625%         3/1/2020              AAA            1,000        1,113,210
                                                                                                                 -------------
TOTAL                                                                                                               19,078,159
                                                                                                                 -------------

GENERAL OBLIGATION 25.11%

Bridgeport CT Ser C(10)                              4.75%        8/15/2021              AAA            1,000        1,020,340

Bridgeport CT Ser C(10)                              5.00%        8/15/2020              AAA              500          524,145

Cromwell CT(d)(10)                                   4.50%        6/15/2023              AAA              800          790,680

CT St Ser A                                         5.625%        4/15/2020               AA            1,000        1,114,970

CT St Ser B                                          5.60%        6/15/2020               AA              250          277,005

CT St Ser D                                         5.125%       11/15/2018               AA            1,500        1,614,840

Hartford CT                                          6.50%       12/15/2005               A1              730          814,081

Monroe CT                                            6.60%        4/15/2005              Aa2              100          108,371

Montville CT                                         6.70%        6/15/2009              Aa3              550          672,963

Montville CT                                         6.70%        6/15/2010              Aa3              575          707,543

New Haven CT(10)                                     5.00%        11/1/2019              AAA            1,085        1,145,641

New Haven CT Ser A(2)                                5.00%        11/1/2021              AAA            1,000        1,049,050

Puerto Rico Comwlth Pub Impt                  Zero Coupon          7/1/2018               A-            2,035        1,045,257

Puerto Rico Comwlth Pub Impt Ref(11)                5.125%         7/1/2030              AAA            2,450        2,524,774

                        SEE NOTES TO FINANCIAL STATEMENTS.

CONNECTICUT TAX-FREE FUND SEPTEMBER 30, 2003

                                                                                     RATING:        PRINCIPAL
                                                 INTEREST          MATURITY           S&P OR           AMOUNT
INVESTMENTS                                          RATE              DATE       MOODY'S(a)            (000)            VALUE
------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Comwlth Pub Impt Ser A                   5.00%         7/1/2027               A-     $      1,170    $   1,179,805

Puerto Rico Comwlth Pub Impt Ser A(10)               5.00%         7/1/2032              AAA            4,285        4,382,184

Redding CT                                           6.60%        4/15/2010              Aa1              100          122,410

Regional Sch Dist # 16 CT(10)                        5.00%         2/1/2020              Aaa              115          121,236

Waterbury CT(11)                                    5.125%         4/1/2022              AAA            2,250        2,354,828

Waterbury CT Ser A(11)                               5.00%         4/1/2019              AAA            1,250        1,324,488

West Haven CT(15)                                    6.50%        6/15/2006              AAA              100          113,521

Westport CT Lot A                                    4.50%         2/1/2021              Aaa              720          729,446

Westport CT Lot A                                   4.625%         2/1/2023              Aaa              485          487,134
                                                                                                                 -------------
TOTAL                                                                                                               24,224,712
                                                                                                                 -------------
HEALTHCARE 7.12%

CT St Dev Auth Rev Duncaster Inc Pj(16)             5.125%         8/1/2022               AA              235          243,183

CT St Hlth & Ed Fac Auth Rev
Bridgeport Hosp Ser A(15)                           6.625%         7/1/2018              AAA            1,250        1,290,250

CT St Hlth & Ed Fac Auth Rev
Bristol Hosp Ser B(16)                               5.50%         7/1/2021               AA            1,000        1,084,380

CT St Hlth & Ed Fac Auth Rev
Catholic Hlth East Ser F(15)                        5.625%       11/15/2020              AAA              325          359,856

CT St Hlth & Ed Fac Auth Rev
Child Care Fac Prog Ser C(2)                        5.625%         7/1/2029              AAA            1,000        1,079,740

CT St Hlth & Ed Fac Auth Rev
CT College Ser E(15)                                 5.00%         7/1/2032              AAA            1,050        1,067,755

CT St Hlth & Ed Fac Auth Rev
St. Francis Hosp & Med(16)                           5.00%         7/1/2022               AA            1,000        1,036,630

CT St Hlth & Ed Fac Auth Rev
Waterbury Hosp Issue Ser C(16)                       5.75%         7/1/2029               AA              650          704,984
                                                                                                                 -------------
TOTAL                                                                                                                6,866,778
                                                                                                                 -------------
HOUSING 6.99%

CT St Hsg Fin Auth Fin Prog
Subser A-2 AMT                                       5.50%       11/15/2022              AAA            1,000        1,039,050

CT St Hsg Fin Auth Hsg Mtg
Fin Prog Ser D 2 AMT                                 5.15%       11/15/2022              AAA              555          567,909

CT St Hsg Fin Auth Hsg Mtg
Fin Prog Subser A-2                                  5.35%       11/15/2022              AAA              500          519,985

CT St Hsg Fin Auth Hsg Mtg
Fin Ser C - 2 AMT                                    6.00%       11/15/2020              AAA              760          809,734

CT St Hsg Fin Auth Spl
Oblig-Grp Home Mtg-G-h5(2)                           5.85%        6/15/2030              AAA              500          531,710

                        SEE NOTES TO FINANCIAL STATEMENTS.

CONNECTICUT TAX-FREE FUND SEPTEMBER 30, 2003

                                                                                     RATING:        PRINCIPAL
                                                 INTEREST          MATURITY           S&P OR           AMOUNT
INVESTMENTS                                          RATE              DATE       MOODY'S(a)            (000)            VALUE
------------------------------------------------------------------------------------------------------------------------------
CT St Hsg Fin Auth Spl
Oblig-Spl Needs Hsg-SN-h1(2)                         5.00%        6/15/2032              AAA     $        750    $     764,273

CT St Hsg Fin Auth Subser B - 2 AMT                  5.75%       11/15/2021              AAA            2,405        2,507,910
                                                                                                                 -------------
TOTAL                                                                                                                6,740,571
                                                                                                                 -------------
INDUSTRIAL 3.37%

Connecticut St Dev Auth Govt
Lease Rev(15)                                        6.60%        6/15/2014              AAA              500          528,705

Connecticut St Dev Auth Solid
Wst Dsp Fac Rev Pfizer Inc AMT                       7.00%         7/1/2025              AAA            2,500        2,724,575
                                                                                                                 -------------
TOTAL                                                                                                                3,253,280
                                                                                                                 -------------
MISCELLANEOUS 1.09%

Puerto Rico Pub Fin Corp
Comwlth Approp Ser E                                 5.50%         8/1/2029             BBB+            1,000        1,054,540
                                                                                                                 -------------
POWER 10.06%

Puerto Rico Elec Pwr Auth Pwr
Rev Ser NN(15)                                       5.00%         7/1/2032              AAA            1,500        1,538,295

Puerto Rico Elec Pwr Auth Pwr
Rev Ser NN                                          5.125%         7/1/2029               A-            3,000        3,051,570

Puerto Rico Elec Pwr Auth Rev
Ser II(11)                                          5.125%         7/1/2026              AAA            2,925        3,041,971

Puerto Rico Elec Pwr Auth Rev
Ser II                                               5.25%         7/1/2031               A-            1,000        1,026,000

Puerto Rico Elec Pwr Auth Ser HH(11)                 5.25%         7/1/2029              AAA            1,000        1,046,520
                                                                                                                 -------------
TOTAL                                                                                                                9,704,356
                                                                                                                 -------------
PRE-REFUNDED 16.12%

Connecticut St Clean Wtr Fd Rev                     5.125%         9/1/2013              AAA            1,870        2,150,949

CT St Hlth & Ed Fac Auth Rev
Auth Rev Sacred Heart Ser C                          6.50%         7/1/2016             BBB-              725          837,505

CT St Ser A                                          6.00%        4/15/2015               AA            1,000        1,198,180

CT St Ser B                                         5.375%        10/1/2011               AA            1,000        1,093,890

CT St Ser S FSA(11)(6)                               5.00%       11/15/2009              AAA            1,600        1,822,608

CT St Spl Tax Oblig Rev(10)                          6.10%        10/1/2011              AAA            1,000        1,061,280

CT St Spl Tax Oblig Rev
Transn Infrastructure-Ser A(10)                      6.00%        12/1/2018              AAA            1,000        1,205,340

Municipal Secs Trust Ctfs Ser
7005 Cl B RIBs ETM+                                 9.757%        10/1/2040              Aaa            1,000        1,181,280

Puerto Rico Comwlth                                  6.00%         7/1/2026              AAA            1,000        1,170,600

                        SEE NOTES TO FINANCIAL STATEMENTS.

CONNECTICUT TAX-FREE FUND SEPTEMBER 30, 2003

                                                                                     RATING:        PRINCIPAL
                                                 INTEREST          MATURITY           S&P OR           AMOUNT
INVESTMENTS                                          RATE              DATE       MOODY'S(a)            (000)            VALUE
------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Elec Pwr Auth Rev Ser X                 6.125%         7/1/2021              Aaa     $        750    $     831,728

Puerto Rico Elec Pwr Auth
Ser T RIBs(11)                                     11.486%         7/1/2018              AAA            1,500        1,677,135

University CT Rev Student Fee Ser A(10)              5.75%       11/15/2020              AAA              205          243,989

University CT Rev Student Fee Ser A                  6.00%       11/15/2021              AA-              390          470,402

University CT Rev Student Fee Ser A(10)              6.00%       11/15/2025              AAA              500          603,080
                                                                                                                 -------------
TOTAL                                                                                                               15,547,966
                                                                                                                 -------------
TRANSPORTATION 5.44%

CT St Spl Tax Oblig Rev Rite
PA 1039 R-A RIBs(11)                                9.448%         1/1/2010              AAA              500          593,610

CT St Spl Tax Oblig Rev Rite
PA 1039 R-B RIBs(11)                                9.448%         1/1/2010              AAA              785          919,942

CT St Spl Tax Oblig Rev Rite
PA 1039 R-C RIBs(11)                                8.698%         7/1/2017              AAA            2,250        2,453,895

Puerto Rico Comwlth Hwy & Ser D(11)                  5.00%         7/1/2032              AAA            1,250        1,279,250
                                                                                                                 -------------
TOTAL                                                                                                                5,246,697
                                                                                                                 -------------
WATER/SEWER 3.02%

Connecticut St Dev Auth Wtr
Bridgeport AMT(2)(17)                                6.15%         4/1/2035              AAA              500          556,470

Connecticut St Dev Auth Wtr
Fac Rev CT Wtr Co Ser A AMT(2)                       5.75%         7/1/2028              AAA              250          250,950

South Cent CT Regl Wtr Auth
16th Ser(2)                                         5.375%         8/1/2030              AAA            1,000        1,054,640

South Cent CT Regl Wtr Auth
Sys Rev 16th Ser(2)                                 5.375%         8/1/2025              AAA            1,000        1,052,230
                                                                                                                 -------------
TOTAL                                                                                                                2,914,290
                                                                                                                 -------------
TOTAL MUNICIPAL BONDS (Cost $89,348,851)                                                                            94,631,349
                                                                                                                 =============

                                                                                                       SHARES
                                                                                                        (000)
                                                                                                 ------------
SHORT-TERM INVESTMENT 1.84%

MONEY MARKET MUTUAL FUND 1.84%

Dreyfus CT Muni Cash Management (Cost $1,777,379)                                                       1,777        1,777,379
                                                                                                                 =============
TOTAL INVESTMENTS 99.94% (Cost $91,126,230)                                                                      $  96,408,728
==============================================================================================================================

                        SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS
HAWAII TAX-FREE FUND SEPTEMBER 30, 2003

                                                                                     RATING:        PRINCIPAL
                                                 INTEREST          MATURITY           S&P OR           AMOUNT
INVESTMENTS                                          RATE              DATE       MOODY'S(a)            (000)            VALUE
------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS 97.57%

EDUCATION 6.90%

HI St Hsg Fin & Dev Corp Rev
Univ of HI Faculty Hsg Pj(2)                         5.65%        10/1/2016              AAA     $      1,000    $   1,087,840

HI St Hsg Fin & Dev Corp Rev
Univ of HI Faculty Hsg Pj(2)                         5.70%        10/1/2025              AAA              380          405,437

University HI Univ Sys Rev(10)                      5.125%        7/15/2032              AAA            1,000        1,025,880

University HI Univ Sys Rev
Ser A(10)                                            5.50%        7/15/2029              AAA            2,500        2,664,600
                                                                                                                 -------------
TOTAL                                                                                                                5,183,757
                                                                                                                 -------------

GENERAL OBLIGATION 25.73%

Hawaii Cnty HI Ser A(11)                             5.00%        7/15/2023              AAA            1,000        1,036,750

Hawaii Cnty HI Ser A(10)                             5.50%        7/15/2017              AAA            1,045        1,169,637

Hawaii Cnty HI Ser A(10)                             5.60%         5/1/2013              AAA            1,780        2,069,321

Hawaii Cnty HI Ser A(11)                            5.625%        5/15/2019              AAA              545          604,519

Hawaii St Ser BZ                                     6.00%        10/1/2010              AA-              500          594,700

Hawaii St Ser BZ                                     6.00%        10/1/2012              AA-              500          597,445

Hawaii St Ser CA(10)                                 8.00%         1/1/2013              AAA            2,000        2,681,000

Hawaii St Ser CP(10)                                 5.00%        10/1/2016              AAA              900          960,876

Hawaii St Ser CZ(11)                                 5.25%         7/1/2018              AAA            3,000        3,295,140

Honolulu HI City & Cnty Ser A(11)                   5.125%         9/1/2021              AAA              600          629,592

Honolulu HI City & Cnty Ser A(10)                    5.50%         9/1/2016              AAA                5            5,546

Honolulu HI City & Cnty Ser B(10)                    5.00%        11/1/2016              AAA              265          283,216

Kauai Cnty HI Pub Impt Ser B(15)                     5.25%         8/1/2017              AAA               95          104,352

Kauai Cnty HI Ser A(15)                              5.50%         8/1/2021              AAA            2,495        2,712,789

Puerto Rico Comwlth Pub Impt
Ser A                                                5.00%         7/1/2027               A-              500          504,190

Puerto Rico Comwlth Pub Impt
Ser A                                               5.375%         7/1/2028               A-            2,000        2,074,800
                                                                                                                 -------------
TOTAL                                                                                                               19,323,873
                                                                                                                 -------------

HEALTHCARE 9.07%

HI St Dept Bdg & Fin Spl Purp
Mtg Rev St Francis Med Ctrs(11)                      6.50%         7/1/2022              AAA            1,200        1,215,156

HI St Dept Bdg & Fin Spl Purp
Rev Kaiser Permanente Ser A                          5.15%         3/1/2015                A            1,250        1,283,237

                        SEE NOTES TO FINANCIAL STATEMENTS.

HAWAII TAX-FREE FUND SEPTEMBER 30, 2003

                                                                                     RATING:        PRINCIPAL
                                                 INTEREST          MATURITY           S&P OR           AMOUNT
INVESTMENTS                                          RATE              DATE       MOODY'S(a)            (000)            VALUE
------------------------------------------------------------------------------------------------------------------------------
HI St Dept Bdg & Fin Spl Purp
Rev Kapiolani Hlth                                   6.20%         7/1/2016             BBB+     $      1,000    $   1,045,160

HI St Dept Bdg & Fin Spl Purp
Rev Kapiolani Hlth                                   6.25%         7/1/2021             BBB+            2,000        2,060,840

HI St Dept Bdg & Fin Spl Purp
Rev The Queens Hlth Sys Ser B(15)                    5.25%         7/1/2023              AAA            1,000        1,050,260

Puerto Rico Ind Tourist Ed
Med Mutuo Oblig Grp Ser A(15)                        6.25%         7/1/2024              AAA              150          161,537
                                                                                                                  ------------
TOTAL                                                                                                                6,816,190
                                                                                                                  ------------
HOUSING 6.40%

HI St Hsg Fin & Dev Corp Sing
Fam Mtg Purp Rev Ser A AMT(9)                        7.10%         7/1/2024              AAA              880          888,650

HI St Hsg Fin & Dev Corp Sing
Fam Mtg Purp Rev Ser B(9)                            5.30%         7/1/2028              AAA              850          868,768

HI St Hsg Fin & Dev Corp Sing
Fam Mtg Purp Rev Ser B(9)                            5.45%         7/1/2017              AAA            1,000        1,043,950

Honolulu HI City & Cnty Mtg
Rev FHA Smith Beretania 8A(15)(8)                    5.45%         1/1/2025              Aaa              500          503,940

Puerto Rico Hsg Fin Auth Home
Mtg Rev AMT-Mtg Bkd Secs-Ser A                      4.875%         6/1/2034              AAA            1,500        1,502,190
                                                                                                                 -------------
TOTAL                                                                                                                4,807,498
                                                                                                                 -------------
LEASE 0.70%

Puerto Rico Pub Fin Corp
Comwlth Approp Ser E                                 5.75%         8/1/2030             BBB+              500          524,595
                                                                                                                 -------------
MISCELLANEOUS 5.47%

HI St Ctfs Partn Cap Dist
Kapolei St Office Ser A(2)                           5.00%         5/1/2018              AAA              475          507,048

HI St Ctfs Partn Cap Dist
St Office(15)                                        5.50%         5/1/2020              AAA              500          541,180

Puerto Rico Pub Bldg Auth Rev
Govt Fac Ser B(2)                                    5.00%         7/1/2027              AAA            1,000        1,019,420

Puerto Rico Pub Bldg Auth Rev
Gtd Govt Fac Ser D                                   5.25%         7/1/2036               A-            2,000        2,039,160
                                                                                                                 -------------
TOTAL                                                                                                                4,106,808
                                                                                                                 -------------
POWER 7.39%

HI St Dept Bdg & Fin Spl Purp
HI Elec Co Inc PJS-Ser A AMT(2)                      5.10%         9/1/2032              AAA            1,500        1,504,185

                        SEE NOTES TO FINANCIAL STATEMENTS.

HAWAII TAX-FREE FUND SEPTEMBER 30, 2003

                                                                                     RATING:        PRINCIPAL
                                                 INTEREST          MATURITY           S&P OR           AMOUNT
INVESTMENTS                                          RATE              DATE       MOODY'S(a)            (000)            VALUE
------------------------------------------------------------------------------------------------------------------------------
HI St Dept Bdg & Fin Spl Purp
Mtg Rev HI Elec Co Ser A AMT(15)                     6.60%         1/1/2025              AAA     $      2,500    $   2,665,250

Puerto Rico Elec Pwr Auth Rev
Ser II(11)                                          5.125%         7/1/2026              AAA            1,330        1,383,187
                                                                                                                 -------------
TOTAL                                                                                                                5,552,622
                                                                                                                 -------------
PRE-REFUNDED 23.77%

Hawaii St Ser CT(11)                                5.875%         9/1/2019              AAA            1,175        1,399,637

Hawaii St Ser CU(15)                                 5.25%        10/1/2020              AAA            1,700        1,951,277

Honolulu HI City & Cnty Brd
Wtr Supply Wtr Sys Rev                               5.80%         7/1/2021               AA            1,000        1,131,150

Honolulu HI City & Cnty Ser A(15)                    5.00%        11/1/2015              AAA              405          455,390

Honolulu HI City & Cnty Ser A(15)                    5.00%        11/1/2015              AAA            1,095        1,169,701

Honolulu HI City & Cnty Ser A(10)                    5.50%         9/1/2016              AAA              555          640,365

Honolulu HI City & Cnty Ser A(10)                    5.50%         9/1/2016              AAA              440          499,730

Honolulu HI City & Cnty Ser B(10)                    5.00%        11/1/2016              AAA              235          266,422

Honolulu HI City & Cnty
Wtr ETM(10)(17)                                      6.00%        12/1/2015              AAA            1,000        1,220,250

Kauai Cnty HI(10)                                   6.125%         8/1/2024              AAA              580          699,068

Maui Cnty HI Ser A(15)                               5.00%         3/1/2022              AAA              750          776,520

Maui Cnty HI Ser A(15)                               5.75%         6/1/2016              AAA            1,035        1,165,648

Maui Cnty HI Ser A(10)                               6.10%         3/1/2020              AAA              500          600,385

Municipal Secs Trust Ctfs Ser
7005 Cl B RIBs ETM+                                 9.757%        10/1/2040              Aaa            1,250        1,476,600

Puerto Rico Comwlth                                  6.00%         7/1/2026              AAA            1,000        1,170,600

Puerto Rico Comwlth                                  6.50%         7/1/2023              AAA            1,250        1,320,425

Puerto Rico Comwlth Infra Fin
Auth Spl Ser A ETM                                  5.375%        10/1/2024              AAA              300          327,225

Puerto Rico Comwlth Infra Fin
Auth Spl Ser A ETM                                   5.50%        10/1/2032              AAA              200          218,894

Puerto Rico Ind Med & Envr
Poll Ctrl St. Luke Hosp Ser A                        6.25%         6/1/2010               NR            1,250        1,367,450
                                                                                                                 -------------
TOTAL                                                                                                               17,856,737
                                                                                                                 -------------
TRANSPORTATION 12.00%

Hawaii St Hwy Rev(11)                                5.50%         7/1/2020              AAA            1,100        1,192,565

HI St Hbr Cap Impt Rev AMT(10)                       6.25%         7/1/2015              AAA              500          525,885

HI St Hbr Cap Impt Rev AMT(10)                      6.375%         7/1/2024              AAA              500          526,150

Puerto Rico Comwlth Hwy &
Transn Auth Rev PMD Ser B                            6.00%         7/1/2026                A            1,000        1,058,820

                        SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (CONCLUDED)
HAWAII TAX-FREE FUND SEPTEMBER 30, 2003

                                                                                     RATING:        PRINCIPAL
                                                 INTEREST          MATURITY           S&P OR           AMOUNT
INVESTMENTS                                          RATE              DATE       MOODY'S(a)            (000)            VALUE
------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Comwlth Hwy &
Transn Auth Rev Rites RIBs                          9.853%         1/1/2010               NR     $      1,000    $   1,160,920

Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser D                                5.75%         7/1/2041                A            1,000        1,080,460

Puerto Rico Comwlth Hwy &
Transn Auth Transn Sub PR Rev                        5.00%         7/1/2022               A-               20           20,423

Puerto Rico Comwlth Hwy
Transn Auth Hwy Rev Ser Y(15)(14)                    5.50%         7/1/2036              AAA              250          274,795

Puerto Rico Comwlth Hwy
Transn Auth Hwy Rev Ser Y                            5.50%         7/1/2036                A            3,000        3,177,660
                                                                                                                 -------------
TOTAL                                                                                                                9,017,678
                                                                                                                 -------------
WATER/SEWER 0.14%

Honolulu HI City & Cnty Brd
Wtr Supply Wtr Sys Rev(11)                           5.25%         7/1/2031              AAA              100          103,594
                                                                                                                 -------------
TOTAL MUNICIPAL BONDS (Cost $68,141,741)                                                                         $  73,293,352
==============================================================================================================================

SCHEDULE OF INVESTMENTS
MINNESOTA TAX-FREE FUND SEPTEMBER 30, 2003

MUNICIPAL BONDS 92.30%

EDUCATION 13.04%

MN St Higher Ed Fac Auth Rev
Hamline Univ Ser 5-B                                 6.00%        10/1/2029             Baa1              500          523,515

MN St Higher Ed Fac Auth Rev
Macalester College Ser 4-J                           5.55%         3/1/2017              Aa3              260          282,217

MN St Higher Ed Fac Auth Rev
Univ of St Thomas Ser 4-A1                          5.625%        10/1/2016               A2              250          264,102

MN St Higher Ed Fac Auth Rev
Univ of St Thomas Ser 4-M                            5.35%         4/1/2017               A2              250          262,403

Pequot Lakes MN Indpt Sch
Dist No 186(10)                                      5.25%         2/1/2022              AAA            1,550        1,645,372

Prior Lake MN Indpt Sch Dist
No 719 Ser A(10)                                     5.25%         2/1/2023              Aaa            1,470        1,550,997

University MN Ser A                                  5.75%         7/1/2018               AA              250          298,050
                                                                                                                 -------------
TOTAL                                                                                                                4,826,656
                                                                                                                 -------------

GENERAL OBLIGATION 21.71%

Buffalo MN Cap Impt Ser B(d)(15)                     5.00%         2/1/2024              Aaa              150          153,585

Elk River MN Sch Dist(15)                            5.50%         2/1/2021              Aaa              500          547,865

                        SEE NOTES TO FINANCIAL STATEMENTS.

MINNESOTA TAX-FREE FUND SEPTEMBER 30, 2003

                                                                                     RATING:        PRINCIPAL
                                                 INTEREST          MATURITY           S&P OR           AMOUNT
INVESTMENTS                                          RATE              DATE       MOODY'S(a)            (000)            VALUE
------------------------------------------------------------------------------------------------------------------------------
Hennepin Cnty MN                                     4.00%        12/1/2007              AAA     $      1,000    $   1,086,120

Lake Superior MN Indpt Sch
Dist #381 Ser A(11)                                  5.00%         4/1/2023              Aaa              500          515,245

Medford MN Indpt Sch Dist
#763 Ser A(11)                                       5.50%         2/1/2031              Aaa              500          537,990

Minneapolis MN Ser E                                 5.00%         3/1/2026              AAA              500          511,385

Minnesota St                                         5.25%         8/1/2014              AAA              265          280,375

Minnesota St                                         6.00%        11/1/2006              AAA            1,000        1,138,730

Morris MN Indp Sch Dist
#769 Bldg(15)                                        5.00%         2/1/2028              AAA            1,000        1,022,380

North St. Paul Maplewood MN
Indpt Sch Dist #622                                 5.125%         2/1/2025              AA+              400          410,980

North St. Paul Maplewood MN
Indpt Sch Dist #622 Ser A                           5.125%         2/1/2020              AA+              100          104,642

Princeton MN Indpt Sch
Dist #477(11)                                       5.125%         2/1/2024              Aaa            1,000        1,035,300

Puerto Rico Comwlth Pub Impt
Unrefunded-Pub Impt(15)(14)                          5.00%         7/1/2028              AAA              175          178,805

Ramsey Cnty MN ST Aid Str-Ser C                      5.00%         2/1/2024              AAA              500          511,950
                                                                                                                 -------------
TOTAL                                                                                                                8,035,352
                                                                                                                 -------------
HEALTHCARE 7.20%

Bemidji Minn Hlthcare Fac
North Country Health Svcs(16)                        5.00%         9/1/2024               AA            1,000        1,021,590

Hastings MN Hlthcare Fac Rev
Regina Med Ctr(1)                                    5.30%        9/15/2028                A              400          404,844

Minneapolis & St. Paul MN Hsg
Redev Auth Hlthcare Sys Ser A(11)                    5.70%        8/15/2016              AAA              150          161,130

Minneapolis MN Hlthcare Sys Rev(15)                  5.00%        5/15/2021              AAA              250          260,875

MN Agric & Econ Dev Bd Rev

Hlthcare Fairview Hosp Ser A(15)                     5.50%       11/15/2017              AAA              220          240,361

Rochester MN Hlthcare Fac Rev(15)(14)                5.50%       11/15/2027              AAA              500          525,535

St. Paul MN Hsg & Redev Auth
Franciscan Hlth Pj(12)(8)                            5.30%       11/20/2022              AAA               50           51,970
                                                                                                                 -------------
TOTAL                                                                                                                2,666,305
                                                                                                                 -------------
HOUSING 17.06%

Dakota Cnty MN Hsg & Redev
Auth Sing Fam Mtg Rev AMT(13)                        5.85%        10/1/2030              AAA              472          489,837

Eden Prairie MN Multi Fam Hsg
Rev Lincoln Parc Pj Ser A-1(12)(8)                   6.40%       12/20/2020              Aaa              300          328,839

                        SEE NOTES TO FINANCIAL STATEMENTS.

MINNESOTA TAX-FREE FUND SEPTEMBER 30, 2003

                                                                                     RATING:        PRINCIPAL
                                                 INTEREST          MATURITY           S&P OR           AMOUNT
INVESTMENTS                                          RATE              DATE       MOODY'S(a)            (000)            VALUE
------------------------------------------------------------------------------------------------------------------------------
Fairbault MN Hsg & Redev Auth
Govt Trails Edge Apts Ser A                          5.25%         2/1/2028               A3     $        300    $     300,939

Minneapolis MN Multi Fam Hsg
Rev Mtg East Village South(12)(8)                    6.10%        7/20/2020              Aaa            1,000        1,080,140

Minneapolis MN Multifamily
Rev Hsg GNMA Coll East
Phillips AMT(d)(12)                                  5.25%        8/20/2044              Aaa              300          301,590

Minnesota St Hsg Fin Agy
Residential Hsg Fin Ser F AMT                        5.40%         7/1/2030              AA+            1,500        1,533,180

Minnesota St Hsg Fin Agy Sing
Fam Mtg Ser D AMT                                    5.85%         7/1/2019              AA+              175          181,998

Minnesota St Hsg Fin Agy Sing
Fam Mtg Ser D AMT                                    6.40%         7/1/2015              AA+              135          140,061

Minnesota St Hsg Fin Agy Sing
Fam Mtg Ser E                                        5.90%         7/1/2025              AA+              130          133,727

Minnesota St Hsg Fin Agy Sing
Fam Mtg Ser G AMT                                    6.25%         7/1/2026              AA+              105          108,817

Robbinsdale MN Hsg Dev Sr Hsg
Pj Ser B(10)                                         5.75%         1/1/2023              Aaa              250          261,565

Scott Cnty MN Hsg & Redev
Savage City Hamilton Apts Pj(2)                      5.60%         2/1/2019              Aaa               80           83,421

St. Louis Park MN Multi Fam
Hsg Mtg Cmnty Hsg(8)                                 6.15%        12/1/2016              Aa2              100          105,256

St. Paul MN Hsg & Redev Auth
Multifamily Hsg Rev Selby AMT(12)(8)                 5.50%        9/20/2044              Aaa              750          759,742

St. Paul MN Port Auth Hsg
Burlington Apt(12)                                   5.35%         5/1/2031              AAA              500          504,160
                                                                                                                 -------------
TOTAL                                                                                                                6,313,272
                                                                                                                 -------------
LEASE 5.24%

Olmsted Cnty MN Hsg & Redev                          5.00%         2/1/2023              AAA              275          279,700

Puerto Rico Pub Fin Corp
Comwlth Approp Ser E                                 5.75%         8/1/2030             BBB+              500          524,595

Rochester MN Indpt Sch Dist
#535 Ctfs Partn(11)                                 5.125%         2/1/2020              AAA               85           90,406

St Paul MN Port Auth Lease
Rev Office Bldg                                      5.25%        12/1/2027              AA+            1,000        1,043,520
                                                                                                                 -------------
TOTAL                                                                                                                1,938,221
                                                                                                                 -------------
MISCELLANEOUS 4.29%

Bemidji MN Lease Rev MN St
Bureau Crim Appreh(15)                               5.80%        12/1/2021              Aaa              460          510,223

                        SEE NOTES TO FINANCIAL STATEMENTS.

MINNESOTA TAX-FREE FUND SEPTEMBER 30, 2003

                                                                                     RATING:        PRINCIPAL
                                                 INTEREST          MATURITY           S&P OR           AMOUNT
INVESTMENTS                                          RATE              DATE       MOODY'S(a)            (000)            VALUE
------------------------------------------------------------------------------------------------------------------------------
Douglas Cnty MN Hsg & Redev
Governmental Hsg Ser A(15)                           5.50%         1/1/2032              Aaa     $        560    $     585,609

Minnesota St Retirement Sys
Bldg Rev                                             6.00%         6/1/2030              AAA              250          283,027

St. Cloud MN Ctfs Partn                              5.90%        12/1/2017               A+              200          207,696
                                                                                                                  ------------
TOTAL                                                                                                                1,586,555
                                                                                                                  ------------
POWER 9.64%

Chaska MN Elec Rev Ser A                             6.00%        10/1/2025               A3              250          267,340

Puerto Rico Elec Pwr Auth Rev
Ser DD(11)                                           4.50%         7/1/2019              AAA               95           97,270

Rochester MN Elec Util Rev(2)(17)                    5.25%        12/1/2030              AAA            1,000        1,046,040

South MN Muni Agy Supply Sys
Rev Ser A(15)                                 Zero Coupon          1/1/2021              AAA            1,135          504,303

Western MN Mun Pwr Agy Pj
Ser A(2)                                             5.50%         1/1/2016              Aaa              565          632,885

Western MN Muni Pwr Agy(15)                          5.00%         1/1/2026              Aaa            1,000        1,022,210
                                                                                                                 -------------
TOTAL                                                                                                                3,570,048
                                                                                                                 -------------
PRE-REFUNDED 5.77%

Minneapolis MN Spl Sch
Dist #001(10)                                       5.375%         2/1/2014              AAA              250          253,340

Minneapolis MN Spl Sch
Dist #001 Ctfs Partn                                 5.75%         2/1/2015              AA+              100          115,111

Minneapolis MN Spl Sch
Dist #001 Ctfs Partn                                 5.75%         2/1/2017              AA+            1,120        1,289,243

Minnesota Pub Fac Auth Wtr
Poll Ctrl Rev Ser A                                  6.25%         3/1/2016              AAA              100          107,337

Puerto Rico Comwlth Pub Impt
Prerefunded-Pub Impt(15)(14)                         5.00%         7/1/2028              AAA              325          371,394
                                                                                                                 -------------
TOTAL                                                                                                                2,136,425
                                                                                                                 -------------
TRANSPORTATION 8.35%

Minneapolis & St. Paul MN Met
Comm Arpt Rev Sub Ser C(10)                          5.25%         1/1/2026              AAA            2,000        2,063,020

Minneapolis & St. Paul MN Met
Sub Ser A(15)                                        5.00%         1/1/2023              AAA            1,000        1,028,260
                                                                                                                 -------------
TOTAL                                                                                                                3,091,280
                                                                                                                 -------------
TOTAL MUNICIPAL BONDS (Cost $32,576,883)                                                                         $  34,164,114
==============================================================================================================================

                        SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS
MISSOURI TAX-FREE FUND SEPTEMBER 30, 2003

                                                                                     RATING:        PRINCIPAL
                                                 INTEREST          MATURITY           S&P OR           AMOUNT
INVESTMENTS                                          RATE              DATE       MOODY'S(a)            (000)            VALUE
------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS 98.15%

EDUCATION 7.65%

Bowling Green MO Sch Dist R-I
Bldg Corp Leasehold Rev(15)                          5.85%         3/1/2020              Aaa     $      1,000    $   1,124,100

Kansas Cnty MO Met Cmnty
Colleges Bldg Corp Rev Ref(10)                       5.00%         7/1/2021              Aaa            1,000        1,046,300

Mehville MO Sch Dist #R9 Ctfs
Partn MO Cap Impt(11)                                5.25%         9/1/2013              AAA            1,000        1,131,310

Missouri St Hlth & Ed Fac
Auth Ref Washington Univ Ser B                       5.00%         3/1/2030              AA+            1,800        1,822,158

Missouri St Hlth & Ed Fac
Auth Washington Univ Ser A                           4.75%       11/15/2037              AA+            2,050        2,009,164

Missouri St Hlth & Ed Fac
Auth Webster Univ(15)                                5.25%         4/1/2021              Aaa            2,000        2,128,540

University MO Univ Rev
Ref-Sys Facs-Ser B(15)(14)                           5.00%        11/1/2027              AAA            1,500        1,524,855

University MO Univ Rev Sys Fac                       5.50%        11/1/2017              AA+              950          962,141
                                                                                                                 -------------
TOTAL                                                                                                               11,748,568
                                                                                                                 -------------

GENERAL OBLIGATION 20.28%

Belton MO Sch Dist No 124 MO
Direct Deposit Prog(11)                              6.00%         3/1/2020              AAA            1,770        2,026,455

Boone Cnty MO Reorg Sch Dist #R-6                    6.00%         3/1/2020              AA+              500          570,905

Franklin Cnty MO Reorg Sch
Dist # R-XV                                          6.00%         3/1/2020              AA+              390          445,306

Hazelwood MO Sch Dist Impt-Mo
Direct Deposit PG                                    5.25%         3/1/2020              Aaa              630          682,492

Ladue MO Sch Dist                                    5.25%         3/1/2016              AAA            2,180        2,369,878

Puerto Rico Comwlth Pub Impt
Pub Impt-Ser A(15)(14)                               5.50%         7/1/2029              AAA            1,000        1,146,470

Puerto Rico Comwlth Pub Impt
Pub Impt-Ser B(10)                                   5.50%         7/1/2011              AAA            3,985        4,632,841

Puerto Rico Comwlth Pub Impt
Ref Pub Impt Ser C(11)                               5.00%#        7/1/2021              AAA            3,000        3,370,620

Puerto Rico Comwlth Pub Impt Ser A                  5.125%         7/1/2031               A-            3,595        3,644,036

Springfield MO Sch Dist #R12
Direct Deposit Prog                                  5.85%         3/1/2020              AA+              500          562,355

St. Louis Cnty MO Pattonville
#R-3 Sch Dist(10)                                    6.00%         3/1/2019              AAA              845          976,854

St. Louis Cnty MO Sch Dist
#R-8 Lindbergh(15)                            Zero Coupon          3/1/2017              AAA            2,940        1,642,196

                        SEE NOTES TO FINANCIAL STATEMENTS.

MISSOURI TAX-FREE FUND SEPTEMBER 30, 2003

                                                                                     RATING:        PRINCIPAL
                                                 INTEREST          MATURITY           S&P OR           AMOUNT
INVESTMENTS                                          RATE              DATE       MOODY'S(a)            (000)            VALUE
------------------------------------------------------------------------------------------------------------------------------
St. Louis Cnty MO Sch Dist
#R-8 Lindbergh(15)                            Zero Coupon          3/1/2018              AAA     $      3,015    $   1,598,945

St. Louis MO Brd Ed MO Direct
Dep Prog-Ser A                                       5.25%         4/1/2019              AA+            2,975        3,233,884

St. Louis MO Pub Safety(10)                         5.125%        2/15/2018              AAA              270          289,229

University City MO Sch Dist(15)                     10.00%        2/15/2008              AAA            1,175        1,548,204

Wentzville MO Sch Dist No
R 04 Ser A(10)                                       4.50%         3/1/2023              Aaa            2,400        2,384,544
                                                                                                                 -------------
TOTAL                                                                                                               31,125,214
                                                                                                                 -------------

HEALTHCARE 8.87%

Cape Girardeau Cnty MO Ind
Dev Auth Health Care Facs Rev                        5.75%         6/1/2032               A-(c)         1,900        1,940,090

Hannibal MO Ind Dev Auth Hlth
Fac Rev Regl Hosp Ser A(11)                         5.625%         3/1/2012              AAA            2,170        2,384,179

Missouri St Hlth & Ed Fac
Auth BJC Hlth                                        5.25%        5/15/2032               AA            5,000        5,144,250

Missouri St Hlth & Ed Fac Auth Rev(2)                5.25%         6/1/2028              AAA            2,000        2,058,740

Missouri St Hlth & Ed Fac
Auth Rites PA-1049 RIBs(2)                         16.885%         6/1/2010              AAA              855        1,063,603

North Kansas City MO Hosp Rev
North Kans City Hosp- Ser A(11)                     5.125%       11/15/2033              AAA            1,000        1,016,930
                                                                                                                 -------------
TOTAL                                                                                                               13,607,792
                                                                                                                 -------------

HOUSING 5.63%

MO St Dev Fin Brd Multi Fam
Rev Quality Hill Pj Ser A(16)                        5.60%        9/15/2028               AA            2,115        2,160,303

MO St Dev Fin Brd Solid Waste
Disp Rev P & G Paper Pj AMT                          5.20%        3/15/2029              AA-            1,000        1,056,870

MO St Hsg Dev Cmnty Mtg Rev
Sing Fam Mtg AMT(12)(8)                              6.22%         3/1/2026              AAA            2,735        2,825,611

MO St Hsg Dev Cmnty Mtg Rev
Sing Fam Mtg Rev AMT(13)                            5.375%         9/1/2022              AAA            1,915        1,980,340

MO St Hsg Dev Cmnty Mtg Rev
Sing Fam Mtg Ser A AMT(12)                           6.75%         6/1/2024              AAA              105          105,724

MO St Hsg Dev Cmnty Mtg Rev
Sing Fam Ser E-1 AMT(13)                      Zero Coupon          3/1/2029              AAA            2,110          507,117
                                                                                                                 -------------
TOTAL                                                                                                                8,635,965
                                                                                                                 -------------

LEASE 5.52%
Gladstone MO Ctfs Partn Ser A(2)                     5.35%        6/15/2016              Aaa            1,095        1,204,018


                        SEE NOTES TO FINANCIAL STATEMENTS.

MISSOURI TAX-FREE FUND SEPTEMBER 30, 2003

                                                                                     RATING:        PRINCIPAL
                                                 INTEREST          MATURITY           S&P OR           AMOUNT
INVESTMENTS                                          RATE              DATE       MOODY'S(a)            (000)            VALUE
------------------------------------------------------------------------------------------------------------------------------
Grandview MO Ctfs Partn(10)                          5.00%         1/1/2027              Aaa     $      2,500    $   2,546,150

MO Dev Fin Brd Cultural Facs
Nelson Gallery Fndtn Ser A(15)                       5.00%        12/1/2030              AAA            4,650        4,730,724
                                                                                                                 -------------
TOTAL                                                                                                                8,480,892
                                                                                                                 -------------

MISCELLANEOUS 16.31%

BI State Dev Agy MO Met Dist
Metrolink Cross Cnty Proj-B(11)                      5.00%        10/1/2032              AAA            5,000        5,070,700

Kansas City MO Muni Assistance
Corp Rev Leasehold-Ser 2001A(2)                      5.00%         3/1/2019              AAA            1,500        1,591,635

Kansas City MO Muni
Assistance Corp Rev Ser A                           5.125%         3/1/2019               A2            1,100        1,172,391

Kansas City MO Muni
Assistance Leasehold Bartle(15)                      5.00%        4/15/2020              AAA            1,500        1,553,745

Missouri St Brd Pub Bldgs Spl Ser A                  5.00%       10/15/2027              AA+            3,000        3,056,850

MO Dev Fin Brd Cultural Facs
Nelson Gallery(15)                                   5.25%        12/1/2013              AAA            2,305        2,583,882

MO St Ctfs Partn Bonne Terre
Prison Pj Ser A(2)                                   5.15%         6/1/2018              AAA            1,015        1,086,293

MO St Dev Fin Brd Infra Fac
Rev Hartman Hrtge Ctr Ser A(2)                      5.875%         4/1/2020              Aaa            1,000        1,120,960

Puerto Rico Pub Bldg Auth Rev
Gtd Govt Fac Ser D                                   5.25%         7/1/2036               A-            1,250        1,274,475

Puerto Rico Pub Bldg Auth Rev
Ref-Govt Facs-Ser C                                  5.75%         7/1/2018               A-            1,000        1,148,760

St Louis MO Mun Fin Corp
Lease Carnahan Courthouse-Ser A(10)                 5.125%        2/15/2027              Aaa            1,500        1,538,370

St Louis MO Mun Fin Corp
Lease Impt City Justice Ctr Ser A(2)                 6.00%        2/15/2020              Aaa              760          873,187

St. Louis MO Ind Dev Auth Rev
Convention Ctr Hotel(2)                       Zero Coupon         7/15/2020              AAA            2,000          914,100

St. Louis MO Ind Dev Auth Rev
Kiel Ctr Multi Purp Arena AMT                       7.875%        12/1/2024              BB+(b)         2,000        2,055,680
                                                                                                                 -------------
TOTAL                                                                                                               25,041,028
                                                                                                                 -------------

POWER 1.33%

Puerto Rico Elec Pwr Auth Pwr
Rev Ser NN(15)                                       5.00%         7/1/2032              AAA              500          512,765

Puerto Rico Elec Pwr Auth Pwr
Rev Ser NN                                          5.125%         7/1/2029               A-            1,500        1,525,785
                                                                                                                 -------------
TOTAL                                                                                                                2,038,550
                                                                                                                 -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

MISSOURI TAX-FREE FUND SEPTEMBER 30, 2003

                                                                                     RATING:        PRINCIPAL
                                                 INTEREST          MATURITY           S&P OR           AMOUNT
INVESTMENTS                                          RATE              DATE       MOODY'S(a)            (000)            VALUE
------------------------------------------------------------------------------------------------------------------------------
PRE-REFUNDED 17.86%

Clay Cnty MO Pub Bldg Auth
Leasehold Rev(10)                                    7.00%        5/15/2014              AAA     $      1,000    $   1,037,410

Missouri Sch Brds Assoc Lease
Partn NIXA Reorg Sch Dist R-2(16)                    5.40%         3/1/2020               AA              850          916,784

Missouri St Envr Impt & Enrg
Prerefunded St Revolv FD Ser B                       7.20%         7/1/2016              Aaa            1,130        1,205,134

Missouri St Envr Impt & Enrg
Prerefunded St Revolving FD-D                        5.90%         1/1/2019              Aaa            1,860        2,067,557

Missouri St Envr Impt & Enrg
Prerefunded St Revolving FD-E                       5.625%         7/1/2016              Aaa              630          715,743

Missouri St Hlth & Ed Fac
Auth BJC Hlth Sys Ser A ETM                          6.50%        5/15/2020              Aa2            4,900        5,148,381

Missouri St Hlth & Ed Fac
Auth St Louis Univ High Sch                          6.35%        10/1/2014               A2            1,750        1,860,653

Missouri St Hlth & Ed Fac
Auth Washington Univ Ser A                           6.00%         3/1/2030              Aaa              850        1,012,945

Municipal Secs Trust Ctfs Ser
7005 Cl B RIBs ETM+                                 9.757%        10/1/2040              Aaa            3,050        3,602,904

Puerto Rico Comwlth Ser A ETM                        5.50%        10/1/2040              AAA            2,700        2,944,728

St Louis MO Mun Fin Corp
Lease Rev City Justice Ctr Ser A(2)                  6.00%        2/15/2019              AAA            3,500        3,951,745

St. Louis MO Pkg Fac Rev ETM(15)                    5.375%       12/15/2021              AAA               10           10,866

St. Louis MO Sch Dist(10)                            6.00%         4/1/2012              AAA              645          647,012

University MO Univ Rev Sys Facs                      5.80%        11/1/2027              AA+            1,975        2,296,649
                                                                                                                 -------------
TOTAL                                                                                                               27,418,511
                                                                                                                 -------------
RESOURCE RECOVERY 2.15%
Missouri St Envr Impt & Enrg
Unrefunded Bal St Revolving A                        6.55%         7/1/2014              Aaa              560          567,084

Missouri St Envr Impt & Enrg
Unrefunded Bal St Revolving B                        7.20%         7/1/2016              Aaa            1,120        1,188,936

Missouri St Envr Impt & Enrg
Unrefunded Bal St Revolving D                       5.625%         7/1/2016              Aaa              220          243,769

Missouri St Envr Impt & Enrg
Unrefunded Bal St Revolving E                        5.90%         1/1/2019              Aaa              240          262,397

St. Louis MO Ind Dev Auth
Anheuser-Busch Pj AMT                               5.875%        11/1/2026               A+            1,005        1,032,185
                                                                                                                 -------------
TOTAL                                                                                                                3,294,371
                                                                                                                 -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

MISSOURI TAX-FREE FUND SEPTEMBER 30, 2003

                                                                                     RATING:        PRINCIPAL
                                                 INTEREST          MATURITY           S&P OR           AMOUNT
INVESTMENTS                                          RATE              DATE       MOODY'S(a)            (000)            VALUE
------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION 10.55%

Columbia MO Spl Oblig Cap Impt                       5.50%         2/1/2016              AA-     $        330    $     355,585

Missouri St Hwy & Trans Comm Ser A                   5.00%         2/1/2021               AA            1,680        1,755,499

Missouri St Hwy & Trans Comm
St Rd Rev Ser A                                      5.00%         2/1/2022               AA            1,970        2,045,983

Missouri St Hwy & Trans Comm
St Rd Rev Ser A                                      5.25%         2/1/2020               AA            1,830        1,957,148

Puerto Rico Comwlth Hwy & Ser E(11)                  5.50%         7/1/2013              AAA              750          874,927

Puerto Rico Comwlth Hwy &
Transn Auth Rev Rites RIBs                          9.853%         1/1/2010               NR            2,500        2,902,300

St. Louis MO Arpt Rev Airport
Dev Prog Ser A(15)                                   5.25%         7/1/2031              AAA            2,000        2,060,100

St. Louis MO Arpt Rev Airport Ser A(15)             5.125%         7/1/2022              AAA            2,000        2,083,500

St. Louis MO Arpt Rev Cap
Impt Prog-Ser A(15)                                  5.00%         7/1/2032              AAA            1,500        1,521,105

St. Louis MO Arpt Rev Lambert
Intl Ser B AMT(10)                                   5.25%         7/1/2027              AAA              625          633,913
                                                                                                                 -------------
TOTAL                                                                                                               16,190,060
                                                                                                                 -------------

WATER/SEWER 2.00%

St. Charles Cnty MO Pub Wtr
Supply Dist #2 Ctfs Partn(15)                       5.125%        12/1/2027              Aaa            3,000        3,075,180
                                                                                                                 -------------
TOTAL MUNICIPAL BONDS (Cost $142,763,494)                                                                        $ 150,656,131
==============================================================================================================================

SCHEDULE OF INVESTMENTS
NEW JERSEY TAX-FREE FUND SEPTEMBER 30, 2003

MUNICIPAL BONDS 99.52%

EDUCATION 15.91%

Higher Ed Student Assist Auth
NJ Student Loan Rev Ser A AMT(15)                    6.15%         6/1/2019              AAA              960        1,028,160

New Jersey St Ed Fac Auth Rev
Higher Ed Cap Impt-Ser A(2)                          5.25%         9/1/2019              AAA            2,000        2,165,520

New Jersey St Ed Fac Auth Rev
Princeton Ser B                                     5.125%         7/1/2019              AAA              355          376,602

New Jersey St Ed Fac Auth Rev
Princeton Ser H                                      5.25%         7/1/2017              AAA              700          765,072

New Jersey St Ed Fac Auth Rev
Princeton Ser H                                      5.25%         7/1/2022              AAA            2,560        2,705,510


                        SEE NOTES TO FINANCIAL STATEMENTS.

NEW JERSEY TAX-FREE FUND SEPTEMBER 30, 2003

                                                                                     RATING:        PRINCIPAL
                                                 INTEREST          MATURITY           S&P OR           AMOUNT
INVESTMENTS                                          RATE              DATE       MOODY'S(a)            (000)            VALUE
------------------------------------------------------------------------------------------------------------------------------
New Jersey St Ed Fac Auth Rev
Princeton Ser H                                      5.25%         7/1/2026              AAA     $      2,350    $   2,436,151

New Jersey St Ed Fac Auth Rev
Princeton Ser H                                     5.375%         7/1/2024              AAA            2,550        2,701,190

New Jersey St Ed Fac Auth Rev
Ser H-Ramapo Clg Of NJ(10)                           5.00%         7/1/2019              AAA            1,875        1,986,525

New Jersey St Ed Fac Auth Rev
Wm Paterson Ser E(18)                                5.00%         7/1/2027              AAA            2,500        2,547,700

New Jersey St Edl Facs Auth
Kean Univ Ser D(10)                                  5.00%         7/1/2033              AAA            2,500        2,540,325

New Jersey St Edl Facs Auth
Princeton Theological Seminary                       5.00%         7/1/2026              AAA            2,500        2,565,800

Rutgers St Univ NJ Ser A                             5.20%         5/1/2027               AA              750          764,497

Rutgers St Univ NJ Ser B(10)                         4.75%         5/1/2034              AAA            1,395        1,375,024

University Medicine & Dentist
NJ CTFS Partn(2)                                     5.00%        4/15/2025              AAA              500          511,410
                                                                                                                 -------------
TOTAL                                                                                                               24,469,486
                                                                                                                 -------------

GENERAL OBLIGATION 16.63%

Chatham Dist NJ Brd Ed(15)                           5.00%        1/15/2019              Aaa            1,020        1,073,295

Chatham Dist NJ Brd Ed(15)                          5.125%        1/15/2024              Aaa              595          612,618

Chatham Dist NJ Brd Ed(15)                           5.25%        1/15/2026              Aaa            1,500        1,554,960

Millburn Township NJ Sch Dist                        5.35%        7/15/2018              Aa1            1,050        1,219,764

Millburn Township NJ Sch Dist                        5.35%        7/15/2019              Aa1              250          289,200

Montville Township NJ Fire
Dist No 23                                           5.25%        7/15/2016               A2              410          460,438

Morristown NJ(11)                                    6.50%         8/1/2019              AAA            3,440        3,805,844

New Jersey St Var Purp
Ref-Ser J(15)(14)                                    5.00%        7/15/2009              AAA            3,500        3,958,255

Ocean Cnty NJ Gen Impt                              5.125%         9/1/2020              Aa1            1,800        1,920,240

Paterson NJ(11)                                      9.30%        2/15/2004              AAA            4,200        4,326,210

Pohatcong Township NJ Sch Dist(11)                   5.25%        7/15/2026              AAA            1,335        1,450,664

Puerto Rico Comwlth Pub Impt(11)(6)                  4.50%         7/1/2023              AAA            1,000        1,001,670

Puerto Rico Comwlth Pub Impt Ser A                  5.125%         7/1/2031               A-            1,840        1,865,098

Washington Township NJ Brd Ed(10)                    5.00%         1/1/2027              Aaa            2,000        2,039,100
                                                                                                                 -------------
TOTAL                                                                                                               25,577,356
                                                                                                                 -------------

HEALTHCARE 7.35%

NJ Econ Dev Auth Rev Masonic
Charity Fndtn Pj                                     6.00%         6/1/2025               A+            1,000        1,090,000

                        SEE NOTES TO FINANCIAL STATEMENTS.

NEW JERSEY TAX-FREE FUND SEPTEMBER 30, 2003

                                                                                     RATING:        PRINCIPAL
                                                 INTEREST          MATURITY           S&P OR           AMOUNT
INVESTMENTS                                          RATE              DATE       MOODY'S(a)            (000)            VALUE
------------------------------------------------------------------------------------------------------------------------------
NJ Hlthcare Fac Fin Auth Rev
Bayonne Hosp(11)                                     6.25%         7/1/2012              AAA     $      1,370    $   1,444,309

NJ Hlthcare Fac Fin Auth Rev
Mtg Englewood Hosp(15)(8)                            5.25%         8/1/2013              AAA            1,445        1,623,877

NJ Hlthcare Fac Fin Auth Rev
Robert Wood Johnson Univ Hosp                        5.75%         7/1/2031               A+            3,500        3,703,805

NJ Hlthcare Fac Fin Auth Rev
Spectrum For Living Ser B(8)                         6.50%         2/1/2022              AAA              795          810,065

Puerto Rico Ind Tourist Ed
Med & Envr Ctrl Fac Hosp Ser A                      6.125%       11/15/2030               AA            1,000        1,097,560

Puerto Rico Ind Tourist Ed
Med Envr Ctrl Fac Hosp Ser A                        6.125%       11/15/2025               AA              415          456,815

Puerto Rico Ind Tourist Ed
Med Mutuo Oblig Grp Ser A(15)                        6.25%         7/1/2024              AAA            1,000        1,076,910
                                                                                                                 -------------

TOTAL                                                                                                               11,303,341
                                                                                                                 -------------
HOUSING 0.11%

Virgin Islands Hsg Fin Auth
Sing Fam Rev Ser A AMT(12)                           6.50%         3/1/2025              AAA              165          170,714
                                                                                                                 -------------

INDUSTRIAL 5.03%

New Jersey Economic Dev Auth
Amer Wtr Co Inc Ser B AMT(10)                       5.375%         5/1/2032              AAA            5,000        5,171,700

New Jersey Economic Dev Auth
Middlesex Wtr Co Pj AMT(15)                          5.35%         2/1/2038              AAA            2,500        2,564,500
                                                                                                                 -------------
TOTAL                                                                                                                7,736,200
                                                                                                                 -------------

LEASE 1.66%

Monmouth Cnty NJ Impt Auth
Rev Govtl Ln(11)                                     5.00%        12/1/2021              AAA              500          523,540

Union Cnty Impt Auth Rev
Lease Madison Redev(11)                              5.00%         3/1/2034              Aaa            2,000        2,023,880
                                                                                                                 -------------
TOTAL                                                                                                                2,547,420
                                                                                                                 -------------

MISCELLANEOUS 7.01%

Carteret NJ Brd Ed Ctfs Partn(15)                    5.75%        1/15/2030              Aaa               80           88,048

Carteret NJ Brd Ed Ctfs Partn(15)                    6.00%        1/15/2024              Aaa              430          491,503

Casino Reinvestment Dev Ath
NJ Ser A(11)                                         5.25%        10/1/2015              AAA              100          109,594

Hudson Cnty NJ Impt Auth

Hudson Regl Fire/Rescue Ser A(2)                    5.625%         9/1/2019              Aaa              100          111,163


                        SEE NOTES TO FINANCIAL STATEMENTS.

NEW JERSEY TAX-FREE FUND SEPTEMBER 30, 2003

                                                                                     RATING:        PRINCIPAL
                                                 INTEREST          MATURITY           S&P OR           AMOUNT
INVESTMENTS                                          RATE              DATE       MOODY'S(a)            (000)            VALUE
------------------------------------------------------------------------------------------------------------------------------
Middlesex Cnty NJ Impt Auth
Cnty-Gtd Open Space Tr Fd                            5.25%        9/15/2022              AAA     $      1,910    $   2,044,407

Middlesex Cnty NJ Impt Auth
Rev Cnty-Gtd Open Space Tr Fd                        5.25%        9/15/2021              AAA            2,000        2,157,480

Monmouth Cnty NJ Impt Auth
Rev Unrefunded Bal Govtl Ln(15)                      6.40%        12/1/2009              AAA              195          209,572

New Jersey Econ Dev Auth Rev
Mun Rehab(2)                                         5.00%         4/1/2028              AAA            1,600        1,631,504

NJ Envr Infrastructure                               5.25%         9/1/2020              AAA            2,000        2,148,480

North Bergen Twp NJ Brd Ed
CTFS Partn(11)                                      6.125%       12/15/2022              Aaa            1,185        1,383,203

Rahway NJ Ctfs Partn(15)                            5.625%        2/15/2020              Aaa              365          403,248
                                                                                                                 -------------
TOTAL                                                                                                               10,778,202
                                                                                                                 -------------

POWER 3.32%

Brick Twp NJ Muni Util Auth(10)                      5.00%        12/1/2025              Aaa            2,000        2,044,120

Puerto Rico Elec Pwr Auth Pwr
Rev Ser NN(15)                                       5.00%         7/1/2032              AAA            2,000        2,051,060

Puerto Rico Elec Pwr Auth Pwr
Rev Ser NN                                          5.125%         7/1/2029               A-            1,000        1,017,190
                                                                                                                 -------------
TOTAL                                                                                                                5,112,370
                                                                                                                 -------------

PRE-REFUNDED 16.62%

Essex Cnty NJ Impt Auth Rev
Orange Muni Util & Lease(15)                         6.80%         7/1/2014              AAA            1,710        1,914,670

LaFayette Yard NJ Cmnty Dev(15)                     5.625%         4/1/2021              Aaa              200          235,008

Monmouth Cnty NJ Impt Auth
Rev Prerefuned-Govtl Ln(15)                          6.40%        12/1/2009              AAA              880          952,644

Municipal Secs Trust Ctfs Ser
7005 Cl B RIBs ETM+                                 9.757%        10/1/2040              Aaa            1,000        1,181,280

New Jersey St Hwy Auth Garden
St Pkwy Gen Rev(10)                                  5.75%         1/1/2015              AAA              200          235,257

NJ Bldg Auth St Bldg Rev                            5.375%        6/15/2019              AA-              450          520,127

NJ Bldg Auth St Bldg Ser A(11)                       5.25%       12/15/2019              AAA            1,000        1,146,750

NJ Hlthcare Fac Fin Auth Rev
Bayonne Hosp Oblig(11)                               6.25%         7/1/2012              AAA              230          243,676

NJ St Transn Tr Fd Auth
Transn Sys Ser B                                     6.00%        6/15/2019              AA-            6,500        7,762,365

Pohatcong Township NJ Sch Dist(11)                   5.95%        7/15/2023              AAA              650          745,271

Pohatcong Township NJ Sch Dist(11)                   5.95%        7/15/2026              AAA              250          286,643

Puerto Rico Comwlth Pub Impt RIBs                   10.54%         7/1/2029               A-              750          891,330


                        SEE NOTES TO FINANCIAL STATEMENTS.

NEW JERSEY TAX-FREE FUND SEPTEMBER 30, 2003

                                                                                     RATING:        PRINCIPAL
                                                 INTEREST          MATURITY           S&P OR           AMOUNT
INVESTMENTS                                          RATE              DATE       MOODY'S(a)            (000)            VALUE
------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Elec Pwr Auth
Ser T RIBs(11)                                     11.486%         7/1/2018              AAA     $      7,000    $   7,826,630

South Brunswick Township NJ(10)                     5.625%        12/1/2023              AAA               45           52,898

Summit NJ                                            5.70%         6/1/2020              AAA              325          380,881

Trenton NJ Pkg Auth Pkg Rev(10)                      6.00%         4/1/2017              Aaa            1,000        1,188,820
                                                                                                                 -------------
TOTAL                                                                                                               25,564,250
                                                                                                                 -------------

RESOURCE RECOVERY 0.35%

Cape May Cnty NJ Ind Poll
Ctrl Fin Auth Rev Atlan City Ser B(15)               7.00%        11/1/2029              AAA              500          538,955
                                                                                                                 -------------

SPECIAL TAX 1.97%

New Jersey St Var Purp Tax &
Rev Antic Nts                                        2.00%        6/25/2004             MIG1            3,000        3,022,350
                                                                                                                 -------------

TRANSPORTATION 21.35%

Delaware Riv & Bay Auth Rev(15)                      5.00%         1/1/2033              AAA            1,000        1,018,460

Delaware River Port Auth PA &
NJ Ref Port Dist Pj Ser B(11)                        5.10%         1/1/2021              AAA            1,435        1,514,901

Delaware River Port Auth PA &
NJ Ref Port Dist Pj Ser B(11)                        5.20%         1/1/2025              AAA            1,700        1,770,397

Delaware River Port Auth PA &
NJ Rev(10)                                           5.50%         1/1/2026              AAA            1,000        1,061,930

New Jersey St Tpk Auth Rev Ser A(2)                  5.00%         1/1/2030              AAA            3,500        3,561,915

New Jersey St Tpk Auth Rev Ser A                     5.50%         1/1/2027                A            3,000        3,141,570

New Jersey St Tpk Auth Rev Ser A(15)                 5.50%         1/1/2030              AAA            1,500        1,605,180

Port Auth NY & NJ(11)                                5.00%        4/15/2032              AAA            5,125        5,230,113

Port Auth NY & NJ Cons 109th Ser                    5.375%        1/15/2032              AA-              500          513,030

Port Auth NY & NJ Cons 119th
Ser AMT(10)                                          5.50%        9/15/2019              AAA              150          159,647

Port Auth NY & NJ Cons 125th Ser(11)                 5.00%       10/15/2027              AAA            5,000        5,127,600

Puerto Rico Comwlth Hwy &
Transn Auth Rev PMD Ser B                            6.00%         7/1/2026                A            1,000        1,058,820

Puerto Rico Comwlth Hwy &
Transn Auth Rev Rites RIBs                          9.853%         1/1/2010               NR            2,750        3,192,530

Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser PMD RIBs(11)(6)                 10.68%         7/1/2026              Aaa              500          589,650

Puerto Rico Comwlth Hwy &
Transn Auth Ser B(15)(14)                            6.00%         7/1/2026              AAA            3,015        3,285,295
                                                                                                                 -------------
TOTAL                                                                                                               32,831,038
                                                                                                                 -------------

                        SEE NOTES TO FINANCIAL STATEMENTS.

NEW JERSEY TAX-FREE FUND SEPTEMBER 30, 2003

                                                                                     RATING:        PRINCIPAL
                                                 INTEREST          MATURITY           S&P OR           AMOUNT
INVESTMENTS                                          RATE              DATE       MOODY'S(a)            (000)            VALUE
------------------------------------------------------------------------------------------------------------------------------
WATER/SEWER 2.21%

Middlesex Cnty NJ Impt Auth
Util Sys Rev Cap Apprec Ser B(2)              Zero Coupon          9/1/2023              AAA     $      3,000    $   1,100,610

North Hudson Swr Auth NJ Rev Ser C(15)               5.00%         8/1/2022              Aaa            1,025        1,060,485

Ocean Twp NJ Swr Auth Ref Ser B(10)                  5.25%        12/1/2011              Aaa              170          194,849

Passaic Valley NJ Sew Commrs
Swr SYs-Ser F(10)                                    5.00%        12/1/2020              Aaa            1,000        1,050,350
                                                                                                                 -------------
TOTAL                                                                                                                3,406,294
                                                                                                                 -------------

TOTAL MUNICIPAL BONDS (Cost $143,721,432)                                                                        $ 153,057,976
                                                                                                                 -------------
------------------------------------------------------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
NEW YORK TAX-FREE FUND SEPTEMBER 30, 2003

MUNICIPAL BONDS 99.14%

EDUCATION 9.31%

Geneva NY Indl Dev Agy Civic
Fac Rev Hobart & William Smith(10)                   4.25%         2/1/2017              AAA              370          376,549

Hempstead Town NY Ind Dev Agy
Civic Fac Rev Hofstra Univ Pj(15)                    5.80%         7/1/2015              AAA              750          838,627

New York NY City Ind Dev Agy
NY Institute of Tech(15)                             5.25%         3/1/2023              AAA              100          105,385

New York St Dorm Auth Lease
Rev Court Fac                                 Zero Coupon          8/1/2021              AA+            3,600        1,572,588

New York St Dorm Auth Lease
St Univ                                             5.375%         7/1/2022              AA-            1,000        1,061,860

New York St Dorm Auth Lease
St Univ Dorm Facs Ser A                              6.00%         7/1/2030              AA-            3,500        3,972,290

New York St Dorm Auth Lease
St Univ Dorm Facs Ser A                              6.25%         7/1/2020              AA-            1,250        1,462,263

New York St Dorm Auth Rev
4201 Schools Program                                 6.25%         7/1/2020              AA-            1,685        1,965,620

New York St Dorm Auth Rev
Colgate Univ(15)                                     6.00%         7/1/2016              AAA            1,000        1,219,410

New York St Dorm Auth Rev
New York Univ Ser A(2)                               5.75%         7/1/2015              AAA            2,000        2,377,040

New York St Dorm Auth Rev
Pace Univ(15)                                        6.00%         7/1/2029              AAA            1,610        1,837,557

New York St Dorm Auth Rev
Pratt Institute(16)                                  6.00%         7/1/2024               AA            1,000        1,130,290


                        SEE NOTES TO FINANCIAL STATEMENTS.

NEW YORK TAX-FREE FUND SEPTEMBER 30, 2003

                                                                                     RATING:        PRINCIPAL
                                                 INTEREST          MATURITY           S&P OR           AMOUNT
INVESTMENTS                                          RATE              DATE       MOODY'S(a)            (000)            VALUE
------------------------------------------------------------------------------------------------------------------------------
New York St Dorm Auth Rev
Pratt Institute(16)                                  6.00%         7/1/2028               AA     $      2,000    $   2,259,460

New York St Dorm Auth Rev Sp
Act Sch Dist Pj(15)                                  6.00%         7/1/2016              AAA            1,400        1,536,598

New York St Dorm Auth Rev
Upstate Cmnty Colleges Ser A(11)                     6.00%         7/1/2015              AAA              300          354,603

Rensselaer Cnty NY Ind Dev
Polytech Inst Ser B(2)(17)                           5.50%         8/1/2022              AAA              200          218,560

Schenectady NY Ind Dev Agy
Civic Fac Rev Union College(2)                      5.625%         7/1/2031              Aaa            1,500        1,615,875

St. Lawrence Cnty NY Ind Civic
Fac Rev Clarkson Univ Proj                          5.125%         7/1/2021               A3              250          261,418
                                                                                                                 -------------
TOTAL                                                                                                               24,165,993
                                                                                                                 -------------

GENERAL OBLIGATION 10.96%

Bethlehem NY AMT(15)                                 7.20%         3/1/2022              AAA            1,080        1,175,224

Erie Cnty NY Indl Dev Agy
Schfac Rev City of Buffalo Pj(11)                    5.75%         5/1/2023              AAA            1,250        1,387,350

New York NY                                         5.625%        3/15/2020                A            1,000        1,068,180

New York NY Ref - Ser B                              5.75%         8/1/2016                A            1,000        1,103,970

New York NY Ser A(10)(17)                            6.00%        5/15/2030              AAA            5,000        5,528,500

New York NY Ser C(11)                                5.75%        3/15/2027              AAA            5,000        5,520,200

New York St Urban Dev Corp
Rev Personal Income Tax Ser C                        5.00%        3/15/2033               AA              185          186,241

New York NY City Transitional Fin
Auth Future Tax Secd-Ser D(15)                       5.00%         2/1/2022              AAA            5,000        5,176,850

Puerto Rico Comwlth Pub Impt                         5.25%         7/1/2018               A-            2,000        2,189,680

Puerto Rico Comwlth Pub Impt Ser A                   5.00%         7/1/2027               A-            1,500        1,512,570

Puerto Rico Comwlth Pub Impt Ser A(10)               5.00%         7/1/2032              AAA            1,250        1,278,350

Puerto Rico Comwlth Pub Impt Ser A                  5.375%         7/1/2028               A-            1,645        1,706,523

Puerto Rico Comwlth Pub Impt
Unrefunded-Pub Impt(15)(14)                          5.00%         7/1/2028              AAA              605          618,153
                                                                                                                 -------------
TOTAL                                                                                                               28,451,791
                                                                                                                 -------------


                        SEE NOTES TO FINANCIAL STATEMENTS.

NEW YORK TAX-FREE FUND SEPTEMBER 30, 2003

                                                                                     RATING:        PRINCIPAL
                                                 INTEREST          MATURITY           S&P OR           AMOUNT
INVESTMENTS                                          RATE              DATE       MOODY'S(a)            (000)            VALUE
------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE 8.13%

Cortland Cnty NY Ind Dev Agy
Cortland Mem Hosp Pj(16)                            5.625%         7/1/2024               AA     $      1,750    $   1,856,977

New York NY City Hlth & Hosp
Corp Rev Health Sys-Ser A(2)                         5.25%        2/15/2022              AAA            3,000        3,163,230

New York NY City Ind Dev Agy
Rev Harbor House Pj A(12)                           5.875%        5/20/2044              AAA              610          668,133

New York St Dorm Auth Rev
Insd NY St Rehab Assn Ser A(2)                       5.50%         7/1/2016              AAA              935        1,061,449

New York St Dorm Auth Rev
Lenox Hill Hosp Oblig Group                         5.375%         7/1/2020               A3            1,000        1,037,700

New York St Dorm Auth Rev
Mental Hlth Svc Fac(15)(14)                          6.00%        8/15/2012              AAA            1,460        1,731,210

New York St Dorm Auth Rev
Mental Hlth Svc Fac Impt Ser B(15)                   6.00%        2/15/2025              AAA            1,000        1,126,940

New York St Dorm Auth Rev
Mental Hlth Svc Fac Impt Ser B(15)                   6.00%        2/15/2030              AAA            1,000        1,173,730

New York St Dorm Auth Rev
Mental Hlth Svc Fac Ser D(15)(14)                    6.00%        8/15/2021              AAA            1,000        1,114,120

New York St Dorm Auth Rev Mtg
Nursing Home A(8)(15)                                5.40%         2/1/2031              AAA              300          311,556

New York St Dorm Auth Rev Mtg
Nursing Home A(8)(15)                                5.50%         8/1/2030              AAA            1,000        1,071,020

New York St Dorm Auth Rev Mtg
Nursing Home A(8)(15)                                5.50%         8/1/2038              AAA            1,000        1,064,620

New York St Dorm Auth Rev Utd
Cerebral Palsy Aff #1-A(2)                           5.75%         7/1/2018              AAA            1,000        1,148,640

New York St Dorm Auth Revs
Mem Sloan Kettering Ctr Ser 1(15)                    5.00%         7/1/2024              AAA            2,500        2,532,550

New York St Dorm Auth Revs
Mem Sloan Kettering CTR-Ser 1                        5.00%         7/1/2034               AA            2,000        2,021,380
                                                                                                                 -------------
TOTAL                                                                                                               21,083,255
                                                                                                                 -------------

HOUSING 1.96%

New York City Hsg Dev Corp
Multifamily Hsg Rev Ser A AMT                        5.50%        11/1/2034               AA            1,500        1,537,005


                        SEE NOTES TO FINANCIAL STATEMENTS.

NEW YORK TAX-FREE FUND SEPTEMBER 30, 2003

                                                                                     RATING:        PRINCIPAL
                                                 INTEREST          MATURITY           S&P OR           AMOUNT
INVESTMENTS                                          RATE              DATE       MOODY'S(a)            (000)            VALUE
------------------------------------------------------------------------------------------------------------------------------
New York St Dorm Auth Lease
Rev Court Facs                                Zero Coupon          8/1/2022              AA+     $        480    $     195,792

New York St Dorm Auth Lease
Rev Court Facs Ser A                                 5.50%        5/15/2020                A            1,180        1,270,270

New York St Dorm Auth Revs
Insd Jewish Brd Fam & Children(d)(2)                 5.00%         7/1/2023              AAA              500          513,945

New York St Mtg Agy Rev Home
Owner Mtg Ser 70                                     5.40%         4/1/2022              Aa1               70           72,499

Puerto Rico Hsg Fin Auth Home
Mtg Rev AMT-Mtg Bkd Secs-Ser A                      4.875%         6/1/2034              AAA            1,500        1,502,190
                                                                                                                 -------------
TOTAL                                                                                                                5,091,701
                                                                                                                 -------------

INDUSTRIAL 0.43%

New York Ind Dev Agy Pkg
Royal Charter Properties, Inc.(11)                   5.75%       12/15/2029              AAA            1,000        1,109,670
                                                                                                                 -------------

LEASE 2.45%

New York St Urban Dev Corp
Rev St Fac                                           5.70%         4/1/2020              AA-            4,150        4,772,749

Puerto Rico Pub Fin Corp
Comwlth Approp Ser E                                 5.75%         8/1/2030             BBB+            1,500        1,573,785
                                                                                                                 -------------
TOTAL                                                                                                                6,346,534
                                                                                                                 -------------

MISCELLANEOUS 4.22%

New York NY City Transitional
Fin Auth Rev Ser A                                   5.00%       11/15/2026              AA+              730          738,490

New York NY City Tr Cultr Res
Rev Museum of American Art(1)                        6.00%         7/1/2022                A              500          545,960

New York NY City Transitional Fin
Future Tax Secd-Ser E(15)                            5.25%         2/1/2022              AAA            2,000        2,124,080

Puerto Rico Pub Bldg Auth Rev
Govt Fac                                             5.00%         7/1/2026               A-            2,000        2,018,180

Puerto Rico Pub Bldg Auth Rev
Govt Fac Ser D                                       5.25%         7/1/2027               A-            1,000        1,026,000

Puerto Rico Pub Fin Corp
Comwlth Approp Ser E                                 5.50%         8/1/2029             BBB+            2,250        2,372,715

Puerto Rico Pub Fin Corp
Comwlth Approp Ser E                                 5.70%         8/1/2025             BBB+            2,000        2,136,420
                                                                                                                 -------------
TOTAL                                                                                                               10,961,845
                                                                                                                 -------------

                        SEE NOTES TO FINANCIAL STATEMENTS.

NEW YORK TAX-FREE FUND SEPTEMBER 30, 2003

                                                                                     RATING:        PRINCIPAL
                                                 INTEREST          MATURITY           S&P OR           AMOUNT
INVESTMENTS                                          RATE              DATE       MOODY'S(a)            (000)            VALUE
------------------------------------------------------------------------------------------------------------------------------
POWER 7.30%

NY St Enrg Res & Dev Auth Fac
Rev Con Edison Inc Ser A AMT(15)(14)                7.125%        12/1/2029              AAA     $      2,500    $   2,693,875

NY St Enrg Res & Dev Auth Gas
Fac Rev Brklyn Ser B RIBs AMT                      12.504%         7/1/2026               A+            4,000        4,981,160

Puerto Rico Elec Pwr Auth Pwr
Rev Ser NN(15)                                       5.00%         7/1/2032              AAA            1,500        1,538,295

Puerto Rico Elec Pwr Auth Pwr
Rev Ser NN                                          5.125%         7/1/2029               A-            3,000        3,051,570

Puerto Rico Elec Pwr Auth Rev
Ser II                                               5.25%         7/1/2031               A-            3,625        3,719,250

Puerto Rico Elec Pwr Auth Rev Ser X                  5.50%         7/1/2025               A-            2,915        2,965,604
                                                                                                                 -------------
TOTAL                                                                                                               18,949,754
                                                                                                                 -------------

PRE-REFUNDED 27.89%

Albany NY Muni Wtr Fin Auth
Wtr & Swr Sys Rev Ser A(10)                         6.375%        12/1/2017              AAA              650          799,383

Metropolitan Transn Auth NY
Commuter Fac Rev Ser A(10)                           6.00%         7/1/2016              AAA            2,000        2,357,340

Metropolitan Transn Auth NY
Commuter Fac Rev Ser A(10)                           6.00%         7/1/2021              AAA            5,000        5,738,250

Metropolitan Transn Auth NY
Commuter Fac Rev Ser A(10)                           6.10%         7/1/2026              AAA            2,000        2,300,680

Metropolitan Transn Auth NY
Dedicated Tax Fd Ser A(10)                           4.75%         4/1/2028              AAA            2,500        2,757,525

Metropolitan Transn Auth NY
Dedicated Tax Fd Ser A(11)                           5.00%         4/1/2029              AAA            2,000        2,254,300

Metropolitan Transn Auth NY
Dedicated Tax Fd Ser A(10)                           6.00%         4/1/2030              AAA            3,800        4,529,942

Metropolitan Transn Auth NY
Svc Cntrct Trans Fac Ser O ETM                       5.75%         7/1/2008              AAA            1,000        1,167,420

Metropolitan Transn Auth NY
Tran Fac Rev Svc Cntrct Ser R                        5.50%         7/1/2017              AAA            1,000        1,172,230

Municipal Secs Trust Ctfs Ser
7005 Cl B RIBs ETM+                                 9.757%        10/1/2040              Aaa            2,000        2,362,560

New York City Muni Wtr Fin
Wtr & Sew Sys Rev Ser B                              6.00%        6/15/2033               AA            3,360        4,051,858

New York City Transitional
Fin Auth Rev Future Tax 2nd Ser A                    6.00%        8/15/2029              AA+              200          241,158

New York City Transitional
Fin Auth Rev Future Tax 2nd Ser B                    6.00%       11/15/2024              AA+              950        1,143,515

                        SEE NOTES TO FINANCIAL STATEMENTS.

NEW YORK TAX-FREE FUND SEPTEMBER 30, 2003

                                                                                     RATING:        PRINCIPAL
                                                 INTEREST          MATURITY           S&P OR           AMOUNT
INVESTMENTS                                          RATE              DATE       MOODY'S(a)            (000)            VALUE
------------------------------------------------------------------------------------------------------------------------------
New York City Transitional
Fin Auth Rev Future Tax 2nd Ser B                    6.00%       11/15/2029              AA+     $      2,000    $   2,407,400

New York City Transitional
Fin Auth Rev Future Tax                              5.50%         5/1/2025              AA+              555          596,936

New York City Transitional
Fin Prerefunded Future Tax Secd C                    5.50%         5/1/2025              AA+              445          521,010

New York NY City Muni Wtr Fin Ser A                 6.125%        6/15/2020              AAA            1,000        1,096,890

New York St Dorm Auth Lease
Rev St Univ Dorm Facs Ser A                          5.50%        5/15/2026              AA-               75           84,673

New York St Dorm Auth Rev
City Univ 3rd Gen Res Ser 2(15)                     6.875%         7/1/2014              AAA            5,650        6,012,052

New York St Dorm Auth Rev
City Univ Sys Cons 4th Gen A                         5.50%         7/1/2023              AA-            1,215        1,421,635

New York St Dorm Auth Rev Ser B(11)                  5.75%        5/15/2017              AAA              395          469,525

New York St Dorm Auth Rev
Upstate Cmnty Colleges Ser A                         6.20%         7/1/2015              AAA            1,000        1,110,270

New York NY City Transitional Fin
Auth Prerefunded-Future Tax                          6.25%       11/15/2017              AA+            2,000        2,437,460

New York St Enviro Fac Poll Ctrl
Rev St Wtr Ser E                                    6.875%        6/15/2014              AAA            2,795        2,952,890

NY St Environmental Facscorp
St Clean Wtr & Drinking                              6.00%        6/15/2019              AAA               80           95,348

Puerto Rico Comwlth                                 5.375%         7/1/2025               A-            1,640        1,856,431

Puerto Rico Comwlth Aqueduct &
Swr Auth Rev ETM                                    10.25%         7/1/2009              AAA              715          898,319

Puerto Rico Comwlth Hwy &
Prerefunded-Ser B(15)                               5.875%         7/1/2035               NR              265          316,047

Puerto Rico Comwlth Hwy
Transn Auth Hwy Rev Ser Y                            5.50%         7/1/2026                A            1,000        1,127,910

Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser B                                6.50%         7/1/2027                A            2,000        2,468,400

Puerto Rico Comwlth Pub Impt(15)                     5.00%         7/1/2024              AAA            1,000        1,142,750

Puerto Rico Comwlth Pub Impt(15)                     5.75%         7/1/2026              AAA            3,000        3,550,440

Puerto Rico Comwlth Pub Impt
Prerefunded-Pub Impt(15)(14)                         5.00%         7/1/2028              AAA            1,130        1,291,307

Puerto Rico Comwlth Pub Impt RIBs                   10.54%         7/1/2029               A-            1,000        1,188,440

Puerto Rico Elec Pwr Auth Rev Ser X                  6.00%         7/1/2015              Aaa            2,375        2,628,697

Puerto Rico Elec Pwr Auth
Ser T RIBs(11)                                     11.486%         7/1/2018              AAA            3,500        3,913,315

Tompkins Cnty NY Ind Dev Agy
Civic Fac Cornell Univ Lake                         5.625%         7/1/2020              AA+              115          136,177

                        SEE NOTES TO FINANCIAL STATEMENTS.

NEW YORK TAX-FREE FUND SEPTEMBER 30, 2003

                                                                                     RATING:        PRINCIPAL
                                                 INTEREST          MATURITY           S&P OR           AMOUNT
INVESTMENTS                                          RATE              DATE       MOODY'S(a)            (000)            VALUE
------------------------------------------------------------------------------------------------------------------------------
Tompkins Cnty NY Ind Dev Agy
Civic Fac Cornell Univ Lake                          5.75%         7/1/2030              AA+     $      1,500    $   1,787,700
                                                                                                                 -------------
TOTAL                                                                                                               72,388,183
                                                                                                                 -------------

RESOURCE RECOVERY 5.91%

NY St Enrg Res & Dev Auth
Poll Ctrl Rev Niagara Mohawk Ser A(10)               7.20%         7/1/2029              AAA           11,750       12,473,212

NY St Enviro Fac Poll Ctrl
Rev St Wtr Revolving Fd Ser A                        7.50%        6/15/2012              AAA              780          783,744

NY St Enviro Fac Poll Ctrl
Rev St Wtr Ser E                                    6.875%        6/15/2014              AAA            1,985        2,092,905
                                                                                                                 -------------
TOTAL                                                                                                               15,349,861
                                                                                                                 -------------

SPECIAL TAX 0.74%

New York NY City Transitional
Fin Unrefunded-Future Tax Secd-C                     5.00%         5/1/2029              AA+            1,905        1,920,469
                                                                                                                 -------------

TRANSPORTATION 17.44%

Metropolitan Trans Auth NY
Rev Ref-Transn-Ser E                                 5.25%       11/15/2031                A            2,730        2,797,404

Metropolitan Transn Auth NY Ser B                    5.25%         1/1/2031              AA-            1,700        1,740,562

New York NY City Transn Auth RIBs(2)                10.43%         1/1/2030              Aaa            5,000        6,069,400

Niagara NY Frontier Auth Arpt
Buffalo Niagara Int Arpt Ser B(15)                   5.50%         4/1/2019              AAA              690          754,004

Port Auth NY & NJ Cons 106th
Ser AMT                                              6.00%         7/1/2015              AA-              350          382,225

Port Auth NY & NJ Cons 127th
Ser AMT(2)                                          5.125%        6/15/2037              AAA            1,280        1,288,819

Port Auth NY & NJ Cons 132nd Ser                     5.00%         9/1/2029              AA-            4,310        4,359,996

Port Auth NY & NJ Cons 93rd Ser                     6.125%         6/1/2094              AA-            7,500        8,695,500

Port Auth NY & NJ Sp Oblig
Rev 5th Instllmnt Spl Pj Ser 4 AMT                   6.75%        10/1/2019               NR            2,970        3,075,227

Puerto Rico Comwlth Hwy &
Transn Auth Rev PMD Ser B                            6.00%         7/1/2026                A            6,000        6,352,920

Puerto Rico Comwlth Hwy &
Transn Auth Rev Rites RIBs                          9.853%         1/1/2010               NR            2,000        2,321,840
Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser D                                5.75%         7/1/2041                A            2,000        2,160,920

Puerto Rico Comwlth Hwy &
Transn Auth Sub P R St Infras                        5.00%         7/1/2028               A-            1,000        1,006,180

Puerto Rico Comwlth Hwy &
Unrefunded Balance-Ser B(15)                        5.875%         7/1/2035               NR              485          546,260

                        SEE NOTES TO FINANCIAL STATEMENTS.

NEW YORK TAX-FREE FUND SEPTEMBER 30, 2003

                                                                                     RATING:        PRINCIPAL
                                                 INTEREST          MATURITY           S&P OR           AMOUNT
INVESTMENTS                                          RATE              DATE       MOODY'S(a)            (000)            VALUE
------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Comwlth Hwy
Transn Auth Hwy Rev Ser Y                            5.50%         7/1/2036                A     $      3,500    $   3,707,270
                                                                                                                 -------------
TOTAL                                                                                                               45,258,527
                                                                                                                 -------------

WATER/SEWER 2.40%

Buffalo NY Muni Wtr Fin Auth
Wtr Sys Rev(10)                                      5.75%         7/1/2021              AAA              500          547,665

Buffalo NY Muni Wtr Fin Auth
Wtr Sys Rev(11)                                      6.00%         7/1/2029              AAA              500          569,445

New York NY City Muni Wtr Fin Ser E                  5.00%        6/15/2034               AA            1,000        1,007,570

New York NY City Muni Wtr Fin
Unrefunded Balance Ser B                             6.00%        6/15/2033               AA            1,470        1,718,548

NY St Environmental Facscorp
St Clean Wtr & Drinking                              6.00%        6/15/2019              AAA            1,420        1,652,908

Upper Mohawk NY Regl Wtr Fin
Auth NY Wtr Sys Rev(2)                               5.75%         4/1/2020              Aaa              650          733,434
                                                                                                                 -------------
TOTAL                                                                                                                6,229,570
                                                                                                                 -------------
TOTAL MUNICIPAL BONDS (Cost $239,634,808)                                                                          257,307,153
                                                                                                                 =============

                                                                                                       SHARES
                                                                                                        (000)
                                                                                                 ------------
SHORT-TERM INVESTMENT 0.17%

MONEY MARKET MUTUAL FUND 0.17%

Dreyfus New York Muni Cash Management (Cost $431,392)                                                     431          431,392
                                                                                                                 -------------
TOTAL INVESTMENTS 99.31% (Cost $240,066,200)                                                                     $ 257,738,545
------------------------------------------------------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TEXAS TAX-FREE FUND SEPTEMBER 30, 2003

                                                                                                    PRINCIPAL
                                                                                                       AMOUNT
                                                                                                        (000)
                                                                                                 ------------
MUNICIPAL BONDS 98.70%

EDUCATION 12.61%

Houston TX Higher Ed Fin Corp
Rice Univ                                           5.375%       11/15/2029              AAA     $      1,000        1,035,480

Rockwall TX Indpt Sch Dist
Sch Bldg PSF                                         5.25%        2/15/2029              AAA            3,000        3,112,170

                        SEE NOTES TO FINANCIAL STATEMENTS.

TEXAS TAX-FREE FUND SEPTEMBER 30, 2003

                                                                                     RATING:        PRINCIPAL
                                                 INTEREST          MATURITY           S&P OR           AMOUNT
INVESTMENTS                                          RATE              DATE       MOODY'S(a)            (000)            VALUE
------------------------------------------------------------------------------------------------------------------------------
Southwest Higher Ed Auth Inc
Southern Methodist Univ(2)                          5.125%        10/1/2032              AAA     $        750    $     755,783
University TX Univ Rev Fin
Sys Ser A                                           5.375%        8/15/2017              AAA            3,030        3,325,455
University TX Univ Rev Fin
Sys Ser B                                            5.00%        8/15/2033              AAA            1,750        1,759,380
                                                                                                                 -------------
TOTAL                                                                                                                9,988,268
                                                                                                                 -------------

GENERAL OBLIGATION 31.64%

Azle TX Indpt Sch Dist Ser A PSF                     6.00%        2/15/2022              Aaa              250          250,572

Blanco TX Ctfs Oblig(18)                             5.50%        8/15/2027              AAA              665          701,695

Dallas Cnty TX Ref & Impt Ser A                      5.00%        8/15/2020              AAA              450          468,680

Dallas TX Indpt Sch Dist Ref PSF                     5.00%        2/15/2021              AAA              300          312,471

Gregory Portland TX Indpt Sch
Dist PSF                                             5.50%        8/15/2020              AAA            1,075        1,180,404

Harris Cnty TX Ctfs Oblig                            5.00%        8/15/2019              AA+              100          104,557

Katy TX Indpt Sch Dist Ltd Tax PSF                  6.125%        2/15/2032              AAA            1,000        1,126,330

Laredo TX Indpt Sch Dist PSF                         5.25%         8/1/2024              AAA            1,000        1,033,860

Mansfield TX Indpt Sch Dist PSF                      5.25%        2/15/2023              AAA            1,000        1,043,340

Pearland TX Indpt Sch Dist Bd
Ser A PSF                                           5.875%        2/15/2019              AAA            1,000        1,134,940

Pearland TX Indpt Sch Dist PSF                      5.125%        2/15/2022              AAA            1,500        1,550,670

Pflugerville TX Indpt Sch Dist PSF                   5.00%        8/15/2026              AAA            1,000        1,014,880

Puerto Rico Comwlth Pub Impt Ser A                  5.125%         7/1/2031               A-            1,000        1,013,640

San Antonio TX Indpt Sch Dist PSF                    5.50%        8/15/2024              AAA            1,000        1,071,220

Socorro TX Indpt Sch Dist Ref PSF                    6.00%        2/15/2015              AAA              920        1,031,228

Texas St Ser B RIBs                                 10.95%        9/30/2011              Aa1            5,500        7,647,750

Texas St Wtr Dev Brd                                 7.15%         8/1/2035              Aa1            1,600        1,671,600

United Indpt Sch Dist TX PSF                        5.125%        8/15/2026              AAA            1,000        1,029,010

Webster TX Ctfs Oblig Ser A(11)                      6.00%         3/1/2017              AAA            1,440        1,663,862
                                                                                                                 -------------
TOTAL                                                                                                               25,050,709
                                                                                                                 -------------
HEALTHCARE 4.92%

Harris Cnty TX Hlth Fac Dev
St. Lukes Episcopal Hosp Ser A                      5.375%        2/15/2026              AA-            1,000        1,018,870

Harris Cnty TX Hlth Fac Mem
Hermann Hlthcare Ser A                              6.375%         6/1/2029                A            1,750        1,874,145

Puerto Rico Ind Tourist Ed
Med Envr Ctrl Fac Hosp Ser A                        6.125%       11/15/2025               AA              910        1,001,692
                                                                                                                 -------------
TOTAL                                                                                                                3,894,707
                                                                                                                 -------------

                        SEE NOTES TO FINANCIAL STATEMENTS.

TEXAS TAX-FREE FUND SEPTEMBER 30, 2003

                                                                                     RATING:        PRINCIPAL
                                                 INTEREST          MATURITY           S&P OR           AMOUNT
INVESTMENTS                                          RATE              DATE       MOODY'S(a)            (000)            VALUE
------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL 13.78%

Cass Cnty TX Ind Dev Corp
Envr Impt Rev Ser A AMT                              6.00%         9/1/2025              BBB     $      1,000    $   1,024,180

Orange Cnty TX Nav & Port
Dist Ind Dev Rev North Star Steel                   6.375%         2/1/2017               A+            2,400        2,619,192

Texas City TX Ind Dev Corp
Marine Term Rev Arco Pipe Line                      7.375%        10/1/2020              AA+            5,500        7,270,560
                                                                                                                 -------------
TOTAL                                                                                                               10,913,932
                                                                                                                 -------------

LEASE 1.34%

Harris Cnty Houston TX Sports
Auth Rev Sr Lien Ser G(15)                           5.25%       11/15/2021              AAA            1,000        1,061,650

POWER 4.38%

Fort Bend Cnty TX Muni Util
Dist #25(15)                                         6.00%        10/1/2028              AAA            2,170        2,454,378

Puerto Rico Elec Pwr Auth Pwr
Rev Ser NN                                          5.125%         7/1/2029               A-            1,000        1,017,190
                                                                                                                 -------------
TOTAL                                                                                                                3,471,568
                                                                                                                 -------------

PRE-REFUNDED 9.73%

Austin TX Indpt Sch Dist
Prerefunded PSF                                      5.75%         8/1/2015              AAA              500          561,865

Burleson Tex Indpt Sch Dist
Prerefunded PSF                                      6.75%         8/1/2024              AAA            2,000        2,302,820

Municipal Secs Trust Ctfs Ser
7005 Cl B RIBs ETM+                                 9.757%        10/1/2040              Aaa              500          590,640

Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser B                                6.00%         7/1/2031                A            1,980        2,383,266

Puerto Rico Comwlth Pub Impt RIBs(15)               10.18%         7/1/2026              Aaa              500          683,480

San Antonio TX Indpt Sch Dist PSF                    5.75%        8/15/2015              AAA            1,000        1,180,470
                                                                                                                 -------------
TOTAL                                                                                                                7,702,541
                                                                                                                 -------------

RESOURCE RECOVERY 4.79%

Gulf Coast Waste Disp Auth TX
Sew & Solid Waste Disp Rev AMT                       5.90%         4/1/2036               A+            1,500        1,581,885

Harris Cnty TX Ind Dev Corp
Marine Term & Wtr Poll Ctrl                         6.625%         2/1/2024              BBB+           1,100        1,146,244

Red River Auth TX Pollutn Ctl AMT                    6.70%        11/1/2030              BBB            1,000        1,065,370
                                                                                                                 -------------
TOTAL                                                                                                                3,793,499
                                                                                                                 -------------

                        SEE NOTES TO FINANCIAL STATEMENTS.

TEXAS TAX-FREE FUND SEPTEMBER 30, 2003

                                                                                     RATING:        PRINCIPAL
                                                 INTEREST          MATURITY           S&P OR           AMOUNT
INVESTMENTS                                          RATE              DATE       MOODY'S(a)            (000)            VALUE
------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION 7.55%

Austin TX Arpt Sys Rev Prior
Lien Ser A AMT(15)                                  6.125%       11/15/2025              AAA     $      2,500    $   2,726,525

Houston TX Arpt Sys Rev Sub
Lien Ser B(11)                                       5.50%         7/1/2030              AAA            1,000        1,037,510

Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser C                                6.00%        7/1/2029A                             1,000        1,096,810

Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser PMD RIBs(11)(6)                 10.68%         7/1/2026              Aaa              950        1,120,335
                                                                                                                 -------------
TOTAL                                                                                                                5,981,180
                                                                                                                 -------------

WATER/SEWER 7.96%

Dallas TX Wtr Wks & Swr Sys Rev Ref                  5.00%        10/1/2012              AA+              750          824,393
El Paso TX Wtr & Swr Rev Ref &
Impt Ser A(11)                                       5.25%         3/1/2027              AAA            1,000        1,034,290
San Antonio TX Wtr Rev Ref Sys(11)                   5.00%        5/15/2028              AAA            1,000        1,008,310
Upper Trinity Regl Wtr Dist
TX Wtr Rev Sys Ser 4(10)                             6.00%         8/1/2026              AAA            3,025        3,433,405
                                                                                                                 -------------
TOTAL                                                                                                                6,300,398
                                                                                                                 -------------
TOTAL MUNICIPAL BONDS (Cost $70,295,761)                                                                            78,158,452
                                                                                                                 =============


                                                                                                       SHARES
                                                                                                        (000)
                                                                                                 ------------
SHORT-TERM INVESTMENT 0.11%

MONEY MARKET MUTUAL FUND 0.11%

Dreyfus Municipal Cash Management Plus (Cost $82,570)                                                      83           82,570
                                                                                                                 -------------
TOTAL INVESTMENTS 98.81% (Cost $70,378,331)                                                                      $  78,241,022
------------------------------------------------------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
WASHINGTON TAX-FREE FUND SEPTEMBER 30, 2003

                                                                                                    PRINCIPAL
                                                                                                       AMOUNT
                                                                                                        (000)
                                                                                                 ------------
MUNICIPAL BONDS 95.30%

EDUCATION 7.81%

Univ WA Ed Resh Rev Roosevelt Pj(15)(14)            5.375%         6/1/2029              AAA     $      1,100        1,139,776

Univ WA Rev Student Fac Fee(11)                      5.50%         6/1/2019              AAA              810          890,101

                        SEE NOTES TO FINANCIAL STATEMENTS.

WASHINGTON TAX-FREE FUND SEPTEMBER 30, 2003

                                                                                     RATING:        PRINCIPAL
                                                 INTEREST          MATURITY           S&P OR           AMOUNT
INVESTMENTS                                          RATE              DATE       MOODY'S(a)            (000)            VALUE
------------------------------------------------------------------------------------------------------------------------------
Washington St Higher Ed Fac
Auth Rev Gonzaga Univ Pj(15)                         4.75%         4/1/2022              AAA     $      1,000    $   1,007,240

Western WA Univ Rev Student Rec Fee(15)              5.00%         5/1/2033              AAA              900          905,580
                                                                                                                 -------------
TOTAL                                                                                                                3,942,697
                                                                                                                 -------------

GENERAL OBLIGATION 20.13%

Bremerton WA(2)                                      5.25%        12/1/2027              Aaa            1,440        1,487,477

King Cnty WA Sch Dist #405 Bellevue(10)              5.00%        12/1/2020              AAA            2,000        2,100,340

King Cnty WA Sch Dist #414
Lake Washington(11)(6)                               5.50%        12/1/2019              AAA            1,000        1,106,970

King Cnty WA Ser B                                   4.50%         1/1/2024              AA+              320          314,550

King Cnty WA Ser B(15)                               5.00%         1/1/2030              AAA            1,000        1,005,780

Port Seattle WA Ser B AMT                            5.75%        12/1/2025              AA+              750          807,277

Port Tacoma WA(2)                                    5.00%        12/1/2033              AAA              400          402,828

Puerto Rico Comwlth Pub Impt
Ref Pub Impt(11)                                     5.00%         7/1/2024              AAA            1,000        1,029,030

Puerto Rico Pub Fin Corp
Comwlth App Ser A(2)                                5.125%         6/1/2024              AAA              750          813,645

Thurston & Pierce Cntys WA
Cmnty Schs Yelm(11)                                  5.25%        12/1/2017              Aaa            1,000        1,097,620
                                                                                                                 -------------
TOTAL                                                                                                               10,165,517
                                                                                                                 -------------

HEALTHCARE 2.17%

Puerto Rico Ind Tourist Ed
Med & Envr Ctrl Fac Hosp Ser A                      6.125%       11/15/2030               AA            1,000        1,097,560
                                                                                                                 -------------

HOUSING 2.35%

Skagit Cnty WA Hsg Auth Low
Income Hsg Assist Rev Mtg Ln(12)                     7.00%        6/20/2035              AAA              750          792,232

WA St Hsg Fin Cmnty Sing Fam
Mtg Rev Mtg Ser A AMT(13)                            7.05%         7/1/2022              AAA              385          394,198
                                                                                                                 -------------
TOTAL                                                                                                                1,186,430
                                                                                                                 -------------

MISCELLANEOUS 3.10%

Bellevue WA Convention Ctr
Auth Sp Oblig Rev(15)                         Zero Coupon          2/1/2024              AAA            1,400          470,204

Spokane WA Pub Fac Dist Hotel
Motel & Sales Use Tax(15)                            5.75%        12/1/2028              AAA            1,000        1,094,990
                                                                                                                 -------------
TOTAL                                                                                                                1,565,194
                                                                                                                 -------------

                        SEE NOTES TO FINANCIAL STATEMENTS.

WASHINGTON TAX-FREE FUND SEPTEMBER 30, 2003

                                                                                     RATING:        PRINCIPAL
                                                 INTEREST          MATURITY           S&P OR           AMOUNT
INVESTMENTS                                          RATE              DATE       MOODY'S(a)            (000)            VALUE
------------------------------------------------------------------------------------------------------------------------------
POWER 17.20%

Chelan Cnty WA Pub Util Dist
#1 Cons Rev Ser A AMT(15)                            6.40%         7/1/2017              AAA     $      1,000    $   1,135,490

Clark Cnty WA Pub Util Dist #1 Rev(11)              5.125%         1/1/2020              AAA              400          419,568

Douglas Cnty WA Pub Util Dist
#1 Wells Hydro                                       8.75%         9/1/2018               AA              350          432,394

Douglas Cnty WA Pub Util Dist
#1 Wells Hydro 2 Tier Ser B(2)                       8.75%         9/1/2006              AAA            2,085        2,338,890

Energy Northwest WA Wind Proj Rev(2)                 5.00%         7/1/2023              AAA            1,000        1,022,680

Grant Cnty WA Pub Util
Dist #002 Elec Rev Ser H(11)                         5.00%         1/1/2022              AAA            1,000        1,020,310

Puerto Rico Elec Pwr Auth Pwr
Rev Ser NN                                          5.125%         7/1/2029               A-            1,500        1,525,785

Seattle WA Mun Lt & Pwr Rev Ser A(15)               5.625%         9/1/2015              AAA              720          789,732
                                                                                                                 -------------
TOTAL                                                                                                                8,684,849
                                                                                                                 -------------

PRE-REFUNDED 25.13%

Douglas Cnty WA Pub Util Dist
#1 Wells Hydro                                       8.75%         9/1/2018              Aaa              150          189,729

Mount Vernon WA(2)                                   6.85%        12/1/2014              AAA            1,285        1,372,316

Municipal Secs Trust Ctfs Ser
7005 Cl B RIBs ETM+                                 9.757%        10/1/2040              Aaa            1,000        1,181,280

Ocean Shores WA Wtr & Swr(11)                        5.50%        12/1/2021              Aaa            1,000        1,164,730

Port Seattle WA Spl Fac Rev
Prerefunded AMT Ser C(15)                            6.00%         9/1/2029              AAA              915        1,084,485

Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser B                                6.00%         7/1/2031                A            1,000        1,203,670

Puerto Rico Comwlth Pub Impt RIBs                   10.54%         7/1/2029               A-            1,000        1,188,440

Renton WA Wtr & Swr Rev                              6.55%        11/1/2013               A1            1,000        1,059,900

Tacoma WA Sewer Rev Ser B(10)                       6.375%        12/1/2015              AAA            1,000        1,112,330

Vancouver WA Ltd Tax(2)                              5.50%        12/1/2025              AAA            1,255        1,464,585

Washington St Higher Ed Fac
Auth Rev Whitworth College(5)                        7.00%        10/1/2015              AAA              250          265,063

Washington St Ser A                                  5.75%         9/1/2019              AA+              250          260,975

Washington St Ser B                                  5.75%         5/1/2016              AA+               15           15,418

Washington St Ser B                                  5.75%         5/1/2016              AA+              985        1,012,462

Whatcom Cnty WA                                      5.75%        12/1/2012               A1              115          115,884
                                                                                                                 -------------
TOTAL                                                                                                               12,691,267
                                                                                                                 -------------

                        SEE NOTES TO FINANCIAL STATEMENTS.

WASHINGTON TAX-FREE FUND SEPTEMBER 30, 2003

                                                                                     RATING:        PRINCIPAL
                                                 INTEREST          MATURITY           S&P OR           AMOUNT
INVESTMENTS                                          RATE              DATE       MOODY'S(a)            (000)            VALUE
------------------------------------------------------------------------------------------------------------------------------

TRANSPORTATION 11.99%

Central Puget Sound WA Regl
Transit Auth Sales Tax & Motor(10)                   5.25%         2/1/2021              AAA     $      1,750    $   1,926,680

Port Kalama WA Rev Ser B AMT                        5.625%        12/1/2015               A3              400          418,736

Port Seattle WA Spl Fac Rev
Unrefunded Balance AMT Ser C(15)                     6.00%         9/1/2029              AAA            1,085        1,191,135

Puerto Rico Comwlth Hwy &
Transn Auth Rev PMD Ser B                            6.00%        7/1/2026A                             1,000        1,058,820

Puerto Rico Comwlth Hwy &
Transn Auth Rev Rites RIBs                          9.853%         1/1/2010               NR              750          870,690

Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser PMD RIBs(11)(6)                 10.68%         7/1/2026              Aaa              500          589,650
                                                                                                                 -------------
TOTAL                                                                                                                6,055,711
                                                                                                                 -------------

WATER/SEWER 5.42%
King Cnty WA Swr Rev Ref-Ser A(10)                   5.00%         1/1/2027              AAA              150          151,719

Pierce Cnty WA Swr Rev(2)                            5.00%         8/1/2021              AAA            1,100        1,140,293

Seattle WA Wtr Sys Rev(10)                           5.00%        11/1/2026              AAA              300          303,165

Vancouver WA Wtr & Swr Rev(10)                       6.00%         6/1/2020              AAA            1,000        1,139,990
                                                                                                                 -------------
TOTAL                                                                                                                2,735,167
                                                                                                                 -------------
TOTAL MUNICIPAL BONDS (Cost $44,659,720)                                                                            48,124,392
                                                                                                                 =============

                                                                                      SHARES
                                                                                       (000)
                                                                                  ----------
SHORT-TERM INVESTMENT 1.97%

MONEY MARKET MUTUAL FUND 1.97%

Dreyfus Municipal
  Cash Management Plus (Cost $993,118)                                                   993                           993,118
                                                                                                                 -------------
TOTAL INVESTMENTS 97.27% (Cost $45,652,838)                                                                      $  49,117,510
------------------------------------------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS
INSURED INTERMEDIATE TAX-FREE FUND SEPTEMBER 30, 2003

                                                                                     RATING:        PRINCIPAL
                                                 INTEREST          MATURITY           S&P OR           AMOUNT
INVESTMENTS                                          RATE              DATE       MOODY'S(a)            (000)            VALUE
------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS 88.60%

EDUCATION 12.78%

Appalachian St Univ NC Rev
Ref-Util Sys(15)                                     5.00%        5/15/2010              AAA     $        100    $     113,007

Maricopa Cnty AZ Sch Dist #69
Paradise VY Ref-Second Ser(10)                       5.00%         7/1/2013              AAA              100          111,851

New York St Dorm Auth Rev
Insured-Fordham Univ(10)                             5.00%         7/1/2011              AAA              100          112,037

Pickens Cnty SC Sch Dist Ref Ser B(10)               2.25%         3/1/2005              AAA              100          101,563

University CO Univ Revs
Enterprise Sys-Ser A(15)                             5.00%         6/1/2011              AAA              100          111,924
                                                                                                                 -------------
TOTAL                                                                                                                  550,382
                                                                                                                 -------------

GENERAL OBLIGATION 23.42%

Dayton OH City Sch Dist Sch
Facs Constr & Impt-Ser D(10)                         5.00%        12/1/2010              AAA              100          113,211

Harnett Cnty NC Ctfs Partn
Ref-Harnett Cnty Projs(11)                           5.00%        10/1/2008              AAA              100          113,580

Hawaii St Ref Ser DB(15)                             5.25%         9/1/2013              AAA              100          113,827

Marlboro TWP NJ Brd Ed(11)                           5.00%        7/15/2009              AAA              100          113,208

New Jersey St Var Purp
Ref-Ser J(15)(14)                                    5.00%        7/15/2009              AAA              100          113,093

Oseola WI Corp Purp(15)                              3.45%        12/1/2007              AAA              100          106,213

Tennessee St Ser A(11)                               5.00%         8/1/2009              AAA              100          113,169

Wayne Cnty MI Cmnty College
Cmnty College Impt(10)                               5.25%         7/1/2010              Aaa              100          114,034

West Windsor Plainsboro NJ
Regl Sch Dist Ref(11)                                4.00%        12/1/2007              AAA              100          108,571
                                                                                                                 -------------
TOTAL                                                                                                                1,008,906
                                                                                                                 -------------

HEALTHCARE 2.35%

Wayne Cnty PA Hosp & Hlth
Facs Wayne Mem Hosp Proj(15)                         2.00%         7/1/2005              AAA              100          101,307
                                                                                                                 -------------

LEASE 2.68%

OH St Bldg Auth Ref-St
Facs-Adult Correction-A(11)                          5.50%        10/1/2008              AAA              100          115,579
                                                                                                                 -------------

MISCELLANEOUS 21.04%

CT St Spl Tax Oblig Rev
Ref-Transn Infrastructure-B(11)                      5.00%        10/1/2006              AAA              100          110,552

FL St Dept Environmental
Protn Preservation Rev FL Forever(15)                5.00%         7/1/2012              AAA              100          111,530

Lee Cnty FL Ref-Ser A(15)                            5.75%        10/1/2011              AAA              100          117,707

Michigan St Environmental Ref(15)(14)                5.50%        12/1/2013              AAA              100          116,229

                        SEE NOTES TO FINANCIAL STATEMENTS.

INSURED INTERMEDIATE TAX-FREE FUND SEPTEMBER 30, 2003

                                                                                     RATING:        PRINCIPAL
                                                 INTEREST          MATURITY           S&P OR           AMOUNT
INVESTMENTS                                          RATE              DATE       MOODY'S(a)            (000)            VALUE
------------------------------------------------------------------------------------------------------------------------------
MO Dev Fin Brd Cultural Facs
Nelson Gallery(15)                                   5.25%        12/1/2013              AAA     $        100    $     112,099

OR St Dept Administrative Svcs(11)                   5.00%         9/1/2012              AAA              100          112,127

Phoenix AZ Str & Hwy User Rev
Ref-Jr Lien(10)                                      5.00%         7/1/2008              AAA              100          112,498

Regional Transn Dist CO Sales(11)                    5.00%        11/1/2009              AAA              100          113,410
                                                                                                                 -------------
TOTAL                                                                                                                  906,152
                                                                                                                 -------------

POWER 2.66%

Puerto Rico Elec Pwr Auth Ref
Ser JJ(15)                                           5.25%         7/1/2013              AAA              100          114,605
                                                                                                                 -------------

PRE-REFUNDED 8.06%

Chicago IL Met Wtr Reclamation
Dist Gtr Chicago Cap Impt ETM                        5.50%        12/1/2010              Aaa              100          116,700
Detroit MI Wtr Supply Sys
Prerefunded Sr Lien Ser A(10)                        5.25%         7/1/2033              AAA              100          114,920
Muhlenberg PA Sch Dist(10)                           5.40%         9/1/2012              AAA              100          115,552
                                                                                                                 -------------
TOTAL                                                                                                                  347,172
                                                                                                                 -------------

SPECIAL TAX 2.61%

Ernest N Morial New Orleans
LA Exhibit Hall Auth Spl Tax(2)                      5.00%        7/15/2010              AAA              100          112,188
                                                                                                                 -------------

TRANSPORTATION 7.77%

New Haven CT Air Rights Pkg Ref(2)                  5.375%        12/1/2012              AAA              100          115,260
North TX Thruway Auth Dallas
North Twy Sys Rev Ref Ser C(11)                      3.00%         1/1/2006              AAA              100          103,702
Puerto Rico Comwlth Hwy & Ser E(11)                  5.50%         7/1/2013              AAA              100          115,849
                                                                                                                 -------------
TOTAL                                                                                                                  334,811
                                                                                                                 -------------

WATER/SEWER 5.23%

Columbus GA Wtr & Sew Rev Ref(11)                    5.25%         5/1/2013              AAA              100          113,611
Shreveport La Wtr & Swr Rev
Ref-Ser A(10)                                        5.00%        12/1/2012              AAA              100          111,832
                                                                                                                 -------------
TOTAL                                                                                                                  225,443
                                                                                                                 -------------
TOTAL MUNICIPAL BONDS (Cost $3,730,586)                                                                              3,816,545
                                                                                                                 =============

                                                                                      SHARES
                                                                                       (000)
                                                                                  ----------
SHORT-TERM INVESTMENT 4.42%

MONEY MARKET MUTUAL FUND 4.42%

Dreyfus Municipal Cash
  Management Plus (Cost $190,383)                                                        190                           190,383
                                                                                                                 -------------
TOTAL INVESTMENTS 93.02% (Cost $3,920,969)                                                                       $   4,006,928
==============================================================================================================================

                        SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS
FLORIDA TAX-FREE TRUST SEPTEMBER 30, 2003

                                                                                     RATING:        PRINCIPAL
                                                 INTEREST          MATURITY           S&P OR           AMOUNT
INVESTMENTS                                          RATE              DATE       MOODY'S(a)            (000)           VALUE
------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS 102.23%

EDUCATION 2.70%

Miami-Dade Cnty FL Ed Fac
Auth Rev Ser A(2)                                    6.00%         4/1/2023              AAA     $      2,000    $   2,287,880
                                                                                                                 -------------

GENERAL OBLIGATION 13.49%

Boca Raton FL                                        5.25%         7/1/2016              AAA            1,615        1,769,636

Boca Raton FL                                        5.25%         7/1/2017              AAA            1,000        1,089,220

Florida St Brd Ed Cap Outlay
Pub Ed Ser E                                        5.625%         6/1/2025              AA+            1,000        1,075,080

Florida St Brd Ed Cap Outlay Ser A                   5.25%         6/1/2024              AA+            2,000        2,079,080

Florida St Brd Ed Ref Cap
Outlay Ser A(15)                                     5.00%         6/1/2013              AAA            2,500        2,789,825

Hillsborough Cnty FL Sch Brd
Ctfs Partn(15)                                       5.00%         7/1/2029              AAA            1,000        1,014,570

Puerto Rico Comwlth Pub Impt                         5.25%         7/1/2017               A-            1,475        1,624,019
                                                                                                                  ------------
TOTAL                                                                                                               11,441,430
                                                                                                                  ------------

HEALTHCARE 10.45%

Highlands Cnty FL Fac Auth
Rev Hosp Adventist Health Sys D(d)                  5.875%       11/15/2029                A            2,000        2,095,420

Highlands Cnty FL Fac Auth
Rev Hosp Adventist/Sunbelt Ser A                     6.00%       11/15/2031                A            2,000        2,113,820

Orange Cnty FL Hlth Fac Auth
Rev Hosp Orlando Regl                                5.75%        12/1/2032               A2            1,000        1,027,130

Puerto Rico Ind Tourist Ed
Med Envr Ctrl Fac Hosp                               6.50%       11/15/2020               AA              410          462,156

Sarasota Cnty FL Pub Hosp Brd
Rev Sarasota Mem Hosp Ser B(15)                      5.50%         7/1/2028              AAA            2,875        3,164,398
                                                                                                                 -------------
TOTAL                                                                                                                8,862,924
                                                                                                                 -------------

HOUSING 1.87%

Lee Cnty FL Hsg Fin Auth Sing
Fam Mtg Rev AMT(13)(7)                               6.40%         3/1/2029              Aaa            1,290        1,379,255

Orange Cnty FL Hsg Fin Auth
Ser A-1 AMT(13)                               Zero Coupon          3/1/2028              Aaa              785          208,268
                                                                                                                 -------------
TOTAL                                                                                                                1,587,523
                                                                                                                 -------------

INDUSTRIAL 1.56%

Lee Cnty FL Ind Dev Auth Ref
Bonita Springs Util Pj AMT(2)                       5.125%        11/1/2019              AAA            1,250        1,321,450
                                                                                                                 -------------

                        SEE NOTES TO FINANCIAL STATEMENTS.

FLORIDA TAX-FREE TRUST SEPTEMBER 30, 2003

                                                                                     RATING:        PRINCIPAL
                                                 INTEREST          MATURITY           S&P OR           AMOUNT
INVESTMENTS                                          RATE              DATE       MOODY'S(a)            (000)           VALUE
------------------------------------------------------------------------------------------------------------------------------
LEASE 1.27%

Collier Cnty Fla Sch Brd(11)                        5.375%        2/15/2021              Aaa     $      1,000    $   1,076,270
                                                                                                                 -------------

MISCELLANEOUS 14.20%

Florida St Dept Environmental
Protn Preservation Rev FL Forever(15)                5.00%         7/1/2012              AAA            2,400        2,676,720

Florida Muni Ln Council Rev(15)               Zero Coupon          4/1/2020              AAA            4,000        1,808,760

Jacksonville FL Excise Taxes
Ref Ser C AMT(15)                                    5.25%        10/1/2020              AAA            1,000        1,051,610

Jacksonville FL Sales Tax Rev
Ref & Impt Loc Govt(10)                             5.375%        10/1/2018              AAA            1,000        1,102,220

Miami-Dade Cnty FL Spl Oblig
Sub Ser A(15)                                 Zero Coupon         10/1/2024              AAA            3,000          948,930

Miami-Dade Cnty FL Spl Oblig
Sub Ser B(15)                                        5.00%        10/1/2037              AAA            1,000        1,007,710

Orange Cnty FL Tourist Dev Sub(2)                   5.125%        10/1/2025              AAA            1,445        1,480,475

Osceola Cnty Tourist Dev Tax
Rev Ser A(10)                                        5.00%        10/1/2032              AAA            1,400        1,419,236

Tampa FL Sports Auth Rev
Tampa Bay Arena Pj(15)                               6.00%        10/1/2015              AAA              450          545,625
                                                                                                                 -------------
TOTAL                                                                                                               12,041,286
                                                                                                                 -------------

POWER 1.21%

Puerto Rico Elec Pwr Auth Pwr
Rev Ser NN(15)                                       5.00%         7/1/2032              AAA            1,000        1,025,530
                                                                                                                 -------------

PRE-REFUNDED 31.44%

Miami-Dade Cnty FL Expwy Auth
Toll Sys Rev(10)                                    6.375%         7/1/2029              AAA            2,250        2,759,760

Municipal Secs Trust Ctfs Ser
7005 Cl B RIBs ETM+                                 9.757%        10/1/2040              Aaa            1,250        1,476,600

Orange Cnty FL Tourist Dev
Tax Rev ETM(2)                                       6.00%        10/1/2016              AAA              710          723,582

Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser B                                6.00%         7/1/2031                A            1,000        1,203,670

Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser B                                6.50%         7/1/2027                A            1,000        1,234,200

Puerto Rico Comwlth Pub Impt RIBs(15)               10.18%         7/1/2026              Aaa            3,500        4,784,360

Puerto Rico Comwlth Pub Impt RIBs                   10.54%         7/1/2029               A-            2,000        2,376,880

Puerto Rico Muni Fin Agy Ser A                       6.50%         7/1/2019              AAA            2,915        3,076,958

Tampa Bay Wtr FL Util Sys Rev(10)                    6.00%        10/1/2024              AAA            3,000        3,595,410

                        SEE NOTES TO FINANCIAL STATEMENTS.

FLORIDA TAX-FREE TRUST SEPTEMBER 30, 2003

                                                                                     RATING:        PRINCIPAL
                                                 INTEREST          MATURITY           S&P OR           AMOUNT
INVESTMENTS                                          RATE              DATE       MOODY'S(a)            (000)            VALUE
------------------------------------------------------------------------------------------------------------------------------
Tampa FL Rev Allegany Hlth
Sys St. Joseph(15)                                   6.70%        12/1/2018              AAA     $      5,000    $   5,430,000
                                                                                                                 -------------
TOTAL                                                                                                               26,661,420
                                                                                                                 -------------

RESOURCE RECOVERY 0.91%

Jacksonville FL Pollution Rev
Anheuser-Busch Pj                                    5.70%         8/1/2031               A+              750          770,145
                                                                                                                 -------------

SPECIAL TAX 1.93%

Tampa FL Util Tax & Spl Rev
Ref-Ser A(2)                                         5.25%        10/1/2020              AAA            1,505        1,637,440
                                                                                                                 -------------

TRANSPORTATION 10.47%

Florida Ports Fin Commn Rev
St Transn TR FD Intermodal Pg AMT(10)                5.50%        10/1/2029              AAA            1,295        1,375,096

Jacksonville FL Port Auth
Arpt Rev Ser A AMT(10)                               6.25%        10/1/2024              AAA            1,000        1,096,510

Miami-Dade Cnty FL Aviation
Ser A AMT(11)                                       5.125%        10/1/2035              AAA            1,900        1,914,288

Miami-Dade Cnty FL Expwy Auth
Toll Sys Rev Ref(10)                                5.125%         7/1/2025              Aaa              750          771,502

Pensacola FL Arpt Rev Ser A AMT(15)                 6.125%        10/1/2018              AAA            1,250        1,409,725

Puerto Rico Comwlth Hwy & Ser E(11)                  5.50%         7/1/2013              AAA              650          758,271

Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser C                                6.00%         7/1/2029                A              880          965,193

Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser PMD RIBs(11)(6)                 10.68%         7/1/2026              Aaa              500          589,650
                                                                                                                 -------------
TOTAL                                                                                                                8,880,235
                                                                                                                 -------------

WATER/SEWER 10.73%

Jea FL Wtr & Swr Sys Rev Ser A(15)                  5.375%        10/1/2030              AAA            1,000        1,031,590

Lee Cnty FL Wtr & Swr Rev Ref-Ser A(15)              5.00%        10/1/2019              Aaa            1,525        1,623,744

Melbourne FL Wtr & Swr Rev
Ref & Impt Ser A(10)                                 5.00%        10/1/2032              AAA            1,810        1,834,869

Miami Beach FL Stormwater Rev(10)                    5.25%         9/1/2020              AAA            1,000        1,073,000

Miami Beach FL Wtr & Swr Rev(2)                      5.25%         9/1/2020              AAA            1,000        1,074,240

Miami Beach FL Wtr & Swr Rev(2)                      5.50%         9/1/2027              AAA            1,000        1,085,370

Ocala FL Wtr & Swr Rev(10)                           5.25%        10/1/2027              Aaa              800          831,376

Sebring FL Wtr & Wastewtr Rev Ref(10)                5.25%         1/1/2020              AAA              500          539,845
                                                                                                                 -------------
TOTAL                                                                                                                9,094,034
                                                                                                                 -------------
TOTAL MUNICIPAL BONDS (Cost $79,256,910)                                                                         $  86,687,567
                                                                                                                 =============

                        SEE NOTES TO FINANCIAL STATEMENTS.

FLORIDA TAX-FREE TRUST SEPTEMBER 30, 2003

                                                                                     RATING:
                                                 INTEREST          MATURITY           S&P OR           SHARES
INVESTMENTS                                          RATE              DATE       MOODY'S(a)            (000)           VALUE
------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT 2.83%

MONEY MARKET MUTUAL FUND 2.83%

Dreyfus FL Muni Cash Management (Cost $2,395,643)                                                       2,396    $   2,395,643
                                                                                                                 -------------
TOTAL INVESTMENTS 105.06% (Cost $81,652,553)                                                                     $  89,083,210
==============================================================================================================================

SCHEDULE OF INVESTMENTS
GEORGIA TAX-FREE TRUST SEPTEMBER 30, 2003

                                                                                                    PRINCIPAL
                                                                                                       AMOUNT
                                                                                                        (000)
                                                                                                 ------------
MUNICIPAL BONDS 97.82%

EDUCATION 19.50%

Athens - Clarke Cnty GA Uni
Govt UGA ref Ccrc Bldg LLC Pj(2)                     5.00%       12/15/2032              AAA     $      1,800        1,838,484

Athens GA Hsg Auth Student
Hsg Univ of Georgia East Campus(2)                   5.00%        12/1/2027              Aaa            3,000        3,075,180

Bulloch Cnty GA Dev Auth GA
So Univ Pj(2)                                        5.00%         8/1/2021              Aaa              500          523,210

Fulton Cnty GA Dev Auth Rev
GA Tech Athletic Assn(2)                             5.50%        10/1/2017              AAA            1,000        1,130,180

Fulton Cnty GA Dev Auth Rev
GA Tech Fndtn Fdg Ser A                              5.00%        11/1/2031              AA+            1,400        1,419,446

Fulton Cnty GA Dev Auth Rev
GA Tech Fndtn Sac II Pj Ser A                       5.125%        11/1/2021              AA+              750          788,685

Fulton Cnty GA Dev Auth Rev
Morehouse College Pj(2)                             5.875%        12/1/2030              AAA            1,850        2,076,736

Fulton Cnty GA Dev Auth Rev
Tuff Morehouse Pj Ser A(2)                           5.50%         2/1/2022              AAA            1,000        1,090,500

Private Colleges & Univ Auth
GA Emory Univ Pj Ser A                               5.50%        11/1/2020               AA            1,000        1,108,320

Private Colleges & Univ Auth
GA Emory Univ Pj Ser A                               5.50%        11/1/2025               AA            1,000        1,089,740

Private Colleges & Univ Auth
Ga Rev Emory Univ PJ-Ser A                           5.75%        11/1/2018               AA              500          573,545

Private Colleges & Univ Auth
GA Rev Mercer Univ Pj                                5.75%        10/1/2031             Baa1              500          515,325

Private Colleges & Univ Auth
Spelman College                                      5.25%         6/1/2021              Aa3            1,340        1,433,130
                                                                                                                 -------------
TOTAL                                                                                                               16,662,481
                                                                                                                 -------------

                        SEE NOTES TO FINANCIAL STATEMENTS.

GEORGIA TAX-FREE TRUST SEPTEMBER 30, 2003

                                                                                     RATING:        PRINCIPAL
                                                 INTEREST          MATURITY           S&P OR           AMOUNT
INVESTMENTS                                          RATE              DATE       MOODY'S(a)            (000)            VALUE
------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATION 9.80%

Forsyth Cnty GA Sch Dist                             6.00%         2/1/2016              Aa2     $      2,000    $   2,346,060

Georgia St Ser C                                     7.25%         7/1/2005              AAA            1,500        1,656,705

Georgia St Ser C                                     7.25%         7/1/2006              AAA            1,000        1,155,760

Georgia ST Ser F                                     5.00%        11/1/2018              AAA            1,000        1,079,420

Puerto Rico Comwlth Pub Impt Ser A                   5.00%         7/1/2027               A-              330          332,765

Puerto Rico Comwlth Pub Impt Ser A                  5.375%         7/1/2028               A-            1,735        1,799,889
                                                                                                                 -------------
TOTAL                                                                                                                8,370,599
                                                                                                                 -------------

HEALTHCARE 5.44%

Athens - Clarke Cnty GA Uni
Govt Catholic Health East Issue                      5.50%       11/15/2032                A            1,000        1,015,690

Clarke Cnty GA Hosp Auth Rev
Ctfs Athens Regl Med Ctr Pj(15)                     5.125%         1/1/2032              AAA              500          511,605

Cobb Cnty GA Hosp Auth Rev
Ref & Impt-Rev Antic(2)                              5.25%         4/1/2024              AAA            1,000        1,053,030

Glynn Brunswick GA Mem Hosp
Auth Rev Southeast GA Hlth(15)                       6.00%         8/1/2016              AAA              400          447,896

Puerto Rico Ind Tourist Ed
Med Envr Ctrl Fac Hosp                               6.50%       11/15/2020               AA              410          462,156

Tift Cnty GA Dev Auth Rev
First Abac LLC Proj-Ser A(2)                         5.00%         9/1/2026              Aaa              595          610,887

Ware Cnty GA Hosp Auth Rev
Antic Ctfs(15)                                       5.50%         3/1/2021              Aaa              500          544,010
                                                                                                                 -------------
TOTAL                                                                                                                4,645,274
                                                                                                                 -------------

HOUSING 4.49%

Clayton Cnty GA Hsg Auth
Multi Fam Hsg Rev(12)                                5.60%       12/20/2024              Aaa              500          527,725

DeKalb Cnty GA Hsg Auth Multi
Fam Lakes At Indian Creek AMT(11)                    7.15%         1/1/2025              AAA              500          523,770

Georgia St Hsg & Fin Auth Rev Sing
Fam Mtg Ser A Sub A-2 AMT(8)                         6.40%        12/1/2015              AAA               80           80,190

Georgia St Hsg & Fin Auth Rev Sing
Fam Sub Ser D-2 AMT                                  5.75%        12/1/2031              AAA            1,160        1,197,085

Georgia St Hsg & Fin Auth Rev
AMT-Subseries A-2                                   4.875%        12/1/2024              AAA            1,000        1,001,340

Savannah GA Economic Dev Auth
Mltfmly Hsg Rev AMT(12)                              5.15%       11/20/2022              AAA              500          509,735
                                                                                                                 -------------
TOTAL                                                                                                                3,839,845
                                                                                                                 -------------

                        SEE NOTES TO FINANCIAL STATEMENTS.

GEORGIA TAX-FREE TRUST SEPTEMBER 30, 2003

                                                                                     RATING:        PRINCIPAL
                                                 INTEREST          MATURITY           S&P OR           AMOUNT
INVESTMENTS                                          RATE              DATE       MOODY'S(a)            (000)           VALUE
------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL 0.86%

Albany Dougherty GA Payroll
Dev Auth Procter & Gamble AMT                        5.20%        5/15/2028              AA-     $        500    $     527,185

Monroe Cnty GA Dev Auth Poll
GA Pwr Co Plant(2)                                   5.25%         7/1/2031              AAA              205          208,385
                                                                                                                 -------------
TOTAL                                                                                                                  735,570
                                                                                                                 -------------

LEASE 4.12%

College Park GA Business
Civic Ctr Pj(2)                                      5.75%         9/1/2026              AAA              450          502,227

Georgia Mun Assn Inc Ctfs
City Court Atlanta Pj(2)                             5.25%        12/1/2026              AAA              750          787,035

Puerto Rico Pub Fin Corp
Comwlth Approp Ser A(15)                             5.50%         8/1/2020              AAA            1,500        1,662,615

Richmond Cnty GA Pub Fac Cnty
Brd Ed Pj(2)                                         6.00%        11/1/2024              Aaa              500          567,850
                                                                                                                 -------------
TOTAL                                                                                                                3,519,727
                                                                                                                 -------------

MISCELLANEOUS 8.47%

Association Cnty GA Leasing
Pj Rockdale Cnty GA Pub Purp Pj(2)                  5.625%         7/1/2020              AAA               25           27,742

Cobb Marietta GA Coliseum &
Exhibit Hall Auth Rev(15)                           5.625%        10/1/2026              AAA            1,000        1,133,750

Fayette Cnty GA Pub Fac Auth
Rev Criminal Justice Center Pj                       5.00%         6/1/2026               AA              750          763,140

George L Smith II GA World
Congress Ctr Auth Rev AMT(15)                        5.75%         7/1/2015              AAA              500          556,955

Puerto Rico Pub Bldg Auth Rev
Gtd Govt Fac Ser D                                   5.25%         7/1/2036               A-            1,250        1,274,475

Puerto Rico Pub Bldg Auth Rev
Gtd Govt Fac Ser D                                  5.375%         7/1/2033               A-            1,300        1,346,189

Puerto Rico Pub Fin Corp
Comwlth Approp Ser E                                 5.70%         8/1/2025             BBB+            2,000        2,136,420
                                                                                                                 -------------
TOTAL                                                                                                                7,238,671
                                                                                                                 -------------

POWER 4.90%

Georgia Muni Elec Auth Pwr R
Ser FF(15)(14)                                       5.00%         1/1/2026              AAA            1,300        1,327,898

Municipal Elec Auth GA
Combustion Turbine Pj Ser A(15)                      5.25%        11/1/2022              AAA            1,445        1,541,627

Puerto Rico Elec Pwr Auth Ref
Ser FF(15)                                           5.25%         7/1/2005              AAA              250          268,053

                        SEE NOTES TO FINANCIAL STATEMENTS.

GEORGIA TAX-FREE TRUST SEPTEMBER 30, 2003

                                                                                     RATING:        PRINCIPAL
                                                 INTEREST          MATURITY           S&P OR           AMOUNT
INVESTMENTS                                          RATE              DATE       MOODY'S(a)            (000)            VALUE
------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Elec Pwr Auth Ser HH(11)                 5.25%         7/1/2029              AAA     $      1,000    $   1,046,520
                                                                                                                 -------------
TOTAL                                                                                                                4,184,098
                                                                                                                 -------------

PRE-REFUNDED 20.62%

Atlanta GA Arpt Fac Rev
Ref-Gen-Ser A(10)                                    5.50%         1/1/2026              AAA            3,645        4,235,709

Atlanta GA Arpt Fac Rev Ser A(10)                    5.60%         1/1/2030              AAA            1,500        1,751,625

Atlanta GA ETM                                       5.60%        12/1/2015              AA-               95           97,458

Cobb Cnty GA Kennestone Hosp
Auth Rev Ctfs Ser 86 A ETM(15)                Zero Coupon          8/1/2015              AAA              395          206,142

Fayette Cnty GA Pub Fac Auth
Criminal Justice Center Pj                           6.00%         6/1/2030               AA            1,000        1,201,490

Forsyth Cnty GA Wtr & Sew Auth Rev                   6.25%         4/1/2021               AA              750          908,940

Municipal Secs Trust Ctfs Ser
7005 Cl B RIBs ETM+                                 9.757%        10/1/2040              Aaa            1,000        1,181,280

Puerto Rico Comwlth Hwy
Transn Auth Hwy Rev Ser Y                            5.50%         7/1/2026                A            2,000        2,255,820

Puerto Rico Comwlth Pub Impt(11)(6)                  5.50%         7/1/2017              AAA              500          564,685

Puerto Rico Comwlth Pub Impt(15)                     5.75%         7/1/2026              AAA            1,990        2,355,125

Puerto Rico Comwlth Pub Impt RIBs                   10.54%         7/1/2029               A-            1,125        1,336,995

Puerto Rico Elec Pwr Auth
Ser T RIBs(11)                                     11.486%         7/1/2018              AAA            1,000        1,118,090

Savannah GA Econ Dev Auth Rev
Sub Ser C ETM                                 Zero Coupon         12/1/2021              Aaa            1,000          408,560
                                                                                                                 -------------
TOTAL                                                                                                               17,621,919
                                                                                                                 -------------

RESOURCE RECOVERY 2.62%

Atlanta GA Wtr & Waste Wtr
Rev Ser A-Unrefunded Balance(10)                     5.00%        11/1/2029              AAA            2,090        2,132,176

Cobb Cnty GA Solid Waste Mgmt
Auth Rev AMT                                         6.40%         1/1/2015              AAA              100          105,020
                                                                                                                 -------------
TOTAL                                                                                                                2,237,196
                                                                                                                 -------------

TRANSPORTATION 10.96%

Atlanta GA Arpt Fac Rev AMT(15)               Zero Coupon          1/1/2010              AAA            1,500        1,085,580

Macon Bibb Cnty GA Indl Auth
Arpt Impt Rev Ref Atlantic AMT(2)                    5.00%         4/1/2018              AAA              500          529,060

Metropolitan Atlanta GA Rapid
Ref Second Indenture Ser A(15)                       6.25%         7/1/2005              AAA              500          544,635

Puerto Rico Comwlth Hwy & Ser D(11)                  5.00%         7/1/2032              AAA              475          486,115

Puerto Rico Comwlth Hwy &
Transn Auth Rev Rites RIBs                          9.853%         1/1/2010               NR            1,750        2,031,610

                        SEE NOTES TO FINANCIAL STATEMENTS.

GEORGIA TAX-FREE TRUST SEPTEMBER 30, 2003

                                                                                     RATING:        PRINCIPAL
                                                 INTEREST          MATURITY           S&P OR           AMOUNT
INVESTMENTS                                          RATE              DATE       MOODY'S(a)            (000)           VALUE
------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser B(15)                           5.875%         7/1/2020              AAA     $      1,000    $   1,148,780

Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser C                                6.00%         7/1/2029                A              250          274,203

Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser D                                5.75%         7/1/2041                A            1,985        2,144,713

Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser PMD RIBs(11)(6)                 10.68%         7/1/2026              Aaa              500          589,650

Puerto Rico Comwlth Hwy &
Transn Auth Hwy Rev Ser Y                            5.50%         7/1/2036                A              500          529,610
                                                                                                                 -------------
TOTAL                                                                                                                9,363,956
                                                                                                                 -------------

WATER/SEWER 6.04%

Augusta GA Wtr & Swr Rev(11)                         5.25%        10/1/2022              AAA              500          535,120

Augusta GA Wtr & Swr Rev(11)                         5.25%        10/1/2030              AAA            1,110        1,154,788

Carroll Cnty GA Wtr Auth Wtr &
Swr Rev(2)                                           5.25%         7/1/2021              Aaa              500          540,765

Elberton GA Combined Util Sys
Rev Ref & Impt(2)                                    5.50%         1/1/2019              Aaa              550          609,862

Glynn Cnty GA Wtr & Swr Rev
Ref & Impt(2)                                        5.00%         4/1/2023              Aaa              750          778,718

Henry Cnty GA Wtr & Sew Auth Rev(10)                5.625%         2/1/2030              AAA            1,050        1,122,870

Woodstock GA Wtr & Swr Rev
Ref & Impt(15)                                       5.00%         7/1/2022              AAA              400          417,216
                                                                                                                 -------------
TOTAL                                                                                                                5,159,339
                                                                                                                 -------------
TOTAL MUNICIPAL BONDS (Cost $79,694,919)                                                                         $  83,578,675
==============================================================================================================================

SCHEDULE OF INVESTMENTS
MICHIGAN TAX-FREE TRUST SEPTEMBER 30, 2003

MUNICIPAL BONDS 97.76%

EDUCATION 8.65%

Eastern MI Univ Rev Gen Ser B(10)                    5.60%         6/1/2025              AAA            1,430        1,552,980

Forest Hills MI Pub Schs(10)                         5.25%         5/1/2020              Aaa            2,000        2,151,660

Grand Valley MI St Univ Rev(10)                      5.50%         2/1/2018              AAA            1,150        1,301,225

University MI Univ Rev
Student Fee Ser A                                    6.00%         4/1/2007              Aaa              250          285,680

Wayne Cnty MI Cmnty College Impt(2)                  5.50%         7/1/2019              AAA              565          611,968
                                                                                                                 -------------
TOTAL                                                                                                                5,903,513
                                                                                                                 -------------

                        SEE NOTES TO FINANCIAL STATEMENTS.

MICHIGAN TAX-FREE TRUST SEPTEMBER 30, 2003

                                                                                     RATING:        PRINCIPAL
                                                 INTEREST          MATURITY           S&P OR           AMOUNT
INVESTMENTS                                          RATE              DATE       MOODY'S(a)            (000)           VALUE
------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATION 27.35%

Belding MI Area Sch(2)                               5.00%         5/1/2026              AAA     $        400    $     404,220

Bloomingdale MI Pub Sch Dist # 16                    5.50%         5/1/2021              AAA              450          491,278

Caledonia MI Cmnty Schs Ref(11)(6)                   5.25%         5/1/2022              AAA            1,025        1,090,815

Carman-Ainsworth Cmnty Sch(10)                       5.00%         5/1/2027              AAA            1,000        1,013,890

Central Montcalm MI Pub Sch(15)                      5.90%         5/1/2019              AAA            1,000        1,127,640

Constantine Mich Pub Schs(11)(6)                     5.00%         5/1/2025              AAA            1,000        1,017,490

Crawford Ausable MI Sch Dist
Sch Bldg & Site                                      5.00%         5/1/2021              AAA              350          363,394

Detroit MI City Sch Dist Sch
Bldg & Site Impt Ser A(10)                           5.25%         5/1/2028              AAA            1,000        1,040,420

Elkton Pigeon Bay Port MI Sch Dist                  5.375%         5/1/2025              AAA              700          736,547

Huron MI Sch Dist(11)                                5.25%         5/1/2021              AAA              250          265,378

Kaleva Norman Etc MI Sch Dist
Bldg & Site(10)                                      6.00%         5/1/2025              Aaa              600          711,090

Laingsburg MI Cmnty Sch Dist
Sch Bldg & Site Bd                                   5.25%         5/1/2026              AAA              450          469,395

Lake Orion MI Cmnty Sch Dist Ref                    5.125%         5/1/2022              AAA              550          574,217

Memphis MI Cmnty Sch(10)                             5.25%         5/1/2029              Aaa              150          153,705

Paw Paw MI Pub Sch Dist Sch
Bldg & Site                                          6.00%         5/1/2030              AAA            1,325        1,494,030

Saline MI Area Sch(10)                               5.50%         5/1/2015              AAA              750          804,533

South Lyon MI Cmnty Sch(11)                          5.50%         5/1/2023              AAA            1,425        1,524,551

South Lyon MI Cmnty Sch Sch
Bldg and Site(10)                                    5.25%         5/1/2022              AAA            1,000        1,061,480

Southfield MI Pub Schs Sch
Bldg & Site-Ser A(10)                                5.25%         5/1/2021              AAA            1,025        1,113,324

Warren MI Cons Sch Dist Sch
Bldg & Site(10)                                      5.00%         5/1/2027              AAA            1,000        1,015,170

Wayne Charter Cnty MI Arpt
Hotel-Detroit Met Arpt-A(15)                         5.50%        12/1/2018              AAA            1,500        1,661,700

Wayne Cnty MI Bldg Auth Cap
Impt Ser A(15)                                       5.25%         6/1/2016              AAA              500          544,395
                                                                                                                 -------------
TOTAL                                                                                                               18,678,662
                                                                                                                 -------------

HEALTHCARE 1.66%

Michigan St Hosp Fin Auth Rev
Ref Trinity Hlth Ser A(2)(17)                        6.00%        12/1/2027              AAA            1,000        1,134,950
                                                                                                                 -------------

HOUSING 0.95%

Michigan St Hsg Dev Auth Ser D                       5.95%        12/1/2016              AA+              500          528,275

                        SEE NOTES TO FINANCIAL STATEMENTS.

MICHIGAN TAX-FREE TRUST SEPTEMBER 30, 2003

                                                                                     RATING:        PRINCIPAL
                                                 INTEREST          MATURITY           S&P OR           AMOUNT
INVESTMENTS                                          RATE              DATE       MOODY'S(a)            (000)           VALUE
------------------------------------------------------------------------------------------------------------------------------
Michigan St Hsg Dev Auth Ser E AMT                   6.20%        12/1/2027              AA+     $        115    $     119,506
                                                                                                                 -------------
TOTAL                                                                                                                  647,781
                                                                                                                 -------------

LEASE 3.38%

Grand Rapids MI Pub Sch(15)                          5.00%        11/1/2021              AAA              250          261,308

Michigan St Ctfs Partn(2)                     Zero Coupon          6/1/2022              AAA            2,000          807,460

Michigan St Hse
Representative Ctfs Partn(2)                  Zero Coupon         8/15/2024              AAA            3,565        1,241,404
                                                                                                                 -------------
TOTAL                                                                                                                2,310,172
                                                                                                                 -------------

MISCELLANEOUS 4.66%

MI St Bldg Auth Rev Ref-Facs
Prog-Ser I(11)                                       5.00%       10/15/2009              AAA            1,500        1,701,600

Michigan Muni Bd Auth Rev(2)                         6.75%        11/1/2014              AAA              295          318,033

Michigan St Environmental Ref(15)(14)                5.50%        12/1/2013              AAA            1,000        1,162,290
                                                                                                                 -------------
TOTAL                                                                                                                3,181,923
                                                                                                                 -------------

POWER 4.56%

Lowell MI Elec Supply Sys Rev(15)                    5.00%         8/1/2027              AAA            1,000        1,014,190

MI St Strategic Fd Ltd Oblig(2)                      7.00%         5/1/2021              AAA              500          651,420

MI St Strategic Fd Ltd Oblig
Rev Detroit Fd Ser BB(15)                            7.00%        7/15/2008              AAA              350          422,856

Puerto Rico Elec Pwr Auth Pwr
Rev Ser NN(15)                                       5.00%         7/1/2032              AAA            1,000        1,025,530
                                                                                                                 -------------
TOTAL                                                                                                                3,113,996
                                                                                                                 -------------

PRE-REFUNDED 27.98%

Alpena MI Pub Sch(15)                               5.625%         5/1/2022              AAA              200          226,984

Alpena MI Pub Sch(15)                               5.625%         5/1/2022              AAA              300          340,476

Anchor Bay MI Sch Dist Sch
Bldg & Site Ser I(10)                                6.00%         5/1/2023              AAA            1,100        1,303,665

Eastern MI Univ Rev(10)                              5.50%         6/1/2027              AAA              500          567,950

Greenville MI Pub Sch Ref(11)                        6.00%         5/1/2025              AAA            1,000        1,185,150

Hartland MI Cons Sch Dist(10)                        6.00%         5/1/2021              AAA            1,950        2,322,450

Howell MI Pub Sch(15)                                6.00%         5/1/2025              AAA            1,100        1,262,668

Huron Valley MI Sch Dist(10)                         5.75%         5/1/2022              AAA              250          284,810

Kalamazoo MI Hosp Fin Auth
Fac Rev Hosp Rev RIBs ETM(10)                       9.408%         6/1/2011              AAA            2,000        2,156,040

Lake Orion MI Cmnty Sch Dist(2)                      7.00%         5/1/2020              AAA            1,050        1,158,696

Lake Orion MI Cmnty Sch Dist Ser A(10)               6.00%         5/1/2017              AAA            1,335        1,589,985

                        SEE NOTES TO FINANCIAL STATEMENTS.

MICHIGAN TAX-FREE TRUST SEPTEMBER 30, 2003

                                                                                     RATING:        PRINCIPAL
                                                 INTEREST          MATURITY           S&P OR           AMOUNT
INVESTMENTS                                          RATE              DATE       MOODY'S(a)            (000)            VALUE
------------------------------------------------------------------------------------------------------------------------------
Lakeview MI Cmnty Sch(10)                            5.60%         5/1/2022              AAA     $        210    $     238,153

Michigan Muni Bd Auth Rev Ser G(2)                   6.75%        11/1/2014              AAA            1,205        1,303,605

Potterville MI Pub Sch(11)                           6.00%         5/1/2029              AAA            1,000        1,185,150

Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser B                                6.50%         7/1/2027                A            1,000        1,234,200

Puerto Rico Comwlth Pub Impt RIBs                   10.54%         7/1/2029               A-              925        1,099,307

Puerto Rico Comwlth Ser A ETM                        5.50%        10/1/2040              AAA            1,000        1,090,640

Puerto Rico Elec Pwr Auth
Ser T RIBs(11)                                     11.486%         7/1/2018              AAA              500          559,045
                                                                                                                 -------------
TOTAL                                                                                                               19,108,974
                                                                                                                 -------------

TRANSPORTATION 6.04%

Kent Cnty MI Arpt Fac Rev Ref
Kent Cnty Intl Arpt                                  5.00%         1/1/2020              AAA              700          721,126

Michigan St Comprehensive Ser B(11)                  5.25%        5/15/2020              AAA            1,000        1,080,460

Michigan St Comprehensive
Transn Ref Ser A(11)                                 5.00%        11/1/2021              AAA              700          728,749

Puerto Rico Comwlth Hwy &
Transn Auth Rev Rites RIBs                          9.853%         1/1/2010               NR              500          580,460

Wayne Charter Cnty MI Arpt
Hotel-Detroit Met Arpt-A(15)                         5.00%        12/1/2030              AAA            1,000        1,009,450
                                                                                                                 -------------
TOTAL                                                                                                                4,120,245
                                                                                                                 -------------

WATER/SEWER 12.53%

Detroit MI Disp Rev Ref Ser B(15)                    5.25%         7/1/2021              AAA              805          844,010

Detroit MI Disp Rev Ref-Sr
Lien-Ser A(11)                                       5.00%         7/1/2028              AAA            1,000        1,013,790

Detroit MI Wtr Supply Sys SR
Lien-Ser A(15)                                       5.00%         7/1/2034              AAA            1,000        1,006,060

Grand Rapids MI San Swr Sys
Rev Ref & Impt Ser A(10)                             4.75%         1/1/2028              AAA            1,050        1,039,479

Lansing MI Brd Wtr & Lt Wtr
Supply Steam & Elec Util Sys(11)                     5.00%         7/1/2022              AAA            1,865        1,934,807

Michigan Muni Bd Auth Rev
Drinking Wtr St Revolving FD                         5.00%        10/1/2024              AAA            1,000        1,022,530

Muskegon Heights MI Wtr Sys Ser A(15)               5.625%        11/1/2020              Aaa              300          331,533

Muskegon Heights MI Wtr Sys Ser A(15)               5.625%        11/1/2025              Aaa              320          350,736

Ypsilanti MI Wtr Supply & Sew
Disp Sys Rev Ser C(2)                                5.00%         9/1/2027              AAA            1,000        1,014,320
                                                                                                                 -------------
TOTAL                                                                                                                8,557,265
                                                                                                                 -------------
TOTAL MUNICIPAL BONDS (Cost $61,724,411)                                                                         $  66,757,481
==============================================================================================================================

                        SEE NOTES TO FINANCIAL STATEMENTS.

PENNSYLVANIA TAX-FREE TRUST SEPTEMBER 30, 2003

                                                                                     RATING:        PRINCIPAL
                                                 INTEREST          MATURITY           S&P OR           AMOUNT
INVESTMENTS                                          RATE              DATE       MOODY'S(a)            (000)           VALUE
------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS 97.91%

EDUCATION 15.96%

Lehigh Cnty PA Gen Purp Auth
Rev Desales University Pj(16)                       5.125%       12/15/2023               AA     $      1,000    $   1,026,120

Lycoming Cnty PA Auth College
Rev College of Technology(2)                         5.25%         5/1/2032              Aaa              700          724,395

Pennsylvania St Higher Ed Facs Auth Rev
Auth Rev Lafayette College Pj                        6.00%         5/1/2030              AA-            1,425        1,606,787

Pennsylvania St Higher Ed Facs Auth Rev
Auth Rev Univ Sciences Phil(15)                      5.25%        11/1/2025              AAA            1,000        1,029,550

Pennsylvania St Higher Ed Facs Auth Rev
Clarion Univ(18)                                     5.00%         7/1/2033              AAA            1,000        1,007,600

Pennsylvania St Higher Ed Facs Auth Rev
Drexel Univ-Ser A                                    5.20%         5/1/2032                A              600          609,084

Pennsylvania St Higher Ed Facs Auth Rev
Univ of Scranton(2)                                  5.75%        11/1/2017              AAA            1,000        1,143,590

Pennsylvania St Higher Ed Fac
Auth Drexel Univ                                     6.00%         5/1/2029                A              800          860,216

Pennsylvania St Higher Ed Fac
Auth Moravian College Pj                            5.375%         7/1/2031               AA            1,000        1,027,630

Pennsylvania St Higher Ed Fac
Auth Univ of the Arts(16)                           5.625%        3/15/2025               AA            1,000        1,045,840

Pennsylvania St Higher Ed Fac
Auth Univ of the Arts(16)                            5.75%        3/15/2030               AA              500          534,350

Philadelphia PA Auth Ind Dev
Rev Ed Cmnty Foreign Med Grads(15)                   5.00%         6/1/2015              AAA              250          267,988

State Pub Sch Bldg Auth PA
College Rev(2)                                Zero Coupon         7/15/2014              AAA              295          188,039

State Pub Sch Bldg Auth PA
College Rev(2)                                Zero Coupon         7/15/2015              AAA              295          178,280

State Pub Sch Bldg Auth PA
College Rev(2)                                Zero Coupon         7/15/2016              AAA              295          168,486

State Pub Sch Bldg Auth PA
Daniel Boone Sch Dist B(15)                          5.00%         4/1/2028              AAA              500          507,550

State Pub Sch Bldg Auth PA
Northhampton Area Cmnty Coll(2)                      5.75%         3/1/2020              AAA            1,775        2,000,816

State Pub Sch Bldg Auth PA
Rev Del Cnty Cmnty College Pj(15)                    5.50%        10/1/2020              AAA              800          873,096

State Pub Sch Bldg Auth PA
Sch Rev Lease-Philadelphia Sch(11)                   5.25%         6/1/2027              AAA            1,000        1,043,830
                                                                                                                 -------------
Total                                                                                                               15,843,247
                                                                                                                 -------------

                        SEE NOTES TO FINANCIAL STATEMENTS.

PENNSYLVANIA TAX-FREE TRUST SEPTEMBER 30, 2003

                                                                                     RATING:        PRINCIPAL
                                                 INTEREST          MATURITY           S&P OR           AMOUNT
INVESTMENTS                                          RATE              DATE       MOODY'S(a)            (000)           VALUE
------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATION 20.53%

Delaware Valley PA Regl Fin
Auth Loc Govt Rev Ser C(2)                           7.75%         7/1/2027              AAA     $      1,000    $   1,383,120

Mifflin Cnty PA(10)                                 5.625%         9/1/2031              AAA            2,500        2,661,400

Montgomery Cnty PA                                   5.00%        9/15/2022              Aaa              625          646,944

Pennsbury PA Sch Dist(10)                            5.50%        1/15/2020              Aaa            1,000        1,099,230

Philadelphia PA Sch Dist Ser A(11)                   5.50%         2/1/2031              AAA              500          529,390

Philadelphia PA Sch Dist Ser A(11)                   5.75%         2/1/2019              AAA              450          506,866

Philadelphia PA Sch Dist Ser A(11)                   5.75%         2/1/2020              AAA              250          279,047

Philadelphia PA Sch Dist Ser A(11)                   5.75%         2/1/2021              AAA              500          556,415

Philadelphia PA Sch Dist Ser A(11)                   5.75%         2/1/2030              AAA            1,250        1,371,038

Philadelphia PA Sch Dist Ser B(10)                  5.625%         8/1/2021              AAA            1,000        1,097,180

Philadelphia PA Sch Dist Ser B(10)                  5.625%         8/1/2022              AAA            1,000        1,091,810

Philadelphia, PA Tax & Rev
Antic Nts                                            2.00%        6/30/2004             MIG1            1,000        1,007,340

Plum Boro PA Sch Dist(10)                            5.25%        9/15/2030              AAA            1,000        1,030,760

Puerto Rico Comwlth Pub Impt Ser A(10)               5.00%         7/1/2032              AAA              750          767,010

Puerto Rico Comwlth Pub Impt Ser A                  5.375%         7/1/2028               A-            2,750        2,852,850

Radnor Twp PA Sch Dist                               5.75%        3/15/2026              Aa3            1,200        1,292,268

Riverside PA Sch Dist(10)                            5.50%       10/15/2020              AAA            1,000        1,091,800

Tredyffrin-Easttown PA Sch Dist                      5.50%        2/15/2017              Aaa            1,000        1,116,570
                                                                                                                 -------------
TOTAL                                                                                                               20,381,038
                                                                                                                 -------------

HEALTHCARE 7.64%

Allegheny Cnty PA Hosp Dev
Catholic Health East Issue                           5.50%       11/15/2032                A            1,750        1,763,615

Chester Cnty PA Hlth & Ed Fac
Auth Hlth Sys Rev RIBs(2)                           10.20%        5/15/2020              AAA            2,600        2,791,724

Delaware Cnty PA Auth Hosp
Rev Crozer Chester Med Ctr(1)(4)                    5.375%        12/1/2018                A            1,000        1,042,430

Puerto Rico Ind Tourist Ed
Med Mutuo Oblig Grp Ser A(15)                        6.25%         7/1/2024              AAA              850          915,373

York Cnty PA Hosp Auth Rev
York Hosp(2)                                         5.25%         7/1/2017              AAA            1,000        1,071,830
                                                                                                                 -------------
TOTAL                                                                                                                7,584,972
                                                                                                                 -------------

HOUSING 1.09%

Pennsylvania Hsg Fin Agy Sing
Fam Mtg Ser 41-B AMT                                 6.65%         4/1/2025              AA+              510          522,770

                        SEE NOTES TO FINANCIAL STATEMENTS.

PENNSYLVANIA TAX-FREE TRUST SEPTEMBER 30, 2003

                                                                                     RATING:        PRINCIPAL
                                                 INTEREST          MATURITY           S&P OR           AMOUNT
INVESTMENTS                                          RATE              DATE       MOODY'S(a)            (000)           VALUE
------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Hsg Fin Agy Sing
Fam Mtg Ser 42 AMT                                   6.85%         4/1/2025              AA+     $        540    $    557,615
                                                                                                                 -------------
TOTAL                                                                                                                1,080,385
                                                                                                                 -------------

INDUSTRIAL 4.97%

Allegheny Cnty PA Ind Dev
Auth Rev Envr Impt USX Pj                            6.10%        7/15/2020             BBB+            1,000        1,027,090

Bradford Cnty PA Ind Dev Auth
Intl Paper Co Pj Ser A AMT                           6.60%         3/1/2019              BBB            1,250        1,302,087

Philadelphia PA Auth For Ind
Dev Lease Rev Ser B(11)                             5.125%        10/1/2026              AAA            1,000        1,021,310

York Cnty PA Ind Dev Auth
Poll Ctrl Rev Svc Elec & Gas Ser A(15)               6.45%        10/1/2019              AAA            1,475        1,579,238
                                                                                                                 -------------
TOTAL                                                                                                                4,929,725
                                                                                                                 -------------

LEASE 1.85%

West Middlesex Area Sch Dist
PA Cap Apprec Ser A(11)                       Zero Coupon         6/15/2032              AAA              935          204,887

York PA Gen Auth Gtd Rev York
City Recreation Corp(2)                              5.50%         5/1/2018              AAA            1,475        1,635,642
                                                                                                                 -------------
TOTAL                                                                                                                1,840,529
                                                                                                                 -------------

MISCELLANEOUS 5.26%

Allegheny Cnty PA Redev Auth
Tax Inc Rev Wtrfrt Pj Ser A                          6.30%       12/15/2018               A-(c)         1,000        1,112,270

Montgomery Cnty PA Ind Dev
Auth Rev Hill Sch Pj(15)                             5.35%        8/15/2027              Aaa            2,250        2,314,643

Washington Cnty PA Auth Rev
Cap Fdg Rev Pj & Equip Prog(2)                       6.15%        12/1/2029              AAA            1,525        1,799,225
                                                                                                                 -------------
TOTAL                                                                                                                5,226,138
                                                                                                                 -------------

PRE-REFUNDED 18.42%

Allegheny Cnty PA Port Auth
Sp Rev Transn(15)                                    6.00%         3/1/2013              AAA            2,000        2,377,480

Allegheny Cnty PA Port Auth
Sp Rev Transn(15)                                   6.125%         3/1/2029              AAA              500          597,520

Bethlehem PA Area Sch Dist(15)                       6.00%         3/1/2016              AAA            1,000        1,111,700

Childrens Trust Fund PR                              6.00%         7/1/2026              AAA              750          893,993

Pennsylvania Conv Ctr Auth
Rev Ser A ETM(10)                                    6.70%         9/1/2016              AAA              855        1,064,877

                        SEE NOTES TO FINANCIAL STATEMENTS.

PENNSYLVANIA TAX-FREE TRUST SEPTEMBER 30, 2003

                                                                                     RATING:        PRINCIPAL
                                                 INTEREST          MATURITY           S&P OR           AMOUNT
INVESTMENTS                                          RATE              DATE       MOODY'S(a)            (000)           VALUE
------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Intergovt Coop
Auth Spl Tax Rev Funding Prog(10)                    6.75%        6/15/2021              AAA     $      2,000    $   2,193,320

Philadelphia PA Gas Wks Rev
Twelfth Ser B ETM(15)                                7.00%        5/15/2020              AAA            2,220        2,840,113

Puerto Rico Comwlth                                  6.45%         7/1/2017              AAA            1,900        2,006,343

Puerto Rico Comwlth(15)(14)                          6.45%         7/1/2017              AAA              700          739,179

Puerto Rico Comwlth Hwy
Transn Auth Hwy Rev Ser Y                            5.50%         7/1/2026                A            1,000        1,127,910

Puerto Rico Elec Pwr Auth Rev Ser X                  6.00%         7/1/2015              Aaa            1,000        1,106,820

Puerto Rico Elec Pwr Auth Rev Ser X                 6.125%         7/1/2021              Aaa              500          554,485

Puerto Rico Elec Pwr Auth
Ser T RIBs(11)                                     11.486%         7/1/2018              AAA            1,500        1,677,135
                                                                                                                 -------------
TOTAL                                                                                                               18,290,875
                                                                                                                 -------------

TRANSPORTATION 17.70%

Allegheny Cnty PA Arpt Rev(15)                       5.00%         1/1/2017              AAA            1,000        1,039,630

Delaware River Port Auth PA &
NJ Ref Port Dist Pj Ser A(11)                        5.20%         1/1/2027              AAA            1,000        1,035,160

Delaware River Port Auth PA &
NJ Rev(11)                                           6.00%         1/1/2019              AAA            1,000        1,144,510

Pennsylvania St Tpk Comm Oil
Franchise Tax Rev Sub-Ser B(15)                      5.00%        12/1/2031              AAA            1,000        1,012,660

Pennsylvania St Tpk Commn(2)                         5.50%        7/15/2033              AAA            3,000        3,240,780

Puerto Rico Comwlth Hwy & Ser G(10)                  5.25%         7/1/2020              AAA            1,000        1,093,230

Puerto Rico Comwlth Hwy &
Transn Auth Rev PMD Ser B                            6.00%         7/1/2026                A              500          529,410

Puerto Rico Comwlth Hwy &
Transn Auth Rev Rites RIBs                          9.853%         1/1/2010               NR            2,750        3,192,530

Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser D                                5.75%         7/1/2041                A            2,000        2,160,920

Puerto Rico Comwlth Hwy
Transn Auth Hwy Rev Ser Y                            5.50%         7/1/2036                A            2,000        2,118,440

Puerto Rico Port Auth Rev Ser D AMT(10)              7.00%         7/1/2014              AAA            1,000        1,002,890
                                                                                                                 -------------
TOTAL                                                                                                               17,570,160
                                                                                                                 -------------

WATER/SEWER 4.49%

Allegheny Cnty PA San Auth Swr Rev(15)              5.375%        12/1/2024              AAA            2,000        2,109,640

Bucks Cnty PA Wtr & Swr Auth
Neshaminy Interceptor Swr Sys(2)                     5.50%         6/1/2017              Aaa              465          513,118

                        SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (CONCLUDED)
PENNSYLVANIA TAX-FREE TRUST SEPTEMBER 30, 2003

                                                                                     RATING:        PRINCIPAL
                                                 INTEREST          MATURITY           S&P OR           AMOUNT
INVESTMENTS                                          RATE              DATE       MOODY'S(a)            (000)            VALUE
------------------------------------------------------------------------------------------------------------------------------
Bucks Cnty PA Wtr & Swr Auth
Rev Ser A(2)                                         5.00%         6/1/2024              AAA     $      1,000    $   1,021,080

North Huntingdon Township PA(2)                      5.25%         4/1/2019              AAA              760          810,350
                                                                                                                 -------------
TOTAL                                                                                                                4,454,188
                                                                                                                 -------------
TOTAL MUNICIPAL BONDS (Cost $91,066,532)                                                                         $  97,201,257
==============================================================================================================================

(a) Unaudited.
(b) This investment has not been rated by an independent ratings service but is, in Lord, Abbett & Co. LLC's opinion, of comparable quality to the rating shown.
(c) This investment has been rated by Fitch IBCA.
(d) Security purchased on a when-issued basis.
 ** Deferred-interest municipals pay no interest for a stipulated number of years, after which they pay a predetermined interest rate.
  # Variable rate security. This interest rate represents the rate at September
    30, 2003.
  + Restricted security under Rule 144A.
AMT-Income from the security may be subject to Alternative Minimum Tax. ETM-Escrow to Maturity.
GTD-Guaranteed.
Pre-refunded Bonds-A second bond has been issued in order to pay off the first bond issue. Proceeds from the sale of the second bond are held in an "escrow fund" consisting of U.S. Government debt until the first bond issue reaches maturity.
PSF-Permanent School Fund.
RIBs-Residual Interest Bond. The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate represents the rate at September 30, 2003.
NR-Not Rated.

Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency:
 (1) American Capital Asset
 (2) American Municipal Bond Assurance Corporation
 (3) Bond Investors Guaranty
 (4) Certificate Bond Insurance
 (5) College Construction Loan Insurance Association
 (6) Custodian Receipt
 (7) Federal Home Loan Mortgage Corporation
 (8) Federal Housing Administration
 (9) Federal National Mortgage Association
(10) Financial Guaranty Insurance Company
(11) Financial Security Assurance, Inc.
(12) Government National Mortgage Association
(13) Government National Mortgage Association/Federal National Mortgage Association
(14) Insurance Bond Certificate
(15) Municipal Bond Investors Assurance
(16) Radian Asset Assurance
(17) Temporary Custodian Receipts
(18) XL Capital Assurance, Inc.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2003

                                                      NATIONAL     CALIFORNIA
ASSETS:
 Investment in securities, at cost               $ 574,135,163  $ 183,795,260
-----------------------------------------------------------------------------
 Investment in securities, at value              $ 606,082,471  $ 192,373,361
 Cash                                                  921,709          5,282
 Receivables:
   Interest and dividends                            8,366,393      2,619,429
   Investment securities sold                       34,767,185      3,539,939
   Capital shares sold                                 164,799         50,155
 Prepaid expenses and other assets                      41,694         19,953
-----------------------------------------------------------------------------
 TOTAL ASSETS                                      650,344,251    198,608,119
-----------------------------------------------------------------------------
LIABILITIES:
 Payables:
   Investment securities purchased                  42,394,733      2,967,686
   Capital shares reacquired                           670,903        178,513
   Management fees                                     245,351         78,623
   12b-1 distribution fees                             282,708         93,456
   Fund administration                                  20,924          6,755
   Directors' fees                                     293,927        172,814
   To bank                                                   -              -
 Dividends payable                                   1,964,535        644,073
 Accrued expenses and other liabilities                181,509        127,132
-----------------------------------------------------------------------------
 TOTAL LIABILITIES                                  46,054,590      4,269,052
=============================================================================
NET ASSETS                                       $ 604,289,661  $ 194,339,067
-----------------------------------------------------------------------------
COMPOSITION OF NET ASSETS:
Paid-in capital                                  $ 589,993,940  $ 190,369,553
Distributions in excess of net investment income    (1,835,360)      (139,549)
Accumulated net realized loss on investments       (15,816,227)    (4,469,038)
Net unrealized appreciation on investments          31,947,308      8,578,101
-----------------------------------------------------------------------------
NET ASSETS                                       $ 604,289,661  $ 194,339,067
=============================================================================
NET ASSETS BY CLASS:
Class A Shares                                   $ 515,694,305  $ 178,155,855
Class B Shares                                   $  39,121,677              -
Class C Shares                                   $  49,473,679  $  16,183,212

OUTSTANDING SHARES BY CLASS:
Class A Shares                                      44,832,960     16,501,997
Class B Shares                                       3,393,938              -
Class C Shares                                       4,295,184      1,498,124

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SHARE (NET ASSETS DIVIDED BY OUTSTANDING
   SHARES):

Class A Shares-Net asset value                   $       11.50  $       10.80
Class A Shares-Maximum offering price
   (Net asset value plus sales charge of 3.25%)  $       11.89  $       11.16
Class B Shares-Net asset value                   $       11.53              -
Class C Shares-Net asset value                   $       11.52  $       10.80
=============================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                   CONNECTICUT         HAWAII      MINNESOTA       MISSOURI     NEW JERSEY
ASSETS:
 Investment in securities, at cost               $  91,126,230  $  68,141,741  $  32,576,883  $ 142,763,494  $ 143,721,432
--------------------------------------------------------------------------------------------------------------------------
 Investment in securities, at value              $  96,408,728  $  73,293,352  $  34,164,114  $ 150,656,131  $ 153,057,976
 Cash                                                    2,976        979,797      2,970,303      2,005,600              -
 Receivables:
   Interest and dividends                            1,403,541      1,070,959        403,002      2,201,211      2,110,755
   Investment securities sold                                -         81,420         12,000        215,756         40,977
   Capital shares sold                                     554         22,570         65,970         31,101        134,365
 Prepaid expenses and other assets                       4,837         26,275             92         32,283         23,972
--------------------------------------------------------------------------------------------------------------------------
 TOTAL ASSETS                                       97,820,636     75,474,373     37,615,481    155,142,082    155,368,045
--------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
 Payables:
   Investment securities purchased                     780,144              -        453,517        879,409              -
   Capital shares reacquired                           109,217          2,967              -         95,024        316,626
   Management fees                                      39,375         31,468         14,533         62,145         62,969
   12b-1 distribution fees                              42,900         28,248              -         53,346         72,046
   Fund administration                                   2,939          2,608          1,244          5,309          5,373
   Directors' fees                                      25,699         18,849          1,567         29,359         43,375
   To bank                                                   -              -              -              -        477,296
 Dividends payable                                     316,106        244,376        113,342        481,606        538,535
 Accrued expenses and other liabilities                 34,936         28,924         15,529         47,806         54,803
--------------------------------------------------------------------------------------------------------------------------
 TOTAL LIABILITIES                                   1,351,316        357,440        599,732      1,654,004      1,571,023
==========================================================================================================================
NET ASSETS                                       $  96,469,320  $  75,116,933  $  37,015,749  $ 153,488,078  $ 153,797,022
--------------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS:
Paid-in capital                                  $  93,400,696  $  73,884,177  $  36,246,432  $ 146,691,481  $ 150,631,633
Distributions in excess of net investment income      (164,899)      (252,486)      (114,910)      (171,343)      (439,953)
Accumulated net realized loss on investments        (2,048,975)    (3,666,369)      (703,004)      (924,697)    (5,731,202)
Net unrealized appreciation on investments           5,282,498      5,151,611      1,587,231      7,892,637      9,336,544
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                       $  96,469,320  $  75,116,933  $  37,015,749  $ 153,488,078  $ 153,797,022
==========================================================================================================================
NET ASSETS BY CLASS:
Class A Shares                                   $  96,469,320  $  75,116,933  $  37,015,749  $ 153,488,078  $ 153,797,022
Class B Shares                                               -              -              -              -              -
Class C Shares                                               -              -              -              -              -

OUTSTANDING SHARES BY CLASS:
Class A Shares                                       9,145,143     14,775,064      7,198,342     28,654,507     29,555,813
Class B Shares                                               -              -              -              -              -
Class C Shares                                               -              -              -              -              -

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SHARE (NET ASSETS DIVIDED BY OUTSTANDING
   SHARES):

Class A Shares-Net asset value                   $       10.55  $        5.08  $        5.14  $        5.36  $        5.20
Class A Shares-Maximum offering price
   (Net asset value plus sales charge of 3.25%)  $       10.90  $        5.25  $        5.31  $        5.54  $        5.37
Class B Shares-Net asset value                               -              -              -              -              -
Class C Shares-Net asset value                               -              -              -              -              -
==========================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

September 30, 2003

                                                         NEW YORK           TEXAS
ASSETS:
 Investment in securities, at cost                 $  240,066,200  $   70,378,331
---------------------------------------------------------------------------------
 Investment in securities, at value                $  257,738,545  $   78,241,022
 Cash                                                       9,235           4,567
 Receivables:
   Interest and dividends                               3,742,047       1,293,024
   Investment securities sold                                   -               -
   Capital shares sold                                    124,565          64,899
   From Lord, Abbett & Co. LLC                                  -               -
 Prepaid expenses and other assets                         12,327          19,369
---------------------------------------------------------------------------------
 TOTAL ASSETS                                         261,626,719      79,622,881
---------------------------------------------------------------------------------
LIABILITIES:
 Payables:
   Investment securities purchased                        506,505               -
   Capital shares reacquired                              229,718           7,200
   Management fees                                        104,937          32,045
   12b-1 distribution fees                                122,873          67,022
   Fund administration                                      8,963           2,831
   Directors'/Trustees' fees                              144,878          31,691
 Dividends payable                                        896,670         267,164
 Accrued expenses and other liabilities                    80,078          29,444
---------------------------------------------------------------------------------
 TOTAL LIABILITIES                                      2,094,622         437,397
=================================================================================
NET ASSETS                                         $  259,532,097  $   79,185,484
=================================================================================
COMPOSITION OF NET ASSETS:

Paid-in capital                                    $  246,729,575  $   75,399,683
Undistributed (distributions in excess of)
  net investment income                                  (920,238)       (189,178)
Accumulated net realized loss on investments           (3,949,585)     (3,887,712)
Net unrealized appreciation on investments             17,672,345       7,862,691
---------------------------------------------------------------------------------
NET ASSETS                                         $  259,532,097  $   79,185,484
=================================================================================
NET ASSETS BY CLASS:
Class A Shares                                     $  247,153,418  $   79,185,484
Class B Shares                                                  -               -
Class C Shares                                     $   12,378,679               -
Class P Shares                                                  -               -

OUTSTANDING SHARES BY CLASS:
Class A Shares                                         21,643,637       7,644,705
Class B Shares                                                  -               -
Class C Shares                                          1,084,265               -
Class P Shares                                                  -               -

NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE (NET ASSETS DIVIDED BY
  OUTSTANDING SHARES):

Class A Shares-Net asset value                     $        11.42  $        10.36
Class A Shares-Maximum offering price
  (Net asset value plus sales charge of 3.25%)     $        11.80  $        10.71
Class B Shares-Net asset value                                  -               -
Class C Shares-Net asset value                     $        11.42               -
Class P Shares-Net asset value                                  -               -
=================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                       INSURED
                                                       WASHINGTON    INTERMEDIATE         FLORIDA
ASSETS:
 Investment in securities, at cost                 $   45,652,838  $    3,920,969  $   81,652,553
-------------------------------------------------------------------------------------------------
 Investment in securities, at value                $   49,117,510  $    4,006,928  $   89,083,210
 Cash                                                      29,678         276,159          36,896
 Receivables:
   Interest and dividends                                 754,276          41,781       1,487,685
   Investment securities sold                             770,100               -       4,829,691
   Capital shares sold                                    102,800         305,292          20,322
   From Lord, Abbett & Co. LLC                                  -          47,630               -
 Prepaid expenses and other assets                            159             350             515
-------------------------------------------------------------------------------------------------
 TOTAL ASSETS                                          50,774,523       4,678,140      95,458,319
-------------------------------------------------------------------------------------------------
LIABILITIES:
 Payables:
   Investment securities purchased                              -         326,337      10,198,291
   Capital shares reacquired                               37,951               -          23,803
   Management fees                                         21,279           1,286          34,680
   12b-1 distribution fees                                      -           1,322          44,487
   Fund administration                                      1,726             114           2,931
   Directors'/Trustees' fees                               16,155             663          38,812
 Dividends payable                                        178,752           6,905         280,478
 Accrued expenses and other liabilities                    22,095          33,748          42,946
-------------------------------------------------------------------------------------------------
 TOTAL LIABILITIES                                        277,958         370,375      10,666,428
=================================================================================================
NET ASSETS                                         $   50,496,565  $    4,307,765  $   84,791,891
=================================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                    $   49,135,533  $    4,294,816  $   85,104,740
Undistributed (distributions in excess of)
  net investment income                                   386,456           1,658        (167,738)
Accumulated net realized loss on investments           (2,490,096)        (74,668)     (7,575,768)
Net unrealized appreciation on investments              3,464,672          85,959       7,430,657
-------------------------------------------------------------------------------------------------
NET ASSETS                                         $   50,496,565  $    4,307,765  $   84,791,891
=================================================================================================
NET ASSETS BY CLASS:
Class A Shares                                     $   50,496,565  $    3,672,488  $   78,277,738
Class B Shares                                                  -  $      311,808               -
Class C Shares                                                  -  $      313,486  $    6,514,153
Class P Shares                                                  -  $        9,983               -

OUTSTANDING SHARES BY CLASS:
Class A Shares                                          9,699,730         369,499      16,045,904
Class B Shares                                                  -          31,397               -
Class C Shares                                                  -          31,576       1,333,072
Class P Shares                                                  -           1,004               -

NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE (NET ASSETS DIVIDED BY
  OUTSTANDING SHARES):

Class A Shares-Net asset value                     $         5.21  $         9.94  $         4.88
Class A Shares-Maximum offering price
  (Net asset value plus sales charge of 3.25%)     $         5.39  $        10.27  $         5.04
Class B Shares-Net asset value                                  -  $         9.93               -
Class C Shares-Net asset value                                  -  $         9.93  $         4.89
Class P Shares-Net asset value                                  -  $         9.94               -
=================================================================================================

                                                          GEORGIA        MICHIGAN    PENNSYLVANIA
ASSETS:
 Investment in securities, at cost                 $   79,694,919  $   61,724,411  $   91,066,532
-------------------------------------------------------------------------------------------------
 Investment in securities, at value                $   83,578,675  $   66,757,481  $   97,201,257
 Cash                                                     967,278         929,180       1,054,771
 Receivables:
   Interest and dividends                               1,331,803       1,159,902       1,388,680
   Investment securities sold                             104,171               -          65,000
   Capital shares sold                                     13,317         100,868          86,666
   From Lord, Abbett & Co. LLC                                  -               -               -
 Prepaid expenses and other assets                            236               -           2,667
-------------------------------------------------------------------------------------------------
 TOTAL ASSETS                                          85,995,480      68,947,431      99,799,041
-------------------------------------------------------------------------------------------------
LIABILITIES:
 Payables:
   Investment securities purchased                              -               -               -
   Capital shares reacquired                              207,735         362,778          37,718
   Management fees                                         34,419          27,779          40,202
   12b-1 distribution fees                                      -               -          46,295
   Fund administration                                      2,953           2,367           3,429
   Directors'/Trustees' fees                                1,734           9,579          20,360
 Dividends payable                                        265,339         218,450         323,582
 Accrued expenses and other liabilities                    42,653          36,905          47,833
-------------------------------------------------------------------------------------------------
 TOTAL LIABILITIES                                        554,833         657,858         519,419
=================================================================================================
NET ASSETS                                         $   85,440,647  $   68,289,573  $   99,279,622
=================================================================================================
COMPOSITION OF NET ASSETS:

Paid-in capital                                    $   81,667,279  $   65,391,301  $   94,552,129
Undistributed (distributions in excess of)
  net investment income                                    41,241        (228,030)       (343,942)
Accumulated net realized loss on investments             (151,629)     (1,906,768)     (1,063,290)
Net unrealized appreciation on investments              3,883,756       5,033,070       6,134,725
-------------------------------------------------------------------------------------------------
NET ASSETS                                         $   85,440,647  $   68,289,573  $   99,279,622
=================================================================================================
NET ASSETS BY CLASS:
Class A Shares                                     $   85,440,647  $   68,289,573  $   99,279,622
Class B Shares                                                  -               -               -
Class C Shares                                                  -               -               -
Class P Shares                                                  -               -               -
OUTSTANDING SHARES BY CLASS:
Class A Shares                                         15,181,731      12,746,023      18,837,413
Class B Shares                                                  -               -               -
Class C Shares                                                  -               -               -
Class P Shares                                                  -               -               -
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE (NET ASSETS DIVIDED BY
  OUTSTANDING SHARES):
Class A Shares-Net asset value                     $         5.63  $         5.36  $         5.27
Class A Shares-Maximum offering price
  (Net asset value plus sales charge of 3.25%)     $         5.82  $         5.54  $         5.45
Class B Shares-Net asset value                                  -               -               -
Class C Shares-Net asset value                                  -               -               -
Class P Shares-Net asset value                                  -               -               -
=================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS
For the Year Ended September 30, 2003

                                                      NATIONAL     CALIFORNIA
INVESTMENT INCOME:

Interest                                         $  32,121,068  $  10,507,826
Dividends                                              132,304         26,448
-----------------------------------------------------------------------------
  Total investment income                           32,253,372     10,534,274
-----------------------------------------------------------------------------
EXPENSES:

  Management fees                                    3,038,541      1,001,875
  12b-1 distribution plan-Class A                    1,797,559        662,145
  12b-1 distribution plan-Class B                      387,857              -
  12b-1 distribution plan-Class C                      469,697        155,630
  Shareholder servicing                                306,960         94,455
  Market data                                           51,371         17,439
  Professional                                          96,824         37,604
  Reports to shareholders                               56,404         19,126
  Fund accounting                                       17,292         12,107
  Fund administration                                  180,534         59,536
  Custody                                               35,094         14,273
  Directors' fees                                       19,710          6,460
  Registration                                          60,297          9,228
  Other                                                      -          2,031
-----------------------------------------------------------------------------
  Gross expenses                                     6,518,140      2,091,909
  Expense reductions                                   (10,749)        (4,575)
-----------------------------------------------------------------------------
NET EXPENSES                                         6,507,391      2,087,334
-----------------------------------------------------------------------------
NET INVESTMENT INCOME                               25,745,981      8,446,940
-----------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS):

Net realized loss on investments                    (3,633,689)    (1,186,273)
Net change in unrealized
  appreciation/depreciation on investments          (7,999,689)    (5,697,202)
=============================================================================
NET REALIZED AND UNREALIZED LOSS                   (11,633,378)    (6,883,475)
=============================================================================
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                $  14,112,603  $   1,563,465
=============================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                   CONNECTICUT         HAWAII      MINNESOTA       MISSOURI     NEW JERSEY
INVESTMENT INCOME:

Interest                                         $   5,273,061  $   3,952,587  $   1,474,500  $   7,700,032  $   8,733,600
Dividends                                                7,835              -              -              -         14,424
--------------------------------------------------------------------------------------------------------------------------
  Total investment income                            5,280,896      3,952,587      1,474,500      7,700,032      8,748,024
--------------------------------------------------------------------------------------------------------------------------
EXPENSES:

  Management fees                                      494,330        380,865        156,207        741,604        797,266
  12b-1 distribution plan-Class A                      351,430        268,236              -        529,899        572,390
  12b-1 distribution plan-Class B                            -              -              -              -              -
  12b-1 distribution plan-Class C                            -              -              -              -              -
  Shareholder servicing                                 48,487         35,539         18,048         88,325         76,454
  Market data                                            8,638          5,889          2,665          9,818         13,963
  Professional                                          21,849         18,344         10,853         28,676         31,647
  Reports to shareholders                                9,362          7,116          2,572         13,282         15,345
  Fund accounting                                       11,701          9,127         11,696         11,251         13,936
  Fund administration                                   29,320         22,655          9,321         44,102         47,452
  Custody                                                7,253         11,474          7,260         13,030         11,574
  Directors' fees                                        3,059          2,215            774          4,022          5,000
  Registration                                           5,336          2,653          4,592          8,550          4,535
  Other                                                  4,586              -              -              -              -
--------------------------------------------------------------------------------------------------------------------------
  Gross expenses                                       995,351        764,113        223,988      1,492,559      1,589,562
  Expense reductions                                    (2,313)       (10,400)        (9,750)       (18,931)        (3,290)
--------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                           993,038        753,713        214,238      1,473,628      1,586,272
--------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                4,287,858      3,198,874      1,260,262      6,226,404      7,161,752
--------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS):

Net realized loss on investments                      (337,794)    (1,515,044)      (135,034)       (64,372)    (2,262,823)
Net change in unrealized
  appreciation/depreciation on investments          (1,137,773)      (307,015)       (12,332)    (1,636,391)    (2,907,312)
==========================================================================================================================
NET REALIZED AND UNREALIZED LOSS                    (1,475,567)    (1,822,059)      (147,366)    (1,700,763)    (5,170,135)
==========================================================================================================================
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                $   2,812,291  $   1,376,815  $   1,112,896  $   4,525,641  $   1,991,617
==========================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

For the Year Ended September 30, 2003

                                                          NEW YORK           TEXAS
INVESTMENT INCOME:

Interest                                            $   14,051,454  $    4,336,281
Dividends                                                   32,954          27,863
----------------------------------------------------------------------------------
  Total investment income                               14,084,408       4,364,144
----------------------------------------------------------------------------------
EXPENSES:

Management fees                                          1,281,043         399,392
12b-1 distribution plan-Class A                            799,751         292,554
12b-1 distribution plan-Class B                                  -               -
12b-1 distribution plan-Class C                            105,421               -
12b-1 distribution plan-Class P                                  -               -
Shareholder servicing                                      133,450          42,599
Market data                                                 22,115           7,004
Professional                                                45,554          18,843
Reports to shareholders                                     24,321           7,511
Fund accounting                                             12,019          11,646
Fund administration                                         76,314          23,736
Custody                                                     12,250           4,160
Directors'/Trustees' fees                                    7,785           2,415
Registration                                                 9,197           5,650
Offering                                                         -               -
Other                                                            -           3,061
----------------------------------------------------------------------------------
Gross expenses                                           2,529,220         818,571
  Expense reductions                                        (4,519)         (2,063)
  12b-1 distribution plan-Class A reimbursement                  -               -
  Expenses assumed by Lord, Abbett & Co. LLC                     -               -
  Management fee waived                                          -               -
----------------------------------------------------------------------------------
NET EXPENSES                                             2,524,701         816,508
----------------------------------------------------------------------------------
NET INVESTMENT INCOME                                   11,559,707       3,547,636
----------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments                          (106,572)       (545,423)
Net change in unrealized
  appreciation/depreciation on investments              (4,912,170)       (462,922)
==================================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS)                 (5,018,742)     (1,008,345)
==================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                        $    6,540,965  $    2,539,291
==================================================================================

*For the period June 23,2003 (commencement of investment operations) to September 30,2003.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                       INSURED
                                                        WASHINGTON   INTERMEDIATE*         FLORIDA
INVESTMENT INCOME:

Interest                                            $    2,645,982  $       20,826  $    4,672,675
Dividends                                                   17,553             384          22,047
--------------------------------------------------------------------------------------------------
  Total investment income                                2,663,535          21,210       4,694,722
--------------------------------------------------------------------------------------------------
EXPENSES:

Management fees                                            248,504           3,590         437,411
12b-1 distribution plan-Class A                                  -           2,483         270,100
12b-1 distribution plan-Class B                                  -             253               -
12b-1 distribution plan-Class C                                  -             606          60,030
12b-1 distribution plan-Class P                                  -              12               -
Shareholder servicing                                       32,823             482          53,323
Market data                                                  4,378             298           7,887
Professional                                                14,034          34,550          35,593
Reports to shareholders                                      4,534           6,982           8,340
Fund accounting                                              8,608               -          11,661
Fund administration                                         14,781             319          25,971
Custody                                                      2,756           1,153           6,321
Directors'/Trustees' fees                                    1,427             667           2,821
Registration                                                 6,833           1,070           4,489
Offering                                                         -          17,280               -
Other                                                            -           2,981          27,259
--------------------------------------------------------------------------------------------------
Gross expenses                                             338,678          72,726         951,206
  Expense reductions                                        (1,903)              -          (2,257)
  12b-1 distribution plan-Class A reimbursement                  -            (709)              -
  Expenses assumed by Lord, Abbett & Co. LLC                     -         (65,782)              -
  Management fee waived                                          -          (3,590)              -
--------------------------------------------------------------------------------------------------
NET EXPENSES                                               336,775           2,645         948,949
--------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                    2,326,760          18,565       3,745,773
--------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments                          (536,677)        (74,668)     (1,142,594)
Net change in unrealized
  appreciation/depreciation on investments                (528,302)         85,959        (558,447)
==================================================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS)                 (1,064,979)         11,291      (1,701,041)
==================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                        $    1,261,781  $       29,856  $    2,044,732
==================================================================================================

                                                           GEORGIA        MICHIGAN    PENNSYLVANIA
INVESTMENT INCOME:

Interest                                            $    3,868,767  $    3,242,063  $    5,302,381
Dividends                                                        -               -               -
--------------------------------------------------------------------------------------------------
  Total investment income                                3,868,767       3,242,063       5,302,381
--------------------------------------------------------------------------------------------------
EXPENSES:

Management fees                                            391,842         324,518         499,671
12b-1 distribution plan-Class A                                  -               -         246,366
12b-1 distribution plan-Class B                                  -               -               -
12b-1 distribution plan-Class C                                  -               -               -
12b-1 distribution plan-Class P                                  -               -               -
Shareholder servicing                                       47,423          47,907          65,456
Market data                                                  6,282           5,367           8,734
Professional                                                30,057          26,274          39,824
Reports to shareholders                                      6,152           5,398           9,365
Fund accounting                                             12,311           9,740          10,662
Fund administration                                         23,316          19,274          29,707
Custody                                                     10,155          10,891           8,079
Directors'/Trustees' fees                                    1,380           1,522           3,121
Registration                                                 5,461           6,549           5,105
Offering                                                         -               -               -
Other                                                        4,681          13,972          19,564
--------------------------------------------------------------------------------------------------
Gross expenses                                             539,060         471,412         945,654
  Expense reductions                                        (9,601)        (15,453)         (8,523)
  12b-1 distribution plan-Class A reimbursement                  -               -               -
  Expenses assumed by Lord, Abbett & Co. LLC                     -               -               -
  Management fee waived                                          -               -               -
--------------------------------------------------------------------------------------------------
NET EXPENSES                                               529,459         455,959         937,131
--------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                    3,339,308       2,786,104       4,365,250
--------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments                          (151,629)       (128,687)       (299,948)
Net change in unrealized
  appreciation/depreciation on investments                (636,285)       (587,723)     (1,645,092)
==================================================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS)                   (787,914)       (716,410)     (1,945,040)
==================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                        $    2,551,394  $    2,069,694  $    2,420,210
==================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
Year Ended September 30, 2003

INCREASE (DECREASE) IN NET ASSETS                     NATIONAL     CALIFORNIA
OPERATIONS:

Net investment income                            $  25,745,981  $   8,446,940
Net realized loss on investments                    (3,633,689)    (1,186,273)
Net change in unrealized
  appreciation/depreciation on investments          (7,999,689)    (5,697,202)
-----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                   14,112,603      1,563,465
=============================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:

Net investment income
  Class A                                          (23,106,774)    (8,268,393)
  Class B                                           (1,475,958)             -
  Class C                                           (1,798,412)      (602,949)
-----------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                (26,381,144)    (8,871,342)
=============================================================================
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sales of shares                   87,871,238     21,862,214
Reinvestment of distributions                       17,228,752      4,746,343
Cost of shares reacquired                         (100,082,141)   (31,432,216)
-----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE TRANSACTIONS          5,017,849     (4,823,659)
=============================================================================
NET INCREASE (DECREASE) IN NET ASSETS               (7,250,692)   (12,131,536)
=============================================================================
NET ASSETS:

Beginning of year                                  611,540,353    206,470,603
-----------------------------------------------------------------------------
END OF YEAR                                      $ 604,289,661  $ 194,339,067
=============================================================================
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME $  (1,835,360) $    (139,549)
=============================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

INCREASE (DECREASE) IN NET ASSETS                  CONNECTICUT         HAWAII      MINNESOTA       MISSOURI     NEW JERSEY
OPERATIONS:

Net investment income                            $   4,287,858  $   3,198,874  $   1,260,262  $   6,226,404  $   7,161,752
Net realized loss on investments                      (337,794)    (1,515,044)      (135,034)       (64,372)    (2,262,823)
Net change in unrealized
  appreciation/depreciation on investments          (1,137,773)      (307,015)       (12,332)    (1,636,391)    (2,907,312)
--------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                    2,812,291      1,376,815      1,112,896      4,525,641      1,991,617
==========================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:

Net investment income
  Class A                                           (4,356,708)    (3,177,488)    (1,329,120)    (6,009,033)    (7,202,044)
  Class B                                                    -              -              -              -              -
  Class C                                                    -              -              -              -              -
--------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                 (4,356,708)    (3,177,488)    (1,329,120)    (6,009,033)    (7,202,044)
==========================================================================================================================
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sales of shares                    8,277,443      5,689,315     13,529,899     21,797,533     12,943,621
Reinvestment of distributions                        2,133,051      1,718,249      1,074,347      4,742,370      4,120,036
Cost of shares reacquired                          (12,755,193)   (10,478,031)    (4,940,488)   (16,574,053)   (22,789,599)
--------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE TRANSACTIONS         (2,344,699)    (3,070,467)     9,663,758      9,965,850     (5,725,942)
==========================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS               (3,889,116)    (4,871,140)     9,447,534      8,482,458    (10,936,369)
==========================================================================================================================
NET ASSETS:

Beginning of year                                  100,358,436     79,988,073     27,568,215    145,005,620    164,733,391
--------------------------------------------------------------------------------------------------------------------------
END OF YEAR                                      $  96,469,320  $  75,116,933  $  37,015,749  $ 153,488,078  $ 153,797,022
==========================================================================================================================
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME $    (164,899) $    (252,486) $    (114,910) $    (171,343) $    (439,953)
==========================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

Year Ended September 30, 2003


INCREASE (DECREASE) IN NET ASSETS                         NEW YORK           TEXAS
OPERATIONS:

Net investment income                               $   11,559,707  $    3,547,636
Net realized loss on investments                          (106,572)       (545,423)
Net change in unrealized
  appreciation/depreciation on investments              (4,912,170)       (462,922)
----------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                        6,540,965       2,539,291
==================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:

Net investment income
  Class A                                              (11,283,897)     (3,451,579)
  Class B                                                        -               -
  Class C                                                 (421,949)              -
  Class P                                                        -               -
Net realized gain
  Class A                                                        -               -
----------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                    (11,705,846)     (3,451,579)
==================================================================================
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sales of shares                       39,026,822       5,794,790
Reinvestment of distributions                            6,958,868       2,443,223
Cost of shares reacquired                              (42,918,061)     (9,508,780)
----------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE TRANSACTIONS              3,067,629      (1,270,767)
==================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                   (2,097,252)     (2,183,055)
==================================================================================
NET ASSETS:

Beginning of period                                    261,629,349      81,368,539
----------------------------------------------------------------------------------
END OF PERIOD                                       $  259,532,097  $   79,185,484
==================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
  NET INVESTMENT INCOME                             $     (920,238) $     (189,178)
==================================================================================

*For the period June 23,2003 (commencement of investment operations) to September 30,2003.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                        INSURED
INCREASE (DECREASE) IN NET ASSETS                       WASHINGTON   INTERMEDIATE*         FLORIDA
OPERATIONS:

Net investment income                               $    2,326,760  $       18,565  $    3,745,773
Net realized loss on investments                          (536,677)        (74,668)     (1,142,594)
Net change in unrealized
  appreciation/depreciation on investments                (528,302)         85,959        (558,447)
--------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                        1,261,781          29,856       2,044,732
==================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:

Net investment income
  Class A                                               (2,382,580)        (17,525)     (3,594,847)
  Class B                                                        -            (538)              -
  Class C                                                        -          (1,178)       (226,244)
  Class P                                                        -             (60)              -
Net realized gain
  Class A                                                        -               -               -
--------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                     (2,382,580)        (19,301)     (3,821,091)
==================================================================================================
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sales of shares                        7,523,395       4,290,634       8,839,350
Reinvestment of distributions                            1,662,262          11,784       1,593,473
Cost of shares reacquired                               (6,616,919)         (5,208)    (14,116,455)
--------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE TRANSACTIONS              2,568,738       4,297,210      (3,683,632)
==================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                    1,447,939       4,307,765      (5,459,991)
==================================================================================================
NET ASSETS:

Beginning of period                                     49,048,626               -      90,251,882
--------------------------------------------------------------------------------------------------
END OF PERIOD                                       $   50,496,565  $    4,307,765  $   84,791,891
==================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
  NET INVESTMENT INCOME                             $      386,456  $        1,658  $     (167,738)
==================================================================================================

INCREASE (DECREASE) IN NET ASSETS                          GEORGIA        MICHIGAN    PENNSYLVANIA
OPERATIONS:

Net investment income                               $    3,339,308  $    2,786,104  $    4,365,250
Net realized loss on investments                          (151,629)       (128,687)       (299,948)
Net change in unrealized
  appreciation/depreciation on investments                (636,285)       (587,723)     (1,645,092)
--------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                        2,551,394       2,069,694       2,420,210
==================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:

Net investment income
  Class A                                               (3,203,266)     (2,853,218)     (4,360,779)
  Class B                                                        -               -               -
  Class C                                                        -               -               -
  Class P                                                        -               -               -
Net realized gain
  Class A                                                 (214,585)              -               -
--------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                     (3,417,851)     (2,853,218)     (4,360,779)
==================================================================================================
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sales of shares                       29,415,648      19,167,974       9,858,382
Reinvestment of distributions                            2,740,742       1,886,197       2,139,148
Cost of shares reacquired                              (15,685,717)    (10,612,775)    (12,279,254)
--------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE TRANSACTIONS             16,470,673      10,441,396        (281,724)
==================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                   15,604,216       9,657,872      (2,222,293)
==================================================================================================
NET ASSETS:

Beginning of period                                     69,836,431      58,631,701     101,501,915
--------------------------------------------------------------------------------------------------
END OF PERIOD                                       $   85,440,647  $   68,289,573  $   99,279,622
==================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
  NET INVESTMENT INCOME                             $       41,241  $     (228,030) $     (343,942)
==================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
Year Ended September 30, 2002

INCREASE (DECREASE) IN NET ASSETS                     NATIONAL     CALIFORNIA
OPERATIONS:

Net investment income                            $  27,146,448  $   9,507,076
Net realized gain on investments                     3,472,516        245,780
Net change in unrealized
  appreciation/depreciation on investments          17,539,926      4,841,134
-----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                   48,158,890     14,593,990
=============================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM NET
  INVESTMENT INCOME:

  Class A                                          (24,360,519)    (8,729,491)
  Class B                                           (1,306,098)             -
  Class C                                           (1,629,500)      (501,001)
-----------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                (27,296,117)    (9,230,492)
=============================================================================
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sales of shares                  112,022,029     25,394,908
Reinvestment of distributions                       17,554,600      5,008,377
Cost of shares reacquired                         (117,659,510)   (33,511,579)
-----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL SHARE TRANSACTIONS                   11,917,119     (3,108,294)
=============================================================================
NET INCREASE (DECREASE) IN NET ASSETS               32,779,892      2,255,204
=============================================================================
NET ASSETS:

Beginning of year                                  578,760,461    204,215,399
-----------------------------------------------------------------------------
END OF YEAR                                      $ 611,540,353  $ 206,470,603
=============================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
  NET INVESTMENT INCOME                          $  (1,909,201) $     284,853
=============================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

INCREASE (DECREASE) IN NET ASSETS                  CONNECTICUT         HAWAII      MINNESOTA       MISSOURI     NEW JERSEY
OPERATIONS:

Net investment income                            $   4,751,298  $   3,411,857  $   1,220,309  $   5,963,454  $   7,597,934
Net realized gain on investments                       749,305        382,498         30,099      1,018,147        977,977
Net change in unrealized
  appreciation/depreciation on investments           2,855,223      2,514,391        883,643      3,322,968      3,901,863
--------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                    8,355,826      6,308,746      2,134,051     10,304,569     12,477,774
==========================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM NET
  INVESTMENT INCOME:

  Class A                                           (4,666,381)    (3,493,168)    (1,196,122)    (5,909,705)    (7,410,189)
  Class B                                                    -              -              -              -              -
  Class C                                                    -              -              -              -              -
--------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                 (4,666,381)    (3,493,168)    (1,196,122)    (5,909,705)    (7,410,189)
==========================================================================================================================
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sales of shares                    8,823,698     12,019,332      4,846,903     17,602,461     16,690,884
Reinvestment of distributions                        2,147,736      1,827,196        956,958      4,539,731      4,254,272
Cost of shares reacquired                          (15,544,316)    (7,695,736)    (3,881,976)   (11,653,711)   (21,450,389)
--------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL SHARE TRANSACTIONS                   (4,572,882)     6,150,792      1,921,885     10,488,481       (505,233)
==========================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                 (883,437)     8,966,370      2,859,814     14,883,345      4,562,352
==========================================================================================================================
NET ASSETS:

Beginning of year                                  101,241,873     71,021,703     24,708,401    130,122,275    160,171,039
--------------------------------------------------------------------------------------------------------------------------
END OF YEAR                                      $ 100,358,436  $  79,988,073  $  27,568,215  $ 145,005,620  $ 164,733,391
==========================================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
  NET INVESTMENT INCOME                          $     (96,049) $    (242,424) $     (40,680) $    (388,714) $    (401,641)
==========================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

Year Ended September 30, 2002

INCREASE IN NET ASSETS                                NEW YORK          TEXAS
OPERATIONS:

Net investment income                            $  11,836,535  $   3,481,721
Net realized gain on investments                     2,480,435        362,090
Net change in unrealized
  appreciation/depreciation on investments           8,324,389      3,392,827
-----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                   22,641,359      7,236,638
=============================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM NET
  INVESTMENT INCOME:

  Class A                                          (11,318,011)    (3,456,519)
  Class C                                             (306,953)             -
-----------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                (11,624,964)    (3,456,519)
=============================================================================
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sales of shares                   34,088,342      6,622,967
Reinvestment of distributions                        6,992,893      2,413,147
Cost of shares reacquired                          (39,497,523)    (9,308,122)
-----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL SHARE TRANSACTIONS                    1,583,712       (272,008)
-----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                          12,600,107      3,508,111
=============================================================================
NET ASSETS:

Beginning of year                                  249,029,242     77,860,428
-----------------------------------------------------------------------------
END OF YEAR                                      $ 261,629,349  $  81,368,539
=============================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
  NET INVESTMENT INCOME                          $    (823,882) $    (285,235)
=============================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

INCREASE IN NET ASSETS                              WASHINGTON        FLORIDA        GEORGIA       MICHIGAN   PENNSYLVANIA
OPERATIONS:

Net investment income                            $   2,377,355  $   4,125,652  $   2,321,307  $   2,475,098  $   4,416,932
Net realized gain on investments                       175,857        353,938        461,293        357,663        386,036
Net change in unrealized
  appreciation/depreciation on investments           1,398,877      2,398,830      2,505,000      2,088,011      3,159,831
--------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                    3,952,089      6,878,420      5,287,600      4,920,772      7,962,799
==========================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM NET
  INVESTMENT INCOME:

  Class A                                           (2,369,030)    (3,898,923)    (2,298,082)    (2,503,130)    (4,405,152)
  Class C                                                    -       (223,468)             -              -              -
--------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                 (2,369,030)    (4,122,391)    (2,298,082)    (2,503,130)    (4,405,152)
==========================================================================================================================
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sales of shares                    4,893,708      6,485,650     28,219,929     10,510,102      9,381,743
Reinvestment of distributions                        1,554,802      1,552,170      1,872,091      1,630,447      2,088,771
Cost of shares reacquired                           (4,866,363)    (9,570,166)    (9,480,146)    (5,256,754)    (8,076,736)
--------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL SHARE TRANSACTIONS                    1,582,147     (1,532,346)    20,611,874      6,883,795      3,393,778
--------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                           3,165,206      1,223,683     23,601,392      9,301,437      6,951,425
==========================================================================================================================
NET ASSETS:

Beginning of year                                   45,883,420     89,028,199     46,235,039     49,330,264     94,550,490
--------------------------------------------------------------------------------------------------------------------------
END OF YEAR                                      $  49,048,626  $  90,251,882  $  69,836,431  $  58,631,701  $ 101,501,915
==========================================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
  NET INVESTMENT INCOME                          $     486,493  $     (49,177) $     (98,258) $    (171,755) $    (289,776)
==========================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
NATIONAL TAX-FREE FUND

                                                                                 YEAR ENDED 9/30
                                                    --------------------------------------------------------------------------
                                                       2003            2002            2001            2000            1999
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                  $    11.73      $    11.33      $    10.76      $    10.79      $    11.98
                                                    ==========      ==========      ==========      ==========      ==========

Investment operations
  Net investment income                                    .50(a)          .54(a)          .53(a)          .51(a)          .59
  Net realized and unrealized gain (loss)                 (.22)            .40             .59             .01           (1.03)
                                                    ----------      ----------      ----------      ----------      ----------
    Total from investment operations                       .28             .94            1.12             .52            (.44)
                                                    ----------      ----------      ----------      ----------      ----------

Distributions to shareholders from:
  Net investment income                                   (.51)           (.54)           (.55)           (.55)           (.56)
  Net realized gain                                          -               -               -               -            (.19)
                                                    ----------      ----------      ----------      ----------      ----------
    Total distributions                                   (.51)           (.54)           (.55)           (.55)           (.75)
                                                    ----------      ----------      ----------      ----------      ----------
NET ASSET VALUE, END OF YEAR                        $    11.50      $    11.73      $    11.33      $    10.76      $    10.79
                                                    ==========      ==========      ==========      ==========      ==========

Total Return(b)                                           2.48%           8.57%          10.64%           5.02%          (3.85)%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                                             .98%           1.03%           1.01%            .98%            .95%
  Expenses, excluding expense
    reductions                                             .98%           1.04%           1.06%            .99%            .95%
  Net investment income                                   4.33%           4.74%           4.78%           4.85%           5.10%

                                                                                 YEAR ENDED 9/30
                                                    --------------------------------------------------------------------------
SUPPLEMENTAL DATA:                                     2003            2002            2001            2000            1999
------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of year (000)                     $  515,694      $  530,563      $  512,426      $  487,188      $  542,601
  Portfolio turnover rate                               209.07%          63.74%          77.46%         185.25%         254.13%
==============================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONAL TAX-FREE FUND

                                                                                YEAR ENDED 9/30
                                                    --------------------------------------------------------------------------
                                                       2003            2002            2001            2000            1999
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                  $    11.76      $    11.36      $    10.79      $    10.82      $    11.98
                                                    ==========      ==========      ==========      ==========      ==========

Investment operations
  Net investment income                                    .42(a)          .47(a)          .46(a)          .44(a)          .51
  Net realized and unrealized gain (loss)                 (.21)            .40             .60             .01            (.99)
                                                    ----------      ----------      ----------      ----------      ----------
    Total from investment operations                       .21             .87            1.06             .45            (.48)
                                                    ----------      ----------      ----------      ----------      ----------
Distributions to shareholders from:
  Net investment income                                   (.44)           (.47)           (.49)           (.48)           (.49)
  Net realized gain                                          -               -               -               -            (.19)
                                                    ----------      ----------      ----------      ----------      ----------
    Total distributions                                   (.44)           (.47)           (.49)           (.48)           (.68)
                                                    ----------      ----------      ----------      ----------      ----------
NET ASSET VALUE, END OF YEAR                        $    11.53      $    11.76      $    11.36      $    10.79      $    10.82
                                                    ==========      ==========      ==========      ==========      ==========

Total Return(b)                                           1.86%           7.88%           9.96%           4.32%          (4.30)%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                                            1.63%           1.65%           1.64%           1.63%           1.54%
  Expenses, excluding expense
    reductions                                            1.63%           1.66%           1.69%           1.63%           1.54%
  Net investment income                                   3.68%           4.12%           4.15%           4.15%           4.41%

                                                                                YEAR ENDED 9/30
                                                    --------------------------------------------------------------------------
SUPPLEMENTAL DATA:                                     2003            2002            2001            2000            1999
------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of year (000)                     $   39,122      $   36,250      $   28,531      $   17,594      $   16,053
  Portfolio turnover rate                               209.07%          63.74%          77.46%         185.25%         254.13%
==============================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONAL TAX-FREE FUND

                                                                                YEAR ENDED 9/30
                                                    --------------------------------------------------------------------------
                                                       2003            2002            2001            2000            1999
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                  $    11.76      $    11.35      $    10.77      $    10.81      $    11.99
                                                    ==========      ==========      ==========      ==========      ==========

Investment operations
  Net investment income                                    .42(a)          .47(a)          .46(a)          .45(a)          .50
  Net realized and unrealized gain (loss)                 (.22)            .41             .60            (.01)          (1.01)
                                                    ----------      ----------      ----------      ----------      ----------
    Total from investment operations                       .20             .88            1.06             .44            (.51)
                                                    ----------      ----------      ----------      ----------      ----------
Distributions to shareholders from:
  Net investment income                                   (.44)           (.47)           (.48)           (.48)           (.48)
  Net realized gain                                          -               -               -               -            (.19)
                                                    ----------      ----------      ----------      ----------      ----------
    Total distributions                                   (.44)           (.47)           (.48)           (.48)           (.67)
                                                    ----------      ----------      ----------      ----------      ----------
NET ASSET VALUE, END OF YEAR                        $    11.52      $    11.76      $    11.35      $    10.77      $    10.81
                                                    ==========      ==========      ==========      ==========      ==========

Total Return(b)                                           1.80%           7.95%          10.04%           4.23%          (4.45)%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                                            1.63%           1.61%           1.68%           1.63%           1.63%
  Expenses, excluding expense
    reductions                                            1.63%           1.62%           1.73%           1.64%           1.63%
  Net investment income                                   3.68%           4.16%           4.11%           4.19%           4.38%

                                                                                YEAR ENDED 9/30
                                                    --------------------------------------------------------------------------
SUPPLEMENTAL DATA:                                     2003            2002            2001            2000            1999
------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of year (000)                     $   49,474      $   44,727      $   37,803      $   34,999      $   38,409
  Portfolio turnover rate                               209.07%          63.74%          77.46%         185.25%         254.13%
==============================================================================================================================

(a)  Calculated using average shares outstanding during the year.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
CALIFORNIA TAX-FREE FUND

                                                                                YEAR ENDED 9/30
                                                    --------------------------------------------------------------------------
                                                       2003            2002            2001            2000            1999
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                  $    11.19      $    10.89      $    10.29      $    10.16      $    11.12
                                                    ==========      ==========      ==========      ==========      ==========

Investment operations
  Net investment income                                    .46(a)          .52(a)          .51(a)          .53(a)          .54
  Net realized and unrealized gain (loss)                 (.36)            .29             .61             .12            (.98)
                                                    ----------      ----------      ----------      ----------      ----------
    Total from investment operations                       .10             .81            1.12             .65            (.44)
                                                    ----------      ----------      ----------      ----------      ----------
Distributions to shareholders from
  net investment income                                   (.49)           (.51)           (.52)           (.52)           (.52)
                                                    ----------      ----------      ----------      ----------      ----------
NET ASSET VALUE, END OF YEAR                        $    10.80      $    11.19      $    10.89      $    10.29      $    10.16
                                                    ==========      ==========      ==========      ==========      ==========

Total Return(b)                                            .94%           7.65%          11.09%           6.62%          (4.09)%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                                             .99%           1.03%           1.00%            .94%            .93%
  Expenses, excluding expense
    reductions                                             .99%           1.04%           1.04%            .94%            .93%
  Net investment income                                   4.27%           4.82%           4.81%           5.30%           4.96%

                                                                                YEAR ENDED 9/30
                                                    --------------------------------------------------------------------------
SUPPLEMENTAL DATA:                                     2003            2002            2001            2000            1999
------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of year (000)                     $  178,156      $  192,181      $  192,624      $  186,041      $  207,113
  Portfolio turnover rate                                86.47%          45.31%          72.84%         100.22%         185.43%
==============================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

CALIFORNIA TAX-FREE FUND

                                                                                YEAR ENDED 9/30
                                                    --------------------------------------------------------------------------
                                                       2003            2002            2001            2000            1999
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                  $    11.20      $    10.91      $    10.30      $    10.16      $    11.12
                                                    ==========      ==========      ==========      ==========      ==========

Investment operations
  Net investment income                                    .39(a)          .46(a)          .45(a)          .47(a)          .46
  Net realized and unrealized gain (loss)                 (.37)            .27             .61             .12            (.98)
                                                    ----------      ----------      ----------      ----------      ----------
    Total from investment operations                       .02             .73            1.06             .59            (.52)
                                                    ----------      ----------      ----------      ----------      ----------
Distributions to shareholders from
  net investment income                                   (.42)           (.44)           (.45)           (.45)           (.44)
                                                    ----------      ----------      ----------      ----------      ----------
NET ASSET VALUE, END OF YEAR                        $    10.80      $    11.20      $    10.91      $    10.30      $    10.16
                                                    ==========      ==========      ==========      ==========      ==========

Total Return(b)                                            .26%           6.94%          10.53%           6.02%          (4.77)%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                                            1.63%           1.61%           1.55%           1.55%           1.60%
  Expenses, excluding expense
    reductions                                            1.63%           1.62%           1.59%           1.55%           1.60%
  Net investment income                                   3.63%           4.22%           4.26%           4.70%           4.28%

                                                                                YEAR ENDED 9/30
                                                    --------------------------------------------------------------------------
SUPPLEMENTAL DATA:                                     2003            2002            2001            2000            1999
------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of year (000)                     $   16,183      $   14,290      $   11,591      $   10,646      $   12,767
  Portfolio turnover rate                                86.47%          45.31%          72.84%         100.22%         185.43%
==============================================================================================================================

(a)  Calculated using average shares outstanding during the year.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
CONNECTICUT TAX-FREE FUND

                                                                                YEAR ENDED 9/30
                                                    --------------------------------------------------------------------------
                                                       2003            2002            2001            2000            1999
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF YEAR                  $    10.71      $    10.32      $     9.79      $     9.89      $    10.73
                                                    ==========      ==========      ==========      ==========      ==========

Investment operations
  Net investment income                                    .46(a)          .50(a)          .49(a)          .49(a)          .54
  Net realized and unrealized gain (loss)                 (.16)            .38             .53            (.08)           (.86)
                                                    ----------      ----------      ----------      ----------      ----------
    Total from investment operations                       .30             .88            1.02             .41            (.32)
                                                    ----------      ----------      ----------      ----------      ----------
Distributions to shareholders from
  net investment income                                   (.46)           (.49)           (.49)           (.51)           (.52)
                                                    ----------      ----------      ----------      ----------      ----------
NET ASSET VALUE, END OF YEAR                        $    10.55      $    10.71      $    10.32      $     9.79      $     9.89
                                                    ==========      ==========      ==========      ==========      ==========

Total Return(b)                                           2.95%           8.79%          10.65%           4.32%          (3.04)%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                                            1.01%           1.03%           1.01%           1.02%            .95%
  Expenses, excluding expense
    reductions                                            1.01%           1.04%           1.03%           1.02%            .95%
  Net investment income                                   4.33%           4.82%           4.85%           5.10%           5.12%

                                                                                YEAR ENDED 9/30
                                                    --------------------------------------------------------------------------
SUPPLEMENTAL DATA:                                     2003            2002            2001            2000            1999
------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of year (000)                     $   96,469      $  100,358      $  101,242      $   96,901      $  111,758
  Portfolio turnover rate                                41.50%          48.64%          21.52%          37.92%          53.76%
==============================================================================================================================

(a)  Calculated using average shares outstanding during the year.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
HAWAII TAX-FREE FUND

                                                                                YEAR ENDED 9/30
                                                    --------------------------------------------------------------------------
                                                       2003            2002            2001            2000            1999
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF YEAR                  $     5.20      $     5.01      $     4.83      $     4.84      $     5.25
                                                    ==========      ==========      ==========      ==========      ==========

Investment operations
  Net investment income                                    .21(a)          .23(a)          .22(a)          .24(a)          .26
  Net realized and unrealized gain (loss)                 (.12)            .20             .20            (.01)           (.43)
                                                    ----------      ----------      ----------      ----------      ----------
    Total from investment operations                       .09             .43             .42             .23            (.17)
                                                    ----------      ----------      ----------      ----------      ----------
Distributions to shareholders
  from net investment income                              (.21)           (.24)           (.24)           (.24)           (.24)
                                                    ----------      ----------      ----------      ----------      ----------
NET ASSET VALUE, END OF YEAR                        $     5.08      $     5.20      $     5.01      $     4.83      $     4.84
                                                    ==========      ==========      ==========      ==========      ==========

Total Return(b)                                           1.86%           8.78%           8.88%           4.94%          (3.31)%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                                             .99%           1.05%           1.04%            .99%            .97%
  Expenses, excluding expense
    reductions                                            1.00%           1.06%           1.07%            .99%            .97%
  Net investment income                                   4.20%           4.60%           4.49%           5.03%           5.03%

                                                                                YEAR ENDED 9/30
                                                    --------------------------------------------------------------------------
SUPPLEMENTAL DATA:                                     2003            2002            2001            2000            1999
------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of year (000)                     $   75,117      $   79,988      $   71,022      $   70,190      $   71,619
  Portfolio turnover rate                                27.90%          30.99%          32.38%          30.06%          27.63%
==============================================================================================================================

(a)  Calculated using average shares outstanding during the year.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
MINNESOTA TAX-FREE FUND

                                                                                YEAR ENDED 9/30
                                                    --------------------------------------------------------------------------
                                                       2003            2002            2001            2000            1999
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF YEAR                  $     5.18      $     5.00      $     4.76      $     4.78      $     5.18
                                                    ==========      ==========      ==========      ==========      ==========

Investment operations
  Net investment income                                    .21(a)          .24(a)          .25(a)          .23(a)          .27
  Net realized and unrealized gain (loss)                 (.03)            .18             .24             .01            (.41)
                                                    ----------      ----------      ----------      ----------      ----------
    Total from investment operations                       .18             .42             .49             .24            (.14)
                                                    ----------      ----------      ----------      ----------      ----------
Distributions to shareholders
  from net investment income                              (.22)           (.24)           (.25)           (.26)           (.26)
                                                    ----------      ----------      ----------      ----------      ----------
NET ASSET VALUE, END OF YEAR                        $     5.14      $     5.18      $     5.00      $     4.76      $     4.78
                                                    ==========      ==========      ==========      ==========      ==========

Total Return(b)                                           3.57%           8.56%          10.57%           5.32%          (2.72)%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waivers
    and expense reductions                                 .69%            .46%            .19%            .24%            .23%
  Expenses, excluding waivers
    and expense reductions                                 .72%            .75%            .82%            .74%            .73%
  Net investment income                                   4.03%           4.79%           5.16%           5.00%           5.43%

                                                                                YEAR ENDED 9/30
                                                    --------------------------------------------------------------------------
SUPPLEMENTAL DATA:                                     2003            2002            2001            2000            1999
------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of year (000)                     $   37,016      $   27,568      $   24,708      $   20,864      $   19,843
  Portfolio turnover rate                                35.15%          22.33%          24.34%          50.37%          22.87%
==============================================================================================================================

(a)  Calculated using average shares outstanding during the year.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
MISSOURI TAX-FREE FUND

                                                                                YEAR ENDED 9/30
                                                    --------------------------------------------------------------------------
                                                       2003            2002            2001            2000            1999
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF YEAR                  $     5.41      $     5.25      $     4.96      $     4.99      $     5.36
                                                    ==========      ==========      ==========      ==========      ==========

Investment operations
  Net investment income                                    .22(a)          .23(a)          .25(a)          .24(a)          .25
  Net realized and unrealized gain (loss)                 (.05)            .16             .29            (.02)           (.37)
                                                    ----------      ----------      ----------      ----------      ----------
    Total from investment operations                       .17             .39             .54             .22            (.12)
                                                    ----------      ----------      ----------      ----------      ----------
Distributions to shareholders
  from net investment income                              (.22)           (.23)           (.25)           (.25)           (.25)
                                                    ----------      ----------      ----------      ----------      ----------
NET ASSET VALUE, END OF YEAR                        $     5.36      $     5.41      $     5.25      $     4.96      $     4.99
                                                    ==========      ==========      ==========      ==========      ==========

Total Return(b)                                           3.18%           7.67%          11.11%           4.63%          (2.25)%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waivers
    and expense reductions                                1.00%           1.03%            .89%           1.02%            .99%
  Expenses, excluding waivers
    and expense reductions                                1.01%           1.06%           1.08%           1.02%            .99%
  Net investment income                                   4.19%           4.44%           4.80%           4.98%           4.84%

                                                                                YEAR ENDED 9/30
                                                    --------------------------------------------------------------------------
SUPPLEMENTAL DATA:                                     2003            2002            2001            2000            1999
------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of year (000)                     $  153,488      $  145,006      $  130,122      $  120,058      $  125,775
  Portfolio turnover rate                                48.47%          80.04%          43.75%          43.30%          78.85%
==============================================================================================================================

(a)  Calculated using average shares outstanding during the year.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
NEW JERSEY TAX-FREE FUND

                                                                                YEAR ENDED 9/30
                                                    --------------------------------------------------------------------------
                                                       2003            2002            2001            2000            1999
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF YEAR                  $     5.37      $     5.21      $     4.96      $     4.97      $     5.54
                                                    ==========      ==========      ==========      ==========      ==========

Investment operations
  Net investment income                                    .24(a)          .25(a)          .25(a)          .25(a)          .27
  Net realized and unrealized gain (loss)                 (.17)            .15             .26               -(c)         (.47)
                                                    ----------      ----------      ----------      ----------      ----------
    Total from investment operations                       .07             .40             .51             .25            (.20)
                                                    ----------      ----------      ----------      ----------      ----------
Distributions to shareholders from:
  Net investment income                                   (.24)           (.24)           (.26)           (.26)           (.26)
  Net realized gain                                          -               -               -               -            (.11)
                                                    ----------      ----------      ----------      ----------      ----------
    Total distributions                                   (.24)           (.24)           (.26)           (.26)           (.37)
                                                    ----------      ----------      ----------      ----------      ----------
NET ASSET VALUE, END OF YEAR                        $     5.20      $     5.37      $     5.21      $     4.96      $     4.97
                                                    ==========      ==========      ==========      ==========      ==========

Total Return(b)                                           1.31%           7.96%          10.41%           5.31%          (3.73)%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waivers
    and expense reductions                                1.00%           1.03%            .90%            .97%            .93%
  Expenses, excluding waivers
    and expense reductions                                1.00%           1.05%           1.06%            .98%            .93%
  Net investment income                                   4.49%           4.77%           4.93%           5.03%           5.11%

                                                                                YEAR ENDED 9/30
                                                    --------------------------------------------------------------------------
SUPPLEMENTAL DATA:                                     2003            2002            2001            2000            1999
------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of year (000)                     $  153,797      $  164,733      $  160,171      $  151,048      $  163,237
  Portfolio turnover rate                                70.02%          97.76%         101.02%         125.73%         185.16%
==============================================================================================================================

(a)  Calculated using average shares outstanding during the year.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c)  Amount is less than $0.01.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
NEW YORK TAX-FREE FUND

                                                                                YEAR ENDED 9/30
                                                    --------------------------------------------------------------------------
                                                       2003            2002            2001            2000            1999
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                  $    11.66      $    11.16      $    10.53      $    10.51      $    11.43
                                                    ==========      ==========      ==========      ==========      ==========

Investment operations
  Net investment income                                    .52(a)          .54(a)          .53(a)          .55(a)          .58
  Net realized and unrealized gain (loss)                 (.24)            .49             .64             .02            (.94)
                                                    ----------      ----------      ----------      ----------      ----------
    Total from investment operations                       .28            1.03            1.17             .57            (.36)
                                                    ----------      ----------      ----------      ----------      ----------
Distributions to shareholders
  from net investment income                              (.52)           (.53)           (.54)           (.55)           (.56)
                                                    ----------      ----------      ----------      ----------      ----------
NET ASSET VALUE, END OF YEAR                        $    11.42      $    11.66      $    11.16      $    10.53      $    10.51
                                                    ==========      ==========      ==========      ==========      ==========

Total Return(b)                                           2.55%           9.50%          11.35%           5.65%          (3.23)%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                                             .96%           1.03%           1.01%            .96%            .93%
  Expenses, excluding expense
    reductions                                             .96%           1.04%           1.04%            .97%            .93%
  Net investment income                                   4.54%           4.80%           4.80%           5.28%           5.21%

                                                                                YEAR ENDED 9/30
                                                    --------------------------------------------------------------------------
SUPPLEMENTAL DATA:                                     2003            2002            2001            2000            1999
------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of year (000)                     $  247,153      $  252,831      $  242,367      $  228,362      $  248,456
  Portfolio turnover rate                                47.94%          51.72%          70.03%          76.33%          52.67%
==============================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

NEW YORK TAX-FREE FUND

                                                                                YEAR ENDED 9/30
                                                    --------------------------------------------------------------------------
                                                       2003            2002            2001            2000            1999
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                  $    11.67      $    11.17      $    10.54      $    10.51      $    11.42
                                                    ==========      ==========      ==========      ==========      ==========

Investment operations
  Net investment income                                    .44(a)          .48(a)          .46(a)          .49(a)          .50
  Net realized and unrealized gain (loss)                 (.23)            .49             .65             .02            (.93)
                                                    ----------      ----------      ----------      ----------      ----------
    Total from investment operations                       .21             .97            1.11             .51            (.43)
                                                    ----------      ----------      ----------      ----------      ----------
Distributions to shareholders
  from net investment income                              (.46)           (.47)           (.48)           (.48)           (.48)
                                                    ----------      ----------      ----------      ----------      ----------
NET ASSET VALUE, END OF YEAR                        $    11.42      $    11.67      $    11.17      $    10.54      $    10.51
                                                    ==========      ==========      ==========      ==========      ==========

Total Return(b)                                           1.88%           8.90%          10.74%           5.07%          (3.93)%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                                            1.63%           1.51%           1.62%           1.55%           1.62%
  Expenses, excluding expense
    reductions                                            1.63%           1.52%           1.65%           1.56%           1.62%
  Net investment income                                   3.87%           4.32%           4.19%           4.72%           4.49%

                                                                                YEAR ENDED 9/30
                                                    --------------------------------------------------------------------------
SUPPLEMENTAL DATA:                                     2003            2002            2001            2000            1999
------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of year (000)                     $   12,379      $    8,798      $    6,662      $    5,278      $    6,577
  Portfolio turnover rate                                47.94%          51.72%          70.03%          76.33%          52.67%
==============================================================================================================================

(a)  Calculated using average shares outstanding during the year.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
TEXAS TAX-FREE FUND

                                                                                  YEAR ENDED 9/30
                                                       ----------------------------------------------------------------------
                                                          2003           2002           2001           2000           1999
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF YEAR                     $    10.47     $     9.99     $     9.43     $     9.55     $    10.69
                                                       ==========     ==========     ==========     ==========     ==========

Investment operations
  Net investment income                                       .46(a)         .45(a)         .46(a)         .51(a)         .52
  Net realized and unrealized gain (loss)                    (.13)           .48            .57           (.13)         (1.03)
                                                       ----------     ----------     ----------     ----------     ----------
    Total from investment operations                          .33            .93           1.03            .38           (.51)
                                                       ----------     ----------     ----------     ----------     ----------
Distributions to shareholders from:
  Net investment income                                      (.44)          (.45)          (.47)          (.50)          (.52)
  Net realized gain                                             -              -              -              -           (.11)
                                                       ----------     ----------     ----------     ----------     ----------
    Total distributions                                      (.44)          (.45)          (.47)          (.50)          (.63)
                                                       ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF YEAR                           $    10.36     $    10.47     $     9.99     $     9.43     $     9.55
                                                       ==========     ==========     ==========     ==========     ==========

Total Return(b)                                              3.32%          9.55%         11.30%          4.14%         (4.96)%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waivers
    and expense reductions                                   1.02%          1.00%           .64%           .99%           .94%
  Expenses, excluding waivers
    and expense reductions                                   1.02%          1.05%          1.09%          1.01%           .94%
  Net investment income                                      4.44%          4.49%          4.70%          5.47%          5.12%

                                                                                  YEAR ENDED 9/30
                                                       ----------------------------------------------------------------------
SUPPLEMENTAL DATA:                                        2003           2002           2001           2000           1999
-----------------------------------------------------------------------------------------------------------------------------
  Net assets, end of year (000)                        $   79,185     $   81,369     $   77,860     $   74,405     $   84,491
  Portfolio turnover rate                                   58.09%         89.30%        108.27%        163.39%        168.04%
=============================================================================================================================

(a)  Calculated using average shares outstanding during the year.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
WASHINGTON TAX-FREE FUND

                                                                                  YEAR ENDED 9/30
                                                       ----------------------------------------------------------------------
                                                          2003           2002           2001           2000           1999
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF YEAR                     $     5.32     $     5.15     $     4.89     $     4.91     $     5.38
                                                       ==========     ==========     ==========     ==========     ==========

Investment operations
  Net investment income                                       .24(a)         .26(a)         .26(a)         .27(a)         .28
  Net realized and unrealized gain (loss)                    (.10)           .17            .26           (.04)          (.50)
                                                       ----------     ----------     ----------     ----------     ----------
    Total from investment operations                          .14            .43            .52            .23           (.22)
                                                       ----------     ----------     ----------     ----------     ----------

Distributions to shareholders
  from net investment income                                 (.25)          (.26)          (.26)          (.25)          (.25)
                                                       ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF YEAR                           $     5.21     $     5.32     $     5.15     $     4.89     $     4.91
                                                       ==========     ==========     ==========     ==========     ==========

Total Return(b)                                              2.75%          8.71%         10.92%          4.90%         (4.17)%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                                                .68%           .71%           .70%           .71%           .66%
  Expenses, excluding expense
    reductions                                                .68%           .72%           .73%           .71%           .66%
  Net investment income                                      4.68%          5.14%          5.22%          5.58%          5.42%

                                                                                  YEAR ENDED 9/30
                                                       ----------------------------------------------------------------------
SUPPLEMENTAL DATA:                                        2003           2002           2001           2000           1999
-----------------------------------------------------------------------------------------------------------------------------
  Net assets, end of year (000)                        $   50,497     $   49,049     $   45,883     $   44,512     $   51,849
  Portfolio turnover rate                                   58.05%         40.20%         52.09%        152.63%        180.42%
=============================================================================================================================

(a)  Calculated using average shares outstanding during the year.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
INSURED INTERMEDIATE TAX-FREE FUND

                                                             6/23/2003(a)
                                                                 TO
                                                              9/30/2003
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                         $      10.00
                                                             ============
  Unrealized depreciation on investments                             (.01)
                                                             ------------
NET ASSET VALUE ON SEC EFFECTIVE DATE                        $       9.99
                                                             ============

Investment operations
  Net investment income(b)                                            .06
  Net realized and unrealized loss                                   (.05)
                                                             ------------
    Total from investment operations                                  .01
                                                             ------------
Distributions to shareholders from net investment income             (.06)
                                                             ------------
NET ASSET VALUE, END OF PERIOD                               $       9.94
                                                             ============

Total Return(c)                                                       .16%(d)(e)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waivers and expense reductions                  .07%(d)(+)
  Expenses, excluding waivers and expense reductions                 2.47%(d)(+)
  Net investment income                                               .66%(d)(+)

                                                             6/23/2003(a)
                                                                 TO
SUPPLEMENTAL DATA:                                            9/30/2003
-------------------------------------------------------------------------
  Net assets, end of period (000)                            $      3,673
  Portfolio turnover rate                                          107.99%
=========================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

INSURED INTERMEDIATE TAX-FREE FUND

                                                             6/23/2003(a)
                                                                 TO
                                                              9/30/2003
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                         $      10.00
                                                             ============
  Unrealized depreciation on investments                             (.02)
                                                             ------------
NET ASSET VALUE ON SEC EFFECTIVE DATE                        $       9.98
                                                             ============

Investment operations
  Net investment income(b)                                            .05
  Net realized and unrealized loss                                   (.05)
                                                             ------------
    Total from investment operations                                    -
                                                             ------------
Distributions to shareholders from net investment income             (.05)
                                                             ------------
NET ASSET VALUE, END OF PERIOD                               $       9.93
                                                             ============

Total Return(c)                                                       .04%(d)(e)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waivers and expense reductions                  .27%(d)(+)
  Expenses, excluding waivers and expense reductions                 2.64%(d)(+)
  Net investment income                                               .46%(d)(+)

                                                             6/23/2003(a)
                                                                 TO
SUPPLEMENTAL DATA:                                            9/30/2003
-------------------------------------------------------------------------
  Net assets, end of period (000)                            $        312
  Portfolio turnover rate                                          107.99%
=========================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

INSURED INTERMEDIATE TAX-FREE FUND

                                                             6/23/2003(a)
                                                                 TO
                                                              9/30/2003
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                         $      10.00
                                                             ============
  Unrealized depreciation on investments                             (.02)
                                                             ------------
NET ASSET VALUE ON SEC EFFECTIVE DATE                        $       9.98
                                                             ============
Investment operations
  Net investment income(b)                                            .05
  Net realized and unrealized loss                                   (.05)
                                                             ------------
    Total from investment operations                                    -
                                                             ------------
Distributions to shareholders from net investment income             (.05)
                                                             ------------
NET ASSET VALUE, END OF PERIOD                               $       9.93
                                                             ============

Total Return(c)                                                     (.04)%(d)(e)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waivers and expense reductions                  .27%(d)(+)
  Expenses, excluding waivers and expense reductions                 2.64%(d)(+)
  Net investment income                                               .46%(d)(+)

                                                             6/23/2003(a)
                                                                 TO
SUPPLEMENTAL DATA:                                            9/30/2003
-------------------------------------------------------------------------
  Net assets, end of period (000)                            $        313
  Portfolio turnover rate                                          107.99%
=========================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

INSURED INTERMEDIATE TAX-FREE FUND

                                                             6/23/2003(a)
                                                                 TO
                                                              9/30/2003
PER SHARE OPERATING PERFORMANCE (CLASS P SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                         $      10.00
  Unrealized depreciation on investments                             (.01)
                                                             ------------
NET ASSET VALUE ON SEC EFFECTIVE DATE                        $       9.99
                                                             ============
Investment operations
  Net investment income(b)                                            .06
  Net realized and unrealized loss                                   (.05)
                                                             ------------
    Total from investment operations                                  .01
                                                             ------------
Distributions to shareholders from net investment income             (.06)
                                                             ------------
NET ASSET VALUE, END OF PERIOD                               $       9.94
                                                             ============

Total Return(c)                                                       .11%(d)(e)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waivers and expense reductions                  .12%(d)(+)
  Expenses, excluding waivers and expense reductions                 2.49%(d)(+)
  Net investment income                                               .61%(d)(+)

                                                             6/23/2003(a)
                                                                 TO
SUPPLEMENTAL DATA:                                            9/30/2003
-------------------------------------------------------------------------
  Net assets, end of period (000)                            $         10
  Portfolio turnover rate                                          107.99%
=========================================================================

(+)  The ratios have been determined on a Fund basis.

(a) Commencement of investment operations; SEC effective date and date shares first became available to the public is June 30, 2003.

(b)  Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d)  Not annualized.

(e) Total return for the period June 30, 2003 (SEC effective date) to September 30, 2003.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
FLORIDA TAX-FREE TRUST

                                                             YEAR ENDED 9/30               11/1/1999         YEAR ENDED 10/31
                                                 --------------------------------------       TO         ------------------------
                                                    2003          2002          2001       9/30/2000*       1999          1998
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                            $     4.97    $     4.82    $     4.57    $     4.52    $     4.98    $     4.87
                                                 ==========    ==========    ==========    ==========    ==========    ==========

Investment operations
  Net investment income                                 .21(a)        .23(a)        .23(a)        .23(a)        .23           .24
  Net realized and
    unrealized gain (loss)                             (.09)          .15           .25           .03          (.46)          .11
                                                 ----------    ----------    ----------    ----------    ----------    ----------
    Total from investment
      operations                                        .12           .38           .48           .26          (.23)          .35
                                                 ----------    ----------    ----------    ----------    ----------    ----------
Distributions to shareholders
  from net investment income                           (.21)         (.23)         (.23)         (.21)         (.23)         (.24)
                                                 ----------    ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, END OF PERIOD                   $     4.88    $     4.97    $     4.82    $     4.57    $     4.52    $     4.98
                                                 ==========    ==========    ==========    ==========    ==========    ==========

Total Return(b)                                        2.62%         8.10%        10.68%         5.86%(c)     (4.74)%        7.30%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                                         1.04%         1.07%          .99%          .89%(c)       .97%          .89%
  Expenses, excluding expense
    reductions                                         1.04%         1.08%         1.05%          .89%(c)       .97%          .89%
  Net investment income                                4.33%         4.74%         4.77%         5.00%(c)      4.73%         4.79%

                                                             YEAR ENDED 9/30               11/1/1999         YEAR ENDED 10/31
                                                 --------------------------------------       TO         ------------------------
SUPPLEMENTAL DATA:                                  2003          2002          2001       9/30/2000*       1999          1998
---------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                $   78,278    $   84,325    $   83,798    $   94,817    $  100,924    $  127,292
  Portfolio turnover rate                             86.95%        82.90%        84.37%       169.02%       191.12%       140.61%
=================================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FLORIDA TAX-FREE TRUST

                                                             YEAR ENDED 9/30               11/1/1999         YEAR ENDED 10/31
                                                 --------------------------------------       TO         ------------------------
                                                    2003          2002          2001       9/30/2000*       1999          1998
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                            $     4.98    $     4.83    $     4.58    $     4.52    $     4.98    $     4.87
                                                 ==========    ==========    ==========    ==========    ==========    ==========

Investment operations
  Net investment income                                 .18(a)        .20(a)        .20(a)        .20(a)        .20           .20
  Net realized and
    unrealized gain (loss)                             (.09)          .14           .25           .04          (.46)          .11
                                                 ----------    ----------    ----------    ----------    ----------    ----------
    Total from investment
      operations                                        .09           .34           .45           .24          (.26)          .31
                                                 ----------    ----------    ----------    ----------    ----------    ----------
Distributions to shareholders
  from net investment income                           (.18)         (.19)         (.20)         (.18)         (.20)         (.20)
                                                 ----------    ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, END OF PERIOD                   $     4.89    $     4.98    $     4.83    $     4.58    $     4.52    $     4.98
                                                 ==========    ==========    ==========    ==========    ==========    ==========

Total Return(b)                                        1.97%         7.32%         9.99%         5.44%(c)     (5.43)%        6.52%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                                         1.71%         1.73%         1.64%         1.42%(c)      1.62%         1.58%
  Expenses, excluding expense
    reductions                                         1.71%         1.74%         1.70%         1.43%(c)      1.62%         1.58%
  Net investment income                                3.66%         4.08%         4.13%         4.52%(c)      4.07%         4.09%

                                                             YEAR ENDED 9/30               11/1/1999         YEAR ENDED 10/31
                                                 --------------------------------------       TO         ------------------------
SUPPLEMENTAL DATA:                                  2003          2002          2001       9/30/2000*       1999          1998
---------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                $    6,514    $    5,927    $    5,230    $    4,706    $    6,046    $    7,275
  Portfolio turnover rate                             86.95%        82.90%        84.37%       169.02%       191.12%       140.61%
=================================================================================================================================

(a)  Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c)  Not annualized.

*The Trust changed its fiscal year-end.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
GEORGIA TAX-FREE TRUST

                                                             YEAR ENDED 9/30               11/1/1999         YEAR ENDED 10/31
                                                 --------------------------------------       TO         ------------------------
                                                    2003          2002          2001       9/30/2000*       1999          1998
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE,
  BEGINNING OF PERIOD                            $     5.70    $     5.44    $     5.07    $     4.91    $     5.43    $     5.31
                                                 ==========    ==========    ==========    ==========    ==========    ==========

Investment operations
  Net investment income                                 .24(a)        .23(a)        .26(a)        .21(a)        .28           .27
  Net realized and
    unrealized gain (loss)                             (.06)          .26           .37           .19          (.50)          .19
                                                 ----------    ----------    ----------    ----------    ----------    ----------
    Total from investment
      operations                                        .18           .49           .63           .40          (.22)          .46
                                                 ----------    ----------    ----------    ----------    ----------    ----------
Distributions to shareholders from:
  Net investment income                                (.23)         (.23)         (.26)         (.24)         (.26)         (.27)
  Net realized gain                                    (.02)            -             -             -          (.04)         (.07)
                                                 ----------    ----------    ----------    ----------    ----------    ----------
    Total distributions                                (.25)         (.23)         (.26)         (.24)         (.30)         (.34)
                                                 ----------    ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, END OF PERIOD                   $     5.63    $     5.70    $     5.44    $     5.07    $     4.91    $     5.43
                                                 ==========    ==========    ==========    ==========    ==========    ==========

Total Return(b)                                        3.21%         9.27%        12.69%         8.59%(c)      4.36%         9.00%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waivers
    and expense reductions                              .68%          .69%          .31%          .17%(c)       .18%          .24%
  Expenses, excluding waivers
    and expense reductions                              .69%          .72%          .78%          .63%(c)       .68%          .74%
  Net investment income                                4.26%         4.24%         4.81%         4.30%(c)      5.32%         5.07%

                                                             YEAR ENDED 9/30               11/1/1999         YEAR ENDED 10/31
                                                 --------------------------------------       TO         ------------------------
SUPPLEMENTAL DATA:                                  2003          2002          2001       9/30/2000*       1999          1998
---------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                $   85,441    $   69,836    $   46,235    $   29,245    $   27,432    $   19,764
  Portfolio turnover rate                             34.13%        48.66%        43.50%       122.44%       115.87%       126.52%
=================================================================================================================================

(a)  Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c)  Not annualized.

*The Trust changed its fiscal year-end.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
MICHIGAN TAX-FREE TRUST

                                                             YEAR ENDED 9/30               11/1/1999         YEAR ENDED 10/31
                                                 --------------------------------------       TO         ------------------------
                                                    2003          2002          2001       9/30/2000*       1999          1998
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE,
  BEGINNING OF PERIOD                            $     5.43    $     5.20    $     4.87    $     4.75    $     5.18    $     5.06
                                                 ==========    ==========    ==========    ==========    ==========    ==========

Investment operations
  Net investment income                                 .23(a)        .25(a)        .25(a)        .21(a)        .26           .26
  Net realized and
    unrealized gain (loss)                             (.07)          .23           .33           .14          (.44)          .12
                                                 ----------    ----------    ----------    ----------    ----------    ----------
    Total from investment
      operations                                        .16           .48           .58           .35          (.18)          .38
                                                 ----------    ----------    ----------    ----------    ----------    ----------
Distributions to shareholders
  from net investment income                           (.23)         (.25)         (.25)         (.23)         (.25)         (.26)
                                                 ----------    ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, END OF PERIOD                   $     5.36    $     5.43    $     5.20    $     4.87    $     4.75    $     5.18
                                                 ==========    ==========    ==========    ==========    ==========    ==========

Total Return(b)                                        3.16%         9.57%        12.21%         7.57%(c)     (3.55)%        7.59%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                                          .71%          .73%          .69%          .67%(c)       .69%          .69%
  Expenses, excluding expense
    reductions                                          .73%          .75%          .74%          .67%(c)       .69%          .69%
  Net investment income                                4.28%         4.77%         4.91%         4.37%(c)      5.21%         4.98%

                                                             YEAR ENDED 9/30               11/1/1999         YEAR ENDED 10/31
                                                 --------------------------------------       TO         ------------------------
SUPPLEMENTAL DATA:                                  2003          2002          2001       9/30/2000*       1999          1998
---------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                $   68,290    $   58,632    $   49,330    $   45,666    $   49,356    $   53,139
  Portfolio turnover rate                             59.46%        48.09%       100.27%       111.48%       186.97%        82.33%
=================================================================================================================================

(a)  Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c)  Not annualized.

 *The Trust changed its fiscal year-end.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
PENNSYLVANIA TAX-FREE TRUST

                                                             YEAR ENDED 9/30               11/1/1999         YEAR ENDED 10/31
                                                 --------------------------------------       TO         ------------------------
                                                    2003          2002          2001       9/30/2000*       1999          1998
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE,
  BEGINNING OF PERIOD                            $     5.37    $     5.18    $     4.90    $     4.81    $     5.28    $     5.14
                                                 ==========    ==========    ==========    ==========    ==========    ==========

Investment operations
  Net investment income                                 .23(a)        .24(a)        .25(a)        .22(a)        .26           .27
  Net realized and
    unrealized gain (loss)                             (.10)          .19           .28           .10          (.47)          .14
                                                 ----------    ----------    ----------    ----------    ----------    ----------
    Total from investment
      operations                                        .13           .43           .53           .32          (.21)          .41
                                                 ----------    ----------    ----------    ----------    ----------    ----------
Distributions to shareholders
  from net investment income                           (.23)         (.24)         (.25)         (.23)         (.26)         (.27)
                                                 ----------    ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, END OF PERIOD                   $     5.27    $     5.37    $     5.18    $     4.90    $     4.81    $     5.28
                                                 ==========    ==========    ==========    ==========    ==========    ==========

Total Return(b)                                        2.52%         8.57%        11.06%         6.83%(c)     (4.13)%        8.12%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waivers
    and expense reductions                              .94%         1.08%          .90%          .88%(c)       .96%          .72%
  Expenses, excluding waivers
    and expense reductions                              .95%         1.10%         1.06%          .88%(c)       .96%          .72%
  Net investment income                                4.37%         4.66%         4.88%         4.54%(c)      5.02%         5.05%

                                                             YEAR ENDED 9/30               11/1/1999         YEAR ENDED 10/31
                                                 --------------------------------------       TO         ------------------------
SUPPLEMENTAL DATA:                                  2003          2002          2001       9/30/2000*       1999          1998
---------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                $   99,280    $  101,502    $   94,550    $   91,750    $   93,835    $  102,907
  Portfolio turnover rate                             29.76%        60.87%        65.63%        61.00%        40.76%        65.20%
=================================================================================================================================

(a)  Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c)  Not annualized.

*The Trust changed its fiscal year-end.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION

Lord Abbett Tax-Free Income Fund, Inc. (the "Company") and Lord Abbett Tax-Free Income Trust (the "Trust") are registered under the Investment Company Act of 1940 (the "Act") as open-end management investment companies. The Company was organized as a Maryland corporation on December 27, 1983. The Trust was organized as a Massachusetts Business Trust on September 11, 1991 and was reorganized as a Delaware Business Trust on July 22, 2002.

The Company consists of the following ten portfolios and their respective classes (separately, a "Fund" and collectively, the "Funds"): Lord Abbett National Tax-Free Income Fund ("National"), Class A, B, C and P shares;
Lord Abbett California Tax-Free Income Fund ("California") and Lord Abbett New York Tax-Free Income Fund ("New York"), Class A, C and P shares; Lord Abbett Connecticut Tax-Free Income Fund ("Connecticut"), Lord Abbett Hawaii Tax-Free Income Fund ("Hawaii"), Lord Abbett Minnesota Tax-Free Income Fund ("Minnesota"), Lord Abbett Missouri Tax-Free Income Fund ("Missouri"),
Lord Abbett New Jersey Tax-Free Income Fund ("New Jersey"), Lord Abbett Texas Tax-Free Income Fund ("Texas") and Lord Abbett Washington Tax-Free Income Fund ("Washington"), Class A and P shares. The Trust consists of the following five portfolios and their respective classes (separately, a "Fund" and collectively, the "Funds"): Florida Series ("Florida"), Class A, C and P shares; Georgia Series ("Georgia"), Michigan Series ("Michigan"), Pennsylvania Series ("Pennsylvania"), Class A and P shares, and Lord Abbett Insured Intermediate Tax-Free Fund ("Insured"), Class A, B, C and P. Insured commenced investment operations and was capitalized with a $2,230,000 investment from Lord, Abbett & Co. LLC ("Lord Abbett") on June 23, 2003. Shares first became available to the public on June 30, 2003. Each Fund is non-diversified as defined under the Act, except for National and Insured. As of the date of this report, only Insured has issued class P shares.

The investment objective of each Fund is to seek the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk. Each Fund (except for National and Insured) also seeks as high a level of interest income exempt from the personal income tax of its state as is consistent with reasonable risk. New York also seeks as high a level of interest income exempt from New York City personal income tax as is consistent with reasonable risk. Each class has different expenses and dividends. A front-end sales charge is normally added to the NAV for Class A shares. There is no front-end sales charge in the case of the Class B, C and P shares, although there may be a contingent deferred sales charge ("CDSC") as follows: certain redemptions of Class A shares made within 24 months following any purchases made without a sales charge; Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will convert to Class A shares on the eighth anniversary of the original purchase of Class B shares.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.   SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Securities are valued at prices supplied by independent pricing services approved by the Directors/Trustees. Such prices reflect broker/dealer supplied valuations and electronic data processing techniques. Prices reflect the mean of the bid and asked prices. Securities for which market quotations are not readily available are valued at fair value, as determined by management and approved in good faith by the Board of Directors/Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains or losses are allocated to each class of shares, based upon the relative proportion of net assets at the beginning of the day.

(c) INVESTMENT INCOME-Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) FEDERAL TAXES-It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no federal income tax provision is required.

(e) EXPENSES-Expenses incurred by the Company and Trust that do not specifically relate to an individual Fund are allocated to the Funds on a pro-rata basis. Expenses, excluding class specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, Class B, Class C and Class P shares bear all expenses and fees relating to their respective 12b-1 Distribution Plans.

(f) OFFERING COSTS-Lord Abbett incurred initial offering costs on behalf of Insured which will be reimbursed by the Fund in the full amount thereof. Such expenses were deferred and are being amortized on the straight-line method over a period of one year from the commencement of operations.

(g) WHEN-ISSUED MUNICIPAL BONDS-Each Fund may purchase new issues of municipal bonds, which are generally offered on a when-issued basis, with delivery and payment normally taking place approximately one month after the purchase date.

3.   MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES

The Company and Trust each have a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund's investment portfolio. The management fee is based on each Fund's average daily net assets for each month at an annual rate of .50% for all Funds, excluding Insured. The management fee for Insured is based on average daily net assets at the following annual rates:

-----------------------------------
First $2 Billion               .45%
Next $3 Billion               .425%
Over $5 Billion                .40%

For the period June 23, 2003 (commencement of investment operations) to September 30, 2003, Lord Abbett waived its management fee and reimbursed all other expenses (excluding 12b-1 fees) for Insured.

In addition, effective January 1, 2003, Lord Abbett began providing certain administrative services to each Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of each Fund's average daily net assets. This results in Lord Abbett paying fund accounting expenses that were previously charged to the Funds.

12b-1 DISTRIBUTION PLAN
Each Fund has adopted a distribution plan (the "Plan") with respect to one or more classes of shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

FEE               CLASS A(1)            CLASS B            CLASS C          CLASS P
-----------------------------------------------------------------------------------
Service                  .25%(2)            .25%               .25%             .25%
Distribution             .10%(3)(4)(5)      .75%               .75%             .20%

(1) The Class A Plans of Minnesota, Washington, Georgia and Michigan will not go into effect until the quarter subsequent to the net assets of each of these Funds reaching $100 million. As of September 30, 2003, the net assets of each such Fund have not reached $100 million.

(2) Annual service fee is .15% of the average daily net assets attributable to Class A shares sold prior to the following dates:

                                                                     DATE
-------------------------------------------------------------------------
National, New York, Texas                                    June 1, 1990
Hawaii                                                    January 1, 1993
New Jersey                                                   July 1, 1992
Florida                                                   October 1, 1992
Pennsylvania                                               March 31, 1998

(3) In addition, until January 1, 2003, the Company and Trust paid an incremental marketing expense of approximately .03% of average daily net assets attributable to Class A.

(4) In addition, the Company and Trust pay a one-time distribution fee of up to 1% on certain qualifying purchases, which is generally amortized over a two-year period.

(5) For the period June 23, 2003 (commencement of investment operations) to September 30, 2003, Lord Abbett waived its distribution fee for Insured.

COMMISSIONS

Distributor received the following commissions on sales of Class A shares of the Funds after concessions were paid to authorized dealers for the year ended September 30, 2003:

                                                    DISTRIBUTOR         DEALERS'
                                                    COMMISSIONS      CONCESSIONS
--------------------------------------------------------------------------------
National                                              $ 117,973        $ 551,461
California                                               35,559          162,008
Connecticut                                              29,369          140,879
Hawaii                                                   16,752           76,666
Minnesota                                                42,791          213,233
Missouri                                                 81,368          387,118
New Jersey                                               31,291          145,271
New York                                                 39,177          187,694
Texas                                                    11,727           61,828
Washington                                               28,488          133,883
Insured*                                                    593            3,000
Florida                                                  22,344          105,445
Georgia                                                 112,811          531,744
Michigan                                                 66,846          347,792
Pennsylvania                                             36,890          169,544

*For the period June 23, 2003 (commencement of investment operations) to September 30, 2003.

One Director/Trustee and certain of the Company's and Trust's officers have an interest in Lord Abbett.

4.   DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in capital.

The tax character of the distributions paid during the years ended September 30, 2003 and September 30, 2002 are as follows:

                                                     NATIONAL                        CALIFORNIA
--------------------------------------------------------------------------------------------------------
                                               9/30/2003       9/30/2002       9/30/2003       9/30/2002
--------------------------------------------------------------------------------------------------------
Distributions paid from:
Tax exempt income                          $  26,381,144   $  27,296,117   $   8,871,342   $   9,230,492
Ordinary income                                        -               -               -               -
Net long term capital gains                            -               -               -               -
--------------------------------------------------------------------------------------------------------
Total distributions paid                   $  26,381,144   $  27,296,117   $   8,871,342   $   9,230,492
========================================================================================================

                                                    CONNECTICUT                       HAWAII
--------------------------------------------------------------------------------------------------------
                                               9/30/2003       9/30/2002       9/30/2003       9/30/2002
--------------------------------------------------------------------------------------------------------
Distributions paid from:
Tax exempt income                          $   4,356,708   $   4,666,381   $   3,177,488   $   3,493,168
Ordinary income                                        -               -               -               -
Net long term capital gains                            -               -               -               -
--------------------------------------------------------------------------------------------------------
Total distributions paid                   $   4,356,708   $   4,666,381   $   3,177,488   $   3,493,168
========================================================================================================

                                                     MINNESOTA                        MISSOURI
--------------------------------------------------------------------------------------------------------
                                               9/30/2003       9/30/2002       9/30/2003       9/30/2002
--------------------------------------------------------------------------------------------------------
Distributions paid from:
Tax exempt income                          $   1,329,120   $   1,196,122   $   6,009,033   $   5,909,705
Ordinary income                                        -               -               -               -
Net long term capital gains                            -               -               -               -
--------------------------------------------------------------------------------------------------------
Total distributions paid                   $   1,329,120   $   1,196,122   $   6,009,033   $   5,909,705
========================================================================================================

                                                     NEW JERSEY                       NEW YORK
--------------------------------------------------------------------------------------------------------
                                               9/30/2003       9/30/2002       9/30/2003       9/30/2002
--------------------------------------------------------------------------------------------------------
Distributions paid from:
Tax exempt income                          $   7,202,044   $   7,410,189   $  11,705,846   $  11,624,964
Ordinary income                                        -               -               -               -
Net long term capital gains                            -               -               -               -
--------------------------------------------------------------------------------------------------------
Total distributions paid                   $   7,202,044   $   7,410,189   $  11,705,846   $  11,624,964
========================================================================================================

                                                       TEXAS                         WASHINGTON
--------------------------------------------------------------------------------------------------------
                                               9/30/2003       9/30/2002       9/30/2003       9/30/2002
--------------------------------------------------------------------------------------------------------
Distributions paid from:
Tax exempt income                          $   3,451,579   $   3,456,519   $   2,382,580   $   2,369,030
Ordinary income                                        -               -               -               -
Net long term capital gains                            -               -               -               -
--------------------------------------------------------------------------------------------------------
Total distributions paid                   $   3,451,579   $   3,456,519   $   2,382,580   $   2,369,030
========================================================================================================

                                                      FLORIDA                         GEORGIA
--------------------------------------------------------------------------------------------------------
                                               9/30/2003       9/30/2002       9/30/2003       9/30/2002
--------------------------------------------------------------------------------------------------------
Distributions paid from:
Tax exempt income                          $   3,821,091   $   4,122,391   $   3,203,266   $   2,298,082
Ordinary income                                        -               -               -               -
Net long term capital gains                            -               -         214,585               -
--------------------------------------------------------------------------------------------------------
Total distributions paid                   $   3,821,091   $   4,122,391   $   3,417,851   $   2,298,082
========================================================================================================

                                                     MICHIGAN                       PENNSYLVANIA
--------------------------------------------------------------------------------------------------------
                                               9/30/2003       9/30/2002       9/30/2003       9/30/2002
--------------------------------------------------------------------------------------------------------
Distributions paid from:
Tax exempt income                          $   2,853,218   $   2,503,130   $   4,360,779   $   4,405,152
Ordinary income                                        -               -               -               -
Net long term capital gains                            -               -               -               -
--------------------------------------------------------------------------------------------------------
Total distributions paid                   $   2,853,218   $   2,503,130   $   4,360,779   $   4,405,152
========================================================================================================

                                                                 INSURED
------------------------------------------------------------------------
                                                              9/30/2003*
------------------------------------------------------------------------
Distributions paid from:
Tax exempt income                                          $      19,301
Ordinary income                                                        -
Net long term capital gains                                            -
------------------------------------------------------------------------
Total distributions paid                                   $      19,301
========================================================================

* For the period June 23, 2003 (commencement of investment operations) to September 30, 2003.

As of September 30, 2003, the components of accumulated earnings (losses) on a tax basis are as follows:

                                                                NATIONAL                      CALIFORNIA
--------------------------------------------------------------------------------------------------------
Capital loss carryforwards*                                $ (12,040,281)                  $  (3,317,755)
Temporary differences                                         (5,972,726)                     (1,431,942)
Unrealized gains - net                                        32,308,728                       8,719,211
--------------------------------------------------------------------------------------------------------
   Total accumulated earnings - net                        $  14,295,721                   $   3,969,514
========================================================================================================

                                                             CONNECTICUT                          HAWAII
--------------------------------------------------------------------------------------------------------
Capital loss carryforwards*                                $  (1,464,195)                  $  (1,986,981)
Temporary differences                                           (749,796)                     (1,931,874)
Unrealized gains - net                                         5,282,615                       5,151,611
--------------------------------------------------------------------------------------------------------
   Total accumulated earnings - net                        $   3,068,624                   $   1,232,756
========================================================================================================

                                                               MINNESOTA                        MISSOURI
--------------------------------------------------------------------------------------------------------
Capital loss carryforwards*                                $    (560,978)                  $    (753,091)
Temporary differences                                           (249,944)                       (309,257)
Unrealized gains - net                                         1,580,239                       7,858,945
--------------------------------------------------------------------------------------------------------
   Total accumulated earnings - net                        $     769,317                   $   6,796,597
========================================================================================================

                                                              NEW JERSEY                        NEW YORK
--------------------------------------------------------------------------------------------------------
Capital loss carryforwards*                                $  (3,872,596)                  $  (3,869,006)
Temporary differences                                         (2,396,696)                     (1,000,817)
Unrealized gains - net                                         9,434,681                      17,672,345
--------------------------------------------------------------------------------------------------------
   Total accumulated earnings - net                        $   3,165,389                   $  12,802,522
========================================================================================================

                                                                   TEXAS                      WASHINGTON
--------------------------------------------------------------------------------------------------------
Undistributed tax exempt income - net                      $           -                   $     402,610
--------------------------------------------------------------------------------------------------------
   Total undistributed earnings                            $           -                   $     402,610
========================================================================================================
Capital loss carryforwards*                                   (3,318,831)                     (1,996,112)
Temporary differences                                           (762,834)                       (510,138)
Unrealized gains - net                                         7,867,466                       3,464,672
--------------------------------------------------------------------------------------------------------
   Total accumulated earnings - net                        $   3,785,801                   $   1,361,032
========================================================================================================

                                                                 INSURED                         FLORIDA
--------------------------------------------------------------------------------------------------------
Undistributed tax exempt income - net                      $       1,658                   $           -
--------------------------------------------------------------------------------------------------------
   Total undistributed earnings                            $       1,658                   $           -
========================================================================================================
Capital loss carryforwards*                                            -                      (7,197,061)
Temporary differences                                            (74,668)                       (546,445)
Unrealized gains - net                                            85,959                       7,430,657
--------------------------------------------------------------------------------------------------------
   Total accumulated earnings - net                        $      12,949                   $    (312,849)
========================================================================================================

                                                                 GEORGIA                        MICHIGAN
--------------------------------------------------------------------------------------------------------
Undistributed tax exempt income - net                      $      42,975                   $           -
--------------------------------------------------------------------------------------------------------
   Total undistributed earnings                            $      42,975                   $           -
--------------------------------------------------------------------------------------------------------
Capital loss carryforwards*                                      (92,644)                     (1,710,242)
Temporary differences                                            (60,719)                       (424,556)
Unrealized gains - net                                         3,883,756                       5,033,070
--------------------------------------------------------------------------------------------------------
   Total accumulated earnings - net                        $   3,773,368                   $   2,898,272
========================================================================================================

                                                            PENNSYLVANIA
------------------------------------------------------------------------
Capital loss carryforwards*                                $    (764,273)
Temporary differences                                           (641,935)
Unrealized gains - net                                         6,133,701
------------------------------------------------------------------------
   Total accumulated earnings - net                        $   4,727,493
========================================================================

* At September 30, 2003, the capital loss carryforwards along with the related expiration dates are as follows:

                               2004           2005         2006           2007
---------------------------------------------------------------------------------
National               $          -   $          -   $        -   $          -
California                        -              -            -              -
Connecticut                 268,469              -            -              -
Hawaii                    1,096,898              -            -         37,384
Minnesota                         -              -            -              -
Missouri                    484,385         31,063            -              -
New Jersey                        -              -            -              -
New York                  1,668,796              -            -              -
Texas                             -              -            -              -
Washington                  295,103              -            -              -
Florida                   1,035,870              -            -      3,917,644
Georgia                           -              -            -              -
Michigan                          -              -            -        998,605
Pennsylvania                      -              -            -              -

                                2008           2009           2010          2011           TOTAL
------------------------------------------------------------------------------------------------
National               $  11,399,772   $    385,136   $          -   $   255,373   $  12,040,281
California                 3,282,765              -              -        34,990       3,317,755
Connecticut                  677,619        518,107              -             -       1,464,195
Hawaii                       584,699        268,000                                    1,986,981
Minnesota                          -        560,978              -             -         560,978
Missouri                     151,236         86,407              -             -         753,091
New Jersey                 3,467,129              -              -       405,467       3,872,596
New York                     983,645      1,190,572              -        25,993       3,869,006
Texas                      2,739,564        579,267              -             -       3,318,831
Washington                   947,474        710,842              -        42,693       1,996,112
Florida                    1,479,660              -              -       763,887       7,197,061
Georgia                            -              -              -        92,644          92,644
Michigan                     711,637              -              -             -       1,710,242
Pennsylvania                 762,318              -              -         1,955         764,273

Capital losses incurred after October 31 ("post-October losses), within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. Each Fund incurred and will elect to defer net capital losses during fiscal 2003 as follows:

                           POST-OCTOBER
                                 LOSSES
---------------------------------------
National                  $   3,714,264
California                    1,151,283
Connecticut                     579,824
Hawaii                        1,679,388
Minnesota                       135,034
Missouri                         70,139
New Jersey                    1,814,786
New York                         80,579
Texas                           568,881
Washington                      493,984
Insured                          74,668
Florida                         378,707
Georgia                          58,985
Michigan                        196,526
Pennsylvania                    297,993

As of September 30, 2003, the aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes are as follows:

                                               GROSS           GROSS              NET
                                          UNREALIZED      UNREALIZED       UNREALIZED
                            TAX COST            GAIN            LOSS             GAIN
-------------------------------------------------------------------------------------
National               $ 573,773,743   $  32,883,556   $    (574,828)   $  32,308,728
California               183,654,150       8,961,788        (242,577)       8,719,211
Connecticut               91,126,113       5,328,983         (46,368)       5,282,615
Hawaii                    68,141,741       5,182,955         (31,344)       5,151,611
Minnesota                 32,583,875       1,635,910         (55,671)       1,580,239
Missouri                 142,797,186       7,882,430         (23,485)       7,858,945
New Jersey               143,623,295       9,464,835         (30,154)       9,434,681
New York                 240,066,200      18,085,583        (413,238)      17,672,345
Texas                     70,373,556       7,867,466               -        7,867,466
Washington                45,652,838       3,480,242         (15,570)       3,464,672
Insured                    3,920,969          85,959               -           85,959
Florida                   81,652,553       7,455,885         (25,228)       7,430,657
Georgia                   79,694,919       4,033,771        (150,015)       3,883,756
Michigan                  61,724,411       5,056,222         (23,152)       5,033,070
Pennsylvania              91,067,556       6,246,063        (112,362)       6,133,701

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attribtable to wash sales, and other temporary tax adjustments.

Permanent items identified during the year ended September 30, 2003 have been reclassified among the components of net assets based on their tax basis treatment as follows:


                             UNDISTRIBUTED/
                             (DISTRIBUTIONS
                               IN EXCESS OF        ACCUMULATED
                             NET INVESTMENT       NET REALIZED
                                    INCOME)               LOSS    PAID-IN CAPITAL
---------------------------------------------------------------------------------
National                    $       709,004       $          -    $      (709,004)
California                                -          5,761,785         (5,761,785)
Hawaii                              (31,448)                 -             31,448
Minnesota                            (5,372)                 -              5,372
New Jersey                            1,980                  -             (1,980)
New York                             49,783          5,779,167         (5,828,950)
Washington                          (44,217)                 -             44,217
Insured*                              2,394                  -             (2,394)
Florida                             (43,243)         2,642,077         (2,598,834)
Georgia                               3,457                (86)            (3,371)
Michigan                             10,839                  -            (10,839)
Pennsylvania                        (58,637)                 -             58,637

*For the period June 23, 2003 (commencement of investment operations) to September 30, 2003.


5.  PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (other than short-term investments) are as follows:

                                YEAR ENDED SEPTEMBER 30, 2003
-------------------------------------------------------------
                                  PURCHASES             SALES
-------------------------------------------------------------
National                    $ 1,250,874,003   $ 1,250,273,149
California                      169,618,403       176,814,243
Connecticut                      40,146,420        45,677,367
Hawaii                           20,471,257        22,511,573
Minnesota                        18,776,830        10,287,695
Missouri                         77,574,928        70,023,210
New Jersey                      108,969,843       112,633,737
New York                        123,630,530       120,507,755
Texas                            44,858,040        46,421,237
Washington                       30,279,143        27,595,874
Insured*                          6,943,419         3,129,747
Florida                          73,303,827        73,144,225
Georgia                          40,027,374        26,068,063
Michigan                         47,205,923        36,699,492
Pennsylvania                     29,142,369        31,588,306

* For the period June 23, 2003 (commencement of investment operations) to September 30, 2003.

There were no purchases or sales of U.S. Government securities for the year ended September 30, 2003.

6. DIRECTORS'/TRUSTEES' REMUNERATION

The Company's and Trust's officers and the one Director/Trustee who are associated with Lord Abbett do not receive any compensation from the Company or Trust for serving in such capacities. Outside Directors'/Trustees' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Directors/Trustees under which outside Directors/Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors'/Trustees' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the Company or Trust. Such amounts and earnings accrued thereon are included in Directors'/Trustees' fees on the Statements of Operations and in Directors'/Trustees' fees payable on the Statements of Assets and Liabilities and are not deductible for federal income tax purposes until such amounts are paid.

7. EXPENSE REDUCTIONS

The Funds have entered into agreements with their transfer agent and/or custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' expenses.

8. CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company ("SSB") is the Funds' custodian and accounting agent. SSB performs custodian, accounting and record keeping functions relating to portfolio transactions and calculating each Fund's net asset value.

9. INVESTMENT RISKS

Each Fund's performance and the value of its investments will vary in response to changes in interest rates and other market factors. As interest rates rise, a Fund's investments typically will lose value. This risk is usually greater for long-term bonds than for short-term bonds. As a result, the Funds, which tend to invest in longer-term bonds than many other municipal bond funds, normally will have more price volatility than those other funds.

Additional risks that could reduce each Fund's performance or increase volatility include call risk, governmental risk, legislative risk, management risk and credit risk. Credit risk varies among states based upon the economic and fiscal conditions of each state and the municipalities within the state.

Each Fund (except National and Insured) is non-diversified which means that it may invest a greater portion of its assets in a single issuer than a diversified fund. Thus, it may be exposed to greater risk.

Because each Fund other than National and Insured invests primarily in issuers of its particular state, its performance may be more affected by local, state and regional factors than a fund investing in municipal bonds issued in many states, such as National and Insured. These factors may include economic, political or state legislative developments, erosion of the tax base and the possibility of credit problems. In addition, downturns or developments in the U.S. economy or in foreign economies may harm the performance of each Fund, and may do so disproportionately as a result of the corresponding disproportionate impact of such occurrences on particular state, territory, or local economies.

Each Fund may invest up to 20% of its net assets in residual interest bonds ("RIBs"). RIBs, sometimes referred to as inverse floaters, are debt instruments with a floating or variable interest rate that moves in the opposite direction of the interest rate on another security or the value of an index. Changes in the interest rate on the other security or index inversely affect the residual interest paid on the RIB, with the result that when interest rates rise, RIBs make lower interest payments and their values fall faster than fixed-rate bonds. But when interest rates fall, not only do RIBs make higher interest payments, their values also rise faster than fixed-rate bonds.

Each Fund may purchase securities on a forward commitment or when-issued basis. Delivery and payment for such securities can take place a month or more after the transaction date. During this period such securities are subject to market fluctuations.

10. SUMMARY OF CAPITAL TRANSACTIONS

The Company has 1,000,000,000 authorized shares of capital stock (par value $.001) of which 900,000,000 are issued and allocated as follows: 150,000,000 to National, 110,000,000 to each of California, New Jersey, and New York, and 70,000,000 to each of Connecticut, Hawaii, Minnesota, Missouri, Texas, and Washington. The Trust has an unlimited number of shares of beneficial interest authorized.

                                                                                    YEAR ENDED SEPTEMBER 30, 2003
                                  --------------------------------------------------------------------------------
                                   CONNECTICUT           HAWAII        MINNESOTA         MISSOURI       NEW JERSEY
------------------------------------------------------------------------------------------------------------------
SHARES SOLD                            784,378        1,118,700        2,634,465        4,063,538        2,469,761
REINVESTMENT OF DISTRIBUTIONS          202,793          338,450          209,576          888,995          786,255
SHARES REACQUIRED                   (1,212,005)      (2,073,364)        (963,379)      (3,103,766)      (4,363,119)
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE)                   (224,834)        (616,214)       1,880,662        1,848,767       (1,107,103)
------------------------------------------------------------------------------------------------------------------

                                                                                     YEAR ENDED SEPTEMBER 30, 2003
                                  --------------------------------------------------------------------------------
                                         TEXAS       WASHINGTON          GEORGIA         MICHIGAN     PENNSYLVANIA
------------------------------------------------------------------------------------------------------------------
SHARES SOLD                            562,546        1,436,340        5,253,056        3,578,052        1,876,842
REINVESTMENT OF DISTRIBUTIONS          237,487          318,921          491,682          353,430          407,087
SHARES REACQUIRED                     (923,282)      (1,270,360)      (2,815,614)      (1,989,612)      (2,336,153)
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE)                   (123,249)         484,901        2,929,124        1,941,870          (52,224)
------------------------------------------------------------------------------------------------------------------

                                                                                     YEAR ENDED SEPTEMBER 30, 2002
                                  --------------------------------------------------------------------------------
                                   CONNECTICUT           HAWAII        MINNESOTA         MISSOURI       NEW JERSEY
------------------------------------------------------------------------------------------------------------------
SHARES SOLD                            853,997        2,390,770          962,671        3,364,100        3,202,830
REINVESTMENT OF DISTRIBUTIONS          208,106          365,054          190,599          868,887          817,964
SHARES REACQUIRED                   (1,502,754)      (1,535,997)        (773,983)      (2,234,491)      (4,127,923)
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE)                   (440,651)       1,219,827          379,287        1,998,496         (107,129)
------------------------------------------------------------------------------------------------------------------

                                                                                     YEAR ENDED SEPTEMBER 30, 2002
                                  --------------------------------------------------------------------------------
                                         TEXAS       WASHINGTON          GEORGIA         MICHIGAN     PENNSYLVANIA
------------------------------------------------------------------------------------------------------------------
SHARES SOLD                            662,436          945,389        5,149,300        2,017,019        1,803,527
REINVESTMENT OF DISTRIBUTIONS          241,267          302,561          342,996          313,339          404,088
SHARES REACQUIRED                     (928,704)        (947,446)      (1,736,593)      (1,012,841)      (1,561,369)
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE)                    (25,001)         300,504        3,755,703        1,317,517          646,246
------------------------------------------------------------------------------------------------------------------

Transactions (both shares and dollars) in Funds with multiple classes are as follows:

                                                                        YEAR ENDED                      YEAR ENDED
NATIONAL                                                       SEPTEMBER  30, 2003              SEPTEMBER 30, 2002
------------------------------------------------------------------------------------------------------------------
CLASS A SHARES                                              SHARES          AMOUNT          SHARES          AMOUNT
------------------------------------------------------------------------------------------------------------------
SHARES SOLD                                              5,669,665   $  65,071,288       7,751,014   $  87,781,034
REINVESTMENT OF DISTRIBUTIONS                            1,359,829      15,627,071       1,428,874      16,160,809
SHARES REACQUIRED                                       (7,418,567)    (85,075,942)     (9,175,849)   (103,951,138)
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE)                                       (389,073)  $  (4,377,583)          4,039   $      (9,295)
------------------------------------------------------------------------------------------------------------------

CLASS B SHARES
------------------------------------------------------------------------------------------------------------------
SHARES SOLD                                                980,446   $  11,338,944       1,127,290   $  12,857,643
REINVESTMENT OF DISTRIBUTIONS                               58,692         675,936          48,216         546,813
SHARES REACQUIRED                                         (727,080)     (8,357,818)       (605,266)     (6,875,994)
------------------------------------------------------------------------------------------------------------------
INCREASE                                                   312,058   $   3,657,062         570,240   $   6,528,462
------------------------------------------------------------------------------------------------------------------

CLASS C SHARES
------------------------------------------------------------------------------------------------------------------
SHARES SOLD                                                988,068   $  11,461,006       1,002,981   $  11,383,352
REINVESTMENT OF DISTRIBUTIONS                               80,448         925,745          74,735         846,978
SHARES REACQUIRED                                         (577,892)     (6,648,381)       (605,076)     (6,832,378)
------------------------------------------------------------------------------------------------------------------
INCREASE                                                   490,624   $   5,738,370         472,640   $   5,397,952
------------------------------------------------------------------------------------------------------------------

                                                                        YEAR ENDED                      YEAR ENDED
CALIFORNIA                                                     SEPTEMBER  30, 2003              SEPTEMBER 30, 2002
------------------------------------------------------------------------------------------------------------------
CLASS A SHARES                                              SHARES          AMOUNT          SHARES          AMOUNT
------------------------------------------------------------------------------------------------------------------
SHARES SOLD                                              1,492,737   $  16,255,433       2,019,108   $  21,727,564
REINVESTMENT OF DISTRIBUTIONS                              413,818       4,507,517         448,801       4,840,005
SHARES REACQUIRED                                       (2,583,054)    (28,071,598)     (2,972,942)    (31,999,921)
------------------------------------------------------------------------------------------------------------------
DECREASE                                                  (676,499)  $  (7,308,648)       (505,033)  $  (5,432,352)
------------------------------------------------------------------------------------------------------------------

CLASS C SHARES
------------------------------------------------------------------------------------------------------------------
SHARES SOLD                                                510,721   $   5,606,781         338,503   $   3,667,344
REINVESTMENT OF DISTRIBUTIONS                               21,919         238,826          15,597         168,372
SHARES REACQUIRED                                         (310,511)     (3,360,618)       (141,033)     (1,511,658)
------------------------------------------------------------------------------------------------------------------
INCREASE                                                   222,129   $   2,484,989         213,067   $   2,324,058
------------------------------------------------------------------------------------------------------------------

                                                                        YEAR ENDED                      YEAR ENDED
NEW YORK                                                       SEPTEMBER  30, 2003              SEPTEMBER 30, 2002
------------------------------------------------------------------------------------------------------------------
CLASS A SHARES                                              SHARES          AMOUNT          SHARES          AMOUNT
------------------------------------------------------------------------------------------------------------------
SHARES SOLD                                              2,926,447   $  33,217,359       2,823,672   $  31,478,472
REINVESTMENT OF DISTRIBUTIONS                              594,191       6,775,806         613,701       6,853,956
SHARES REACQUIRED                                       (3,567,933)    (40,743,765)     (3,456,554)    (38,511,864)
------------------------------------------------------------------------------------------------------------------
DECREASE                                                   (47,295)  $    (750,600)        (19,181)  $    (179,436)
------------------------------------------------------------------------------------------------------------------

CLASS C SHARES
------------------------------------------------------------------------------------------------------------------
SHARES SOLD                                                506,318   $   5,809,463         233,172   $   2,609,870
REINVESTMENT OF DISTRIBUTIONS                               16,052         183,062          12,420         138,937
SHARES REACQUIRED                                         (192,259)     (2,174,296)        (88,141)       (985,659)
------------------------------------------------------------------------------------------------------------------
INCREASE                                                   330,111   $   3,818,229         157,451   $   1,763,148
------------------------------------------------------------------------------------------------------------------

FLORIDA
------------------------------------------------------------------------------------------------------------------
CLASS A SHARES                                              SHARES          AMOUNT          SHARES          AMOUNT
------------------------------------------------------------------------------------------------------------------
SHARES SOLD                                              1,544,362   $   7,546,963       1,145,637   $   5,514,044
REINVESTMENT OF DISTRIBUTIONS                              314,963       1,533,647         312,748       1,501,638
SHARES REACQUIRED                                       (2,768,788)    (13,472,904)     (1,887,030)     (9,058,564)
------------------------------------------------------------------------------------------------------------------
DECREASE                                                  (909,463)  $  (4,392,294)       (428,645)  $  (2,042,882)
------------------------------------------------------------------------------------------------------------------

CLASS C SHARES
------------------------------------------------------------------------------------------------------------------
SHARES SOLD                                                262,470   $   1,292,387         202,583   $     971,606
REINVESTMENT OF DISTRIBUTIONS                               12,271          59,826          10,502          50,532
SHARES REACQUIRED                                         (131,233)       (643,551)       (107,063)       (511,602)
------------------------------------------------------------------------------------------------------------------
INCREASE                                                   143,508   $     708,662         106,022   $     510,536
------------------------------------------------------------------------------------------------------------------

                                                              FOR THE PERIOD ENDED
INSURED                                                       SEPTEMBER  30, 2003*
----------------------------------------------------------------------------------
CLASS A SHARES                                              SHARES          AMOUNT
----------------------------------------------------------------------------------
SHARES SOLD                                                368,851   $   3,663,501
REINVESTMENT OF DISTRIBUTIONS                                1,182          11,397
SHARES REACQUIRED                                             (534)         (5,208)
----------------------------------------------------------------------------------
INCREASE                                                   369,499   $   3,669,690
----------------------------------------------------------------------------------

CLASS B SHARES                                              SHARES          AMOUNT
----------------------------------------------------------------------------------
SHARES SOLD                                                 31,393   $     307,348
REINVESTMENT OF DISTRIBUTIONS                                    4              38
SHARES REACQUIRED                                                -               -
----------------------------------------------------------------------------------
INCREASE                                                    31,397   $     307,386
----------------------------------------------------------------------------------

CLASS C SHARES                                              SHARES          AMOUNT
----------------------------------------------------------------------------------
SHARES SOLD                                                 31,544   $     309,785
REINVESTMENT OF DISTRIBUTIONS                                   32             307
SHARES REACQUIRED                                                -               -
----------------------------------------------------------------------------------
INCREASE                                                    31,576   $     310,092
----------------------------------------------------------------------------------

CLASS P SHARES                                              SHARES          AMOUNT
----------------------------------------------------------------------------------
SHARES SOLD                                                  1,000   $      10,000
REINVESTMENT OF DISTRIBUTIONS                                    4              42
SHARES REACQUIRED                                                -               -
----------------------------------------------------------------------------------
INCREASE                                                     1,004   $      10,042
----------------------------------------------------------------------------------

* For the period June 23, 2003 (commencement of investment operations) to September 30, 2003.

The majority of the outstanding capital shares of Insured are held by Lord Abbett and partners and employees of Lord Abbett.

INDEPENDENT AUDITORS' REPORT

THE BOARD OF DIRECTORS AND SHAREHOLDERS,
LORD ABBETT TAX-FREE INCOME FUND, INC.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Lord Abbett Tax-Free Income Fund, Inc. (the "Fund"), comprising Lord Abbett National Tax-Free Income Fund, Lord Abbett California Tax-Free Income Fund, Lord Abbett Connecticut Tax-Free Income Fund, Lord Abbett Hawaii Tax-Free Income Fund, Lord Abbett Minnesota Tax-Free Income Fund, Lord Abbett Missouri Tax-Free Income Fund, Lord Abbett New Jersey Tax-Free Income Fund, Lord Abbett New York Tax-Free Income Fund, Lord Abbett Texas Tax-Free Income Fund, and Lord Abbett Washington Tax-Free Income Fund, as of September 30, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2003 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting Lord Abbett Tax-Free Income Fund, Inc., as of September 30, 2003, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

New York, New York
November 18, 2003

INDEPENDENT AUDITORS' REPORT

THE BOARD OF TRUSTEES AND SHAREHOLDERS,
LORD ABBETT TAX-FREE INCOME TRUST:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Lord Abbett Tax-Free Income Trust (the "Trust"), comprising Florida Series, Georgia Series, Michigan Series, Pennsylvania Series and Lord Abbett Insured Intermediate Tax-Free Fund, as of September 30, 2003, and the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2003 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting Lord Abbett Tax-Free Income Trust as of September 30, 2003, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

New York, New York
November 18, 2003

BASIC INFORMATION ABOUT MANAGEMENT

The Company's Board of Directors and the Trust's Board of Trustees are responsible for the management of the business and affairs of the Company and Trust in accordance with the laws of the States of Maryland and Delaware. Each Board appoints officers who are responsible for the day-to-day operations of the Company and Trust and who execute policies authorized by the Boards. Each Board also approves an investment adviser to the Company and the Trust and continues to monitor the cost and quality of the services provided by the investment adviser, and annually considers whether to renew the contract with the adviser.

Lord, Abbett & Co. LLC ("Lord Abbett"), a Delaware limited liability company, is the investment adviser of the Company and Trust.

The following Director/Trustee is the Managing Partner of Lord Abbett and is an "interested person" as defined in the Act. Mr. Dow is also an officer, director, or trustee of each of the fourteen Lord Abbett-sponsored funds, which consist of 48 portfolios or series.

                                   CURRENT POSITION
                                   LENGTH OF SERVICE
NAME, ADDRESS AND                    WITH COMPANY               PRINCIPAL OCCUPATION              OTHER
DATE OF BIRTH                          AND TRUST               DURING PAST FIVE YEARS          DIRECTORSHIPS
---------------------------------------------------------------------------------------------------------------------
ROBERT S. DOW                      Director since 1989;        Managing Partner and Chief      N/A
Lord, Abbett & Co. LLC             Trustee since 1991          Investment Officer of Lord
90 Hudson Street                   and Chairman since          Abbett since 1996.
Jersey City, NJ                    1996
Date of Birth: 3/8/1945

                                -----------------

The following outside Directors/Trustees are also directors or trustees of each of the fourteen Lord Abbett-sponsored funds, which consist of 48 portfolios or series.


                                   CURRENT POSITION
                                   LENGTH OF SERVICE
NAME, ADDRESS AND                    WITH COMPANY               PRINCIPAL OCCUPATION              OTHER
DATE OF BIRTH                          AND TRUST               DURING PAST FIVE YEARS          DIRECTORSHIPS
---------------------------------------------------------------------------------------------------------------------
E. THAYER BIGELOW                  Director/Trustee since      Managing General                Currently serves as
Bigelow Media, LLC                 1994                        Partner, Bigelow                director of Adelphia
41 Madison Ave.,                                               Media, LLC (since               Communications Inc.,
Suite 3810                                                     2000); Senior Adviser,          Crane Co. and Huttig
New York, NY                                                   Time Warner Inc. (1998          Building Products Inc.
Date of Birth: 10/22/1941                                      - 2000); Acting Chief
                                                               Executive Officer of
                                                               Courtroom Television
                                                               Network (1997 - 1998);
                                                               President and Chief
                                                               Executive Officer of
                                                               Time Warner Cable
                                                               Programming, Inc.
                                                               (1991 - 1997).

WILLIAM H.T. BUSH                  Director/Trustee since      Co-founder and                  Currently serves as
Bush-O'Donnell & Co., Inc.         1998                        Chairman of the Board           director of Wellpoint
101 South Hanley Road                                          of the financial                Health Network, Inc.,
Suite 1250                                                     advisory firm of                DT Industries Inc.,
St. Louis, MO                                                  Bush-O'Donnell &                and Engineered Support
Date of Birth: 7/14/1938                                       Company (since 1986).           Systems, Inc.

                                   CURRENT POSITION
                                   LENGTH OF SERVICE
NAME, ADDRESS AND                    WITH COMPANY               PRINCIPAL OCCUPATION              OTHER
DATE OF BIRTH                          AND TRUST               DURING PAST FIVE YEARS          DIRECTORSHIPS
---------------------------------------------------------------------------------------------------------------------
ROBERT B. CALHOUN, JR.             Director/Trustee since      Managing Director of            Currently serves as
Monitor Clipper Partners           1998                        Monitor Clipper                 director of Avondale,
650 Madison Ave., 9th Fl.                                      Partners (since 1997)           Inc. and Interstate
New York, NY                                                   and President of                Bakeries Corp.
Date of Birth: 10/25/1942                                      Clipper Asset
                                                               Management Corp.
                                                               (since 1991), both
                                                               private equity
                                                               investment funds.

STEWART S. DIXON                   Director/Trustee            Partner in the law              N/A
Wildman, Harrold, Allen & Dixon    since 1976, retired         firm of Wildman,
225 W. Wacker Drive, Suite 2800    12/31/2002                  Harrold, Allen & Dixon
Chicago, IL                                                    (since 1967).
Date of Birth: 11/5/1930

FRANKLIN W. HOBBS                  Director/Trustee since      Senior Advisor (since           Currently serves as
Houlihan Lokey                     2000                        April 2003) and Former          director of Adolph
Howard & Zukin                                                 Chief Executive                 Coors Company.
685 Third Ave.                                                 Officer of Houlihan
New York, NY                                                   Lokey Howard & Zukin,
Date of Birth: 7/30/1947                                       an investment bank
                                                               (January 2002 - April
                                                               2003); Chairman of
                                                               Warburg Dillon Read
                                                               (1999 - 2001); Global
                                                               Head of Corporate
                                                               Finance of SBC Warburg
                                                               Dillon Read (1997 -
                                                               1999); Chief Executive
                                                               Officer of Dillon,
                                                               Read & Co. (1994 -
                                                               1997).

C. ALAN MACDONALD                  Director/Trustee since      Retired - General               Currently serves as
415 Round Hill Road                1988                        Business and                    director of
Greenwich, CT                                                  Governance Consulting           Fountainhead Water
Date of Birth: 5/19/1933                                       (since 1992); formerly          Company, Lincoln
                                                               President and CEO of            Snacks, H.J. Baker,
                                                               Nestle Foods.                   and Seix Fund, Inc.*

THOMAS J. NEFF                     Director/Trustee since      Chairman of Spencer             Currently serves as
Spencer Stuart                     1982                        Stuart, an executive            director of Ace, Ltd.
277 Park Avenue                                                search consulting firm          and Exult, Inc.
New York, NY                                                   (since 1996);
Date of Birth: 10/2/1937                                       President of Spencer
                                                               Stuart (1979-1996).

                                   CURRENT POSITION
                                   LENGTH OF SERVICE
NAME, ADDRESS AND                    WITH COMPANY               PRINCIPAL OCCUPATION              OTHER
DATE OF BIRTH                          AND TRUST               DURING PAST FIVE YEARS          DIRECTORSHIPS
---------------------------------------------------------------------------------------------------------------------
JAMES F. ORR, III                  Director/Trustee            President and CEO of            Currently serves as
80 Pinckney Street                 since 2002; retired         LandingPoint Capital            Chairman of
Boston, MA                         3/3/2003                    (since 2002); Chairman          Rockefeller
Date of Birth: 3/5/1943                                        and CEO of United               Foundation, Director
                                                               Asset Management                of Nashua Corp. and
                                                               Corporation (2000 to            SteelPoint
                                                               2001); Chairman and             Technologies.
                                                               CEO of UNUM Provident
                                                               Corporation (1999 -
                                                               merger); Chairman and
                                                               CEO of UNUM
                                                               Corporation (1988 -
                                                               1999).

----------
* Seix Fund, Inc. is a registered investment company that is advised by Seix Investment Advisors Inc. Seix Investment Advisors Inc.'s Chairman, CEO, and Chief Investment Officer is married to Robert Dow, the Company's and Trust's Chairman, CEO, and President and the Managing Partner of Lord Abbett.

                                   ----------

None of the officers listed below have received compensation from the Company or Trust. All the officers of the Company and Trust may also be officers of the other Lord Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City, New Jersey 07302.

                                    CURRENT POSITION               LENGTH OF                   PRINCIPAL OCCUPATION
   NAME, AND                          WITH COMPANY                SERVICE OF                        DURING PAST
(DATE OF BIRTH)                        AND TRUST               CURRENT POSITION                     FIVE YEARS
---------------------------------------------------------------------------------------------------------------------
ROBERT S. DOW                      Chairman, CEO and           Elected in 1996                 Managing Partner and
(3/8/1945)                         President                                                   Chief Investment
                                                                                               Officer of Lord Abbett
                                                                                               since 1996.

RICHARD D. SMOLA                   Executive Vice              Elected in 2003                 Partner and Investment
(10/27/1956)                       President                                                   Manager, joined Lord
                                                                                               Abbett in 1991.

TRACIE E. AHERN                    Vice President and          Elected in 1999                 Partner and Director
(1/12/1968)                        Treasurer                                                   of Portfolio
                                                                                               Accounting and
                                                                                               Operations, joined
                                                                                               Lord Abbett in 1999,
                                                                                               prior thereto Vice
                                                                                               President - Head of
                                                                                               Fund Administration of
                                                                                               Morgan Grenfell.

JOAN A. BINSTOCK                   Chief Financial             Elected in 1999                 Partner and Chief
(3/4/1954)                         Officer and Vice                                            Operations Officer,
                                   President                                                   joined Lord Abbett in
                                                                                               1999, prior thereto
                                                                                               Chief Operating
                                                                                               Officer of Morgan
                                                                                               Grenfell.

LINA BRANDOW                       Vice President              Elected in 2002                 Municipal Research
(8/18/1959)                                                                                    Analyst, joined Lord
                                                                                               Abbett in 1998,
                                                                                               formerly Senior Vice
                                                                                               President and
                                                                                               Municipal Analyst at
                                                                                               Lehman Brothers.

                                    CURRENT POSITION               LENGTH OF                   PRINCIPAL OCCUPATION
   NAME, AND                          WITH COMPANY                SERVICE OF                        DURING PAST
(DATE OF BIRTH)                        AND TRUST               CURRENT POSITION                     FIVE YEARS
---------------------------------------------------------------------------------------------------------------------
DANIEL E. CARPER                   Vice President              Elected in 1998                 Partner, joined
(1/22/1952)                                                    (Company)                       Lord Abbett in 1979.
                                                               1991 (Trust)

PHILIP P. FANG                     Vice President              Elected in 1994                 Investment Manager,
(6/19/1965)                                                                                    joined Lord Abbett in
                                                                                               1991.

PAUL A. HILSTAD                    Vice President and          Elected in 1995                 Partner and General
(12/13/1942)                       Secretary                                                   Counsel, joined Lord
                                                                                               Abbett in 1995.

LAWRENCE H. KAPLAN                 Vice President and          Elected in 1997                 Partner and Deputy
(1/16/1957)                        Assistant Secretary                                         General Counsel,
                                                                                               joined Lord Abbett in
                                                                                               1997.

A. EDWARD OBERHAUS, III            Vice President              Elected in 1996                 Partner and Manager of
(12/21/1959)                                                                                   Equity Trading, joined
                                                                                               Lord Abbett in 1983.

CHRISTINA T. SIMMONS               Vice President and          Elected in 2000                 Assistant General
(11/12/1957)                       Assistant Secretary                                         Counsel, joined Lord
                                                                                               Abbett in 1999,
                                                                                               formerly Assistant
                                                                                               General Counsel of
                                                                                               Prudential Investments
                                                                                               from 1998 to 1999,
                                                                                               prior thereto Counsel
                                                                                               of Drinker, Biddle &
                                                                                               Reath LLP, a law firm.

BERNARD J. GRZELAK                 Assistant Treasurer         Elected in 2003                 Director of Fund
(6/12/1971)                                                                                    Administration, joined
                                                                                               Lord Abbett in 2003,
                                                                                               formerly Vice
                                                                                               President, Lazard
                                                                                               Asset Management from
                                                                                               2000 to 2003, prior
                                                                                               thereto Manager of
                                                                                               Deloitte & Touche LLP.

PETER SCOTT SMITH                  Vice President              Elected in 2000                 Investment Manager,
(9/15/1966)                                                                                    joined Lord Abbett in
                                                                                               1992.

Please call 1-888-522-2388 for a copy of the Statement of Additional Information
(SAI), which contains further information about the Company's Directors and the Trust's Trustees. It is available free upon request.

HOUSEHOLDING

The Company and Trust have adopted a policy that allows them to send only one copy of the Funds' Prospectus, proxy material, annual report and semi-annual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219100, Kansas City, MO 64121.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that Lord Abbett uses to vote proxies relating to the Funds' portfolio securities is available without charge, upon request, by calling 888-522-2388 or on Lord Abbett's web site at www.LordAbbett.com.

[LORD ABBETT(R) LOGO]

                                                            Lord Abbett Tax-Free Income Fund Inc.
                                                                   Lord Abbett National Tax-Free Income Fund
                                                                   Lord Abbett California Tax-Free Income Fund
                                                                   Lord Abbett Connecticut Tax-Free Income Fund
                                                                   Lord Abbett Hawaii Tax-Free Income Fund
                                                                   Lord Abbett Minnesota Tax-Free Income Fund
                                                                   Lord Abbett Missouri Tax-Free Income Fund
                                                                   Lord Abbett New Jersey Tax-Free Income Fund
                                                                   Lord Abbett New York Tax-Free Income Fund
                                                                   Lord Abbett Texas Tax-Free Income Fund
                                                                   Lord Abbett Washington Tax-Free Income Fund

     This report when not used for the general              Lord Abbett Tax-Free Income Trust
   information of shareholders of the Fund, is to                  Lord Abbett Insured Intermediate Tax-Free Fund
   be distributed only if preceded or accompanied                  Florida Series
           by a current Fund Prospectus.                           Georgia Series
                                                                   Michigan Series
 Lord Abbett Mutual Fund shares are distributed by:                Pennsylvania Series
             LORD ABBETT DISTRIBUTOR LLC
90 Hudson Street - Jersey City, New Jersey 07302-3973

                                                                     LATFI-2-903
                                                                         (11/03)

ITEM 2:          Code of Ethics.

            (a) In accordance with applicable requirements, the Registrant adopted a Sarbanes-Oxley Code of Ethics on June 19, 2003 that applies to the principal executive officer and senior financial officers of the Registrant ("Code of Ethics"). The Code of Ethics was in effect from June 19, 2003 through the end of the reporting period on September 30, 2003 (the "Period").

            (b)  Not applicable.

            (c) The Registrant has not amended the Code of Ethics as described in Form N-CSR during the Period.

            (d) The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

            (e)  Not applicable.

            (f)  See Item 10(a) concerning the filing of the Code of Ethics.

ITEM 3:          Audit Committee Financial Expert.

                 The Registrant's Board of Directors has determined that each of the independent Trustees who comprise the audit committee are audit committee financial experts. The members of the audit committee are E. Thayer Bigelow, Robert B. Calhoun, and Franklin W. Hobbs. Each audit committee member is independent within the meaning of the Form N-CSR.

ITEM 4:          Principal Accountant Fees and Services.
                 Not applicable.

ITEM 5:          Audit Committee of Listed Registrants
                 Not applicable.

ITEM 6:          [Reserved]

ITEM 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
                 Not applicable.

ITEM 8:          [Reserved]

ITEM 9:          Controls and Procedures.

            (a) Based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of November 18, 2003, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

            (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 10:         Exhibits.

ITEM 10(a): Code of Ethics, as required by Item 2, is attached hereto as part of EX-99.CODEETH.

ITEM 10(b):
      (i) Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

      (ii) Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as a part of EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                    LORD ABBETT TAX-FREE INCOME
                                    FUND, INC.


                                    /s/ Robert S. Dow
                                    -----------------
                                    Robert S. Dow
                                    Chief Executive Officer,
                                    Chairman and President



                                    /s/ Joan A. Binstock
                                    --------------------
                                    Joan A. Binstock
                                    Chief Financial Officer and Vice President


Date:  November 18, 2003

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


                                    LORD ABBETT TAX-FREE INCOME
                                    FUND, INC.


                                    /s/ Robert S. Dow
                                    -----------------
                                    Robert S. Dow
                                    Chief Executive Officer,
                                    Chairman and President



                                    /s/ Joan A. Binstock
                                    --------------------
                                    Joan A. Binstock
                                    Chief Financial Officer and Vice President


Date:  November 18, 2003